UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust
(Exact name of registrant as specified in charter)

500 Chesterfield Parkway
Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Joe M. Thomson, President
500 Chesterfield Parkway
Malvern, PA 19355
(Name and address of agent for service)

610-644-8100

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: May 1, 2025 to April 30, 2026

Item 1. Reports to Stockholders.

(a)

Pacer Aristotle Pacific Floating Rate High Income ETF
FLRT (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer Aristotle Pacific Floating Rate High Income ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Aristotle Pacific Floating Rate High Income ETF	$62	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer Aristotle Pacific Floating Rate High Income ETF (FLRT) returned 7.1%, while its Strategy Benchmark, the Morningstar LSTA U.S Leveraged Loan 100 Index, returned 6.6% over the same period. This represents an outperformance of 0.5 percentage points for FLRT. While the Fund’s Broad-Based Benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 4.1% over the same period.
What contributed to performance
The Fund’s performance was supported by its exposure to senior secured floating-rate loans, which benefited from persistently elevated short-term interest rates that kept coupon income attractive throughout the period. Even as broader rate expectations shifted, the floating-rate structure allowed the portfolio to maintain strong yield generation with limited duration risk. Credit conditions in the leveraged loan market remained generally orderly, helping support steady cash flows and limiting widespread deterioration in underlying issuers. In periods when wider market sentiment was cautiously optimistic, demand for income-oriented credit helped stabilize pricing and reinforce carry-driven returns.
What detracted from performance
Performance was constrained by limited price appreciation in floating-rate loans, which are more income-focused and less responsive to improving market conditions. Broader market sentiment fluctuated between risk-on optimism and periodic risk-off caution, leading to bouts of volatility in leveraged credit pricing. During risk-off episodes, investors tended to reduce exposure to lower-rated credit, temporarily pressuring loan and CLO valuations despite stable fundamentals. At the same time, tightening credit spreads and shifting expectations around monetary policy reduced the potential upside from spread compression, muting total return beyond coupon income.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer Aristotle Pacific Floating Rate High Income ETF	PAGE 1	TSR-AR-69374H428

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Pacer Aristotle Pacific Floating Rate High Income ETF NAV	7.13	5.91	4.81
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Morningstar LSTA U.S. Leveraged Loan 100 Index	6.64	6.06	5.34
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$603,802,426	Portfolio Turnover	38%
Number of Holdings	290
Net Advisory Fee	$3,374,780
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Elmwood CLO Ltd.	3.8%
Magnetite CLO Ltd.	3.0%
Neuberger Berman CLO Ltd.	3.0%
Benefit Street Partners CLO Ltd.	2.3%
OHA Credit Funding	2.0%
Aimco CDO	1.4%
Mount Vernon Liquid Assets Portfolio, LLC	1.3%
SeaWorld Parks & Entertainment, Inc.	1.2%
Rad CLO	1.2%
Apple Bidco LLC	1.1%

Top Sectors	(%)
Collateralized Loan Obligations	31.7%
Industrials	20.5%
Consumer Discretionary	15.2%
Information Technology	8.0%
Financials	6.2%
Materials	4.2%
Energy	3.1%
Consumer Staples	2.8%
Communication Services	1.9%
Cash & Other	6.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Aristotle Pacific Floating Rate High Income ETF	PAGE 2	TSR-AR-69374H428

Pacer Cash Cows Fund of Funds ETF
HERD (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer Cash Cows Fund of Funds ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Cash Cows Fund of Funds ETF	$17	0.15%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer Cash Cows Fund of Funds ETF (HERD) returned 33.1% while its underlying index, the Pacer Cash Cows Fund of Funds Index, also returned 33.1% over the same period. The Fund’s Broad-Based Benchmark, the MSCI World Index, returned 29.2% over the same period. This represents outperformance of roughly 4 percentage points for HERD relative to its benchmark.
What contributed to performance
The Fund’s performance was supported by its diversified exposure to the Pacer “Cash Cows” family of funds, which collectively emphasize companies with strong free cash flow generation and disciplined capital return profiles. During the period, broad market sentiment was generally constructive toward equities, particularly quality and value-oriented segments, which benefited the underlying Cash Cows strategies. The portfolio’s mix of U.S. and international exposure helped it participate in multiple regional equity uptrends, while its systematic focus on profitable, cash-generating companies provided resilience during intermittent volatility. Additionally, a relatively stable risk appetite for dividend and free cash flow–focused equities helped sustain demand for the underlying holdings.
What detracted from performance
Performance was periodically weighed down by shifts in broader market sentiment, particularly during episodes when investors rotated aggressively into high-growth or momentum-driven equities at the expense of value-oriented strategies. In risk-off environments, sentiment toward global equities softened at times, leading to temporary underperformance in the more cyclically exposed portions of the portfolio. Currency and regional divergence within international holdings also introduced variability that occasionally lagged stronger U.S.-centric growth leadership. Finally, changing expectations around monetary policy created uneven factor leadership, which reduced consistency in returns from the fund’s multi-strategy “fund-of-funds” structure.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer Cash Cows Fund of Funds ETF	PAGE 1	TSR-AR-69374H659

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2019)
Pacer Cash Cows Fund of Funds ETF NAV	33.13	10.13	12.19
Pacer Cash Cows Fund of Funds Index	33.10	10.54	12.66
MSCI World Index	29.16	11.29	13.21
FTSE Developed ex US All Cap Index	33.46	9.59	10.60
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$94,728,961	Portfolio Turnover	6%
Number of Holdings	5	30-Day SEC Yield	1.86%
Net Advisory Fee	$131,287	30-Day SEC Yield Unsubsidized	1.86%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Affiliated Exchange Traded Funds	100.0%
Cash & Other	0.0%

Top Holdings	(%)
Pacer US Small Cap Cash Cows ETF	20.6%
Pacer US Cash Cows Growth ETF	20.4%
Pacer Developed Markets International Cash Cows 100 ETF	20.2%
Pacer US Cash Cows 100 ETF	19.5%
Pacer Global Cash Cows Dividend ETF	19.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Cash Cows Fund of Funds ETF	PAGE 2	TSR-AR-69374H659

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
SZNE (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	$64	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund liquidated on 5/15/2026 please call 877-337-0500 for further questions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/23/2018)
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF NAV	12.98	1.77	6.92
CFRA - Stovall Equal Weight Seasonal Rotation Index	13.63	2.44	7.75
S&P 500 Index	31.05	13.14	14.73
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	PAGE 1	TSR-AR-69374H691

KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$13,393,666	Portfolio Turnover	110%
Number of Holdings	228	30-Day SEC Yield	0.81%
Net Advisory Fee	$88,783	30-Day SEC Yield Unsubsidized	0.81%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	13.0%
Nucor Corp.	1.3%
Steel Dynamics, Inc.	1.3%
Dow, Inc.	1.2%
Albemarle Corp.	1.2%
CRH PLC	1.2%
Vulcan Materials Co.	1.2%
LyondellBasell Industries NV	1.1%
Air Products & Chemicals, Inc.	1.1%
PPG Industries, Inc.	1.1%

Top Sectors	(%)
Materials	27.2%
Information Technology	25.9%
Industrials	24.7%
Consumer Discretionary	22.2%
Cash & Other	0.0%
*	Percentages are stated as a percent of net assets.
Subsequent to 4/30/2026, the Fund liquidated on 5/15/2026, at which time substantially all assets were distributed to shareholders. You can request more information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	PAGE 2	TSR-AR-69374H691

Pacer Data & Infrastructure Real Estate ETF
SRVR (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer Data & Infrastructure Real Estate ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Data & Infrastructure Real Estate ETF	$55	0.51%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer Data & Infrastructure Real Estate ETF (SRVR) returned 17.6%, while its underlying index, the Solactive GPR Data & Infrastructure Real Estate Index, returned 18.3% over the same period. This represents an underperformance of 0.7 percentage points for SRVR. For the one-year period ended April 30, 2026, SRVR’s Broad-Based Benchmark, the S&P 500 Index, returned 31.1% while the Fund’s Strategy Benchmark, the FTSE NAREIT All Equity REITS Total Return Index, returned 14.9%.
What contributed to performance
The Pacer Data & Infrastructure Real Estate ETF benefited from continued investor demand for data center and digital infrastructure REITs, which remained supported by long-term secular growth themes such as cloud computing, artificial intelligence, and global data consumption. During the period, broader market sentiment toward real assets improved as investors sought defensive equity exposure with inflation-linked revenue streams, which helped stabilize valuation multiples for key holdings like data center and tower REITs. The portfolio’s concentration in high-quality operators with strong contractual cash flows also helped sustain income generation even during periods of equity volatility. Additionally, relatively resilient operating fundamentals across digital infrastructure names supported steady earnings growth and helped anchor performance.
What detracted from performance
Performance was periodically pressured by shifts in broader market sentiment toward interest rates, as higher or “higher-for-longer” rate expectations weighed on REIT valuations by increasing discount rates applied to long-duration cash flows. When equity markets rotated into higher-growth or cyclical leadership, data infrastructure REITs sometimes lagged due to their perceived sensitivity to rates and slower near-term growth profiles. Episodes of risk-off sentiment also led to temporary multiple compression, even though underlying fundamentals remained stable. Finally, investor uncertainty around monetary policy timing created intermittent volatility in rate-sensitive real estate sectors, which dampened total return potential despite solid operational performance in the underlying assets.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer Data & Infrastructure Real Estate ETF	PAGE 1	TSR-AR-69374H741

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/15/2018)
Pacer Data & Infrastructure Real Estate ETF NAV	17.60	0.55	6.90
Solactive GPR Data & Infrastructure Real Estate Index	18.34	3.17	9.10
S&P 500 Index	31.05	13.14	14.91
FTSE NAREIT All Equity REITS Total Return Index	14.89	4.13	7.56
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$395,144,721	Portfolio Turnover	44%
Number of Holdings	66	30-Day SEC Yield	1.93%
Net Advisory Fee	$2,100,115	30-Day SEC Yield Unsubsidized	1.93%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Digital Realty Trust, Inc.	15.4%
Equinix, Inc.	15.4%
American Tower Corp.	13.7%
Mount Vernon Liquid Assets Portfolio, LLC	9.7%
Iron Mountain, Inc.	4.9%
SBA Communications Corp.	4.9%
Crown Castle, Inc.	4.2%
Cellnex Telecom SA	4.1%
NEXTDC Ltd.	2.8%
China Tower Corp. Ltd.	2.4%

Top Sectors	(%)
Real Estate	60.0%
Communication Services	13.6%
Industrials	11.3%
Information Technology	6.8%
Energy	4.4%
Utilities	2.2%
Financials	0.9%
Materials	0.7%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.60% to 0.49%, effective August 29, 2025. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 28, 2026 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Data & Infrastructure Real Estate ETF	PAGE 2	TSR-AR-69374H741

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Data & Infrastructure Real Estate ETF	PAGE 3	TSR-AR-69374H741

Pacer Data and Digital Revolution ETF
TRFK (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer Data and Digital Revolution ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Data and Digital Revolution ETF	$69	0.50%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer Data and Digital Revolution ETF (TRFK) returned 75.5%, while its underlying index, the Pacer Data Transmission and Communication Revolution Index, gained 76.5% over the same period. This represents an underperformance of 1.0 percentage points for the Fund. For the one-year period ended April 30, 2026, TRFK’s Broad-Based Benchmark, the S&P Global 1200 Index, returned 32.5%.
What contributed to performance
The Pacer Data & Digital Revolution ETF benefited from sustained investor enthusiasm for AI, semiconductors, and digital infrastructure, which remained central drivers of global equity leadership during the period. Strong earnings momentum from large-cap technology holdings such as semiconductors, cloud infrastructure, and networking companies helped propel index-level returns, with AI-related capital spending acting as a key tailwind. Broader market sentiment toward growth equities was generally positive, especially during risk-on phases when investors favored high-quality, cash-generative tech leaders. The Fund’s diversified exposure across the digital ecosystem also allowed it to participate in multiple thematic growth streams rather than relying on a single segment.
What detracted from performance
Performance was periodically pressured by sharp swings in broader market sentiment toward interest rates and high-multiple growth stocks, which tend to drive volatility in technology-heavy portfolios. When investors rotated into defensives or value equities during risk-off episodes, the Fund’s high beta exposure led to meaningful drawdowns as tech valuations compressed. Concerns around the pace of monetary easing and higher discount rates at times reduced willingness to pay for long-duration growth cash flows, weighing on sentiment despite strong fundamentals. Additionally, episodic profit-taking after strong AI-driven rallies created short-term reversals that temporarily offset underlying earnings strength
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer Data and Digital Revolution ETF	PAGE 1	TSR-AR-69374H386

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/08/2022)
Pacer Data and Digital Revolution ETF NAV	75.53	35.28
Pacer Data Transmission and Communication Revolution Index	76.52	36.13
S&P Global 1200 Index	32.45	16.77
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$614,323,706	Portfolio Turnover	19%
Number of Holdings	81	30-Day SEC Yield	0.05%
Net Advisory Fee	$1,336,043	30-Day SEC Yield Unsubsidized	0.05%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Broadcom, Inc.	10.3%
NVIDIA Corp.	8.8%
Advanced Micro Devices, Inc.	8.6%
Intel Corp.	7.2%
Oracle Corp.	6.9%
Cisco Systems, Inc.	5.4%
Mount Vernon Liquid Assets Portfolio, LLC	5.0%
ARM Holdings PLC	4.9%
Arista Networks, Inc.	4.6%
Western Digital Corp.	3.2%

Top Sectors	(%)
Information Technology	91.7%
Industrials	8.3%
Cash & Other	0.0%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.60% to 0.49%, effective August 1, 2025. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 28, 2026 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Data and Digital Revolution ETF	PAGE 2	TSR-AR-69374H386

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Data and Digital Revolution ETF	PAGE 3	TSR-AR-69374H386

Pacer Developed Markets International Cash Cows 100 ETF
ICOW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer Developed Markets International Cash Cows 100 ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Developed Markets International Cash Cows 100 ETF	$79	0.65%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer Developed Markets International Cash Cows 100 ETF (ICOW) returned 42.9%, while its underlying index, the Pacer Developed Markets International Cash Cows 100 Index, returned 43.5% over the same period. This represents an underperformance of 0.6 percentage points for the Fund. For the one-year period ended April 30, 2026, ICOW’s Broad-Based Benchmark, the MSCI World Index returned 29.2% while its secondary index, the FTSE All-World ex US Index, returned 30.1%.
What contributed to performance
The Pacer Developed Markets International Cash Cows 100 ETF benefited from sustained strength in international value and free-cash-flow–rich equities, particularly in Europe and developed Asia, where many holdings continued to generate solid earnings and shareholder distributions. During the period, broader market sentiment toward non-U.S. equities improved, supported by relative valuation discounts versus U.S. markets and renewed interest in global diversification. A generally favorable environment for industrials, energy, and other cash-flow-heavy sectors—key weights in the portfolio—helped support returns. The strategy’s emphasis on high free cash flow also provided resilience, as investors rewarded companies with strong balance sheets and consistent capital return policies.
What detracted from performance
Performance was periodically held back by shifting global risk sentiment, particularly during episodes when investors favored U.S. growth and AI-driven technology leadership over international value exposure. Currency volatility also acted as a headwind at times, as fluctuations in the yen, euro, and other developed-market currencies influenced U.S.-dollar returns. In addition, concerns around global economic growth—especially in export-oriented economies in Europe and parts of Asia—created intermittent pressure on cyclically exposed holdings. Finally, when risk-off sentiment spiked, international equities often saw faster de-risking than U.S. markets, leading to temporary underperformance despite stable underlying cash flow fundamentals.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer Developed Markets International Cash Cows 100 ETF	PAGE 1	TSR-AR-69374H873

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/16/2017)
Pacer Developed Markets International Cash Cows 100 ETF NAV	42.96	10.78	10.03
Pacer Developed Markets International Cash Cows 100 Index	43.49	11.60	10.97
MSCI World Index	29.16	11.29	12.27
FTSE All-World ex US Index	30.05	6.95	6.37
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,787,847,420	Portfolio Turnover	74%
Number of Holdings	100	30-Day SEC Yield	2.15%
Net Advisory Fee	$8,871,142	30-Day SEC Yield Unsubsidized	2.15%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Equinor ASA	3.0%
Suncor Energy, Inc.	2.7%
Prysmian SpA	2.6%
HD Hyundai Co. Ltd.	2.5%
TotalEnergies SE	2.4%
Canadian Natural Resources Ltd.	2.4%
BP PLC	2.3%
Vodafone Group PLC	2.2%
Anheuser-Busch InBev SA	2.1%
Shell PLC	2.1%

Top Sectors	(%)
Industrials	29.1%
Energy	23.6%
Consumer Discretionary	12.8%
Communication Services	9.4%
Consumer Staples	7.9%
Health Care	6.9%
Materials	6.4%
Information Technology	3.2%
Cash & Other	0.7%

Top Countries	(%)
Japan	17.6%
South Korea	12.2%
France	11.4%
United Kingdom	10.5%
Canada	9.6%
Germany	8.2%
Hong Kong	3.9%
Denmark	3.5%
Norway	3.5%
Cash & Other	19.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Developed Markets International Cash Cows 100 ETF	PAGE 2	TSR-AR-69374H873

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Developed Markets International Cash Cows 100 ETF	PAGE 3	TSR-AR-69374H873

Pacer Emerging Markets Cash Cows 100 ETF
ECOW (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer Emerging Markets Cash Cows 100 ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Emerging Markets Cash Cows 100 ETF	$85	0.70%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer Emerging Markets Cash Cows 100 ETF (ECOW) returned 41.5%, while its underlying index, the Pacer Emerging Markets Cash Cows 100 Index, returned 43.7% over the same period. This represents an underperformance of 2.2 percentage points for the Fund. For the one-year period ended April 30, 2026, the Fund’s Broad-Based Benchmark, the MSCI World Index returned 29.2%, while its Strategy Benchmark, the FTSE Emerging Markets Index, returned 31.1%.
What contributed to performance
The Pacer Emerging Markets Cash Cows 100 ETF benefited from strong emerging markets equity performance driven by value and free cash flow–oriented stocks, as investors increasingly favored fundamentally solid companies with strong balance sheets. During the period, broader market sentiment toward emerging markets was generally constructive, supported by a weaker U.S. dollar, improving global risk appetite, and renewed capital flows into international equities. Many holdings in commodity-linked and industrial sectors also benefited from resilient global demand and stable earnings trends, reinforcing the Fund’s cash-flow-focused strategy. In addition, sustained interest in diversification away from U.S. mega-cap growth leadership helped support relative performance.
What detracted from performance
Performance was periodically constrained by shifts in global risk sentiment, particularly during episodes when investors rotated back into U.S. growth and AI-driven equities, which reduced demand for emerging market exposure. Emerging markets also experienced bouts of volatility tied to geopolitical uncertainty and uneven economic growth across regions, which weighed on valuations even when underlying fundamentals remained stable. Currency fluctuations—especially weakness or volatility in local emerging market currencies versus the U.S. dollar—created additional headwinds for USD-based returns. At times, tightening global liquidity expectations and interest rate uncertainty also pressured higher-beta emerging market equities, leading to drawdowns during risk-off phases.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer Emerging Markets Cash Cows 100 ETF	PAGE 1	TSR-AR-69374H865

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/02/2019)
Pacer Emerging Markets Cash Cows 100 ETF NAV	41.46	7.20	7.54
Pacer Emerging Markets Cash Cows 100 Index	43.68	9.42	9.71
MSCI World Index	29.16	11.29	13.33
FTSE Emerging Markets Index	31.10	5.25	7.58
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$204,368,396	Portfolio Turnover	80%
Number of Holdings	112	30-Day SEC Yield	3.12%
Net Advisory Fee	$907,717	30-Day SEC Yield Unsubsidized	3.12%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Weichai Power Co. Ltd.	3.4%
Petroleo Brasileiro SA - Petrobras	3.0%
Axia Energia	2.4%
America Movil SAB de CV	2.2%
China International Marine Containers Group Co. Ltd.	2.1%
Ambev SA	2.1%
Telefonica Brasil SA	2.1%
United Microelectronics Corp.	2.0%
PTT PCL	1.9%
JD Logistics, Inc.	1.9%

Top Sectors	(%)
Communication Services	18.2%
Industrials	17.4%
Energy	15.2%
Materials	10.3%
Information Technology	9.7%
Consumer Discretionary	9.4%
Utilities	9.4%
Consumer Staples	8.2%
Health Care	1.4%
Cash & Other	0.8%

Top Countries	(%)
China	20.9%
Brazil	14.7%
Taiwan	13.0%
Turkey	9.0%
Thailand	8.6%
United Arab Emirates	8.5%
South Africa	7.1%
Mexico	5.9%
Indonesia	3.9%
Cash & Other	8.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Emerging Markets Cash Cows 100 ETF	PAGE 2	TSR-AR-69374H865

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Emerging Markets Cash Cows 100 ETF	PAGE 3	TSR-AR-69374H865

Pacer Global Cash Cows Dividend ETF
GCOW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer Global Cash Cows Dividend ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Global Cash Cows Dividend ETF	$70	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer Global Cash Cows Dividend ETF (GCOW) returned 32.3%, while its underlying index, the Pacer Global Cash Cows Dividend Index, returned 33.1% over the same period. This represents an underperformance of 0.8 percentage points for the Fund. For the one-year period ended April 30, 2026, GCOW’s Broad-Based Benchmark, the MSCI World Index returned 29.2%, while the Fund’s Strategy Benchmark, the MSCI World Value Index returned 26.7%.
What contributed to performance
The Fund was supported by steady demand for internationally diversified companies with strong cash generation and attractive dividend policies, particularly in sectors like energy, industrials, and global financials. Investor interest in value-oriented global equities improved at various points during the period, as market leadership broadened beyond concentrated U.S. growth names. A softer U.S. dollar at times also boosted returns by enhancing the value of overseas earnings and dividend streams when translated back into dollars. In addition, many holdings continued to demonstrate resilient profitability, which helped anchor income-driven performance even during uneven macro conditions.
What detracted from performance
Performance was periodically held back when global investors rotated aggressively into U.S. technology and AI leaders, reducing appetite for non-U.S. dividend-focused equities. Economic growth outside the United States was uneven, particularly in parts of Europe and Japan, which weighed on cyclical exposure within the portfolio. Currency swings occasionally reduced U.S.-dollar returns, especially when the dollar strengthened and offset local-market gains. At times of heightened market stress, international equities also saw faster selling pressure than domestic counterparts, leading to short-term valuation declines despite stable underlying business fundamentals.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer Global Cash Cows Dividend ETF	PAGE 1	TSR-AR-69374H709

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Pacer Global Cash Cows Dividend ETF NAV	32.26	13.50	10.02
Pacer Global Cash Cows Dividend Index	33.05	14.40	10.95
MSCI World Index	29.16	11.29	12.65
MSCI World Value Index	26.66	10.42	9.84
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,349,667,834	Portfolio Turnover	64%
Number of Holdings	102	30-Day SEC Yield	3.46%
Net Advisory Fee	$15,872,395	30-Day SEC Yield Unsubsidized	3.46%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Equinor ASA	2.6%
TotalEnergies SE	2.5%
Rio Tinto PLC	2.4%
Exxon Mobil Corp.	2.3%
BP PLC	2.3%
BHP Group Ltd.	2.3%
Chevron Corp.	2.3%
Altria Group, Inc.	2.2%
ConocoPhillips	2.2%
Shell PLC	2.2%

Top Sectors	(%)
Energy	24.0%
Consumer Staples	17.5%
Communication Services	14.4%
Health Care	14.1%
Industrials	11.8%
Materials	7.5%
Consumer Discretionary	4.7%
Utilities	4.6%
Information Technology	0.7%
Cash & Other	0.7%

Top Countries	(%)
United States	26.3%
United Kingdom	15.3%
France	8.5%
Japan	7.5%
Canada	6.5%
Switzerland	6.0%
Germany	5.0%
Australia	4.5%
Hong Kong	4.5%
Cash & Other	15.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Global Cash Cows Dividend ETF	PAGE 2	TSR-AR-69374H709

Pacer Industrial Real Estate ETF
INDS (Principal U.S. Listing Exchange: NSYE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer Industrial Real Estate ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Industrial Real Estate ETF	$55	0.51%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer Industrial Real Estate ETF (INDS) returned 15.4%, while its underlying index, the Solactive GPR Industrial Real Estate Index, returned 16.2% over the same period. This represents an underperformance of 0.8 percentage points for the Fund. For the one-year period ended April 30, 2026, INDS’s Broad-Based Benchmark, the S&P 500 Index, returned 31.1%, while its Strategy Benchmark, the FTSE NAREIT All Equity REITs Total Return Index, returned 14.9%.
What contributed to performance
The Fund benefited from continued structural demand for industrial real estate tied to logistics, warehousing, and e-commerce distribution, which remained supported by long-term supply chain modernization trends. During the period, investor sentiment toward select REIT segments improved as industrial properties were still viewed as relatively resilient income generators, even in a higher-rate backdrop. Many underlying holdings maintained strong occupancy levels and steady rent escalations, helping preserve cash flow visibility. In addition, a stabilizing tone in broader equity markets at various points supported risk appetite for real asset income strategies.
What detracted from performance
Performance was periodically constrained by interest-rate sensitivity, as shifting expectations around monetary policy kept pressure on REIT valuations through higher discount rates applied to long-duration cash flows. Broader market sentiment also tended to favor growth and technology leadership during key rallies, leaving real estate and other income-oriented sectors relatively out of favor. Cyclical concerns around economic growth introduced intermittent volatility, particularly for more rate-sensitive REIT segments despite solid property-level fundamentals. Finally, tighter financial conditions at times reduced investor willingness to pay premium valuations for yield-focused real estate strategies, limiting upside even when operating performance remained steady.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer Industrial Real Estate ETF	PAGE 1	TSR-AR-69374H766

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/14/2018)
Pacer Industrial Real Estate ETF NAV	15.37	1.80	8.96
Solactive GPR Industrial Real Estate Index	16.21	3.45	9.62
S&P 500 Index	31.05	13.14	14.80
FTSE NAREIT All Equity REITS Total Return Index	14.89	4.13	7.34
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$113,802,686	Portfolio Turnover	15%
Number of Holdings	32	30-Day SEC Yield	3.67%
Net Advisory Fee	$632,149	30-Day SEC Yield Unsubsidized	3.67%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	17.0%
Prologis, Inc.	15.5%
Public Storage	14.6%
Extra Space Storage, Inc.	14.6%
WP Carey, Inc.	4.4%
EastGroup Properties, Inc.	4.3%
Segro PLC	4.3%
CubeSmart	3.7%
Rexford Industrial Realty, Inc.	3.4%
First Industrial Realty Trust, Inc.	3.3%

Top Sectors	(%)
Real Estate	99.2%
Cash & Other	0.8%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.60% to 0.49%, effective August 29, 2025. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 28, 2026 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Industrial Real Estate ETF	PAGE 2	TSR-AR-69374H766

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Industrial Real Estate ETF	PAGE 3	TSR-AR-69374H766

Pacer Industrials and Logistics ETF
SHPP (Principal U.S. Listing Exchange: NSYE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer Industrials and Logistics ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Industrials and Logistics ETF	$70	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer Industrials and Logistics ETF (SHPP) returned 33.1%, while its underlying index, the Pacer Global Supply Chain Infrastructure Index, returned 34.6% over the same period. This represents an underperformance of roughly 1.5 percentage points for the Fund. For the one-year period ended April 30, 2026, SHPP’s Broad-Based Benchmark, the S&P Global 1200 Index, returned 32.5%, while its secondary index, the S&P 500 Index, returned 31.1%.
What contributed to performance
The Fund’s performance was supported by continued global investment in supply chain modernization, logistics automation, and industrial infrastructure, which kept demand strong for transportation, warehousing, and freight-related equities. Investor sentiment toward industrials remained generally constructive at various points, especially when markets broadened beyond mega-cap technology leadership into cyclical and real-economy sectors. Many underlying holdings benefited from resilient freight volumes, steady contract-based revenues, and ongoing efficiency gains tied to logistics technology adoption. Periodic risk-on environments also helped cyclical industrial names participate in equity rallies alongside improving global growth expectations.
What detracted from performance
Performance was periodically pressured when broader market sentiment shifted back toward growth and AI-driven technology leadership, reducing relative interest in industrial and logistics equities. Rising or uncertain interest rate expectations also weighed on valuation multiples, as these businesses are sensitive to discount rate changes due to their capital-intensive nature. Cyclical concerns around global manufacturing activity and trade flows created intermittent volatility, particularly in transportation and freight-linked holdings. In risk-off phases, investors often rotated out of economically sensitive sectors first, leading to short-term underperformance despite generally stable underlying operating trends.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer Industrials and Logistics ETF	PAGE 1	TSR-AR-69374H378

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/08/2022)
Pacer Industrials and Logistics ETF NAV	33.06	10.27
Pacer Global Supply Chain Infrastructure Index	34.62	11.24
S&P Global 1200 Index	32.45	16.77
S&P 500 Index	31.05	17.17
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,999,686	Portfolio Turnover	50%
Number of Holdings	99	30-Day SEC Yield	1.38%
Net Advisory Fee	$12,837	30-Day SEC Yield Unsubsidized	1.38%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	13.5%
ABB Ltd.	11.0%
Union Pacific Corp.	10.3%
SAP SE	8.3%
FedEx Corp.	6.9%
United Parcel Service, Inc.	5.8%
CSX Corp.	4.1%
Canadian Pacific Kansas City Ltd.	3.8%
Norfolk Southern Corp.	3.7%
Canadian National Railway Co.	3.3%

Top Sectors	(%)
Industrials	85.4%
Information Technology	13.6%
Energy	0.6%
Cash & Other	0.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Industrials and Logistics ETF	PAGE 2	TSR-AR-69374H378

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Industrials and Logistics ETF	PAGE 3	TSR-AR-69374H378

Pacer International Export Leaders ETF
PIEL (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer International Export Leaders ETF for the period of December 22, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pacer International Export Leaders ETF	$22	0.60%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
WHAT FACTORS INFLUENCED PERFORMANCE
Since its inception on December 22, 2025 through April 30, 2026, the Pacer International Export Leaders ETF (PIEL) returned 3.2%, while its underlying index, the Pacer International Export Leaders Index, returned 3.9% over the same period. This represents an underperformance of 0.7 percentage points for the Fund. Over the same period, PIEL’s Broad-Based Benchmark, the FTSE Developed ex US Index, returned 9.6%, while its secondary index, the MSCI EAFE Index, returned 6.7%.
What contributed to performance
The Fund was supported by strong global exposure to large multinational exporters with durable free cash flow, particularly in semiconductors, pharmaceuticals, luxury goods, and industrial technology. During the period, global trade activity remained resilient enough to support earnings for many export-heavy companies, especially those with dominant market positions and pricing power. Investor sentiment also periodically favored internationally diversified “quality at a reasonable price” themes, which helped re-rate several European and Asian leaders. The portfolio’s tilt toward firms with strong global sales footprints allowed it to participate in multiple regional growth cycles rather than relying on a single geography.
What detracted from performance
Performance was periodically limited when global market leadership concentrated in U.S. mega-cap AI and technology names, pulling capital away from international exporters and more cyclically exposed regions. Currency fluctuations also created intermittent headwinds, as strengthening of the U.S. dollar reduced translated earnings and dampened returns from overseas holdings. At times, concerns about slowing industrial activity in parts of Europe and uneven recovery in China weighed on sentiment toward export-oriented sectors. In risk-off environments, investors also tended to de-risk international equities more aggressively than U.S. markets, leading to temporary valuation compression despite generally stable company-level fundamentals.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer International Export Leaders ETF	PAGE 1	TSR-AR-69374H600

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/22/2025)
Pacer International Export Leaders ETF NAV	3.17
Pacer International Export Leaders Index	3.92
FTSE Developed ex US Index	9.63
MSCI EAFE Index	6.72
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,038,723
Number of Holdings	100
Net Advisory Fee	$2,174
Portfolio Turnover	0%
30-Day SEC Yield	0.94%
30-Day SEC Yield Unsubsidized	0.94%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
SK Hynix, Inc.	9.8%
ASML Holding NV	6.1%
Novartis AG	4.9%
AstraZeneca PLC	4.6%
Roche Holding AG	4.5%
LVMH Moet Hennessy Louis Vuitton SE	3.5%
SAP SE	3.3%
Hermes International SCA	3.1%
BHP Group Ltd.	3.0%
Industria de Diseno Textil SA	2.9%

Top Sectors	(%)
Information Technology	29.8%
Health Care	23.8%
Consumer Discretionary	17.8%
Industrials	13.0%
Materials	9.8%
Consumer Staples	3.9%
Energy	1.1%
Communication Services	0.4%
Cash & Other	0.4%

Top Ten Countries	(%)
Switzerland	15.5%
United Kingdom	11.9%
South Korea	10.7%
Netherlands	10.0%
Japan	9.2%
France	9.0%
Canada	8.2%
Australia	5.6%
Sweden	4.0%
Cash & Other	15.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer International Export Leaders ETF	PAGE 2	TSR-AR-69374H600

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer International Export Leaders ETF	PAGE 3	TSR-AR-69374H600

Pacer Lunt Large Cap Alternator ETF
ALTL (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer Lunt Large Cap Alternator ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Lunt Large Cap Alternator ETF	$70	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer Lunt Large Cap Alternator ETF (ALTL) returned 33.2%, while its underlying index, the Lunt Capital U.S Large Cap Equity Rotation Index, returned 34.0% over the same period. This represents an underperformance of 0.8 percentage points for the Fund. For the one-year period ended April 30, 2026, ALTL’s Broad-Based Benchmark, the S&P 500 Index, returned 31.1%.
What contributed to performance
The Pacer Lunt Large Cap Alternator ETF benefited from its systematic rotation between low-volatility and high-beta large-cap U.S. equities, which allowed it to adapt to changing market leadership over the period. When equity markets were driven by momentum and strong risk appetite—particularly in cyclical and growth-led rallies—the strategy’s high-beta exposure helped capture upside participation. In contrast, during periods of heightened volatility or uneven macro signals, the allocation shifted toward lower-volatility names, which helped preserve capital and stabilize returns. Broader market sentiment that alternated between risk-on enthusiasm and defensive positioning generally aligned well with the fund’s adaptive, factor-rotation approach.
What detracted from performance
Performance was periodically limited by timing friction inherent in factor rotation, especially when market leadership shifted quickly and the strategy lagged rapid reversals between growth and defensive regimes. In environments where a single style dominated for extended stretches—such as sustained leadership from mega-cap growth equities—the Fund’s alternating exposure sometimes underperformed a more consistently concentrated approach. Shifts in investor sentiment driven by changing interest rate expectations also created whipsaw conditions, where neither low-volatility nor high-beta positioning held a clear advantage for long periods. Additionally, transitional market phases with choppy risk sentiment reduced the effectiveness of factor rotation, muting returns relative to more persistently positioned benchmarks.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer Lunt Large Cap Alternator ETF	PAGE 1	TSR-AR-69374H717

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/24/2020)
Pacer Lunt Large Cap Alternator ETF NAV	33.21	3.12	12.96
Lunt Capital U.S. Large Cap Equity Rotation Index	34.02	3.83	13.83
S&P 500 Index	31.05	13.14	17.55
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$94,024,795	Portfolio Turnover	467%
Number of Holdings	101	30-Day SEC Yield	1.91%
Net Advisory Fee	$643,312	30-Day SEC Yield Unsubsidized	1.91%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	13.3%
CenterPoint Energy, Inc.	1.4%
Pinnacle West Capital Corp.	1.4%
Atmos Energy Corp.	1.3%
WEC Energy Group, Inc.	1.3%
Southern Co.	1.3%
Ameren Corp.	1.3%
DTE Energy Co.	1.3%
Alliant Energy Corp.	1.3%
Evergy, Inc.	1.3%

Top Sectors	(%)
Utilities	26.8%
Financials	17.5%
Real Estate	14.8%
Industrials	12.8%
Consumer Staples	10.8%
Health Care	6.7%
Consumer Discretionary	4.9%
Materials	2.0%
Information Technology	1.9%
Cash & Other	1.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Lunt Large Cap Alternator ETF	PAGE 2	TSR-AR-69374H717

Pacer Lunt Large Cap Multi-Factor Alternator ETF
PALC (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer Lunt Large Cap Multi-Factor Alternator ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Lunt Large Cap Multi-Factor Alternator ETF	$66	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer Lunt Large Cap Multi-Factor Alternator ETF (PALC) returned 18.6%, while its underlying index, the Lunt Capital U.S. Large Cap Multi-Factor Rotation Index, returned 19.5% over the same period. This represents an underperformance of 0.9 percentage points for the Fund. For the one-year period ended April 30, 2026,  PALC’s Broad-Based Benchmark, the S&P 500 Index, returned 31.1%.
What contributed to performance
The Fund benefited from its systematic rotation across key equity factors—value, quality, momentum, and low volatility—within large-cap U.S. stocks, which allowed it to participate in whichever style environment was in favor at different points in the period. When market leadership broadened beyond a narrow set of mega-cap growth names, the strategy was able to capture returns from more cyclically and value-oriented segments of the S&P 500. Periods of improving investor risk appetite also helped higher-beta and momentum-tilted exposures perform well, while the quality and defensive allocations provided support when conditions turned more uncertain. Broader sentiment shifts between growth leadership and factor rotation created multiple opportunities for the model to adapt and stay engaged with prevailing trends.
What detracted from performance
Performance was periodically held back when market leadership became highly concentrated in a small group of large-cap growth and AI-driven technology stocks, which reduced the benefit of broader factor diversification. In these environments, factor rotation lagged the momentum of dominant index constituents, especially when leadership persisted longer than expected. Rapid shifts in sentiment around interest rates and macro growth expectations also created choppier factor performance, making it harder for monthly rotation signals to fully capture inflection points. Additionally, transitional markets—where investors quickly oscillated between defensive and risk-seeking behavior—sometimes led to whipsaw effects that muted returns relative to a more persistently positioned index.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer Lunt Large Cap Multi-Factor Alternator ETF	PAGE 1	TSR-AR-69374H816

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/24/2020)
Pacer Lunt Large Cap Multi-Factor Alternator ETF NAV	18.59	8.98	16.05
Lunt Capital U.S. Large Cap Multi-Factor Rotation Index	19.45	9.80	16.95
S&P 500 Index	31.05	13.14	17.55
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$230,353,946	Portfolio Turnover	451%
Number of Holdings	192	30-Day SEC Yield	1.21%
Net Advisory Fee	$1,612,445	30-Day SEC Yield Unsubsidized	1.21%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Exxon Mobil Corp.	2.9%
Costco Wholesale Corp.	2.5%
Visa, Inc.	2.4%
UnitedHealth Group, Inc.	2.3%
Apple, Inc.	2.3%
Chevron Corp.	2.3%
Mastercard, Inc.	2.2%
Bank of America Corp.	2.2%
Berkshire Hathaway, Inc.	2.1%
General Electric Co.	2.1%

Top Sectors	(%)
Financials	23.0%
Information Technology	15.5%
Industrials	14.0%
Health Care	11.9%
Energy	10.6%
Consumer Staples	10.6%
Communication Services	5.3%
Consumer Discretionary	4.8%
Materials	2.4%
Cash & Other	1.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Lunt Large Cap Multi-Factor Alternator ETF	PAGE 2	TSR-AR-69374H816

Pacer Lunt MidCap Multi-Factor Alternator ETF
PAMC (Principal U.S. Listing Exchange: NSYE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer Lunt MidCap Multi-Factor Alternator ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Lunt MidCap Multi-Factor Alternator ETF	$69	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer Lunt MidCap Multi-Factor Alternator ETF (PAMC) returned 29.9%, while its underlying index, the Lunt Capital U.S MidCap Multi-Factor Rotation Index, returned 30.6% over the same period. This represents an underperformance of 0.7 percentage points for the Fund. For the one-year period ended April 30, 2026, PAMC’s Broad-Based Benchmark, the S&P Composite 1500 Index, returned 31.2%, while its Strategy Benchmark, the S&P MidCap 400 Index returned 29.5%.
What contributed to performance
The Pacer Lunt MidCap Multi-Factor Alternator ETF benefited from its **dynamic rotation across mid-cap style factors—value, momentum, quality, and low volatility—**which allowed it to participate in shifting leadership within the U.S. mid-cap space. When markets broadened beyond mega-cap technology, mid-cap cyclicals, industrials, and select financials gained traction, supporting the strategy’s exposure. Periods of healthy risk appetite also helped momentum- and cyclical-leaning holdings contribute meaningfully to returns. At the same time, the Fund’s quality and defensive tilts provided stability during volatility spikes, helping smooth performance as sentiment oscillated between growth and value leadership regimes.
What detracted from performance
Performance was periodically constrained when market leadership became narrow and dominated by large-cap growth and AI-driven technology stocks, which are outside the mid-cap universe and reduced relative appeal for the strategy. Rapid shifts in investor sentiment around interest rates and economic growth created uneven factor leadership, making it harder for mid-cap rotations to consistently align with the prevailing regime. At times, quicker-than-expected reversals between risk-on and risk-off environments also led to whipsaw effects, where recently favored factors underperformed shortly after rotation. In addition, mid-cap equities as a group experienced higher volatility during uncertain macro periods, which occasionally weighed on returns despite underlying earnings resilience.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer Lunt MidCap Multi-Factor Alternator ETF	PAGE 1	TSR-AR-69374H725

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/24/2020)
Pacer Lunt MidCap Multi-Factor Alternator ETF NAV	29.92	8.21	15.44
Lunt Capital U.S. MidCap Multi-Factor Rotation Index	30.63	8.82	16.30
S&P Composite 1500 Index	31.17	12.65	17.38
S&P MidCap 400 Index	29.49	7.60	15.27
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$63,015,148	Portfolio Turnover	630%
Number of Holdings	152	30-Day SEC Yield	0.72%
Net Advisory Fee	$364,564	30-Day SEC Yield Unsubsidized	0.72%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	10.7%
TD Synnex Corp.	2.1%
Curtiss-Wright Corp.	2.1%
Alcoa Corp.	2.0%
TechnipFMC PLC	1.9%
HF Sinclair Corp.	1.7%
Fabrinet	1.5%
RenaissanceRe Holdings Ltd.	1.5%
ATI, Inc.	1.4%
TTM Technologies, Inc.	1.4%

Top Sectors	(%)
Industrials	26.5%
Financials	16.5%
Information Technology	12.7%
Consumer Discretionary	11.5%
Energy	10.5%
Materials	6.8%
Real Estate	4.1%
Consumer Staples	3.8%
Utilities	3.4%
Cash & Other	4.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Lunt MidCap Multi-Factor Alternator ETF	PAGE 2	TSR-AR-69374H725

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Lunt MidCap Multi-Factor Alternator ETF	PAGE 3	TSR-AR-69374H725

Pacer MSCI World Industry Advantage ETF
GLBL (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer MSCI World Industry Advantage ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer MSCI World Industry Advantage ETF	$76	0.65%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer MSCI World Industry Advantage ETF (GLBL) returned 33.4%, while its underlying index, the MSCI World Ricardo Comparative Advantage Select Index, returned 34.0% over the same period. This represents an underperformance of 0.6 percentage points for the Fund. For the one-year period ended April 30, 2026, GLBL’s Broad-Based Benchmark, the MSCI World Index, returned 29.2%.
What contributed to performance
The Pacer MSCI World Industry Advantage ETF was supported by its exposure to global industry leaders with durable competitive advantages, particularly in technology, communication services, and select industrial segments. During the period, broad market sentiment toward developed-market equities was generally constructive at times, especially when investors favored high-quality multinational companies with strong earnings visibility and global revenue streams. The Fund also benefited from continued enthusiasm around innovation-driven sectors—especially semiconductors and large-cap tech platforms—that remained central to global equity leadership. Its diversified developed-market exposure helped it participate in multiple regional upswings rather than relying on a single country or sector cycle.
What detracted from performance
Performance was periodically limited when equity leadership became narrowly concentrated in a handful of mega-cap growth and AI-related U.S. stocks, which reduced relative breadth in global developed markets. Shifts in interest rate expectations also influenced sentiment, as higher discount-rate environments tend to compress valuations for longer-duration growth equities that feature prominently in the strategy. At times, global risk sentiment weakened outside the U.S., leading to underperformance in international developed markets compared with domestic benchmarks. Currency fluctuations and uneven regional growth trends further added noise, as strength in the U.S. dollar and slower economic momentum abroad temporarily weighed on translated returns from overseas holdings.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer MSCI World Industry Advantage ETF	PAGE 1	TSR-AR-69374H295

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/16/2024)
Pacer MSCI World Industry Advantage ETF NAV	33.38	20.00
MSCI World Ricardo Comparative Advantage Select Index	34.01	20.70
MSCI World Index	29.16	18.01
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,068,769	Portfolio Turnover	32%
Number of Holdings	371	30-Day SEC Yield	0.32%
Net Advisory Fee	$6,271	30-Day SEC Yield Unsubsidized	0.32%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
Amazon.com, Inc.	6.1%
Alphabet, Inc. - Class A	5.4%
NVIDIA Corp.	5.0%
Apple, Inc.	4.7%
Microsoft Corp.	4.7%
Broadcom, Inc.	4.5%
Alphabet, Inc. - Class C	4.5%
Mount Vernon Liquid Assets Portfolio, LLC	3.2%
Meta Platforms, Inc. - Class A	3.2%
Berkshire Hathaway, Inc. - Class B	1.6%

Top Sectors	(%)
Information Technology	38.5%
Communication Services	15.9%
Financials	12.9%
Consumer Discretionary	12.7%
Health Care	6.3%
Consumer Staples	4.1%
Industrials	3.3%
Real Estate	3.2%
Energy	1.4%
Cash & Other	1.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer MSCI World Industry Advantage ETF	PAGE 2	TSR-AR-69374H295

Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
QQQG (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	$57	0.49%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF (QQQG) returned 32.4%, while its underlying index, the Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders Index, returned 32.8% over the same period. This represents an underperformance of 0.4 percentage points for the Fund. For the one-year period ended April 30, 2026, QQQG’s Broad-Based Benchmark, the S&P 500 Index, returned 31.1%, while its Strategy Benchmark, the NASDAQ-100 Index, returned 41.2%.
What contributed to performance
The Fund was supported by strong participation in large-cap Nasdaq growth leaders with consistently high free cash flow, particularly across semiconductors, cloud infrastructure, and select platform technology names. During the period, investor sentiment toward AI-linked capital spending and digital infrastructure expansion remained a key tailwind, helping several core holdings benefit from durable revenue growth and margin strength. When equity markets broadened beyond a narrow leadership group, the strategy also captured upside from high-quality tech and communications companies with strong cash generation profiles. Periodic risk-on phases reinforced demand for profitable growth, which aligned well with the fund’s “cash cow growth” focus.
What detracted from performance
Performance was periodically constrained when market leadership became heavily concentrated in a small group of mega-cap AI and momentum-driven stocks, limiting the benefit of the Fund’s more diversified selection of Nasdaq growth names. Shifts in interest rate expectations also influenced sentiment, as higher discount rates tend to compress valuations for long-duration growth equities despite solid fundamentals. At times, mixed performance among semiconductor and high-multiple software holdings created intra-sector drag even within otherwise strong technology cycles. Additionally, rapid rotations between risk-on and risk-off environments produced short bursts of volatility, which temporarily outweighed the strategy’s underlying cash flow stability.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	PAGE 1	TSR-AR-69374H329

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/19/2024)
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF NAV	32.40	16.49
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders Index	32.83	16.84
S&P 500 Index	31.05	17.43
NASDAQ-100 Index	41.22	22.22
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$11,286,620	Portfolio Turnover	77%
Number of Holdings	51	30-Day SEC Yield	0.12%
Net Advisory Fee	$37,528	30-Day SEC Yield Unsubsidized	0.12%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
Seagate Technology Holdings PLC	6.9%
Western Digital Corp.	6.8%
Lam Research Corp.	4.9%
Applied Materials, Inc.	4.7%
Alphabet, Inc. - Class A	4.5%
Monolithic Power Systems, Inc.	4.1%
Advanced Micro Devices, Inc.	4.0%
KLA Corp.	4.0%
Analog Devices, Inc.	3.1%
Marvell Technology, Inc.	2.7%

Top Sectors	(%)
Information Technology	68.4%
Health Care	11.0%
Communication Services	9.0%
Industrials	3.7%
Consumer Discretionary	3.6%
Consumer Staples	2.3%
Energy	1.9%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	PAGE 2	TSR-AR-69374H329

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	PAGE 3	TSR-AR-69374H329

Pacer Nasdaq International Patent Leaders ETF
PATN (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer Nasdaq International Patent Leaders ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Nasdaq International Patent Leaders ETF	$83	0.65%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer Nasdaq International Patent Leaders ETF (PATN) returned 54.4%, while its underlying index, the Nasdaq International Patent Leaders Index, returned 55.5% over the same period. This represents an underperformance of 1.1 percentage points for the Fund. For the one-year period ended April 30, 2026, PATN’s Broad-Based Benchmark, the MSCI World Index returned 32.2%.
What contributed to performance
The Fund benefited from exposure to international innovation leaders identified through patent-based metrics, which helped concentrate holdings in globally competitive companies with strong R&D pipelines and durable intellectual property advantages. During the period, investor sentiment toward innovation and growth outside the U.S. improved at various points, supporting multinational technology and healthcare leaders across Asia and Europe. Key semiconductor and digital ecosystem names also contributed meaningfully as demand for advanced chips, AI infrastructure, and industrial automation remained strong globally. The strategy’s tilt toward high-quality, patent-rich companies helped it participate in both cyclical rebounds and secular innovation-driven rallies.
What detracted from performance
Performance was periodically constrained when global equity leadership narrowed toward U.S.-centric mega-cap AI and technology stocks, reducing relative demand for international innovation themes. Currency fluctuations across Asian and European exposures created intermittent headwinds for USD-based returns, particularly when the dollar strengthened. At times, uneven global growth—especially in parts of Europe and China—tempered sentiment toward export-heavy and cyclical industrial holdings despite solid company-level fundamentals. Additionally, shifts in interest-rate expectations influenced valuations for longer-duration growth equities, leading to periodic multiple compression even as underlying patent-driven innovation trends remained intact.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer Nasdaq International Patent Leaders ETF	PAGE 1	TSR-AR-69374H311

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/16/2024)
Pacer Nasdaq International Patent Leaders ETF NAV	54.43	35.14
Nasdaq International Patent Leaders Index	55.52	36.14
MSCI World Index	32.20	22.25
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$78,475,269	Portfolio Turnover	7%
Number of Holdings	100	30-Day SEC Yield	1.05%
Net Advisory Fee	$172,436	30-Day SEC Yield Unsubsidized	1.05%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top Holdings	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.0%
Samsung Electronics Co. Ltd.	7.0%
SK Hynix, Inc.	5.4%
ASML Holding NV	4.5%
Tencent Holdings Ltd.	4.0%
Novartis AG	2.7%
Toyota Motor Corp.	2.5%
AstraZeneca PLC	2.5%
Roche Holding AG	2.4%
Nestle SA	2.2%

Top Sectors	(%)
Information Technology	45.4%
Industrials	15.2%
Health Care	10.8%
Consumer Discretionary	9.4%
Communication Services	6.7%
Consumer Staples	5.8%
Materials	3.1%
Energy	2.6%
Financials	0.6%
Cash & Other	0.4%

Top Countries	(%)
Japan	23.7%
Taiwan	16.3%
South Korea	15.6%
Switzerland	9.8%
France	9.3%
Germany	7.0%
China	6.6%
Netherlands	6.2%
United Kingdom	3.7%
Cash & Other	1.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Nasdaq International Patent Leaders ETF	PAGE 2	TSR-AR-69374H311

Pacer Trendpilot® 100 ETF
PTNQ (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer Trendpilot® 100 ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot® 100 ETF	$72	0.65%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer Trendpilot®  100  ETF (PTNQ) returned 20.7%, while its underlying index, the Pacer NASDAQ-100 Trendpilot®  Index, returned 21.5% over the same period. This represents an  underperformance of 0.8 percentage points for the Fund. For the one-year period ended April 30, 2026, PTNQ’s Broad-Based Benchmark, the S&P 500 Index, returned 31.1%, while its Strategy Benchmark, the NASDAQ-100 Index, returned 41.2%.
What contributed to performance
The Pacer Trendpilot® 100  ETF benefited from its rules-based ability to remain fully or partially invested in the NASDAQ-100 during sustained uptrends, allowing it to capture gains from dominant large-cap technology and communications leaders. When equity markets were in strong risk-on phases—particularly those led by AI-related enthusiasm and resilient corporate earnings—the strategy’s full equity exposure helped drive returns alongside major index constituents. Periods of reduced volatility also supported the model’s ability to stay invested rather than rotate defensively, which enhanced participation in broad tech-led rallies. Overall, the Fund’s systematic approach allowed it to stay aligned with prevailing market momentum when conditions were favorable.
What detracted from performance
Performance was periodically limited when market leadership became narrow and highly concentrated in a few mega-cap growth stocks, where timing and weighting differences could reduce relative capture versus a static NASDAQ-100 exposure. During choppy or sentiment-driven transitions, the strategy’s trend signal could lag sudden reversals, leading to periods of under- or over-exposure compared with the broader index. Shifts in interest rate expectations also created headwinds for growth equities, as higher discount rates pressured valuations even when earnings remained strong. In sideways or range-bound markets, the model’s rotation between equity and defensive positioning could also reduce upside participation, particularly when trends lacked persistence.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer Trendpilot® 100 ETF	PAGE 1	TSR-AR-69374H303

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Pacer Trendpilot® 100 ETF NAV	20.70	9.37	14.89
Pacer NASDAQ-100 Trendpilot® Index	21.51	10.04	15.58
S&P 500 Index	31.05	13.14	15.26
NASDAQ-100 Index	41.22	15.54	21.36
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,243,967,415	Portfolio Turnover	66%
Number of Holdings	102	30-Day SEC Yield	0.64%
Net Advisory Fee	$8,135,916	30-Day SEC Yield Unsubsidized	0.64%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
NVIDIA Corp.	8.5%
Alphabet, Inc.	7.6%
Apple, Inc.	7.0%
Microsoft Corp.	5.3%
Amazon.com, Inc.	5.0%
Broadcom, Inc.	3.5%
Tesla Motors, Inc.	3.4%
Meta Platforms, Inc.	3.2%
Walmart, Inc.	3.1%
Micron Technology, Inc.	2.8%

Top Sectors	(%)
Information Technology	53.7%
Communication Services	15.1%
Consumer Discretionary	12.2%
Consumer Staples	7.7%
Health Care	4.2%
Industrials	3.7%
Utilities	1.4%
Materials	1.1%
Energy	0.6%
Cash & Other	0.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Trendpilot® 100 ETF	PAGE 2	TSR-AR-69374H303

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot® 100 ETF	PAGE 3	TSR-AR-69374H303

Pacer Trendpilot® European Index ETF
PTEU (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer Trendpilot® European Index ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot® European Index ETF	$72	0.65%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer Trendpilot® European Index  ETF (PTEU) returned 22.7%, while its underlying index, the Pacer Trendpilot® European Index, returned 24.0% over the same period. This represents an  underperformance of 1.3 percentage points for the Fund. For the one-year period ended April 30, 2026, PTEU’s Broad-Based Benchmark, the MSCI World Index returned 29.2%, while its Strategy Benchmark, the FTSE Eurozone Index returned 24.0%
What contributed to performance
The Pacer Trendpilot® European Index  ETF benefited during periods when European equities were in sustained uptrends, allowing the strategy to maintain full or partial exposure to the FTSE Eurozone market rather than shifting into cash. When global risk appetite improved, especially during broader equity rallies led by easing inflation pressures and improving earnings expectations abroad, European large- and mid-cap stocks contributed positively to returns. The rules-based trend model helped the fund stay invested during extended bullish stretches, enabling participation in cyclical rebounds across financials, industrials, and select multinational exporters. A more stable tone in global markets at times also supported investor willingness to allocate to developed Europe.
What detracted from performance
Performance was periodically constrained when European equities lagged U.S. growth leadership, particularly during strong rallies in AI-driven technology stocks that dominated global index returns. The strategy’s trend-following design also introduced lag during turning points, where exposure adjustments occurred after market moves had already reversed, reducing responsiveness in choppy environments. Shifts in investor sentiment tied to interest rate uncertainty and uneven regional growth in Europe created intermittent volatility, which weighed on returns even when the fund remained partially invested. In addition, currency fluctuations—especially euro weakness versus the U.S. dollar—occasionally reduced translated gains for U.S.-based investors.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer Trendpilot® European Index ETF	PAGE 1	TSR-AR-69374H808

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Pacer Trendpilot® European Index ETF NAV	22.73	7.74	4.14
Pacer Trendpilot® European Index	24.03	9.07	5.61
MSCI World Index	29.16	11.29	12.65
FTSE Eurozone Index	24.03	10.25	10.36
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$35,085,585	Portfolio Turnover	10%
Number of Holdings	289	30-Day SEC Yield	2.31%
Net Advisory Fee	$232,875	30-Day SEC Yield Unsubsidized	2.31%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
ASML Holding NV	7.3%
Siemens AG	2.9%
Banco Santander SA	2.3%
SAP SE	2.3%
Allianz SE	2.3%
Schneider Electric SE	2.2%
TotalEnergies SE	2.2%
Siemens Energy AG	2.1%
Iberdrola SA	2.0%
LVMH Moet Hennessy Louis Vuitton SE	1.8%

Top Sectors	(%)
Financials	25.2%
Industrials	20.3%
Information Technology	13.5%
Consumer Discretionary	8.5%
Utilities	7.4%
Health Care	5.6%
Consumer Staples	5.1%
Materials	4.2%
Energy	4.1%
Cash & Other	6.1%

Top Countries	(%)
France	25.6%
Germany	25.2%
Netherlands	16.8%
Spain	10.5%
Italy	9.6%
Finland	3.6%
Belgium	2.7%
Ireland	1.0%
Austria	1.0%
Cash & Other	4.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Trendpilot® European Index ETF	PAGE 2	TSR-AR-69374H808

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot® European Index ETF	PAGE 3	TSR-AR-69374H808

Pacer Trendpilot® Fund of Funds ETF
TRND (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer Trendpilot® Fund of Funds ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot® Fund of Funds ETF	$16	0.15%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer Trendpilot® Fund of Funds ETF (TRND) returned 16.6%, while its underlying index, the Pacer Trendpilot® Fund of Funds Index, returned 17.3% over the same period. This represents an  underperformance of 0.7 percentage points for the Fund. For the one-year period ended April 30, 2026, TRND’s Broad-Based Benchmark, the S&P Global 1200 Index returned 32.5%, while its secondary index, FTSE All-World Total Return Index returned 31.4%
What contributed to performance
The Pacer Trendpilot® Fund of Funds ETF benefited most during persistent, clearly defined equity uptrends, when its underlying Trendpilot®strategies remained fully invested in global and  U.S. equities rather than shifting into defensive allocations. In those environments, exposure to large-cap growth leaders, cyclical mid-cap segments, and international equities allowed the fund to participate broadly in market advances rather than relying on a single region or factor. Periods of strong risk appetite—especially when earnings growth and macro conditions aligned—helped the strategy stay engaged with momentum across multiple equity sleeves. The diversified structure also meant it could capture different pockets of strength across domestic and international markets when trends were synchronized.
What detracted from performance
Performance was most challenged during directionless or rapidly reversing markets, where trend signals struggled to remain aligned with shifting conditions. In these environments, the strategy’s rotation between equity exposure and defensive positioning in Treasury bills sometimes resulted in missed upside during early-stage rallies or partial exposure during extended advances. Market leadership that became heavily concentrated in a narrow set of mega-cap U.S. technology names also reduced relative capture, since the fund spreads exposure across multiple equity segments rather than concentrating in a single dominant theme. Additionally, abrupt changes in sentiment tied to interest rate expectations created whipsaw effects, where exposures adjusted after short-lived moves had already reversed, dampening consistency of returns.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer Trendpilot® Fund of Funds ETF	PAGE 1	TSR-AR-69374H675

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2019)
Pacer Trendpilot® Fund of Funds ETF NAV	16.55	5.45	6.51
Pacer Trendpilot® Fund of Funds Index	17.33	6.33	7.49
S&P Global 1200 Index	32.45	12.17	13.92
FTSE All-World Total Return Index	31.40	11.16	13.15
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$56,452,710	Portfolio Turnover	6%
Number of Holdings	5	30-Day SEC Yield	2.10%
Net Advisory Fee	$84,233	30-Day SEC Yield Unsubsidized	2.10%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Security Type	(%)
Affiliated Exchange Traded Funds	100.0%
Cash & Other	0.0%

Top Holdings	(%)
Pacer Trendpilot® US Mid Cap ETF	20.9%
Pacer Trendpilot® US Bond ETF	20.9%
Pacer Trendpilot® US Large Cap ETF	19.6%
Pacer Trendpilot® 100 ETF	19.5%
Pacer Trendpilot® International ETF	19.0%
Mount Vernon Liquid Assets Portfolio, LLC	5.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot® Fund of Funds ETF	PAGE 2	TSR-AR-69374H675

Pacer Trendpilot® International ETF
PTIN (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer Trendpilot® International ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot® International ETF	$75	0.65%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer Trendpilot®  International  ETF (PTIN) returned 30.3%, while its underlying index, the Pacer Trendpilot®  International Index, returned 31.0% over the same period. This represents an  underperformance of 0.7 percentage points for the Fund. For the one-year period ended April 30, 2026, PTIN’s Broad-Based Benchmark, the MSCI World Index returned 29.2%, while its secondary index, the S&P Developed ex-U.S. Large Cap Index returned 33.5%.
What contributed to performance
The Pacer Trendpilot®  International  ETF benefited most during sustained uptrends in developed non-U.S. equities, when its rules-based system maintained meaningful exposure to international stocks instead of shifting into Treasury bills. This allowed the Fund to participate in rallies across European and Asian developed markets, particularly in globally important sectors such as semiconductors, healthcare, and  financials. Periods of improving global risk appetite and stronger-than-expected corporate earnings abroad helped support broad participation across its diversified holdings. When international equities moved in a steady direction rather than a choppy one, the strategy’s momentum framework generally kept it aligned with prevailing market direction, enhancing return capture.
What detracted from performance
Performance was most challenged when global leadership concentrated heavily in U.S. mega-cap growth and AI-driven stocks, which are outside the Fund’s core focus and reduced relative appeal for international exposure. The trend-following mechanism can also lag during turning points, meaning the portfolio may remain invested after an uptrend weakens or stay cautious after a rebound begins, which can dilute returns in volatile phases. Currency movements added another layer of variability, as a stronger U.S. dollar periodically reduced translated gains from overseas equities. In addition, uneven economic conditions across Europe and parts of Asia created inconsistent sector performance, which made it harder for a single directional trend to persist long enough to fully benefit the strategy’s momentum approach.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer Trendpilot® International ETF	PAGE 1	TSR-AR-69374H683

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/02/2019)
Pacer Trendpilot® International ETF NAV	30.33	6.37	6.66
Pacer Trendpilot® International Index	31.01	7.39	7.75
MSCI Word Index	29.16	11.29	13.33
S&P Developed ex-U.S. Large Cap Index	33.47	10.45	11.38
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$182,641,432	Portfolio Turnover	13%
Number of Holdings	499	30-Day SEC Yield	1.70%
Net Advisory Fee	$1,069,991	30-Day SEC Yield Unsubsidized	1.70%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Samsung Electronics Co. Ltd.	3.6%
ASML Holding NV	2.4%
SK Hynix, Inc.	2.1%
HSBC Holdings PLC	1.4%
Roche Holding AG	1.3%
AstraZeneca PLC	1.3%
Novartis AG	1.2%
Nestle SA	1.1%
Shell PLC	1.1%
Royal Bank of Canada	1.1%

Top Sectors	(%)
Financials	27.0%
Industrials	18.1%
Information Technology	14.8%
Health Care	8.6%
Consumer Discretionary	7.5%
Materials	6.0%
Consumer Staples	5.7%
Energy	5.7%
Communication Services	2.7%
Cash & Other	3.9%

Top Ten Countries	(%)
Japan	21.2%
United Kingdom	11.1%
Canada	10.3%
South Korea	8.8%
Switzerland	7.4%
Germany	6.7%
France	6.7%
Australia	5.7%
Netherlands	4.7%
Cash & Other	17.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Trendpilot® International ETF	PAGE 2	TSR-AR-69374H683

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot® International ETF	PAGE 3	TSR-AR-69374H683

Pacer Trendpilot® US Bond ETF
PTBD (Principal U.S. Listing Exchange: NSYE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer Trendpilot® US Bond ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot® US Bond ETF	$61	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer Trendpilot® US Bond ETF (PTBD) returned 1.7%, while its underlying index, the Pacer Trendpilot®  US Bond Index, returned 3.0% over the same period. This represents an underperformance of 1.3 percentage points for the Fund. For the one-year period ended April 30, 2026, PTBD’s Broad-Based Benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 4.1%, while its secondary index the iBoxx USD Liquid High Yield Index returned 8.7%
What contributed to performance
The Pacer Trendpilot® US Bond ETF benefited when credit markets experienced sustained improvement in risk appetite, allowing its rules-based system to allocate more heavily toward high-yield corporate bonds during favorable trend periods. In those environments, elevated yields in the junk bond segment provided a meaningful income boost, which became the primary driver of total return. The strategy’s ability to shift into partial or full Treasury exposure also helped preserve stability when volatility picked up in broader fixed income markets, reducing drawdown severity compared with static high-yield allocations. Over the period, phases of steady credit spreads and generally resilient corporate fundamentals helped the fund capture carry while still managing downside transitions in risk sentiment.
What detracted from performance
Performance was most challenged during uneven or trendless bond market conditions, where the strategy’s signals frequently rotated between high yield, blended exposure, and Treasuries without a sustained directional advantage. In environments where interest rate expectations shifted rapidly, the timing of these switches sometimes lagged market moves, leading to missed upside in rallies or partial exposure during drawdowns. Periods of heightened macro uncertainty also caused credit spreads to widen temporarily, pressuring high-yield allocations before the system fully adjusted defensively. Additionally, because returns depend heavily on correctly identifying and maintaining trends, choppy conditions reduced the effectiveness of the model and limited consistency versus simpler static bond benchmarks.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer Trendpilot® US Bond ETF	PAGE 1	TSR-AR-69374H642

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/22/2019)
Pacer Trendpilot® US Bond ETF NAV	1.73	-1.53	0.85
Pacer Trendpilot® US Bond Index	3.03	0.05	2.36
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	0.90
iBoxx USD Liquid High Yield Index	8.73	4.23	4.57
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$93,968,144	Portfolio Turnover	623%
Number of Holdings	901
Net Advisory Fee	$751,095
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	2.8%
CCO Holdings LLC / CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.9%
Tenet Healthcare Corp.	1.2%
OneMain Finance Corp.	1.0%
Venture Global LNG, Inc.	1.0%
NRG Energy, Inc.	1.0%
Cloud Software Group, Inc.	0.9%
Venture Global Plaquemines LNG LLC	0.9%
CSC Holdings LLC	0.8%

Top Sectors	(%)
Consumer Discretionary	18.5%
Communication Services	18.3%
Financials	12.5%
Energy	10.7%
Health Care	8.4%
Materials	8.1%
Industrials	8.0%
Information Technology	5.1%
Utilities	4.2%
Cash & Other	6.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Trendpilot® US Bond ETF	PAGE 2	TSR-AR-69374H642

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot® US Bond ETF	PAGE 3	TSR-AR-69374H642

Pacer Trendpilot® US Large Cap ETF
PTLC (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer Trendpilot® US Large Cap ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot® US Large Cap ETF	$65	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer  Trendpilot® US Large Cap  ETF (PTLC) returned 16.2%, while its underlying index, the Pacer Trendpilot® US Large Cap Index, returned 16.9% over the same period. This represents an  underperformance of 0.7 percentage points for the Fund. For the one-year period ended April 30, 2026, PTLC’s Broad-Based Benchmark, the S&P 500 Index, returned 31.1%.
What contributed to performance
Performance for PTLC during the period was primarily driven by strong gains in U.S. large-cap equities, particularly within technology and growth-oriented sectors. PTLC also benefited from its Trendpilot® methodology, which maintained meaningful equity exposure during favorable market conditions while seeking to reduce downside risk through tactical shifts into U.S. Treasury bills during periods of market weakness. Continued investor optimism surrounding artificial intelligence, resilient corporate earnings, and easing inflation expectations further supported equity market performance over the period.
What detracted from performance
Performance for PTLC was primarily detracted by its trend-following allocation process, which can result in periods of reduced equity exposure during rising markets. This can cause the Fund to lag broader equity benchmarks during strong, sustained uptrends in U.S. large-cap equities. In addition, short-term shifts between equity and Treasury bill exposure may create timing differences that lead to tracking deviation versus the underlying equity market, particularly during periods of rapid market reversals or extended momentum-driven rallies.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer Trendpilot® US Large Cap ETF	PAGE 1	TSR-AR-69374H105

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Pacer Trendpilot® US Large Cap ETF NAV	16.17	9.95	10.95
Pacer Trendpilot® US Large Cap Index	16.89	10.61	11.61
S&P 500 Index	31.05	13.14	15.26
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,207,646,972	Portfolio Turnover	55%
Number of Holdings	505	30-Day SEC Yield	1.08%
Net Advisory Fee	$19,856,616	30-Day SEC Yield Unsubsidized	1.08%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
NVIDIA Corp.	7.9%
Alphabet, Inc.	6.5%
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.2%
Broadcom, Inc.	3.2%
Meta Platforms, Inc.	2.2%
Tesla Motors, Inc.	1.7%
Berkshire Hathaway, Inc.	1.4%
JPMorgan Chase & Co.	1.4%

Top Sectors	(%)
Information Technology	35.0%
Financials	12.0%
Communication Services	11.0%
Consumer Discretionary	10.0%
Industrials	8.8%
Health Care	8.5%
Consumer Staples	5.0%
Energy	3.5%
Utilities	2.4%
Cash & Other	3.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot® US Large Cap ETF	PAGE 2	TSR-AR-69374H105

Pacer Trendpilot® US Mid Cap ETF
PTMC (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer Trendpilot® US Mid Cap ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot® US Mid Cap ETF	$65	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer Trendpilot® US Mid Cap ETF (PTMC) returned 15.8%, while its underlying index, the Pacer Trendpilot® US Mid Cap Index, returned 16.2% over the same period. This represents an  underperformance of 0.4 percentage points for the Fund. For the one-year period ended April 30, 2026, PTMC’s Broad-Based Benchmark index, the S&P Composite 1500 Index returned 31.2%, while its Strategy Benchmark, the S&P MidCap 400 Index, returned 29.5%.
What contributed to performance
The Pacer Trendpilot® US Mid Cap  ETF benefited during periods when mid-cap equities sustained clear upward trends, allowing the strategy to remain fully invested and participate in cyclical and earnings-driven rallies. When investor sentiment broadened beyond mega-cap technology leadership, mid-cap industrials, financials, and select healthcare names helped drive performance through improved earnings momentum and healthy economic sensitivity. The model’s ability to stay invested during persistent uptrends captured compounding gains, especially when volatility was low and trend signals remained aligned with market direction. In addition, occasional risk-on phases supported stronger performance in higher-beta mid-cap segments, reinforcing returns during favorable market regimes.
What detracted from performance
Performance was periodically constrained when market leadership became highly concentrated in large-cap growth and AI-driven stocks, which sit outside the fund’s mid-cap focus and reduced relative competitiveness. The strategy’s trend-following design also introduced lag during turning points, meaning exposure adjustments sometimes occurred after mid-cap rallies had already begun or ended. Choppy macro environments—driven by shifting interest rate expectations and uneven economic signals—created whipsaw conditions that limited the effectiveness of sustained trend exposure. In addition, when markets lacked a strong directional bias, the rotation between equity exposure and defensive positioning (including Treasury bills) reduced participation in upside moves, muting returns versus a fully invested benchmark.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer Trendpilot® US Mid Cap ETF	PAGE 1	TSR-AR-69374H204

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Pacer Trendpilot® US Mid Cap ETF NAV	15.78	3.19	6.21
Pacer Trendpilot® US Mid Cap Index	16.22	3.69	6.81
S&P Composite 1500 Index	31.17	12.65	14.91
S&P MidCap 400 Index	29.49	7.60	11.29
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$392,519,492	Portfolio Turnover	23%
Number of Holdings	401	30-Day SEC Yield	0.75%
Net Advisory Fee	$2,449,353	30-Day SEC Yield Unsubsidized	0.75%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	11.6%
Flex Ltd.	1.0%
TechnipFMC PLC	0.9%
Curtiss-Wright Corp.	0.8%
XPO Logistics, Inc.	0.8%
United Therapeutics Corp.	0.7%
Fabrinet	0.7%
MasTec, Inc.	0.7%
nVent Electric PLC	0.7%
Twilio, Inc.	0.7%

Top Sectors	(%)
Industrials	26.0%
Financials	14.5%
Information Technology	13.9%
Consumer Discretionary	11.0%
Health Care	8.4%
Real Estate	7.3%
Materials	5.7%
Energy	5.3%
Consumer Staples	3.6%
Cash & Other	4.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer Trendpilot® US Mid Cap ETF	PAGE 2	TSR-AR-69374H204

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Trendpilot® US Mid Cap ETF	PAGE 3	TSR-AR-69374H204

Pacer US Cash Cows 100 ETF
COWZ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer US Cash Cows 100 ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Cash Cows 100 ETF	$55	0.49%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer US Cash Cows 100 ETF (COWZ) returned 24.9%, while its underlying index, the Pacer US Cash Cows 100 Index, returned 25.6% over the same period. This represents an underperformance of 0.7 percentage points for the Fund. For the one-year period ended April 30, 2026, COWZ’s Broad-Based Benchmark, the S&P Composite 1500 Index returned 31.2%, while its Strategy Benchmark, the Russell 1000 Value Index, returned 29.2%.
What contributed to performance
The Pacer US Cash Cows 100 ETF benefited from sustained investor preference for profitable, free cash flow–generating companies, which tended to hold up well across shifting market regimes. During the period, strong performance in sectors such as energy, healthcare, and select industrial and consumer names helped support returns, especially as these areas offered attractive cash yields and relatively stable earnings. The strategy’s emphasis on firms with durable balance sheets also aligned well with market phases that rewarded quality and value characteristics over more speculative growth. At various points, broader equity sentiment remained constructive enough to support mid- and large-cap cyclicals, which amplified gains from the Fund’s concentrated “cash cow” selection approach.
What detracted from performance
Performance was periodically restrained when market leadership became heavily concentrated in mega-cap technology and AI-driven growth stocks, which the Fund is structurally underweight given its cash-flow screen. In those environments, even solid fundamental performers in value-tilted sectors lagged as investors prioritized high-multiple growth narratives over free cash flow yield. Shifts in interest rate expectations also created headwinds, as higher discount rates tend to compress valuations for equity income strategies despite strong underlying earnings. In addition, cyclical pockets of weakness in global manufacturing and consumer demand at times weighed on energy and industrial holdings, creating intermittent drag even as company-level cash generation remained resilient.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer US Cash Cows 100 ETF	PAGE 1	TSR-AR-69374H881

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/16/2016)
Pacer US Cash Cows 100 ETF NAV	24.95	10.78	12.76
Pacer US Cash Cows 100 Index	25.64	11.39	13.28
S&P Composite 1500 Index	31.17	12.65	14.64
Russell 1000 Value Index	29.25	10.29	10.48
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$18,172,509,272	Portfolio Turnover	86%
Number of Holdings	101	30-Day SEC Yield	1.71%
Net Advisory Fee	$94,116,864	30-Day SEC Yield Unsubsidized	1.71%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
QUALCOMM, Inc.	2.7%
Altria Group, Inc.	2.2%
ConocoPhillips	2.2%
CVS Health Corp.	2.2%
Bristol-Myers Squibb Co.	2.0%
Ford Motor Co.	2.0%
Uber Technologies, Inc.	2.0%
Pfizer, Inc.	2.0%
Diamondback Energy, Inc.	2.0%
Newmont Goldcorp Corp.	1.9%

Top Sectors	(%)
Health Care	21.0%
Information Technology	18.9%
Energy	16.4%
Industrials	12.1%
Consumer Discretionary	9.8%
Consumer Staples	9.6%
Communication Services	8.1%
Materials	3.9%
Cash & Other	0.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer US Cash Cows 100 ETF	PAGE 2	TSR-AR-69374H881

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Cash Cows 100 ETF	PAGE 3	TSR-AR-69374H881

Pacer US Cash Cows Growth ETF
BUL (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer US Cash Cows Growth ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Cash Cows Growth ETF	$68	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer US Cash Cows Growth ETF (BUL) returned 27.3%, while its underlying index, the Pacer US Cash Cows Growth Index, returned 28.1% over the same period. This represents an underperformance of 0.8 percentage points for the Fund. For the one-year period ended April 30, 2026, BUL’s Broad-Based Benchmark, the S&P 500 Index, returned 31.1%, while its Strategy Benchmark, S&P 900 Pure Growth Index returned 37.5%
What contributed to performance
The Pacer US Cash Cows Growth ETF benefited from exposure to large-cap companies combining strong free cash flow generation with above-average earnings growth characteristics, which helped it participate in leadership within technology, industrial innovation, and select healthcare names. During the period, investor sentiment was generally supportive of profitable growth stories, especially in areas tied to semiconductors, automation, and industrial technology where cash-rich firms continued to reinvest effectively. When markets broadened beyond a narrow set of mega-cap leaders, the strategy captured upside from a wider set of fundamentally strong companies with durable cash generation. Its focus on financially robust growth firms also provided some resilience during volatility, as investors tended to favor balance-sheet strength when conditions were uncertain.
What detracted from performance
Performance was periodically constrained when market leadership became highly concentrated in a small group of mega-cap AI and momentum-driven stocks, which often outpaced the broader set of growth-and-cash-flow names in the portfolio. In those environments, even strong fundamentals were overshadowed by narrative-driven rallies in a handful of dominant technology names, reducing relative capture. Shifts in interest rate expectations also created headwinds, as higher discount rates tend to compress valuations for longer-duration growth equities despite solid earnings profiles. Additionally, when sentiment rotated toward either pure value or ultra-high-momentum leaders, the Fund’s blended “growth plus cash flow discipline” positioning sometimes lagged more narrowly defined factor exposures.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer US Cash Cows Growth ETF	PAGE 1	TSR-AR-69374H667

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/02/2019)
Pacer US Cash Cows Growth ETF NAV	27.29	10.07	13.36
Pacer US Cash Cows Growth Index	28.10	10.33	13.62
S&P 500 Index	31.05	13.14	15.59
S&P 900 Pure Growth Index	37.46	8.37	12.47
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$127,032,676	Portfolio Turnover	105%
Number of Holdings	51	30-Day SEC Yield	0.00%
Net Advisory Fee	$590,890	30-Day SEC Yield Unsubsidized	0.00%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
EMCOR Group, Inc.	5.0%
Uber Technologies, Inc.	4.9%
Mount Vernon Liquid Assets Portfolio, LLC	4.9%
Newmont Goldcorp Corp.	4.9%
Carnival Corp.	4.8%
Booking Holdings, Inc.	4.8%
Flex Ltd.	4.2%
HCA Healthcare, Inc.	3.9%
Expedia Group, Inc.	3.8%
TechnipFMC PLC	3.8%

Top Sectors	(%)
Consumer Discretionary	24.4%
Health Care	21.4%
Information Technology	20.6%
Industrials	19.5%
Materials	5.7%
Energy	5.1%
Consumer Staples	1.7%
Communication Services	1.6%
Cash & Other	0.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer US Cash Cows Growth ETF	PAGE 2	TSR-AR-69374H667

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Cash Cows Growth ETF	PAGE 3	TSR-AR-69374H667

Pacer US Export Leaders ETF
PEXL (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer US Export Leaders ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Export Leaders ETF	$75	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer US Export Leaders ETF (PEXL) returned 49.9%, while its underlying index, the Pacer US Export Leaders Index, returned 50.9% over the same period. This represents an underperformance of 1.0 percentage points for the Fund. For the one-year period ended April 30, 2026, PEXL’s Broad-Based Benchmark, the S&P 900 Index, returned 30.9%
What contributed to performance
Performance for PEXL was supported by gains in large-cap U.S. companies with significant international revenue exposure, alongside generally favorable global equity market conditions. Holdings tied to industrial, consumer, and other globally cyclical areas contributed to returns over the period. Relative performance was tempered as U.S.-centric growth and technology leaders outpaced more internationally oriented segments of the market. In addition, changes in market leadership and foreign currency effects on overseas earnings created mild headwinds versus the broader U.S. equity benchmark.
What detracted from performance
Performance for PEXL was primarily held back by relative positioning away from the strongest-performing areas of the U.S. equity market, particularly large-cap technology and other high-growth domestic sectors. This limited participation in the most pronounced leadership trends over the period. In addition, exposure to internationally sensitive earnings streams introduced modest headwinds, as currency fluctuations and uneven regional growth dynamics weighed on translated U.S. dollar results for some holdings.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer US Export Leaders ETF	PAGE 1	TSR-AR-69374H402

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/23/2018)
Pacer US Export Leaders ETF NAV	49.94	11.22	14.14
Pacer US Export Leaders Index	50.89	11.86	14.84
S&P 900 Index	30.98	12.82	14.43
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$45,701,179	Portfolio Turnover	100%
Number of Holdings	101	30-Day SEC Yield	0.38%
Net Advisory Fee	$226,678	30-Day SEC Yield Unsubsidized	0.38%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Broadcom, Inc.	5.7%
Alphabet, Inc.	5.6%
Advanced Micro Devices, Inc.	5.4%
Apple, Inc.	4.8%
Microsoft Corp.	4.6%
Meta Platforms, Inc.	4.4%
Netflix, Inc.	3.7%
Procter & Gamble Co.	3.2%
Lam Research Corp.	3.0%
Applied Materials, Inc.	2.9%

Top Sectors	(%)
Information Technology	54.1%
Communication Services	13.8%
Industrials	8.2%
Health Care	7.5%
Consumer Staples	6.3%
Consumer Discretionary	4.7%
Materials	4.2%
Energy	1.1%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Export Leaders ETF	PAGE 2	TSR-AR-69374H402

Pacer US Large Cap Cash Cows Growth Leaders ETF
COWG (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer US Large Cap Cash Cows Growth Leaders ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Large Cap Cash Cows Growth Leaders ETF	$53	0.49%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer US Large Cap Cash Cows Growth Leaders ETF (COWG) returned 14.9%, while its underlying index, the Pacer US Large Cap Cash Cows Growth Leaders Index, returned 15.5% over the same period. This represents an underperformance of 0.6 percentage points for the Fund. For the one-year period ended April 30, 2026, COWG’s Broad-Based Benchmark the Russell 1000 Index returned 30.4% while its Strategy Benchmark, the Russell 1000 Growth Index, returned 30.9%.
What contributed to performance
The Pacer US Large Cap Cash Cows Growth Leaders ETF benefited from exposure to profitable large-cap companies that combine strong free cash flow with above-average earnings expansion, which helped it participate in leadership across parts of the technology, healthcare, and energy sectors. During the period, investor sentiment was generally supportive of companies with durable fundamentals and visible long-term growth paths, especially those tied to semiconductors, software infrastructure, and industrial innovation. Several key holdings—particularly in chip equipment, advanced manufacturing, and select biotech names—contributed meaningfully as demand for AI infrastructure and high-end technology investment remained elevated. Broader equity risk appetite at various points also helped reinforce returns for high-quality growth companies with strong balance sheets.
What detracted from performance
Performance was periodically held back when market leadership narrowed heavily toward a small cohort of mega-cap AI and momentum-driven stocks, which tended to outpace the broader set of cash-flow-screened growth names in the portfolio. Even within strong technology cycles, returns were uneven, as gains were often concentrated in a few dominant platforms rather than spread across the wider universe of profitable growers. Shifting interest rate expectations also created valuation pressure for growth equities, as higher discount rates reduced willingness to pay for longer-duration earnings streams. In addition, episodic rotations into more speculative or index-heavy growth segments reduced relative performance, since the strategy’s emphasis on cash flow discipline can lag more momentum-driven market phases.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer US Large Cap Cash Cows Growth Leaders ETF	PAGE 1	TSR-AR-69374H360

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/21/2022)
Pacer US Large Cap Cash Cows Growth Leaders ETF NAV	14.85	19.30
Pacer US Large Cap Cash Cows Growth Leaders Index	15.47	19.90
Russell 1000 Index	30.42	21.68
Russell 1000 Growth Index	30.99	27.12
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,174,849,135	Portfolio Turnover	110%
Number of Holdings	101	30-Day SEC Yield	0.54%
Net Advisory Fee	$11,128,962	30-Day SEC Yield Unsubsidized	0.54%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Onto Innovation, Inc.	4.7%
Lam Research Corp.	4.4%
Southern Copper Corp.	3.1%
KLA Corp.	3.0%
United Therapeutics Corp.	2.5%
Monolithic Power Systems, Inc.	2.4%
Newmont Goldcorp Corp.	2.2%
Analog Devices, Inc.	2.1%
Jazz Pharmaceuticals PLC	2.0%
Texas Pacific Land Corp.	1.8%

Top Sectors	(%)
Information Technology	48.5%
Health Care	21.0%
Energy	8.4%
Materials	6.5%
Communication Services	5.0%
Consumer Discretionary	3.7%
Consumer Staples	2.8%
Industrials	2.5%
Utilities	1.5%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer US Large Cap Cash Cows Growth Leaders ETF	PAGE 2	TSR-AR-69374H360

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Large Cap Cash Cows Growth Leaders ETF	PAGE 3	TSR-AR-69374H360

Pacer US Small Cap Cash Cows ETF
CALF (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer US Small Cap Cash Cows ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Small Cap Cash Cows 100 ETF	$70	0.59%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer US Small Cap Cash Cows ETF (CALF) returned 36.5%, while its underlying index, the Pacer US Small Cap Cash Cows Index, returned 36.7% over the same period. This represents an underperformance of roughly 0.2 percentage points for the Fund. For the one-year period ended April 30, 2026, CALF’s Broad-Based Benchmark, the Russell 2000 Index, returned 44.4%, while its Strategy Benchmark, the S&P SmallCap 600 Index, returned 38.9%.
What contributed to performance
The Pacer US Small Cap Cash Cows ETF benefited from continued investor preference for profitable small-cap companies generating strong free cash flow, which helped support relative resilience versus broader small-cap benchmarks. During the period, certain cyclical sectors within the small-cap universe—such as energy, industrial services, and select technology and healthcare names—contributed positively as earnings stability improved in parts of the economy. The strategy’s emphasis on cash-generating businesses also helped differentiate it from more speculative small-cap segments, which tend to be more sensitive to funding conditions. When market sentiment broadened beyond mega-cap growth leadership, small-cap value and quality factors saw intermittent support that aided performance.
What detracted from performance
Performance was periodically constrained when interest rate expectations remained elevated or volatile, which tends to weigh more heavily on small-cap equities given their higher financing sensitivity and shorter duration cash flows. Broader market sentiment often favored large-cap technology and AI-driven leaders, leaving small caps relatively out of favor for extended stretches. In addition, risk-off phases in equity markets typically led to sharper de-risking in smaller companies, causing temporary valuation compression even when underlying fundamentals were stable. Uneven economic signals also created periodic uncertainty around demand outlooks, which limited sustained momentum in the small-cap segment compared with more dominant large-cap indexes.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer US Small Cap Cash Cows ETF	PAGE 1	TSR-AR-69374H857

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/16/2017)
Pacer US Small Cap Cash Cows ETF NAV	36.54	4.37	9.19
Pacer US Small Cap Cash Cows Index	36.71	4.81	9.54
Russell 2000 Index	44.41	5.75	9.53
S&P SmallCap 600 Index	38.86	6.15	9.57
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,439,307,494	Portfolio Turnover	130%
Number of Holdings	201	30-Day SEC Yield	0.93%
Net Advisory Fee	$22,650,703	30-Day SEC Yield Unsubsidized	0.93%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	6.0%
Zoom Communications, Inc.	2.4%
TD Synnex Corp.	2.3%
APA Corp.	2.2%
NetApp, Inc.	2.1%
Devon Energy Corp.	2.0%
Fox Corp.	2.0%
Expedia Group, Inc.	2.0%
GoDaddy, Inc.	1.9%
Omnicom Group, Inc.	1.8%

Top Sectors	(%)
Consumer Discretionary	29.2%
Information Technology	26.3%
Energy	10.3%
Communication Services	9.5%
Health Care	9.2%
Industrials	8.0%
Consumer Staples	4.3%
Real Estate	1.6%
Materials	1.5%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer US Small Cap Cash Cows ETF	PAGE 2	TSR-AR-69374H857

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Small Cap Cash Cows ETF	PAGE 3	TSR-AR-69374H857

Pacer US Small Cap Cash Cows Growth Leaders ETF
CAFG (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer US Small Cap Cash Cows Growth Leaders ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Small Cap Cash Cows Growth Leaders ETF	$68	0.59%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer US Small Cap Cash Cows Growth Leaders ETF (CAFG) returned 31.5%. Over the same period, its underlying index, the Pacer US SmallCap Cash Cows Growth Leaders Index, returned 32.4%. This represents an underperformance of 0.09 percentage points for the Fund. For the one-year period ended April 30, 2026, CAFG’s Broad-Based Benchmark, the S&P Composite 1500 Index, returned 31.2%, while its Strategy Benchmark, the S&P SmallCap 600 Growth Index, returned 34.8%.
What contributed to performance
Performance for CAFG during the period was primarily driven by strong stock selection within the information technology, industrials, and consumer discretionary sectors, as companies with high free cash flow growth and improving earnings fundamentals outperformed broader small-cap growth markets. The Fund also benefited from exposure to momentum-driven small-cap equities during periods of improving investor sentiment toward risk assets. These gains were partially offset by periods of volatility in smaller capitalization growth stocks and weaker relative performance within certain healthcare holdings.
What detracted from performance
Detractors from performance for CAFG included periods of weakness in smaller capitalization growth equities amid elevated market volatility and changing interest rate expectations, which pressured valuations across portions of the small-cap growth universe. In addition, select holdings within the healthcare and consumer sectors underperformed due to earnings-related weakness and slower-than-expected growth trends, partially offsetting gains generated by the Fund’s stronger performing technology and industrial holdings.
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer US Small Cap Cash Cows Growth Leaders ETF	PAGE 1	TSR-AR-69374H352

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/01/2023)
Pacer US Small Cap Cash Cows Growth Leaders ETF NAV	31.51	14.90
Pacer US SmallCap Cash Cows Growth Leaders Index	32.41	15.70
S&P Composite 1500 Index	31.17	21.19
S&P SmallCap 600 Growth Index	34.79	16.14
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$22,672,449	Portfolio Turnover	125%
Number of Holdings	102	30-Day SEC Yield	0.07%
Net Advisory Fee	$112,135	30-Day SEC Yield Unsubsidized	0.07%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	18.7%
Powell Industries, Inc.	5.0%
Argan, Inc.	4.4%
DigitalOcean Holdings, Inc.	3.4%
Krystal Biotech, Inc.	2.9%
Kodiak Gas Services, Inc.	2.4%
Innovex International, Inc.	2.2%
Adeia, Inc.	2.2%
Protagonist Therapeutics, Inc.	2.1%
ESCO Technologies, Inc.	1.9%

Top Sectors	(%)
Information Technology	28.5%
Industrials	23.1%
Health Care	18.8%
Energy	13.5%
Consumer Discretionary	7.2%
Communication Services	4.2%
Materials	2.4%
Utilities	1.4%
Consumer Staples	0.9%
Cash & Other	0.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer US Small Cap Cash Cows Growth Leaders ETF	PAGE 2	TSR-AR-69374H352

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Small Cap Cash Cows Growth Leaders ETF	PAGE 3	TSR-AR-69374H352

Pacer WealthShield ETF
PWS (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | April 30, 2026
This annual shareholder report contains important information about the Pacer WealthShield ETF for the period of May 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer WealthShield ETF	$62	0.60%
WHAT FACTORS INFLUENCED PERFORMANCE
Between May 1, 2025 and April 30, 2026, the Pacer WealthShield ETF (PWS) returned 5.6%, while its underlying index, the Pacer WealthShield Index, returned 5.8% over the same period. This represents an underperformance of 0.2 percentage points for the Fund. For the one-year period ended April 30, 2026, PWS’s Broad-Based Benchmark, the S&P 500 Index, returned 31.1%, while its secondary index, the, the S&P U.S. Treasury Bond 20+ Year Total Return Index returned 0.3%.
What contributed to performance
The Pacer  WealthShield ETF benefited primarily during periods of sustained equity strength, when its rules-based model allocated more heavily toward U.S. stocks rather than defensive fixed income. In those environments, exposure to large-cap leaders—particularly technology and high-quality growth names—helped drive returns, as equities delivered the dominant share of risk-on gains. The strategy also added value when market trends were stable and credit conditions improved, allowing the model to remain invested in equities rather than frequently shifting into Treasuries. Its systematic approach helped it participate in upside phases while still targeting segments of the market with relatively strong momentum characteristics.
What detracted from performance
Performance was most challenged during volatile or directionless markets, when frequent shifts between equity exposure and defensive allocations reduced consistency. In these environments, the strategy’s monthly signal updates sometimes lagged rapid changes in sentiment, leading to whipsaw effects where exposure adjustments occurred after market moves had already reversed. Periods of elevated interest-rate uncertainty also weighed on returns, as transitions between stocks and Treasuries became less additive when both asset classes experienced sharp swings. Additionally, when equity leadership was narrowly concentrated in a handful of mega-cap growth names, the diversified, rule-based allocation could under-capture peak performance relative to more concentrated benchmarks
The Fund’s performance information included above is compared with a regulatory required index that represents an overall securities market (Broad-Based Benchmark) and may include one or more indexes that more closely align to the Fund’s investment strategy  (Strategy Benchmark(s)) or provide a secondary point of comparison.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Pacer WealthShield ETF	PAGE 1	TSR-AR-69374H840

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/11/2017)
Pacer WealthShield ETF NAV	5.63	1.47	4.37
Pacer WealthShield Index	5.83	1.72	4.66
S&P 500 Index	31.05	13.14	14.47
S&P U.S. Treasury Bond 20+ Year Total Return Index	0.31	-6.09	-1.73
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$30,455,788	Portfolio Turnover	664%
Number of Holdings	233	30-Day SEC Yield	2.93%
Net Advisory Fee	$172,767	30-Day SEC Yield Unsubsidized	2.93%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)*

Top 10 Issuers	(%)
United States Treasury Bill	15.9%
Exxon Mobil Corp.	6.1%
Linde PLC	3.9%
Walmart, Inc.	3.8%
Chevron Corp.	3.4%
Costco Wholesale Corp.	3.0%
Procter & Gamble Co.	2.3%
Coca-Cola Co.	2.0%
Newmont Goldcorp Corp.	2.0%
Philip Morris International, Inc.	1.7%

Top Sectors	(%)
Energy	20.5%
Consumer Staples	20.1%
Health Care	19.9%
Materials	19.9%
Cash & Other	19.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
Pacer WealthShield ETF	PAGE 2	TSR-AR-69374H840

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer WealthShield ETF	PAGE 3	TSR-AR-69374H840

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)	A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Deborah Wolk is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. No “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 04/30/2026	FYE 04/30/2025
(a) Audit Fees	$257,300	$249,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$37,200	$36,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Sanville & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 04/30/2026	FYE 04/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 04/30/2026	FYE 04/30/2025
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Jane Sagendorph, Colin Lake and Deborah Wolk.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Pacer Funds
Pacer Aristotle Pacific Floating Rate High Income ETF Ticker: FLRT
Pacer Cash Cows Fund of Funds ETF Ticker: HERD
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF Ticker: SZNE
Pacer Data & Infrastructure Real Estate ETF Ticker: SRVR
Pacer Data and Digital Revolution ETF Ticker: TRFK
Pacer Developed Markets International Cash Cows 100 ETF Ticker: ICOW
Pacer Emerging Markets Cash Cows 100 ETF Ticker: ECOW
Pacer Global Cash Cows Dividend ETF Ticker: GCOW
Pacer Industrial Real Estate ETF Ticker: INDS
Pacer Industrials and Logistics ETF Ticker: SHPP
Pacer International Export Leaders ETF Ticker: PIEL
Pacer Lunt Large Cap Alternator ETF Ticker: ALTL
Pacer Lunt Large Cap Multi-Factor Alternator ETF Ticker: PALC
Pacer Lunt MidCap Multi-Factor Alternator ETF Ticker: PAMC
Pacer MSCI World Industry Advantage ETF Ticker: GLBL
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF Ticker: QQQG
Pacer Nasdaq International Patent Leaders ETF Ticker: PATN
Pacer Trendpilot® 100 ETF Ticker: PTNQ
Pacer Trendpilot® European Index ETF Ticker: PTEU
Pacer Trendpilot® Fund of Funds ETF Ticker: TRND
Pacer Trendpilot® International ETF Ticker: PTIN
Pacer Trendpilot® US Bond ETF Ticker: PTBD
Pacer Trendpilot® US Large Cap ETF Ticker: PTLC
Pacer Trendpilot® US Mid Cap ETF Ticker: PTMC
Pacer US Cash Cows 100 ETF Ticker: COWZ
Pacer US Cash Cows Growth ETF Ticker: BUL
Pacer US Export Leaders ETF Ticker: PEXL
Pacer US Large Cap Cash Cows Growth Leaders ETF Ticker: COWG
Pacer US Small Cap Cash Cows ETF Ticker: CALF
Pacer US Small Cap Cash Cows Growth Leaders ETF Ticker: CAFG
Pacer WealthShield ETF Ticker: PWS
April 30, 2026

Pacer Aristotle Pacific Floating Rate High Income ETF
Schedule of Investments
April 30, 2026

	Par	Value
BANK LOANS - 55.4%
Communication Services - 1.1%
MH Sub I LLC, Senior Secured First Lien, 7.90% (1 mo. SOFR US + 4.25%), 05/03/2028	$1,994,872	$1,843,212
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.40% (1 mo. SOFR US + 4.75%), 03/15/2030	4,623,337	4,593,285
		6,436,497
Consumer Discretionary - 13.0%
AI Aqua Merger Sub, Inc., Senior Secured First Lien
6.16% (1 mo. SOFR US + 2.50%), 07/31/2028	900,000	903,299
6.16% (1 mo. SOFR US + 2.50%), 07/31/2028	900,000	903,298
Allied Universal Holdco LLC, Senior Secured First Lien, 6.90% (1 mo. SOFR US + 3.25%), 08/20/2032	6,218,750	6,243,687
Bulldog Purchaser, Inc., Senior Secured First Lien, 6.91% (3 mo. SOFR US + 3.25%), 02/07/2033	700,000	702,888
Caesars Entertainment, Inc., Senior Secured First Lien
5.90% (1 mo. SOFR US + 2.25%), 02/06/2030	1,480,197	1,440,113
5.90% (1 mo. SOFR US + 2.25%), 02/06/2031	2,949,812	2,864,091
Chariot Buyer LLC, Senior Secured First Lien, 6.40% (1 mo. SOFR US + 2.75%), 09/08/2032	4,921,899	4,922,613
Fertitta Entertainment LLC, Senior Secured First Lien, 6.90% (1 mo. SOFR US + 3.25%), 01/29/2029	6,614,071	6,568,600
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.40% (1 mo. SOFR US + 2.75%), 05/30/2031	748,116	726,532
Great Outdoors Group LLC, Senior Secured First Lien, 6.90% (1 mo. SOFR US + 3.25%), 01/23/2032	2,942,551	2,964,987
Groundworks LLC, Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 03/14/2031	498,754	500,782
LC Ahab US Bidco LLC, Senior Secured First Lien, 6.15% (1 mo. SOFR US + 2.50%), 05/01/2031	1,994,937	2,000,762
MajorDrive Holdings IV LLC, Senior Secured First Lien
8.08% (3 mo. SOFR US + 4.00%), 06/01/2028	2,432,281	2,327,218
9.50% (3 mo. SOFR US + 5.50%), 06/01/2029	979,592	937,146
Motion Finco Sarl, Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.50%), 11/30/2029	4,932,886	4,384,103

	Par	Value
Ovg Business Services LLC, Senior Secured First Lien, 6.65% (1 mo. SOFR US + 3.00%), 06/25/2031	$1,492,424	$1,496,155
Pacific Bells LLC, Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.50%), 11/10/2028	995,000	1,002,463
Peer Holding III BV, Senior Secured First Lien, 6.20% (3 mo. SOFR US + 2.50%), 10/28/2030	2,957,230	2,969,798
Pre-Paid Legal Services, Inc., Senior Secured First Lien, 6.90% (1 mo. SOFR US + 3.25%), 12/15/2028	2,868,402	2,631,759
Pye-Barker Fire & Safety LLC, Senior Secured First Lien, 6.16% (1 mo. SOFR US + 2.50%), 12/16/2032	5,000,000	5,026,175
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 5.65% (1 mo. SOFR US + 2.00%), 12/04/2031	4,626,609	4,586,126
Six Flags Entertainment Corp., Senior Secured First Lien, 5.65% (1 mo. SOFR US + 2.00%), 05/01/2031	3,925,026	3,902,123
SkyMiles IP Ltd., First Lien, 5.17% (1 mo. Term SOFR + 1.50%), 10/20/2028	2,736,250	2,743,665
Student Transportation of America Holdings, Inc., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 06/24/2032	303,647	306,178
Student Transportation of America Holdings, Inc., First Lien, 6.86% (1 mo. Term SOFR + 2.75%), 06/24/2032(a)	228,592	230,497
TRQ Sales LLC, Senior Secured First Lien, 6.95% (3 mo. SOFR US + 3.25%), 12/30/2032	4,000,000	3,935,000
Wand NewCo 3, Inc., Senior Secured First Lien, 6.15% (1 mo. SOFR US + 2.50%), 01/30/2031	4,705,534	4,717,910
Whatabrands LLC, Senior Secured First Lien, 6.15% (1 mo. SOFR US + 2.50%), 08/03/2028	4,902,837	4,916,982
White Cap Supply Holdings LLC, Senior Secured First Lien, 7.17% (1 mo. SOFR US + 3.50%), 02/10/2033	1,650,000	1,640,719
		78,495,669
Consumer Staples - 2.8%
Golden State Foods LLC, Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.50%), 12/04/2031	3,458,196	3,478,721
Pegasus Bidco BV, First Lien, 6.40% (3 mo. Term SOFR + 2.75%), 07/12/2029	1,196,985	1,204,095
PFI Lower Midco LLC, Senior Secured First Lien, 7.65% (1 mo. SOFR US + 4.00%), 12/01/2032	2,992,500	3,016,829

The accompanying notes are an integral part of these financial statements.

1

Pacer Aristotle Pacific Floating Rate High Income ETF
Schedule of Investments
April 30, 2026(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer Staples - (Continued)
Primo Brands Corp., Senior Secured First Lien, 6.45% (3 mo. SOFR US + 2.75%), 03/31/2031	$1,300,000	$1,309,698
Savor Acquisition, Inc., Senior Secured First Lien, 6.66% (3 mo. SOFR US + 3.00%), 02/19/2032	4,534,698	4,557,372
Savor Acquisition, Inc., First Lien, 0.00% (1 mo. Term SOFR + 3.00%), 02/19/2032(a)(b)	431,035	433,189
Snacking Investments US LLC, Senior Secured First Lien, 6.66% (3 mo. SOFR US + 3.00%), 10/29/2032	997,500	1,001,550
TreeHouse Foods, Inc., Senior Secured First Lien, 7.90% (1 mo. SOFR US + 4.25%), 02/04/2033	1,800,000	1,817,163
		16,818,617
Energy - 1.7%
CQP Holdco LP, Senior Secured First Lien, 5.45% (3 mo. SOFR US + 1.75%), 12/31/2032	5,115,145	5,118,674
Traverse Midstream Partners LLC, Senior Secured First Lien, 6.17% (3 mo. SOFR US + 2.50%), 02/16/2028	4,899,476	4,912,337
		10,031,011
Financials - 5.1%
Acrisure LLC, Senior Secured First Lien, 6.65% (1 mo. SOFR US + 3.00%), 11/06/2030	4,196,270	4,140,670
Alera Group, Inc., Senior Secured First Lien, 6.40% (1 mo. SOFR US + 2.75%), 05/28/2032	448,875	444,573
Amynta Agency Borrower, Inc., Senior Secured First Lien, 6.15% (1 mo. SOFR US + 2.50%), 12/29/2031	2,000,000	1,988,760
Apex Group Treasury LLC, Senior Secured First Lien, 7.17% (3 mo. SOFR US + 3.50%), 02/27/2032	4,962,406	4,677,068
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 5.41% (1 mo. SOFR US + 1.75%), 06/24/2030	3,099,819	3,115,628
Baldwin Insurance Group Holdings LLC, Senior Secured First Lien, 6.15% (1 mo. SOFR US + 2.50%), 05/27/2031	997,487	990,320
BCP VI Summit Holdings LP, Senior Secured First Lien, 6.66% (1 mo. SOFR US + 3.00%), 01/30/2032	349,121	350,432
Broadstreet Partners Group LLC, Senior Secured First Lien, 6.15% (1 mo. SOFR US + 2.50%), 06/16/2031	648,540	645,210
Chrysaor Bidco Sarl, Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 10/30/2031	1,492,509	1,501,845

	Par	Value
CRC Insurance Group LLC, Senior Secured First Lien, 6.45% (3 mo. SOFR US + 2.75%), 05/06/2031	$500,000	$497,500
Edelman Financial Engines Center LLC, 7.66% (1 mo. Term SOFR + 4.00%), 11/28/2031	1,400,000	1,403,500
Focus Financial Partners LLC, Senior Secured First Lien, 6.15% (1 mo. SOFR US + 2.50%), 09/15/2031	1,047,368	1,040,770
HUB International Ltd., Senior Secured First Lien, 5.92% (3 mo. SOFR US + 2.25%), 06/20/2030	5,637,902	5,658,057
Hyperion Refinance Sarl, Senior Secured First Lien, 6.40% (1 mo. SOFR US + 2.75%), 02/18/2031	1,985,000	1,957,706
Jones Deslauriers Insurance Management, Inc., Senior Secured First Lien, 6.66% (3 mo. SOFR US + 3.00%), 02/02/2033	1,000,000	988,750
Kestra Advisor Services Holdings A, Inc., Senior Secured First Lien, 6.65% (1 mo. SOFR US + 3.00%), 03/24/2031	994,962	998,071
Lockton T/L B (4/26), 6.42%, 04/25/2033	450,000	451,687
Orion Advisor Solutions, Inc., Senior Secured First Lien, 6.41% (3 mo. SOFR US + 2.75%), 09/09/2030	299,250	299,376
		31,149,923
Health Care - 1.4%
Alkermes, Inc., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.75%), 08/12/2031	700,000	706,128
Bausch + Lomb Corp., Senior Secured First Lien, 7.40% (1 mo. SOFR US + 3.75%), 01/15/2031	4,835,991	4,870,012
BioMarin Pharmaceutical, Inc., 5.42% (1 mo. Term SOFR + 1.75%), 01/29/2033	1,000,000	1,004,065
Curium Bidco Sarl, Senior Secured First Lien, 6.70% (3 mo. SOFR US + 3.00%), 08/07/2031	398,997	401,575
Hopper Merger Sub, Inc., Senior Secured First Lien, 5.92% (3 mo. SOFR US + 2.25%), 04/07/2033	1,750,000	1,742,353
		8,724,133
Industrials - 19.2%
Advanced Drainage Systems, Inc., Senior Secured First Lien, 5.29% (1 mo. SOFR US + 1.63%), 02/28/2033	700,000	707,000
Aggreko Holdings, Inc., Senior Secured First Lien, 6.66% (3 mo. SOFR US + 3.00%), 05/21/2031	748,116	752,698
Apple Bidco LLC, Senior Secured First Lien, 6.15% (1 mo. SOFR US + 2.50%), 09/23/2031	6,896,916	6,910,641

The accompanying notes are an integral part of these financial statements.

2

Pacer Aristotle Pacific Floating Rate High Income ETF
Schedule of Investments
April 30, 2026(Continued)

	Par	Value
BANK LOANS - (Continued)
Industrials - (Continued)
Asplundh Tree Expert LLC, Senior Secured First Lien, 5.40% (1 mo. SOFR US + 1.75%), 05/23/2031	$4,910,947	$4,942,034
Azuria Water Solutions, Inc., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 02/28/2033	1,764,706	1,766,912
Azuria Water Solutions, Inc., First Lien, 6.68% (1 mo. Term SOFR + 2.75%), 02/28/2033(a)	235,294	235,588
BCPE Empire Holdings, Inc., Senior Secured First Lien, 7.15% (1 mo. SOFR US + 3.50%), 12/29/2032	4,750,000	4,751,472
Bleriot US Bidco, Inc., Senior Secured First Lien, 5.95% (3 mo. SOFR US + 2.25%), 10/17/2030	5,062,217	5,082,643
CACI International, Inc., Senior Secured First Lien, 5.40% (1 mo. SOFR US + 1.75%), 03/09/2033	650,000	653,250
Chart Industries, Inc., Senior Secured First Lien, 6.18% (3 mo. SOFR US + 2.50%), 03/18/2030	3,791,653	3,804,696
Columbus McKinnon Corp./NY, Senior Secured First Lien, 7.20% (3 mo. SOFR US + 3.50%), 02/03/2033	1,368,688	1,372,684
Core & Main LP, Senior Secured First Lien, 5.65% (1 mo. SOFR US + 2.00%), 02/10/2031	3,429,088	3,439,101
CoreLogic, Inc., Senior Secured First Lien, 7.38% (1 mo. SOFR US + 3.50%), 06/02/2028	4,897,539	4,805,710
Cube Industrials Buyer, Inc., Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 10/20/2031	3,861,098	3,880,403
DG Investment Intermediate Holdings 2, Inc., Senior Secured First Lien, 6.90% (1 mo. SOFR US + 3.25%), 07/12/2032	498,750	499,999
DXP Enterprises, Inc., Senior Secured First Lien, 6.90% (1 mo. SOFR US + 3.25%), 10/11/2030	746,250	753,713
Dycom Industries, Inc., Senior Secured First Lien, 5.40% (1 mo. SOFR US + 1.75%), 01/27/2033	950,000	958,317
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 5.65% (1 mo. SOFR US + 2.00%), 10/31/2031	6,418,750	6,446,511
Emrld Borrower LP, Senior Secured First Lien, 14.19% (3 mo. SOFR US + 2.25%), 05/31/2030	4,251,533	4,261,673
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 6.95% (3 mo. SOFR US + 3.25%), 11/26/2032	2,445,010	2,464,423

	Par	Value
Engineered Machinery Holdings, Inc., Senior Secured Second Lien, 10.22% (3 mo. SOFR US + 6.00%), 05/21/2029	$600,000	$602,628
FCG Acquisitions, Inc., Senior Secured First Lien, 6.90% (1 mo. SOFR US + 3.25%), 03/07/2033	4,973,971	4,989,514
Filtration Group Corp., Senior Secured First Lien, 6.15% (1 mo. SOFR US + 2.50%), 10/23/2028	3,719,320	3,729,938
Gates Corp., Senior Secured First Lien
5.40% (1 mo. SOFR US + 1.75%), 11/16/2029	3,437,535	3,445,681
5.40% (1 mo. SOFR US + 1.75%), 06/04/2031	740,602	742,605
Goat Holdco LLC, Senior Secured First Lien, 6.15% (1 mo. SOFR US + 2.50%), 01/27/2032	4,826,613	4,833,660
Hobbs & Associates LLC, Senior Secured First Lien, 6.40% (1 mo. SOFR US + 2.75%), 07/23/2031	1,994,975	1,988,741
Indicor LLC, Senior Secured First Lien, 6.20% (3 mo. SOFR US + 2.50%), 11/23/2029	3,931,596	3,947,735
Karman Holdings, Inc., Senior Secured First Lien, 6.46% (3 mo. SOFR US + 2.75%), 04/01/2032	399,000	401,326
Legence Holdings LLC, Senior Secured First Lien, 5.90% (1 mo. SOFR US + 2.25%), 12/16/2031	498,750	501,643
Lsf12 Helix Parent LLC, Senior Secured First Lien, 7.15% (1 mo. SOFR US + 3.50%), 02/10/2033	1,368,667	1,371,069
Merlin Buyer, Inc., Senior Secured First Lien, 7.68% (3 mo. SOFR US + 4.00%), 03/16/2033	850,000	856,375
OPENLANE, Inc., Senior Secured First Lien, 6.14% (3 mo. SOFR US + 2.50%), 10/08/2032	1,246,875	1,253,109
Oregon Tool Lux LP, Senior Secured Second Lien, 8.17% (3 mo. SOFR US + 4.00%), 10/15/2029	3,133,844	2,061,677
Pioneer AcquisitionCo LLC, Senior Secured First Lien, 6.96% (3 mo. SOFR US + 3.25%), 10/27/2032	2,000,000	2,010,000
Pro Mach Group, Inc., Senior Secured First Lien, 6.40% (1 mo. SOFR US + 2.75%), 10/18/2032	1,147,125	1,152,889
Propulsion BC Finco Sarl, Senior Secured First Lien, 6.20% (3 mo. SOFR US + 2.50%), 12/01/2032	1,000,000	1,006,565
Resilience Parent LLC, Senior Secured First Lien, 6.13% (3 mo. SOFR US + 2.50%), 02/28/2033	500,000	501,750

The accompanying notes are an integral part of these financial statements.

3

Pacer Aristotle Pacific Floating Rate High Income ETF
Schedule of Investments
April 30, 2026(Continued)

	Par	Value
BANK LOANS - (Continued)
Industrials - (Continued)
Salas O’Brien, Inc., Senior Secured First Lien
6.40% (1 mo. SOFR US + 2.75%), 01/31/2033	$857,143	$861,429
6.42% (1 mo. SOFR US + 2.75%), 01/31/2033	28,571	28,714
Salas O’Brien, Inc., First Lien, 6.42% (1 mo. Term SOFR + 2.75%), 01/31/2033(a)	114,286	114,857
SBA Senior Finance II LLC, Senior Secured First Lien, 5.41% (1 mo. SOFR US + 1.75%), 01/27/2031	2,886,246	2,902,785
STS Operating, Inc., Senior Secured First Lien, 7.75% (1 mo. SOFR US + 4.00%), 03/25/2031	797,964	801,655
TK Elevator US Newco, Inc., Senior Secured First Lien, 6.38% (6 mo. SOFR US + 2.75%), 04/30/2030	4,428,010	4,470,763
TransDigm, Inc., Senior Secured First Lien
5.90% (1 mo. SOFR US + 2.25%), 03/22/2030	1,593,199	1,597,461
6.15% (1 mo. SOFR US + 2.50%), 02/28/2031	3,934,937	3,945,247
Vantage Elevator/Victory Buyer T/L B (1/26), Senior Secured First Lien, 6.66% (3 mo. SOFR US + 3.00%), 02/14/2033	1,300,000	1,310,361
VSE Corp., 5.69% (1 mo. Term SOFR + 2.00%), 03/17/2033	900,000	905,252
WEC US Holdings, Inc., Senior Secured First Lien, 5.66% (1 mo. SOFR US + 2.00%), 01/27/2031	4,914,962	4,931,182
		115,756,079
Information Technology - 7.4%
Applied Systems, Inc., Senior Secured First Lien, 5.95% (3 mo. SOFR US + 2.25%), 02/24/2031	5,424,099	5,360,312
AthenaHealth Group, Inc., Senior Secured First Lien, 6.40% (1 mo. SOFR US + 2.75%), 02/15/2029	4,743,676	4,732,670
BCPE Pequod Buyer, Inc., Senior Secured First Lien, 6.40% (1 mo. SOFR US + 2.75%), 11/25/2031	4,980,019	4,935,995
CCC Intelligent Solutions, Inc., Senior Secured First Lien, 5.65% (1 mo. SOFR US + 2.00%), 01/23/2032	248,887	248,109
Central Parent LLC, Senior Secured First Lien, 6.95% (3 mo. SOFR US + 3.25%), 07/06/2029	3,940,006	2,436,224
Dayforce Bidco LLC, Senior Secured First Lien, 6.66% (3 mo. SOFR US + 3.00%), 02/04/2033	1,250,000	1,182,344

	Par	Value
Ellucian Holdings, Inc., Senior Secured First Lien, 6.15% (1 mo. SOFR US + 2.50%), 10/09/2029	$1,243,719	$1,223,067
Epicor Software Corp., First Lien, 6.17% (1 mo. Term SOFR + 2.75%), 05/30/2031	5,366,584	5,302,882
Icon Parent, Inc., Senior Secured First Lien, 6.44% (3 mo. SOFR US + 2.75%), 11/13/2031	1,246,867	1,212,447
Mitchell International, Inc., Senior Secured First Lien, 6.65% (1 mo. SOFR US + 3.00%), 06/17/2031	748,125	731,214
OAK-Eagle Acquireco, Inc., 7.21% (1 mo. Term SOFR + 3.50%), 03/24/2033	1,850,000	1,852,775
Opal US LLC, Senior Secured First Lien, 6.70% (3 mo. SOFR US + 3.00%), 04/23/2032	1,990,000	2,000,368
Peraton Corp., Senior Secured First Lien, 7.61% (3 mo. SOFR US + 3.75%), 02/01/2028	2,414,146	2,069,707
Polaris Newco LLC, Senior Secured First Lien, 8.04% (3 mo. SOFR US + 4.00%), 06/05/2028	5,137,959	4,497,024
Tempo Acquisition LLC, Senior Secured First Lien, 5.40% (1 mo. SOFR US + 1.75%), 08/31/2028	2,994,236	2,226,544
UKG, Inc., Senior Secured First Lien, 6.16% (3 mo. SOFR US + 2.50%), 02/10/2031	4,917,781	4,753,675
		44,765,357
Materials - 3.5%
Chemours Co., Senior Secured First Lien, 7.15% (1 mo. SOFR US + 3.50%), 10/15/2032	1,995,000	1,994,002
CoorsTek, Inc., Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 10/28/2032	997,500	1,006,433
Element Solutions, Inc., Senior Secured First Lien, 5.40% (1 mo. SOFR US + 1.75%), 12/18/2030	1,250,000	1,255,581
Iris Holding, Inc., Senior Secured First Lien
14.85% (3 mo. SOFR US + 4.75%), 06/28/2028	761,421	721,173
8.61% (3 mo. SOFR US + 4.75%), 06/28/2028	708,122	670,690
Nouryon Finance BV, Senior Secured First Lien, 6.94% (6 mo. SOFR US + 3.25%), 04/03/2028	1,161,635	1,156,552
Paint Intermediate III LLC, Senior Secured First Lien
6.67% (3 mo. SOFR US + 3.00%), 10/09/2031	367,758	369,137
6.67% (3 mo. SOFR US + 3.00%), 10/09/2031	380,353	381,779

The accompanying notes are an integral part of these financial statements.

4

Pacer Aristotle Pacific Floating Rate High Income ETF
Schedule of Investments
April 30, 2026(Continued)

	Par	Value
BANK LOANS - (Continued)
Materials - (Continued)
Pregis TopCo LLC, Senior Secured First Lien, 7.65% (1 mo. SOFR US + 4.00%), 02/01/2029	$1,939,434	$1,942,169
Proampac PG Borrower LLC, Senior Secured First Lien
7.88% (1 mo. SOFR US + 4.00%), 03/07/2033	849,019	831,402
8.04% (3 mo. SOFR US + 4.00%), 03/07/2033	2,055,921	2,013,261
Quikrete Holdings, Inc., Senior Secured First Lien, 5.90% (1 mo. SOFR US + 2.25%), 04/14/2031	6,840,249	6,852,425
Sword Purchaser LLC, Senior Secured First Lien, 7.65% (1 mo. SOFR US + 4.00%), 04/11/2033	2,000,000	1,945,000
		21,139,604
Utilities - 0.2%
NRG Energy T/L B (4/26), 5.42%, 04/15/2033	600,000	602,925
Talen Energy Supply LLC, Senior Secured First Lien, 5.65% (1 mo. SOFR US + 2.00%), 11/26/2032	498,750	500,114
		1,103,039
TOTAL BANK LOANS (Cost $338,741,149)		334,419,929
COLLATERALIZED LOAN OBLIGATIONS - 31.7%
Aimco CDO
Series 2018-BA, Class ER3, 9.28% (3 mo. Term SOFR + 5.60%), 04/16/2037(c)	2,000,000	2,004,578
Series 2019-10A, Class ERR, 9.31% (3 mo. Term SOFR + 5.65%), 07/22/2037(c)	825,000	823,825
Series 2020-11A, Class ER2, 9.03% (3 mo. Term SOFR + 5.35%), 07/17/2037(c)	3,000,000	3,003,633
Series 2021-15A, Class ER, 8.28% (3 mo. Term SOFR + 4.60%), 04/17/2038(c)	2,660,000	2,598,058
ARES CLO, Series 2017-43A, Class A1R2, 5.02% (3 mo. Term SOFR + 1.35%), 01/15/2038(c)	5,000,000	5,012,234
Arini US CLO Ltd., Series 2A, Class E, 9.32% (3 mo. Term SOFR + 5.65%), 03/31/2038(c)	1,000,000	992,650
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A1R, 4.86% (3 mo. Term SOFR + 1.18%), 04/20/2038(c)	5,000,000	5,003,993
Series 2017-12BRA, Class E, 9.92% (3 mo. Term SOFR + 6.25%), 10/15/2037(c)	1,310,000	1,298,862

	Par	Value
Series 2021-23A, Class DR, 6.57% (3 mo. Term SOFR + 2.90%), 04/25/2034(c)	$3,000,000	$2,997,493
Series 2021-23A, Class ER, 8.92% (3 mo. Term SOFR + 5.25%), 04/25/2034(c)	1,000,000	984,326
Series 2021-24A, Class ER, 8.28% (3 mo. Term SOFR + 4.60%), 10/20/2034(c)	1,625,000	1,574,055
Series 2021-25A, Class ER, 8.27% (3 mo. Term SOFR + 4.60%), 01/15/2035(c)	1,000,000	977,713
Series 2022-29A, Class ER, 8.27% (3 mo. Term SOFR + 4.60%), 01/25/2038(c)	1,000,000	979,865
Benefit Street Partners CLO XII LLC, Series 2020-22A, Class ERR, 8.58% (3 mo. Term SOFR + 4.90%), 04/20/2035(c)	1,000,000	971,307
Birch Grove CLO
Series 2025-12A, Class SUB, 0.00%, 04/22/2038(c)(d)	1,000,000	798,500
Series 2025-13A, Class E, 8.82% (3 mo. Term SOFR + 5.15%), 10/23/2038(c)	1,050,000	1,042,660
Series 2026-16A, Class E, 0.00% (3 mo. Term SOFR + 5.90%), 04/23/2039(c)	2,700,000	2,708,608
Blackstone Liquid Credit Strategies LLC, Series 2025-1A, Class E, 10.02% (3 mo. Term SOFR + 6.35%), 07/24/2038(c)	1,000,000	996,620
Blue Owl Trust, Series 2025-1A, Class E, 9.27% (3 mo. Term SOFR + 5.60%), 01/20/2039(c)	1,000,000	978,952
Bowling Green Park CLO LLC, Series 2019-1A, Class ERR, 8.18% (3 mo. Term SOFR + 4.50%), 04/18/2035(c)	2,000,000	1,830,457
Bryant Park Funding Ltd., Series 2024-25A, Class E, 9.43% (3 mo. Term SOFR + 5.75%), 01/18/2038(c)	1,000,000	991,769
Captree Park CLO Ltd., Series 2024-1A, Class E, 9.68% (3 mo. Term SOFR + 6.00%), 07/20/2037(c)	1,000,000	980,839
CarVal CLO, Series 2023-1A, Class ER, 10.03% (3 mo. Term SOFR + 6.35%), 07/20/2037(c)	2,000,000	1,866,719
CIFC Funding Ltd.
Series 2014-2RA, Class AR, 5.03% (3 mo. Term SOFR + 1.36%), 10/24/2037(c)	3,000,000	3,007,340
Series 2019-6A, Class A1R, 5.13% (3 mo. Term SOFR + 1.45%), 07/16/2037(c)	2,000,000	2,004,093
Series 2024-1A, Class E, 10.28% (3 mo. Term SOFR + 6.60%), 04/18/2037(c)	1,000,000	999,757

The accompanying notes are an integral part of these financial statements.

5

Pacer Aristotle Pacific Floating Rate High Income ETF
Schedule of Investments
April 30, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Clover CLO
Series 2018-1A, Class ERR, 10.08% (3 mo. Term SOFR + 6.40%), 04/20/2037(c)	$1,650,000	$1,559,982
Series 2021-3A, Class ER, 8.57% (3 mo. Term SOFR + 4.90%), 01/25/2035(c)	1,000,000	950,184
DIAMETER CAPITAL CLO, Series 2024-7A, Class D, 9.78% (3 mo. Term SOFR + 6.10%), 07/20/2037(c)	1,000,000	986,555
Eldridge CLO Ltd., Series 2025-1A, Class D1, 6.63% (3 mo. Term SOFR + 2.95%), 10/20/2038(c)	1,750,000	1,756,544
Elmwood CLO Ltd.
Series 2020-2A, Class D1RR, 6.83% (3 mo. Term SOFR + 3.15%), 10/20/2037(c)	3,000,000	3,010,429
Series 2021-4A, Class ER, 8.38% (3 mo. Term SOFR + 4.70%), 01/20/2038(c)	3,000,000	2,944,513
Series 2022-2A, Class ER, 9.66% (3 mo. Term SOFR + 6.00%), 04/22/2035(c)	1,335,000	1,273,304
Series 2022-4A, Class ER, 9.38% (3 mo. Term SOFR + 5.70%), 07/17/2037(c)	1,275,000	1,234,679
Series 2023-2A, Class ER, 9.58% (3 mo. Term SOFR + 5.90%), 04/16/2036(c)	2,500,000	2,494,651
Series 2023-3A, Class ER, 8.78% (3 mo. Term SOFR + 5.10%), 01/17/2038(c)	3,000,000	2,963,064
Series 2024-10A, Class E, 9.03% (3 mo. Term SOFR + 5.35%), 10/17/2037(c)	2,000,000	2,002,337
Series 2024-13A, Class E1, 8.43% (3 mo. Term SOFR + 4.75%), 01/17/2038(c)	1,855,000	1,850,313
Series 2024-1A, Class E, 8.93% (3 mo. Term SOFR + 5.25%), 04/17/2037(c)	2,930,000	2,890,992
Series 2024-4A, Class E, 9.68% (3 mo. Term SOFR + 6.00%), 04/17/2037(c)	1,550,000	1,550,128
Series 2025-1A, Class E, 8.16% (3 mo. Term SOFR + 4.50%), 04/22/2038(c)	1,000,000	996,900
Flatiron CLO Ltd.
Series 2021-1A, Class ER, 9.58% (3 mo. Term SOFR + 5.90%), 10/19/2037(c)	1,250,000	1,199,142
Series 2021-2A, Class ER, 7.92% (3 mo. Term SOFR + 4.25%), 10/15/2034(c)	1,200,000	1,114,187

	Par	Value
Series 2025-32A, Class E, 8.56% (3 mo. Term SOFR + 4.90%), 10/22/2038(c)	$2,000,000	$1,975,924
Series 2025-32A, Class SUB, 0.00%, 10/22/2038(c)(d)	1,000,000	623,200
Galaxy CLO Ltd., Series 2024-34A, Class E, 9.58% (3 mo. Term SOFR + 5.90%), 10/20/2037(c)	1,875,000	1,783,135
Garnet CLO Ltd., Series 2025-1A, Class D, 7.08% (3 mo. Term SOFR + 3.40%), 07/20/2037(c)	1,000,000	1,006,420
Goldentree Loan Opportunities Ltd.
Series 2022-12A, Class ER, 9.38% (3 mo. Term SOFR + 5.70%), 07/20/2037(c)	1,000,000	997,459
Series 2025-25A, Class E, 9.43% (3 mo. Term SOFR + 5.75%), 04/20/2038(c)	2,000,000	1,996,273
Golub Capital Partners CLO Ltd., Series 2023-66A, Class AR, 5.12% (3 mo. Term SOFR + 1.45%), 07/25/2038(c)	4,000,000	4,007,694
Greenacre Park CLO LLC, Series 2021-2A, Class ER, 9.68% (3 mo. Term SOFR + 6.00%), 07/20/2038(c)	700,000	665,590
Harvest US CLO, Series 2024-3A, Class E, 10.38% (3 mo. Term SOFR + 6.70%), 01/18/2038(c)	1,000,000	996,797
ICG US CLO Ltd., Series 2024-1A, Class E, 10.75% (3 mo. Term SOFR + 7.08%), 04/15/2037(c)	1,675,000	1,673,090
Invesco CLO Ltd., Series 2023-1A, Class ER, 10.56% (3 mo. Term SOFR + 6.90%), 04/22/2037(c)	1,180,000	1,137,951
Madison Park Funding Ltd., Series 2024-58A, Class E, 10.32% (3 mo. Term SOFR + 6.65%), 04/25/2037(c)	1,000,000	971,647
Magnetite CLO Ltd.
Series 2016-17A, Class DR2, 7.18% (3 mo. Term SOFR + 3.50%), 04/20/2037(c)	3,000,000	3,020,509
Series 2019-22A, Class ERR, 9.07% (3 mo. Term SOFR + 5.40%), 07/15/2036(c)	1,900,000	1,782,268
Series 2020-26A, Class ER2, 8.37% (3 mo. Term SOFR + 4.70%), 01/25/2038(c)	3,000,000	2,920,324
Series 2021-29A, Class ER, 9.67% (3 mo. Term SOFR + 6.00%), 07/15/2037(c)	1,000,000	993,578
Series 2021-30A, Class ER, 9.02% (3 mo. Term SOFR + 5.35%), 10/25/2037(c)	1,475,000	1,463,166
Series 2023-37A, Class D1R, 6.17% (3 mo. Term SOFR + 2.50%), 10/25/2038(c)	2,000,000	1,996,473

The accompanying notes are an integral part of these financial statements.

6

Pacer Aristotle Pacific Floating Rate High Income ETF
Schedule of Investments
April 30, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2024-40A, Class E, 9.42% (3 mo. Term SOFR + 5.75%), 07/15/2037(c)	$1,955,000	$1,956,068
Series 2024-41A, Class E, 8.57% (3 mo. Term SOFR + 4.90%), 01/25/2038(c)	1,260,000	1,257,595
Series 2025-48A, Class E, 8.52% (3 mo. Term SOFR + 4.85%), 10/15/2038(c)	3,000,000	2,994,125
Navesink CLO Ltd., Series 2024-2A, Class ER, 10.71% (3 mo. Term SOFR + 7.04%), 01/15/2036(c)	2,625,000	2,618,078
Neuberger Berman CLO Ltd.
Series 2017-16SA, Class ER2, 8.57% (3 mo. Term SOFR + 4.90%), 04/15/2039(c)	2,000,000	1,908,260
Series 2019-34A, Class A1R2, 4.98% (3 mo. Term SOFR + 1.30%), 07/20/2039(c)	5,000,000	5,015,394
Series 2019-34A, Class ER2, 8.68% (3 mo. Term SOFR + 5.00%), 07/20/2039(c)	2,125,000	2,089,348
Series 2021-42A, Class ER, 8.28% (3 mo. Term SOFR + 4.60%), 07/16/2036(c)	1,050,000	1,007,977
Series 2021-43A, Class ER, 8.28% (3 mo. Term SOFR + 4.60%), 07/17/2036(c)	1,670,000	1,605,373
Series 2021-44A, Class ER, 8.83% (3 mo. Term SOFR + 5.15%), 10/16/2035(c)	2,400,000	2,328,992
Series 2022-50A, Class ER2, 8.67% (3 mo. Term SOFR + 5.00%), 07/23/2036(c)	3,000,000	2,967,934
Series 2024-59A, Class E, 8.47% (3 mo. Term SOFR + 4.80%), 01/23/2039(c)	1,000,000	986,304
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd., Series 2024-56A, Class E, 9.42% (3 mo. Term SOFR + 5.75%), 07/24/2037(c)	1,395,000	1,385,663
Ocean Trails CLO, Series 2024-16A, Class E, 10.37% (3 mo. Term SOFR + 6.69%), 01/20/2038(c)	1,000,000	996,508
OCP CLO Ltd.
Series 2017-14A, Class A1R, 5.05% (3 mo. Term SOFR + 1.37%), 07/20/2037(c)	2,000,000	2,005,317
Series 2019-17A, Class D1R2, 6.78% (3 mo. Term SOFR + 3.10%), 07/20/2037(c)	1,500,000	1,506,967
Series 2024-37A, Class E, 9.17% (3 mo. Term SOFR + 5.50%), 10/15/2037(c)	2,090,000	2,095,865

	Par	Value
Series 2025-40A, Class SUB, 0.00%, 04/16/2038(c)(d)	$1,000,000	$691,590
Octagon Investment Partners Ltd., Series 2021-1A, Class A1, 5.05% (3 mo. Term SOFR + 1.38%), 07/15/2034(c)	1,000,000	1,000,800
OHA Credit Funding
Series 2018-1A, Class ER, 10.18% (3 mo. Term SOFR + 6.50%), 04/20/2037(c)	1,000,000	1,000,156
Series 2019-3A, Class ER2, 8.68% (3 mo. Term SOFR + 5.00%), 01/20/2038(c)	1,860,000	1,832,679
Series 2020-5A, Class ER, 9.08% (3 mo. Term SOFR + 5.40%), 10/18/2037(c)	2,000,000	1,977,597
Series 2020-6A, Class ER2, 8.93% (3 mo. Term SOFR + 5.25%), 10/20/2037(c)	1,000,000	978,478
Series 2022-11A, Class ER, 9.08% (3 mo. Term SOFR + 5.40%), 07/19/2037(c)	3,000,000	2,970,404
Series 2025-21A, Class E, 8.33% (3 mo. Term SOFR + 4.65%), 10/20/2038(c)	2,000,000	1,951,371
Series 2025-22A, Class E, 9.23% (3 mo. Term SOFR + 5.55%), 07/20/2038(c)	1,275,000	1,266,530
OHA Credit Partners Ltd.
Series 2012-7A, Class ER4, 8.16% (3 mo. Term SOFR + 4.50%), 02/20/2038(c)	2,150,000	2,079,394
Series 2015-11A, Class ER2, 9.43% (3 mo. Term SOFR + 5.75%), 04/20/2037(c)	1,330,000	1,330,066
Series 2017-14A, Class ER, 9.12% (3 mo. Term SOFR + 5.45%), 07/21/2037(c)	1,175,000	1,164,336
Series 2021-16A, Class ER, 9.18% (3 mo. Term SOFR + 5.50%), 10/18/2037(c)	1,760,000	1,712,876
OHA Loan Funding Ltd., Series 2016-1A, Class ER2, 9.38% (3 mo. Term SOFR + 5.70%), 07/20/2037(c)	1,625,000	1,591,205
Palmer Square Loan Funding Ltd.
Series 2022-4A, Class DR, 8.42% (3 mo. Term SOFR + 4.75%), 07/24/2031(c)	1,000,000	1,001,113
Series 2024-2A, Class D, 8.37% (3 mo. Term SOFR + 4.70%), 01/15/2033(c)	1,000,000	989,112
Series 2024-3A, Class DR, 7.41% (3 mo. Term SOFR + 3.75%), 08/08/2032(c)	1,375,000	1,347,687
Parallel CLO Ltd., Series 2020-1A, Class A1R, 5.16% (3 mo. Term SOFR + 1.48%), 07/20/2034(c)	2,000,000	2,002,008

The accompanying notes are an integral part of these financial statements.

7

Pacer Aristotle Pacific Floating Rate High Income ETF
Schedule of Investments
April 30, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Pikes Peak CLO, Series 2020-6A, Class ERR, 8.26% (3 mo. Term SOFR + 4.60%), 05/18/2034(c)	$3,000,000	$2,849,571
Rad CLO
Series 2021-12A, Class A1AR, 4.98% (3 mo. Term SOFR + 1.32%), 07/30/2040(c)	5,000,000	5,015,543
Series 2024-25A, Class D1, 6.83% (3 mo. Term SOFR + 3.15%), 07/20/2037(c)	2,500,000	2,470,899
Trimaran CAVU LLC, Series 2021-3A, Class E, 11.31% (3 mo. Term SOFR + 7.63%), 01/18/2035(c)	1,925,000	1,826,017
Trinitas CLO Ltd., Series 2024-27A, Class ER, 10.27% (3 mo. Term SOFR + 6.59%), 04/18/2039(c)	1,000,000	1,004,307
Voya CLO Ltd., Series 2020-2A, Class A1RR, 4.99% (3 mo. Term SOFR + 1.31%), 01/20/2038(c)	5,000,000	5,015,495
Wellington Management CLO Ltd.
Series 2023-1A, Class ER, 9.18% (3 mo. Term SOFR + 5.50%), 10/20/2038(c)	1,825,000	1,793,107
Series 2024-2A, Class E, 10.58% (3 mo. Term SOFR + 6.90%), 04/20/2037(c)	1,510,000	1,510,001
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $194,416,953)		191,316,418
CORPORATE BONDS - 8.8%
Communication Services - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 02/01/2031(c)	3,000,000	2,721,562
Discovery Communications LLC, 3.63%, 05/15/2030	2,000,000	1,882,680
		4,604,242
Consumer Discretionary - 2.2%
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/2030(c)	2,000,000	1,904,046
Caesars Entertainment, Inc., 4.63%, 10/15/2029(c)(e)	2,000,000	1,933,460
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(c)(e)	2,000,000	1,696,937
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031(c)	2,000,000	1,650,562
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/2031(c)	3,000,000	2,996,684
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(c)(e)	3,000,000	2,902,379
		13,084,068

	Par	Value
Energy - 1.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029(c)	$2,000,000	$1,999,351
Energy Transfer LP, 7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	3,000,000	3,083,127
Venture Global LNG, Inc., 9.88%, 02/01/2032(c)	3,000,000	3,219,558
		8,302,036
Financials - 1.1%
Barclays PLC, 7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual	3,000,000	3,160,956
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(c)	425,000	427,623
UBS Group AG, 7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual(c)	3,000,000	3,071,832
		6,660,411
Industrials - 1.3%
BWX Technologies, Inc., 4.13%, 04/15/2029(c)	2,000,000	1,949,350
EquipmentShare.com, Inc., 9.00%, 05/15/2028(c)	3,000,000	3,114,240
GFL Environmental, Inc., 4.38%, 08/15/2029(c)	3,000,000	2,934,460
Oregon Tool Lux LP, 7.88%, 10/15/2029(c)	397,800	142,462
		8,140,512
Information Technology - 0.6%
Oracle Corp., 5.38%, 09/27/2054	3,000,000	2,315,535
UKG, Inc., 6.88%, 02/01/2031(c)	1,500,000	1,460,034
		3,775,569
Materials - 0.7%
Olympus Water US Holding Corp., 7.25%, 06/15/2031(c)	3,000,000	3,020,271
Standard Industries, Inc., 4.75%, 01/15/2028(c)	500,000	497,414
Sword Purchaser LLC, 8.25%, 04/15/2033(c)	500,000	510,195
		4,027,880
Utilities - 0.7%
NRG Energy, Inc., 3.63%, 02/15/2031(c)	1,500,000	1,393,454
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/2029(c)	3,000,000	3,121,431
		4,514,885
TOTAL CORPORATE BONDS (Cost $53,284,525)		53,109,603

The accompanying notes are an integral part of these financial statements.

8

Pacer Aristotle Pacific Floating Rate High Income ETF
Schedule of Investments
April 30, 2026(Continued)

	Shares	Value
EXCHANGE TRADED FUNDS - 1.0%
iShares 0-5 Year High Yield Corporate Bond ETF	46,980	$2,004,636
iShares iBoxx USD High Yield Corporate Bond ETF(e)	27,002	2,170,421
State Street SPDR Bloomberg Short Term High Yield Bond ETF(e)	79,365	2,000,792
TOTAL EXCHANGE TRADED FUNDS (Cost $6,097,155)		6,175,849
CLOSED-END FUNDS - 0.0%(f)
Eagle Point Credit Co., Inc.	1,905	7,772
TOTAL CLOSED-END FUNDS (Cost $33,494)		7,772
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.3%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(g)	7,775,439	7,775,439
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,775,439)		7,775,439
TOTAL INVESTMENTS - 98.2% (Cost $600,348,715)		$592,805,010
Other Assets in Excess of Liabilities - 1.8%		10,997,416
TOTAL NET ASSETS - 100.0%		$603,802,426

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05 - 5 Year US Dollar SOFR Swap Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

9

Pacer Aristotle Pacific Floating Rate High Income ETF
Schedule of Investments
April 30, 2026(Continued)
(a)
As of April 30, 2026, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Azuria Water Solutions, Inc.	First Lien	$235,294	$0	$235,294
Salas O’Brien, Inc.	First Lien	114,286	0	114,286
Savor Acquisition, Inc.	First Lien	431,034	0	431,034
Student Transportation of America Holdings, Inc.	First Lien	228,592	0	228,592
		$1,009,206	$0	$1,009,206

(b)	Zero coupon bonds make no periodic interest payments.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $233,983,723 or 38.8% of the Fund’s net assets.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2026.

(e)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $7,630,705.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

10

Pacer Cash Cows Fund of Funds ETF
Schedule of Investments
April 30, 2026

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 100.0%
Pacer Developed Markets International Cash Cows 100 ETF(a)	429,864	$19,111,753
Pacer Global Cash Cows Dividend ETF(a)	393,739	18,261,615
Pacer US Cash Cows 100 ETF(a)	290,639	18,458,483
Pacer US Cash Cows Growth ETF(a)	341,661	19,293,938
Pacer US Small Cap Cash Cows ETF(a)	407,719	19,566,435
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $74,868,317)		94,692,224
TOTAL INVESTMENTS - 100.0% (Cost $74,868,317)		$94,692,224
Other Assets in Excess of Liabilities - 0.0%(b)		36,737
TOTAL NET ASSETS - 100.0%		$94,728,961

Percentages are stated as a percent of net assets.
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

11

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
April 30, 2026

	Shares	Value
COMMON STOCKS - 100.0%
Consumer Discretionary - 22.2%
Airbnb, Inc. - Class A(a)	464	$65,127
Amazon.com, Inc.(a)	291	77,132
Aptiv PLC(a)	1,020	61,465
AutoZone, Inc.(a)	17	62,969
Best Buy Co., Inc.(b)	980	59,280
Booking Holdings, Inc.	359	60,441
Carnival Corp.(a)	2,383	63,173
Carvana Co.(a)(b)	200	79,160
Chipotle Mexican Grill, Inc.(a)	1,828	62,134
Darden Restaurants, Inc.(b)	304	60,970
Deckers Outdoor Corp.(a)	603	61,627
Domino’s Pizza, Inc.	157	53,289
DoorDash, Inc. - Class A(a)	365	61,557
DR Horton, Inc.	434	66,775
eBay, Inc.	675	69,849
Expedia Group, Inc.	269	66,812
Ford Motor Co.	5,111	61,741
Garmin Ltd.(b)	262	65,799
General Motors Co.	828	63,665
Genuine Parts Co.	567	60,799
Hasbro, Inc.	657	62,967
Hilton Worldwide Holdings, Inc.	209	67,731
Home Depot, Inc.	178	58,526
Las Vegas Sands Corp.	1,130	61,709
Lennar Corp. - Class A	641	57,882
Lowe’s Cos., Inc.	251	59,936
Lululemon Athletica, Inc.(a)	380	52,326
Marriott International, Inc.	190	68,721
McDonald’s Corp.	190	55,782
MGM Resorts International(a)(b)	1,706	66,432
NIKE, Inc. - Class B	1,111	49,284
Norwegian Cruise Line Holdings Ltd.(a)	3,027	55,031
NVR, Inc.(a)	9	56,843
O’Reilly Automotive, Inc.(a)	656	65,206
Pool Corp.	294	62,716
PulteGroup, Inc.	502	61,425
Ralph Lauren Corp.	183	65,631
Ross Stores, Inc.	291	66,287
Royal Caribbean Cruises Ltd.(b)	216	56,972
Starbucks Corp.	611	64,357
Tapestry, Inc.	426	61,787
Tesla Motors, Inc.(a)	152	58,008
TJX Cos., Inc.	392	61,446
Tractor Supply Co.	1,251	43,910
Ulta Beauty, Inc.(a)	95	51,061
Williams-Sonoma, Inc.	333	60,343
Wynn Resorts Ltd.(b)	619	66,301
Yum! Brands, Inc.	395	63,062
		2,965,446
Industrials - 24.7%
3M Co.	263	38,535
A O Smith Corp.(b)	599	37,042

	Shares	Value
Allegion PLC	278	$38,219
AMETEK, Inc.	182	42,861
Automatic Data Processing, Inc.	192	40,692
Axon Enterprise, Inc.(a)	79	31,739
Boeing Co.(a)	191	43,745
Broadridge Financial Solutions, Inc.	223	34,338
Builders FirstSource, Inc.(a)	448	35,432
Carrier Global Corp.	695	46,683
Caterpillar, Inc.(b)	58	51,626
CH Robinson Worldwide, Inc.(b)	232	42,180
Cintas Corp.	208	36,340
Comfort Systems USA, Inc.	29	53,367
Copart, Inc.(a)	1,148	38,010
CSX Corp.	1,011	45,930
Cummins, Inc.	74	49,655
Deere & Co.	69	40,701
Delta Air Lines, Inc.	690	46,913
Dover Corp.	197	44,603
Eaton Corp. PLC	115	49,796
EMCOR Group, Inc.	57	50,825
Emerson Electric Co.	293	41,149
Equifax, Inc.	213	37,049
Expeditors International of Washington, Inc.(b)	290	42,888
Fastenal Co.	876	39,359
FedEx Corp.	113	45,574
Fortive Corp.(b)	725	43,348
GE Vernova, Inc.	49	53,090
Generac Holdings, Inc.(a)	192	49,772
General Dynamics Corp.	116	39,939
General Electric Co.	126	36,531
Honeywell International, Inc.	171	36,650
Howmet Aerospace, Inc.	162	39,372
Hubbell, Inc.	86	43,703
Huntington Ingalls Industries, Inc.	99	36,065
IDEX Corp.	210	45,749
Illinois Tool Works, Inc.	152	39,218
Ingersoll Rand, Inc.	479	38,253
Jacobs Solutions, Inc.	307	39,729
JB Hunt Trasport Services, Inc.	194	48,797
Johnson Controls International PLC	302	44,101
L3Harris Technologies, Inc.	112	35,902
Leidos Holdings, Inc.(b)	235	35,067
Lennox International, Inc.(b)	80	42,791
Lockheed Martin Corp.	63	32,632
Masco Corp.(b)	653	46,898
Nordson Corp.	149	42,979
Norfolk Southern Corp.	137	43,269
Northrop Grumman Corp.	56	32,451
Old Dominion Freight Line, Inc.	216	45,885
Otis Worldwide Corp.	482	37,538
PACCAR, Inc.	346	41,105
Parker-Hannifin Corp.	44	40,014
Paychex, Inc.	434	40,201
Pentair PLC	449	36,239

The accompanying notes are an integral part of these financial statements.

12

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Quanta Services, Inc.	72	$52,399
Republic Services, Inc.	183	38,287
Rockwell Automation, Inc.	111	45,389
Rollins, Inc.	727	40,516
RTX Corp.	197	34,686
Snap-On, Inc.(b)	111	42,557
Southwest Airlines Co.	976	37,010
Stanley Black & Decker, Inc.(b)	553	43,222
Textron, Inc.(b)	437	41,935
Trane Technologies PLC(b)	95	46,791
TransDigm Group, Inc.	33	38,279
Uber Technologies, Inc.(a)	544	40,588
Union Pacific Corp.(b)	163	43,925
United Airlines Holdings, Inc.(a)	450	40,500
United Parcel Service, Inc. - Class B	405	44,064
United Rentals, Inc.	53	50,872
Veralto Corp.	447	39,425
Verisk Analytics, Inc.(b)	201	37,083
Vertiv Holdings Co. - Class A	152	49,931
W.W. Grainger, Inc.	37	42,970
Waste Management, Inc.	173	40,231
Westinghouse Air Brake Technologies Corp.	166	44,802
Xylem, Inc.(b)	334	39,465
		3,307,466
Information Technology - 25.9%(c)
Accenture PLC - Class A	205	36,636
Adobe, Inc.(a)	151	37,161
Advanced Micro Devices, Inc.(a)	202	71,607
Akamai Technologies, Inc.(a)	388	39,956
Amphenol Corp.	309	45,506
Analog Devices, Inc.	130	52,294
Apple, Inc.	159	43,145
Applied Materials, Inc.	118	46,550
AppLovin Corp. - Class A(a)	90	40,171
Arista Networks, Inc.(a)	299	51,640
Autodesk, Inc.(a)	164	38,868
Broadcom, Inc.	121	50,509
Cadence Design System, Inc.(a)	141	46,472
CDW Corp.(b)	348	47,645
Ciena Corp.(a)	122	64,365
Cisco Systems, Inc.	534	48,861
Cognizant Technology Solutions Corp.	662	35,020
Coherent Corp.(a)	164	52,432
Corning, Inc.	314	51,571
Crowdstrike Holdings, Inc. - Class A(a)	94	41,900
Datadog, Inc. - Class A(a)	324	42,830
Dell Technologies, Inc. - Class C	281	58,715
EPAM Systems, Inc.(a)(b)	291	33,110
F5, Inc.(a)	143	46,318
Fair Isaac Corp.(a)	36	36,900
First Solar, Inc.(a)(b)	207	41,791
Fortinet, Inc.(a)	495	41,733

	Shares	Value
Gartner, Inc.(a)(b)	258	$38,310
Gen Digital, Inc.	1,947	37,558
GoDaddy, Inc. - Class A(a)	478	41,486
Hewlett Packard Enterprise Co.	1,930	55,526
HP, Inc.(b)	2,240	46,726
Intel Corp.(a)	862	81,442
International Business Machines Corp.	166	38,343
Intuit, Inc.	94	36,519
Jabil, Inc.	162	54,673
Keysight Technologies, Inc.(a)	145	50,737
KLA Corp.	28	49,010
Lam Research Corp.	189	48,736
Lumentum Holdings, Inc.(a)	62	55,944
Microchip Technology, Inc.	634	58,905
Micron Technology, Inc.	99	51,199
Microsoft Corp.	102	41,594
Monolithic Power Systems, Inc.	39	62,962
Motorola Solutions, Inc.	89	39,074
NetApp, Inc.	424	46,966
NVIDIA Corp.	222	44,305
NXP Semiconductors NV	207	60,773
ON Semiconductor Corp.(a)(b)	698	70,365
Oracle Corp.	254	40,993
Palantir Technologies, Inc. - Class A(a)	273	37,977
Palo Alto Networks, Inc.(a)	251	45,009
PTC, Inc.(a)(b)	260	35,438
Qnity Electronics, Inc.	356	50,075
QUALCOMM, Inc.	308	55,311
Roper Technologies, Inc.	117	41,513
salesforce.com, Inc.	213	37,601
Sandisk Corp.(a)	63	69,080
Seagate Technology Holdings PLC	107	72,079
ServiceNow, Inc.(a)	358	31,615
Skyworks Solutions, Inc.(b)	747	52,417
Super Micro Computer, Inc.(a)(b)	1,301	35,647
Synopsys, Inc.(a)	96	46,330
TE Connectivity PLC	202	42,755
Teledyne Technologies, Inc.(a)	63	40,689
Teradyne, Inc.	137	47,055
Texas Instruments, Inc.	208	58,465
Trimble, Inc.(a)	612	41,200
Tyler Technologies, Inc.(a)	119	40,596
VeriSign, Inc.	177	47,553
Western Digital Corp.(b)	154	66,916
Workday, Inc. - Class A(a)	300	36,720
Zebra Technologies Corp.(a)	194	43,894
		3,471,787
Materials - 27.2%(c)
Air Products & Chemicals, Inc.	492	147,625
Albemarle Corp.	813	159,917
Amcor PLC(b)	3,213	122,223
Avery Dennison Corp.	782	128,193
Ball Corp.	2,221	135,659
CF Industries Holdings, Inc.	1,137	141,215
Corteva, Inc.	1,738	140,795

The accompanying notes are an integral part of these financial statements.

13

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
CRH PLC	1,314	$155,604
Dow, Inc.	3,974	160,907
DuPont de Nemours, Inc.	2,970	135,610
Ecolab, Inc.	493	128,476
Freeport-McMoRan, Inc.	2,220	128,272
International Flavors & Fragrances, Inc.	1,987	139,487
International Paper Co.	3,532	107,443
Linde PLC	284	142,324
LyondellBasell Industries NV	2,027	151,214
Martin Marietta Materials, Inc.	229	141,767
Mosaic Co.(b)	4,685	109,020
Newmont Goldcorp Corp.	1,176	130,642
Nucor Corp.	796	179,331
Packaging Corp. of America	615	131,272
PPG Industries, Inc.	1,313	142,460
Sherwin-Williams Co.	423	136,041
Smurfit WestRock PLC(b)	3,236	124,230
Steel Dynamics, Inc.	741	169,437
Vulcan Materials Co.	512	154,491
		3,643,655
TOTAL COMMON STOCKS (Cost $12,267,076)		13,388,354
RIGHTS - 0.0%(d)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00(a)(e)	17,786	0
TOTAL RIGHTS (Cost $0)		0
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(f)	1,743,312	1,743,312
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,743,312)		1,743,312
TOTAL INVESTMENTS - 113.0% (Cost $14,010,388)		$15,131,666
Liabilities in Excess of Other Assets - (13.0)%		(1,738,000)
TOTAL NET ASSETS - 100.0%		$13,393,666

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $1,730,345.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2026.

(f)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

14

Pacer Data & Infrastructure Real Estate ETF
Schedule of Investments
April 30, 2026

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 60.0%
Real Estate - 60.0%(a)
American Tower Corp.	295,249	$53,944,945
Crown Castle, Inc.(b)	186,744	16,579,132
Digital Realty Trust, Inc.(b)	303,148	60,914,559
Equinix, Inc.(b)	56,141	60,791,159
Iron Mountain, Inc.(b)	152,889	19,262,485
Keppel DC REIT	2,865,990	5,288,427
NTT DC REIT(c)	1,099,927	1,077,929
SBA Communications Corp.	86,875	19,216,750
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $217,400,016)		237,075,386
COMMON STOCKS - 39.9%
Communication Services - 13.6%
Cellnex Telecom SA(d)	485,648	16,304,483
China Tower Corp. Ltd.(d)	6,673,084	9,438,362
Chorus Ltd.	602,973	3,472,388
Eutelsat Communications SACA(c)	488,622	1,558,468
Helios Towers PLC(c)	1,100,695	2,988,353
HKBN Ltd.	1,017,015	934,739
Infrastrutture Wireless Italiane SpA(b)(d)	492,306	4,172,427
Iridium Communications, Inc.	132,808	5,188,809
SES SA	539,942	4,452,647
Superloop Ltd.(c)	575,111	1,389,277
Uniti Group, Inc.(c)	338,275	4,001,793
		53,901,746
Energy - 4.4%
Boss Energy Ltd.(c)	402,166	401,900
Cameco Corp.	27,840	3,415,416
Centrus Energy Corp. - Class A(b)(c)	9,551	2,014,879
Encore Energy Corp.(b)(c)	976,110	1,913,176
Energy Fuels, Inc.(c)	115,783	2,497,531
Lightbridge Corp.(b)(c)	166,632	2,174,548
Lotus Resources Ltd.(c)	699,245	472,558
Uranium Energy Corp.(b)(c)	158,942	2,366,646
Ur-Energy, Inc.(b)(c)	1,236,318	2,213,009
		17,469,663
Financials - 0.9%
DigitalBridge Group, Inc.	235,303	3,661,315
Industrials - 11.3%
ABB Ltd.	15,942	1,598,990
BWX Technologies, Inc.	12,835	2,777,366
Curtiss-Wright Corp.	3,022	2,176,444
Daikin Industries Ltd.	5,578	781,856

	Shares	Value
Doosan Enerbility Co. Ltd.(c)	24,079	$2,063,404
Eaton Corp. PLC	3,271	1,416,376
Fluor Corp.(c)	37,716	2,012,149
GE Vernova, Inc.	2,921	3,164,787
GS Engineering & Construction Corp.	13,489	346,047
Hyundai Engineering & Construction Co. Ltd.	45,942	5,011,742
IHI Corp.	74,613	1,358,418
KEPCO Engineering & Construction Co., Inc.	39,928	5,077,144
Legrand SA	4,103	730,616
Mitsubishi Heavy Industries Ltd.	36,173	1,065,303
NANO Nuclear Energy, Inc.(b)(c)	102,429	2,394,790
NuScale Power Corp.(b)(c)	164,980	2,055,651
Rolls-Royce Holdings PLC	186,435	2,994,431
Silex Systems Ltd.(c)	440,334	1,763,337
Sinko Industries Ltd.	38,086	296,269
Sojitz Corp.	15,809	591,179
Vertiv Holdings Co. - Class A	14,857	4,880,376
		44,556,675
Information Technology - 6.8%
Delta Electronics, Inc.	26,708	1,824,956
GDS Holdings Ltd. - ADR(b)(c)	193,287	8,172,174
Mirion Technologies, Inc.(b)(c)	64,468	1,273,243
NEXTDC Ltd.(c)	1,084,104	11,098,870
SUNeVision Holdings Ltd.	887,495	692,209
Vnet Group, Inc. - ADR(b)(c)	161,270	1,340,154
Woojin, Inc.	138,867	2,626,227
		27,027,833
Materials - 0.7%
ASP Isotopes, Inc.(b)(c)	510,604	2,685,777
Utilities - 2.2%
Constellation Energy Corp.	783	245,079
Engie SA	28,524	939,223
Korea Electric Power Corp.	38,230	1,122,516
NextEra Energy, Inc.	38,129	3,732,067
Oklo, Inc.(b)(c)	33,011	2,393,297
Vistra Corp.	568	89,653
		8,521,835
TOTAL COMMON STOCKS (Cost $138,305,095)		157,824,844
RIGHTS - 0.0%(e)
Information Technology - 0.0%(e)
NEXTDC Ltd., Expires 05/12/2026, Exercise Price $12.70(c)(f)	172,646	0
TOTAL RIGHTS (Cost $129,110)		0

The accompanying notes are an integral part of these financial statements.

15

Pacer Data & Infrastructure Real Estate ETF
Schedule of Investments
April 30, 2026(Continued)

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(g)	38,203,899	$38,203,899
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $38,203,899)		38,203,899
TOTAL INVESTMENTS - 109.6% (Cost $394,038,120)		$433,104,129
Liabilities in Excess of Other Assets - (9.6)%		(37,959,408)
TOTAL NET ASSETS - 100.0%		$395,144,721

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $38,575,031.
(c)	Non-income producing security.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $29,915,272 or 7.6% of the Fund’s net assets.

(e)	Represents less than 0.05% of net assets.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2026.

(g)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

16

Pacer Data and Digital Revolution ETF
Schedule of Investments
April 30, 2026

	Shares	Value
COMMON STOCKS - 100.0%
Industrials - 8.3%
AAON, Inc.(a)	10,812	$1,008,868
Atkore, Inc.	4,458	348,393
Carrier Global Corp.	112,844	7,579,731
Johnson Controls International PLC	81,896	11,959,273
Legrand SA	35,154	6,259,827
Lennox International, Inc.(a)	4,702	2,515,053
Nexans SA	5,789	1,073,621
nVent Electric PLC	21,623	3,089,927
SPX Technologies, Inc.(b)	6,680	1,462,319
Time Interconnect Technology Ltd.	267,193	704,670
Trane Technologies PLC	29,705	14,630,900
		50,632,582
Information Technology - 91.7%(c)
A10 Networks, Inc.	9,508	253,673
Advanced Micro Devices, Inc.(b)	148,238	52,548,889
Akamai Technologies, Inc.(b)	19,255	1,982,880
Ambarella, Inc.(b)	5,705	392,504
Arista Networks, Inc.(b)	164,618	28,431,175
ARM Holdings PLC - ADR(a)(b)	142,183	29,903,929
AvePoint, Inc.(b)	28,617	279,016
Belden, Inc.(a)	5,188	583,546
BlackBerry Ltd.(b)	78,296	422,802
Broadcom, Inc.	152,031	63,462,300
Calix, Inc.(b)	8,784	382,631
CGI, Inc.	25,761	1,682,764
Check Point Software Technologies Ltd.(b)	14,360	1,615,069
Ciena Corp.(b)	18,881	9,961,238
Cisco Systems, Inc.	359,631	32,906,236
Commvault Systems, Inc.(b)	5,838	577,261
Computacenter PLC	14,095	718,617
Credo Technology Group Holding Ltd.(b)	24,181	4,207,736
Crowdstrike Holdings, Inc. - Class A(b)	33,780	15,057,435
Datadog, Inc. - Class A(b)	43,625	5,766,789
Digi International, Inc.(b)	4,979	279,023
DigitalOcean Holdings, Inc.(a)(b)	12,135	1,170,178
Dropbox, Inc. - Class A(b)	23,142	562,119
DXC Technology Co.(b)	23,084	261,311
Dynatrace, Inc.(b)	40,414	1,463,391
Elastic NV(b)	13,955	647,931
ePlus, Inc.(a)	3,499	296,330
Extreme Networks, Inc.(b)	17,718	391,391
F5, Inc.(b)	7,769	2,516,379
Fortinet, Inc.(b)	99,631	8,399,890
Hewlett Packard Enterprise Co.	178,891	5,146,694
Intel Corp.(b)	465,130	43,945,482
InterDigital, Inc.(a)	3,450	1,023,132
Kingsoft Cloud Holdings Ltd.(b)	613,143	597,196
Marvell Technology, Inc.	113,630	18,765,994
MongoDB, Inc.(b)	10,910	2,736,555
Motorola Solutions, Inc.	22,327	9,802,223
NetApp, Inc.	26,542	2,940,057

	Shares	Value
NetScout Systems, Inc.(b)	9,571	$322,543
Nokia OYJ	769,738	9,575,675
Nutanix, Inc.(b)	36,247	1,482,140
NVIDIA Corp.	270,422	53,968,119
Okta, Inc.(b)	22,683	1,670,603
Oracle Corp.	261,605	42,220,431
Oracle Corp. Japan	17,003	937,902
Palo Alto Networks, Inc.(b)	93,394	16,747,412
Pure Storage, Inc.(b)	44,104	3,151,231
Qorvo, Inc.(b)	12,276	1,156,645
Qualys, Inc.(b)	4,743	412,309
Radware Ltd.(b)	5,754	154,207
Rapid7, Inc.(b)	8,661	51,100
Rubrik, Inc. - Class A(b)	20,147	1,071,417
Seagate Technology Holdings PLC	28,605	19,269,472
Semtech Corp.(b)	12,406	1,303,250
SentinelOne, Inc. - Class A(b)	44,209	625,999
Silicon Motion Technology Corp. - ADR	4,479	979,916
Snowflake, Inc.(b)	45,860	6,258,514
Softcat PLC	26,423	491,536
Strategy, Inc.(a)(b)	35,887	5,937,504
Super Micro Computer, Inc.(a)(b)	79,999	2,191,973
TE Connectivity PLC	39,314	8,321,201
Tenable Holdings, Inc.(b)	15,810	330,271
Teradata Corp.(b)	12,348	325,370
Trend Micro, Inc.	18,690	653,115
Ubiquiti, Inc.	8,110	8,207,401
Varonis Systems, Inc.(a)(b)	15,631	411,095
VSTECS Holdings Ltd.	193,649	253,131
Western Digital Corp.	45,832	19,914,921
Zscaler, Inc.(b)	21,302	2,783,745
		563,261,914
TOTAL COMMON STOCKS (Cost $482,122,363)		613,894,496
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	30,940,289	30,940,289
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $30,940,289)		30,940,289
TOTAL INVESTMENTS - 105.0% (Cost $513,062,652)		$644,834,785
Liabilities in Excess of Other Assets - (5.0)%		(30,511,079)
TOTAL NET ASSETS - 100.0%		$614,323,706

The accompanying notes are an integral part of these financial statements.

17

Pacer Data and Digital Revolution ETF
Schedule of Investments
April 30, 2026(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $31,190,852.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

18

Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
April 30, 2026

	Shares	Value
COMMON STOCKS - 98.5%
Australia - 1.6%
Fortescue Ltd.	1,470,698	$20,805,920
MMG Ltd.(a)	7,011,468	7,438,915
		28,244,835
Belgium - 2.1%
Anheuser-Busch InBev SA	502,762	38,000,414
Canada - 9.6%
ARC Resources Ltd.	319,205	7,571,528
Canadian Natural Resources Ltd.	892,993	42,626,471
CGI, Inc.	95,926	6,278,780
Imperial Oil Ltd.	247,445	33,146,900
Kinross Gold Corp.	522,867	15,839,789
Magna International, Inc.	227,663	14,489,245
Open Text Corp.	179,738	4,074,158
Suncor Energy, Inc.	699,895	47,959,824
		171,986,695
Denmark - 3.5%
AP Moller - Maersk AS - Class B	14,926	35,362,558
Genmab AS(a)	25,364	6,732,237
Pandora AS	50,298	3,821,831
Vestas Wind Systems AS	560,992	17,194,127
		63,110,753
Finland - 0.6%
Wartsila OYJ Abp	257,676	10,811,602
France - 11.4%
Bouygues SA	524,873	30,973,445
Capgemini SE	92,300	11,157,810
Carrefour SA	1,032,103	20,532,071
Eiffage SA	131,881	21,205,222
Publicis Groupe SA	152,170	14,176,863
Sanofi SA	311,831	29,212,655
TotalEnergies SE	470,442	43,778,867
Vinci SA	219,778	33,145,713
		204,182,646
Germany - 7.4%
adidas AG	83,161	14,386,568
Continental AG	168,270	12,674,955
Daimler AG	430,287	25,040,821
Deutsche Post AG	581,518	34,384,392
Deutsche Telekom AG	961,753	31,120,053
Fresenius Medical Care AG	280,637	12,717,002
Zalando SE(a)(b)	106,149	2,619,963
		132,943,754
Hong Kong - 3.9%
CK Hutchison Holdings Ltd.	4,274,166	35,497,542
Galaxy Entertainment Group Ltd.	1,633,804	6,916,941
Johnson Electric Holdings Ltd.	536,712	1,432,146
Techtronic Industries Co. Ltd.	865,424	12,363,989
WH Group Ltd.(b)	11,579,505	14,074,291
		70,284,909

	Shares	Value
Ireland - 0.8%
Ryanair Holdings PLC	505,033	$13,289,094
Italy - 2.9%
Buzzi SpA	76,394	4,170,988
Prysmian SpA	312,181	46,879,911
		51,050,899
Japan - 17.6%
ANA Holdings, Inc.	277,317	4,608,222
Astellas Pharma, Inc.	1,179,652	16,818,264
Bandai Namco Holdings, Inc.	228,578	5,289,758
Bridgestone Corp.	686,950	14,326,542
Dentsu Group, Inc.(a)	295,764	5,641,157
ENEOS Holdings, Inc.	3,059,965	25,809,995
Hitachi Construction Machinery Co. Ltd.	150,115	5,246,905
Inpex Corp.	760,871	20,169,363
Isetan Mitsukoshi Holdings Ltd.	179,159	3,397,675
Japan Airlines Co. Ltd.	326,916	5,124,409
JX Advanced Metals Corp.	583,538	17,854,090
Kawasaki Kisen Kaisha Ltd.	462,284	7,566,687
LY Corp.	6,468,680	17,035,781
Modec, Inc.	58,788	4,847,837
Nexon Co. Ltd.	274,267	4,629,367
NGK Corp.	109,365	3,465,618
Nippon Yusen KK	426,982	15,461,410
Niterra Co. Ltd.	90,748	4,875,484
Otsuka Holdings Co. Ltd.	202,825	14,769,282
Shimizu Corp.	322,142	6,251,269
Shionogi & Co. Ltd.	471,424	9,545,617
Sony Group Corp.	1,104,021	21,952,779
Subaru Corp.	540,302	8,108,585
Sumitomo Corp.	827,670	30,874,727
Takeda Pharmaceutical Co. Ltd.	1,084,500	36,506,755
Unicharm Corp.	681,976	3,973,238
		314,150,816
Luxembourg - 1.0%
Tenaris SA	558,050	17,834,493
Mexico - 0.7%
Fresnillo PLC	295,355	13,001,584
Netherlands - 1.9%
Koninklijke Ahold Delhaize NV	730,565	34,314,365
Norway - 3.5%
Equinor ASA	1,324,722	53,162,179
Norsk Hydro ASA	863,172	9,526,411
		62,688,590
South Korea - 12.2%
HD Hyundai Co. Ltd.	217,198	45,469,241
HD Hyundai Heavy Industries Co. Ltd.	61,368	28,342,152
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	104,825	32,616,463
Hyundai Mobis Co. Ltd.	51,950	14,885,889

The accompanying notes are an integral part of these financial statements.

19

Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
South Korea - (Continued)
Kia Corp.	341,034	$34,903,561
LG CNS Co. Ltd.	42,508	1,862,878
LG Electronics, Inc.	110,811	10,526,746
LG Innotek Co. Ltd.	30,117	11,635,006
NAVER Corp.	56,828	8,084,350
Samsung C&T Corp.	70,229	14,133,870
Samsung Heavy Industries Co. Ltd.(a)	717,654	15,652,715
		218,112,871
Spain - 2.8%
ACS Actividades de Construccion y Servicios SA	125,594	18,071,715
Telefonica SA	7,222,342	32,702,450
		50,774,165
Sweden - 2.3%
Evolution AB(b)	129,145	8,985,703
Tele2 AB - Class B	359,176	7,370,057
Telefonaktiebolaget LM Ericsson - Class B	2,078,621	24,393,445
		40,749,205
Switzerland - 2.2%
Holcim Ltd.	272,243	25,253,948
Kuehne + Nagel International AG	56,161	13,131,906
		38,385,854
United Kingdom - 10.5%
Autotrader Group PLC(b)	332,569	2,244,611
BP PLC	5,108,784	40,584,415
Bunzl PLC	223,870	7,378,154
Burberry Group PLC(a)	232,573	3,664,127
Imperial Brands PLC	482,633	18,395,339
International Consolidated Airlines Group SA	3,415,004	17,305,277
Kingfisher PLC	2,334,858	9,099,366
Pearson PLC	425,933	6,268,238
Shell PLC	838,215	37,936,332
Vodafone Group PLC	24,633,170	39,301,653
WPP PLC	1,527,764	5,554,825
		187,732,337
TOTAL COMMON STOCKS (Cost $1,421,849,055)		1,761,649,881

	Shares	Value
PREFERRED STOCKS - 0.8%
Germany - 0.8%
Henkel AG & Co. KGaA, 0.00%	184,915	$13,477,327
TOTAL PREFERRED STOCKS (Cost $15,739,066)		13,477,327
TOTAL INVESTMENTS - 99.3% (Cost $1,437,588,121)		$1,775,127,208
Other Assets in Excess of Liabilities - 0.7%		12,720,212
TOTAL NET ASSETS - 100.0%		$1,787,847,420

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $27,924,568 or 1.6% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

20

PACER EMERGING MARKETS CASH COWS 100 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 93.1%
Brazil - 8.6%
Ambev SA	1,432,201	$4,219,842
Cia De Sanena Do Parana	188,593	1,564,943
CPFL Energia SA	260,160	2,583,842
Lojas Renner SA	270,458	740,622
Sendas Distribuidora SA	422,950	761,033
Telefonica Brasil SA	529,115	4,208,942
TIM SA	655,919	3,416,162
		17,495,386
China - 20.9%
Anhui Conch Cement Co. Ltd. - Class H	1,019,871	2,546,911
BYD Electronic International Co. Ltd.	707,466	2,389,984
China International Marine Containers Group Co. Ltd.	3,088,062	4,242,266
China Mengniu Dairy Co. Ltd.	914,861	2,026,535
COSCO Shipping Holdings Co. Ltd. - Class H	2,031,256	3,734,451
Great Wall Motor Co. Ltd. - Class H	1,916,708	2,838,661
Hisense Home Appliances Group Co. Ltd.	489,213	1,439,064
JD Logistics, Inc.(a)(b)	2,022,926	3,899,928
JD.com, Inc. - Class A	240,879	3,576,665
Kingsoft Corp. Ltd.	319,861	931,099
Li Auto, Inc. - Class A(a)	227,950	1,965,914
Li Ning Co. Ltd.	496,796	1,282,504
New Oriental Education & Technology Group, Inc.	215,733	1,157,370
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	841,416	369,546
TravelSky Technology Ltd. - Class H	370,937	457,959
Weichai Power Co. Ltd. - Class H	1,411,120	6,961,465
Yadea Group Holdings Ltd.(b)	649,252	997,191
Yangzijiang Shipbuilding Holdings Ltd.	564,714	1,912,254
		42,729,767
Greece - 0.5%
Hellenic Telecommunications Organization SA	50,605	1,079,166
Hong Kong - 1.8%
Guangdong Investment Ltd.	1,703,752	1,779,341
Kunlun Energy Co. Ltd.	1,917,640	1,846,027
		3,625,368
Hungary - 2.7%
MOL Hungarian Oil & Gas PLC	284,654	3,794,253
Richter Gedeon Nyrt	43,369	1,826,768
		5,621,021
Indonesia - 3.9%
Astra International Tbk PT	8,494,847	2,932,219
Indofood CBP Sukses Makmur Tbk PT	2,211,322	865,494
Kalbe Farma Tbk PT	4,520,710	225,905
Telekom Indonesia Persero Tbk PT	16,326,672	2,650,373
United Tractors Tbk PT	839,868	1,409,484
		8,083,475

	Shares	Value
Malaysia - 1.1%
Sime Darby Bhd	2,572,345	$1,399,034
Telekom Malaysia Bhd	406,822	766,217
		2,165,251
Mexico - 5.9%
America Movil SAB de CV	3,361,267	4,471,812
Gruma SAB de CV - Class B	55,369	962,590
Grupo Aeroportuario del Sureste SAB de CV - Class B	32,992	1,003,217
Industrias Penoles SAB de CV(a)	64,023	3,247,238
Sigma Foods SAB de CV - Class A	2,407,472	2,287,777
		11,972,634
Qatar - 1.1%
Ooredoo QPSC	602,511	2,267,070
Russia - 0.0%(c)
Alrosa PJSC(a)(d)	91,900	0
Inter RAO UES PJSC(a)(d)	1,901,988	0
LUKOIL PJSC - ADR(a)(d)	2,652	0
Magnit PJSC(a)(d)	1,958	0
Magnitogorsk Iron & Steel Works PJSC(a)(d)	106,418	0
Magnitogorsk Iron & Steel Works PJSC - GDR(a)(d)	2,458	0
Severstal PAO(a)(d)	9,320	0
Severstal PAO - GDR(a)(d)	2,129	0
Surgutneftegas PAO(a)(d)	477,461	0
Tatneft PJSC - ADR(a)(d)	3,600	0
		0
South Africa - 7.1%
African Rainbow Minerals Ltd.	22,450	300,479
Clicks Group Ltd.	21,468	338,629
Exxaro Resources Ltd.	89,532	1,181,989
Harmony Gold Mining Co. Ltd.	53,852	851,610
Kumba Iron Ore Ltd.	88,440	1,659,057
Mr Price Group Ltd.	56,789	531,838
MTN Group Ltd.	270,554	3,394,614
Sasol Ltd.(a)	206,744	2,854,637
Tiger Brands Ltd.	21,412	372,774
Vodacom Group Ltd.	363,289	3,081,877
		14,567,504
Switzerland - 0.4%
OPAP SA	63,864	906,946
Taiwan - 13.0%
Alchip Technologies Ltd.	12,078	1,576,245
Asia Cement Corp.	583,932	645,957
Catcher Technology Co. Ltd.	69,008	455,196
Cheng Shin Rubber Industry Co. Ltd.	609,024	599,711
Chicony Electronics Co. Ltd.	98,982	385,813
Compal Electronics, Inc.	2,673,248	2,446,755
Eva Airways Corp.	936,472	990,131
Evergreen Marine Corp. Taiwan Ltd.	269,575	1,718,637
Far EasTone Telecommunications Co. Ltd.	508,334	1,516,122

The accompanying notes are an integral part of these financial statements.

21

PACER EMERGING MARKETS CASH COWS 100 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Taiwan - (Continued)
Formosa Petrochemical Corp.	1,577,407	$2,807,864
Foxconn Technology Co. Ltd.	200,919	328,476
Largan Precision Co. Ltd.	16,390	1,300,978
Micro-Star International Co. Ltd.	94,265	290,669
Novatek Microelectronics Corp.	74,812	965,712
Realtek Semiconductor Corp.	75,126	1,273,262
Synnex Technology International Corp.	505,949	1,317,388
United Microelectronics Corp.	1,642,463	4,007,082
Wan Hai Lines Ltd.	401,774	945,962
WT Microelectronics Co. Ltd.	456,877	2,941,593
		26,513,553
Thailand - 8.6%
Advanced Info Service PCL	360,250	3,757,497
Bumrungrad Hospital PCL	81,873	453,350
Charoen Pokphand Foods PCL	3,983,432	2,358,470
Global Power Synergy PCL	710,503	757,420
PTT Exploration & Production PCL	444,036	2,097,754
PTT Oil & Retail Business PCL(b)	2,477,441	934,812
PTT PCL	3,654,476	3,951,845
Siam Cement PCL	442,301	3,256,453
		17,567,601
Turkey - 9.0%
BIM Birlesik Magazalar AS	75,733	1,242,809
Enerjisa Enerji AS(b)	214,864	583,943
Enka Insaat ve Sanayi AS	480,400	1,112,097
Eregli Demir ve Celik Fabrikalari TAS	3,024,055	2,350,457
Ford Otomotiv Sanayi AS	928,441	2,013,671
Gubre Fabrikalari TAS(a)	52,371	614,872
Migros Ticaret AS	69,179	982,153
Turk Hava Yollari AO	570,273	3,890,398
Turkcell Iletisim Hizmetleri AS	804,035	1,994,751
Turkiye Petrol Rafinerileri AS	592,031	3,550,764
		18,335,915
United Arab Emirates - 8.5%
ADNOC Drilling Co. PJSC	1,690,492	2,604,934
Adnoc Gas PLC	3,926,482	3,602,473
Air Arabia PJSC	795,972	1,072,680
Borouge PLC	4,273,109	2,943,281
Dubai Electricity & Water Authority PJSC	4,788,046	3,454,391
Emirates Telecommunications Group Co. PJSC	722,086	3,656,530
		17,334,289
TOTAL COMMON STOCKS (Cost $171,847,377)		190,264,946

	Shares	Value
PREFERRED STOCKS - 6.1%
Brazil - 6.1%
Axia Energia
0.00%	291,534	$4,015,231
0.00%(a)	76,479	914,634
Cia Energetica de Minas Gerais, 0.00%	499,450	1,270,865
Petroleo Brasileiro SA - Petrobras, 0.00%	621,352	6,194,949
TOTAL PREFERRED STOCKS (Cost $7,689,224)		12,395,679
TOTAL INVESTMENTS - 99.2% (Cost $179,536,601)		$202,660,625
Other Assets in Excess of Liabilities - 0.8%		1,707,771
TOTAL NET ASSETS - 100.0%		$204,368,396

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $6,415,874 or 3.1% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

22

PACER GLOBAL CASH COWS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 99.3%
Australia - 4.5%
BHP Group Ltd.	1,963,012	$75,920,636
Coles Group Ltd.	592,938	9,438,412
Fortescue Ltd.	2,107,565	29,815,659
JB Hi-Fi Ltd.	60,562	3,356,441
Lottery Corp. Ltd.	969,458	3,852,733
Sonic Healthcare Ltd.	312,230	4,444,083
Telstra Group Ltd.	6,089,610	23,323,944
		150,151,908
Canada - 6.5%
Canadian Natural Resources Ltd.	1,420,747	67,818,482
Cenovus Energy, Inc.	740,302	21,658,336
Nutrien Ltd.	249,104	18,934,728
Suncor Energy, Inc.	632,870	43,366,982
TC Energy Corp.	654,720	43,900,245
TELUS Corp.	1,886,839	23,628,028
		219,306,801
China - 0.5%
Lenovo Group Ltd.	6,940,835	10,350,329
Shenzhou International Group Holdings Ltd.	892,648	5,333,665
		15,683,994
Denmark - 2.7%
AP Moller - Maersk AS - Class B	16,701	39,567,873
Novo Nordisk AS	1,215,335	51,965,943
		91,533,816
France - 8.5%
Cie Generale des Etablissements Michelin SCA(a)	455,877	16,500,689
Orange SA	1,921,431	40,073,035
Pernod Ricard SA	202,950	14,968,051
Publicis Groupe SA	137,282	12,789,828
Sanofi SA	592,605	55,515,857
TotalEnergies SE	895,004	83,288,187
Veolia Environnement SA	447,623	18,881,239
Vinci SA	291,816	44,010,089
		286,026,975
Germany - 5.0%
Daimler AG	817,734	47,588,541
Daimler Truck Holding AG	509,714	25,687,901
Deutsche Post AG	606,542	35,864,027
Deutsche Telekom AG	1,827,896	59,146,393
		168,286,862
Hong Kong - 4.5%
Budweiser Brewing Co. APAC Ltd.(b)	10,342,220	10,127,651
Cathay Pacific Airways Ltd.	5,252,920	7,766,207
Chow Tai Fook Jewellery Group Ltd.	5,510,914	7,479,223
CK Hutchison Holdings Ltd.	2,143,963	17,805,910
CK Infrastructure Holdings Ltd.	1,704,889	14,300,824

	Shares	Value
Galaxy Entertainment Group Ltd.	1,862,807	$7,886,458
Jardine Matheson Holdings Ltd.	137,080	9,306,361
Orient Overseas International Ltd.	1,114,444	19,421,846
Power Assets Holdings Ltd.	1,631,966	13,449,525
SITC International Holdings Co. Ltd.	3,769,157	15,726,275
Swire Pacific Ltd. - Class A	971,237	10,515,276
WH Group Ltd.(b)	13,018,463	15,823,271
		149,608,827
Italy - 4.3%
Enel SpA	5,754,286	67,022,128
Eni SpA	2,526,037	71,152,631
PRADA SpA	1,180,803	5,231,263
		143,406,022
Japan - 7.5%
Asahi Group Holdings Ltd.	684,204	6,765,340
Asahi Kasei Corp.	611,889	5,999,486
Astellas Pharma, Inc.	1,001,098	14,272,625
Bridgestone Corp.	609,612	12,713,635
Canon, Inc.	456,444	11,682,611
Inpex Corp.	511,283	13,553,221
Japan Tobacco, Inc.	914,168	34,247,359
Kawasaki Kisen Kaisha Ltd.	501,106	8,202,128
KDDI Corp.	1,622,240	26,760,147
Komatsu Ltd.	526,730	22,061,056
Nippon Yusen KK	396,968	14,374,575
SoftBank Corp.	28,060,586	39,772,885
Subaru Corp.	406,970	6,107,604
Takeda Pharmaceutical Co. Ltd.	1,043,160	35,115,156
		251,627,828
Netherlands - 0.9%
Koninklijke Ahold Delhaize NV	404,953	19,020,491
Koninklijke Philips NV	455,750	11,976,248
		30,996,739
Norway - 2.6%
Equinor ASA	2,153,201	86,409,720
Singapore - 0.3%
Genting Singapore Ltd.	9,262,143	4,948,348
Jardine Cycle & Carriage Ltd.	235,739	6,034,237
		10,982,585
South Korea - 1.4%
HMM Co. Ltd.	427,381	5,907,032
Kia Corp.	312,450	31,978,095
LG Corp.	110,863	7,407,311
		45,292,438
Spain - 2.5%
Aena SME SA(b)	678,101	18,495,689
Endesa SA	479,057	21,472,216
Naturgy Energy Group SA	631,000	19,832,613
Telefonica SA	4,950,421	22,415,291
		82,215,809

The accompanying notes are an integral part of these financial statements.

23

PACER GLOBAL CASH COWS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Switzerland - 6.0%
DSM-Firmenich AG	126,234	$9,416,733
Holcim Ltd.	292,184	27,103,726
Kuehne + Nagel International AG	75,870	17,740,384
Nestle SA	598,716	60,572,726
Novartis AG	441,573	65,499,854
Swisscom AG	26,434	22,379,332
		202,712,755
United Kingdom - 15.3%
BP PLC	9,731,906	77,310,710
British American Tobacco PLC	1,026,815	60,402,526
Diageo PLC	1,457,418	29,172,555
GSK PLC	1,981,344	51,994,474
Imperial Brands PLC	632,490	24,107,070
Reckitt Benckiser Group PLC	309,341	19,691,344
Rio Tinto PLC	801,289	80,119,087
Shell PLC	1,591,640	72,035,198
Tesco PLC	2,825,193	18,531,811
Unilever PLC	973,386	56,915,180
Vodafone Group PLC	12,957,865	20,673,974
		510,953,929
United States - 26.3%(c)
Altria Group, Inc.	1,013,929	73,661,942
AT&T, Inc.	2,321,164	60,652,015
Bristol-Myers Squibb Co.	1,123,894	68,096,737
Chevron Corp.	391,994	75,776,360
Comcast Corp. - Class A	2,148,651	58,099,523
ConocoPhillips	584,872	73,565,200
Exxon Mobil Corp.	504,561	77,868,899
Merck & Co., Inc.	587,741	64,169,562
PepsiCo, Inc.	404,632	64,130,126
Pfizer, Inc.	2,254,280	60,189,276
Philip Morris International, Inc.	396,479	65,446,789
United Parcel Service, Inc. - Class B	617,739	67,210,003
Verizon Communications, Inc.	1,405,891	67,524,945
Versant Media Group, Inc.	85,594	3,440,023
		879,831,400
TOTAL COMMON STOCKS (Cost $2,757,548,436)		3,325,028,408

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.4%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	13,919,944	$13,919,944
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,919,944)		13,919,944
TOTAL INVESTMENTS - 99.7% (Cost $2,771,468,380)		$3,338,948,352
Other Assets in Excess of Liabilities - 0.3%		10,719,482
TOTAL NET ASSETS - 100.0%		$3,349,667,834

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $13,148,293.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $44,446,611 or 1.3% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

24

PACER INDUSTRIAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 96.5%
Real Estate - 96.5%(a)
Big Yellow Group PLC	86,378	$1,060,199
Centuria Industrial REIT	241,485	521,570
CubeSmart	104,596	4,234,046
Dream Industrial Real Estate Investment Trust	132,179	1,331,180
EastGroup Properties, Inc.(b)	24,403	4,909,884
ESR-REIT(c)	273,750	520,486
Extra Space Storage, Inc.	115,593	16,567,945
First Industrial Realty Trust, Inc.	60,628	3,759,542
Frasers Logistics & Commercial Trust	1,680,893	1,267,801
GLP J-Reit	2,128	1,841,806
Granite Real Estate Investment Trust	27,904	1,887,246
LondonMetric Property PLC	987,506	2,545,055
LXP Industrial Trust	26,985	1,374,076
Mapletree Industrial Trust	952,781	1,474,685
Mapletree Logistics Trust	1,569,857	1,504,734
Mitsui Fudosan Logistics Park, Inc.	1,405	1,005,142
National Storage Affiliates Trust(b)	32,501	1,383,242
National Storage REIT(d)	585,872	1,176,814
Nippon Prologis REIT, Inc.	3,285	1,875,884
Prologis, Inc.	124,033	17,615,167
Public Storage(b)	54,888	16,600,876
Rexford Industrial Realty, Inc.	107,462	3,856,811
Safestore Holdings PLC	98,756	898,344
Segro PLC	512,368	4,845,565
STAG Industrial, Inc.(b)	86,058	3,320,118
Terreno Realty Corp.(b)	46,971	3,062,509
Tritax Big Box REIT PLC	1,022,232	2,100,410
Warehouses De Pauw CVA	85,493	2,247,598
WP Carey, Inc.	68,560	5,000,081
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $108,542,253)		109,788,816
COMMON STOCKS - 2.7%
Real Estate - 2.7%(a)
Catena AB	21,633	1,019,237
Sagax AB - Class B	101,013	2,006,529
TOTAL COMMON STOCKS (Cost $3,122,097)		3,025,766

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(e)	19,401,123	$19,401,123
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $19,401,123)		19,401,123
TOTAL INVESTMENTS - 116.2% (Cost $131,065,473)		$132,215,705
Liabilities in Excess of Other Assets - (16.2)%		(18,413,019)
TOTAL NET ASSETS - 100.0%		$113,802,686

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $19,466,476.
(c)	Non-income producing security.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,176,814 or 1.0% of net assets as of April 30, 2026.

(e)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

25

PACER INDUSTRIALS AND LOGISTICS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 99.6%
Energy - 0.6%
ADNOC Logistics & Services	7,121	$11,381
SFL Corp. Ltd.	135	1,556
		12,937
Industrials - 85.4%(a)
ABB Ltd.	2,186	219,257
AP Moller - Maersk AS - Class B	6	14,209
ArcBest Corp.	21	2,679
ATS Corp.(b)	91	2,946
AutoStore Holdings Ltd.(b)(c)	3,197	4,072
Brambles Ltd.	1,307	21,265
Canadian National Railway Co.	592	66,359
Canadian Pacific Kansas City Ltd.	867	75,253
CH Robinson Worldwide, Inc.(d)	114	20,726
China Merchants Port Holdings Co. Ltd.	4,041	7,996
CJ Logistics Corp.	21	1,431
Clarkson PLC	29	1,906
COSCO Shipping Holdings Co. Ltd. - Class H	2,772	5,095
COSCO SHIPPING Ports Ltd.	3,693	2,565
Costamare, Inc.	112	1,861
CSX Corp.	1,792	81,411
CTT-Correios de Portugal SA	125	940
Daifuku Co. Ltd.	366	15,835
Danaos Corp.(d)	17	2,047
Deutsche Post AG	1,107	65,422
DSV AS	231	56,516
Expeditors International of Washington, Inc.(d)	129	19,078
FedEx Corp.	341	137,529
Full Truck Alliance Co. Ltd. - ADR	904	7,820
GXO Logistics, Inc.(b)	110	6,284
Hapag-Lloyd AG(c)	169	21,847
Hiab Oyj	51	3,030
HMM Co. Ltd.	908	12,550
Hoegh Autoliners ASA	178	2,535
Hyundai Glovis Co. Ltd.	72	11,019
ID Logistics Group SACA(b)	6	2,541
International Container Terminal Services, Inc.	1,943	22,441
Interroll Holding AG	1	2,089
J&T Global Express Ltd.(b)	7,706	9,640
JB Hunt Trasport Services, Inc.	92	23,141
JD Logistics, Inc.(b)(c)	6,407	12,350
Kalmar Oyj - Class B	51	2,729
Kamigumi Co. Ltd.	99	3,282
Kardex Holding AG	7	2,497
Kawasaki Kisen Kaisha Ltd.	615	10,057
KION Group AG	124	6,444
Kirby Corp.(b)	52	7,828
Knight-Swift Transportation Holdings, Inc.	156	10,124
Konoike Transport Co. Ltd.	53	958

	Shares	Value
Kuehne + Nagel International AG	116	$27,100
Landstar System, Inc.	33	6,074
Logista Integral SA	128	4,997
Mainfreight Ltd.	94	3,265
Marten Transport Ltd.	76	1,146
Matson, Inc.(d)	30	5,233
Mitsubishi Logistics Corp.	353	3,148
Mitsui OSK Lines Ltd.	349	13,218
Mitsui-Soko Holdings Co. Ltd.	70	1,756
Navios Maritime Partners LP	27	1,947
Nikkon Holdings Co. Ltd.	118	3,828
NIPPON EXPRESS HOLDINGS INC	234	6,124
Nippon Yusen KK	418	15,122
Norfolk Southern Corp.	236	74,536
Old Dominion Freight Line, Inc.	201	42,698
Orient Overseas International Ltd.	636	11,082
Pacific Basin Shipping Ltd.	4,818	1,882
Pan Ocean Co. Ltd.	499	1,864
Qube Holdings Ltd.	1,704	6,174
Rumo SA	1,789	5,684
RXO, Inc.(b)	153	3,055
Ryder System, Inc.	39	9,897
Saia, Inc.(b)	26	11,669
Sankyu, Inc.	52	2,804
Schneider National, Inc. - Class B(d)	86	2,674
Seino Holdings Co. Ltd.	175	2,679
Senko Group Holdings Co. Ltd.	164	1,931
SG Holdings Co. Ltd.	616	5,747
SITC International Holdings Co. Ltd.	2,599	10,842
Star Bulk Carriers Corp.	107	2,689
Sumitomo Warehouse Co. Ltd.	72	1,739
Symbotic, Inc.(b)(d)	119	7,033
TFI International, Inc.	79	11,281
Transcoal Pacific Tbk PT	4,663	3,098
TS Lines Ltd.	1,553	1,602
Union Pacific Corp.(d)	762	205,344
United Parcel Service, Inc. - Class B	1,071	116,525
Wallenius Wilhelmsen ASA	407	5,189
Werner Enterprises, Inc.	56	2,065
Westshore Terminals Investment Corp.	58	1,514
XPO Logistics, Inc.(b)	113	24,875
Yamato Holdings Co. Ltd.	336	3,783
Yaskawa Electric Corp.	257	9,053
ZIM Integrated Shipping Services Ltd.	112	2,961
ZTO Express Cayman, Inc.	567	14,150
		1,708,681
Information Technology - 13.6%
Celestica, Inc.(b)	111	45,480
Cognex Corp.(d)	161	8,937
Cybozu, Inc.	49	650
Flex Ltd.(b)	356	32,592

The accompanying notes are an integral part of these financial statements.

26

PACER INDUSTRIALS AND LOGISTICS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Open Text Corp.	243	$5,497
Sanmina Corp.(b)(d)	53	11,544
SAP SE	976	166,582
		271,282
TOTAL COMMON STOCKS (Cost $1,897,999)		1,992,900

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(e)	269,393	269,393
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $269,393)		269,393
TOTAL INVESTMENTS - 113.1% (Cost $2,167,392)		$2,262,293
Liabilities in Excess of Other Assets - (13.1)%		(262,607)
TOTAL NET ASSETS - 100.0%		$1,999,686

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $38,269 or 1.9% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $267,671.
(e)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

27

PACER INTERNATIONAL EXPORT LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 99.6%
Australia - 5.6%
Aristocrat Leisure Ltd.	100	$3,399
BHP Group Ltd.	820	31,670
Brambles Ltd.	220	3,579
Computershare Ltd.	94	2,040
CSL Ltd.	78	6,975
Fortescue Ltd.	496	7,007
MMG Ltd.(a)	1,958	2,077
Pro Medicus Ltd.	16	1,546
		58,293
Belgium - 2.9%
Anheuser-Busch InBev SA	290	21,908
UCB SA	32	8,678
		30,586
Canada - 8.2%
Barrick Mining Corp.	273	10,705
Constellation Software, Inc.	4	7,270
First Quantum Minerals Ltd.(a)	134	3,275
Kinross Gold Corp.	196	5,926
Lundin Gold, Inc.	39	2,616
Lundin Mining Corp.	138	3,534
Open Text Corp.	40	905
Pan American Silver Corp.	68	3,551
Shopify, Inc. - Class A(a)	198	23,985
Thomson Reuters Corp.	72	6,874
Waste Connections, Inc.	41	6,740
Wheaton Precious Metals Corp.	74	9,328
		84,709
Denmark - 0.7%
AP Moller - Maersk AS - Class B	1	2,368
Novonesis Novozymes B	66	4,050
Pandora AS	12	911
		7,329
Finland - 0.4%
Wartsila OYJ Abp	96	4,026
France - 9.0%
Bureau Veritas SA	74	2,262
Dassault Systemes SE	216	4,838
Hermes International SCA	17	32,376
LVMH Moet Hennessy Louis Vuitton SE	68	36,007
Sanofi SA	198	18,539
		94,022
Germany - 3.3%
SAP SE	199	33,965
Hong Kong - 0.8%
CK Hutchison Holdings Ltd.	618	5,132
Galaxy Entertainment Group Ltd.	706	2,988
		8,120

	Shares	Value
Ireland - 0.9%
Experian PLC	148	$5,408
Ryanair Holdings PLC	170	4,471
		9,879
Italy - 1.9%
Buzzi Unicem SpA	32	1,746
Ferrari NV	31	10,668
Prysmian SpA	48	7,204
		19,618
Japan - 9.2%
Advantest Corp.	124	22,362
Astellas Pharma, Inc.	292	4,159
Disco Corp.	18	8,501
FANUC Corp.	158	6,932
Inpex Corp.	204	5,402
Lasertec Corp.	16	4,359
Modec, Inc.	12	989
Murata Manufacturing Co. Ltd.	316	10,397
Nexon Co. Ltd.	134	2,260
Niterra Co. Ltd.	32	1,718
Sony Group Corp.	992	19,706
Takeda Pharmaceutical Co. Ltd.	256	8,609
		95,394
Luxembourg - 0.5%
Tenaris SA	172	5,494
Netherlands - 10.0%
Argenx SE(a)	10	7,836
ASM International NV	8	7,794
ASML Holding NV	44	63,093
BE Semiconductor Industries NV	14	4,060
Prosus NV	384	18,500
Wolters Kluwer NV	38	2,961
		104,244
South Korea - 10.7%
Alteogen, Inc.	8	1,988
Samsung Biologics Co. Ltd.(a)(b)	8	7,929
SK Hynix, Inc.	117	101,444
		111,361
Spain - 3.3%
Amadeus IT Holding SA	72	4,139
Industria de Diseno Textil SA	502	29,785
		33,924
Sweden - 4.0%
Assa Abloy AB - Class B	170	6,457
Atlas Copco AB - Class A	542	10,205
Epiroc AB	132	3,761
Evolution AB(b)	32	2,222
Hexagon AB - Class B	418	4,484
Sandvik AB	202	8,364
Telefonaktiebolaget LM Ericsson - Class B	502	5,879
		41,372

The accompanying notes are an integral part of these financial statements.

28

PACER INTERNATIONAL EXPORT LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Switzerland - 15.5%
Alcon AG	81	$6,030
Cie Financiere Richemont SA	87	16,520
Galderma Group AG	38	7,959
Geberit AG	6	4,045
Givaudan SA	2	7,122
Holcim AG	92	8,527
Logitech International SA	26	2,551
Novartis AG	341	50,536
Roche Holding AG	114	46,414
Schindler Holding AG	6	2,098
SGS SA	32	3,463
Sonova Holding AG	10	2,189
VAT Group AG(b)	5	3,727
		161,181
United Kingdom - 11.9%
AstraZeneca PLC	250	47,383
Burberry Group PLC(a)	58	913
Convatec Group PLC(b)	316	905
Diageo PLC	360	7,196
GSK PLC	658	17,243
Halma PLC	62	3,713
Imperial Brands PLC	130	4,948
Informa PLC	208	2,240
InterContinental Hotels Group PLC	24	3,434
Pearson PLC	102	1,499
Reckitt Benckiser Group PLC	104	6,611
Rolls-Royce Holdings PLC	1,356	21,779
Smith & Nephew PLC	138	2,132
Smiths Group PLC	52	1,798
Weir Group PLC	42	1,515
		123,309
United States - 0.8%
RB Global, Inc.	30	3,128
Sunbelt Rentals Holdings, Inc.	68	5,104
		8,232
TOTAL COMMON STOCKS (Cost $1,009,947)		1,035,058
TOTAL INVESTMENTS - 99.6% (Cost $1,009,947)		$1,035,058
Other Assets in Excess of Liabilities - 0.4%		3,665
TOTAL NET ASSETS - 100.0%		$1,038,723

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $14,783 or 1.4% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

29

PACER LUNT LARGE CAP ALTERNATOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 85.1%
Communication Services - 0.8%
AT&T, Inc.	30,015	$784,292
Consumer Discretionary - 4.9%
AutoZone, Inc.(a)	222	822,295
Home Depot, Inc.	2,118	696,398
McDonald’s Corp.	3,259	956,810
O’Reilly Automotive, Inc.(a)	9,762	970,343
TJX Cos., Inc.	7,108	1,114,179
		4,560,025
Consumer Staples - 10.8%
Altria Group, Inc.	13,650	991,672
Church & Dwight Co., Inc.	8,568	831,610
Coca-Cola Co.	14,023	1,104,451
Colgate-Palmolive Co.	9,204	785,653
Costco Wholesale Corp.	905	918,150
General Mills, Inc.	16,916	597,304
Mondelez International, Inc. - Class A	14,059	863,785
Monster Beverage Corp.(a)	10,367	798,985
PepsiCo, Inc.	5,085	805,922
Procter & Gamble Co.	6,446	948,142
Sysco Corp.	9,436	704,964
Tyson Foods, Inc. - Class A(b)	12,916	827,528
		10,178,166
Energy - 0.9%
Kinder Morgan, Inc.	26,351	866,157
Financials - 17.5%
Aflac, Inc.	8,123	923,341
Aon PLC - Class A	2,857	890,384
Bank of New York Mellon Corp.	7,031	944,755
Berkshire Hathaway, Inc. - Class B(a)	2,123	1,005,453
Cboe Global Markets, Inc.	3,331	999,600
Chubb Ltd.	3,012	984,924
Cincinnati Financial Corp.	5,054	826,834
CME Group, Inc.	3,390	975,710
Hartford Insurance Group, Inc.	6,512	890,907
Intercontinental Exchange, Inc.	6,616	1,045,923
Jack Henry & Associates, Inc.	5,093	783,049
Loews Corp.	9,423	1,061,124
Marsh & McLennan Cos., Inc.	5,287	886,683
Mastercard, Inc. - Class A	1,556	782,544
Travelers Cos., Inc.	3,006	917,251
Visa, Inc. - Class A	2,558	843,731
W R Berkley Corp.	11,898	795,143
Willis Towers Watson PLC	3,377	865,187
		16,422,543
Health Care - 6.7%
Cencora, Inc.	2,414	743,536
Edwards Lifesciences Corp.(a)	10,530	879,255

	Shares	Value
Johnson & Johnson	4,252	$977,322
McKesson Corp.	897	731,234
Medtronic PLC	8,952	724,843
Quest Diagnostics, Inc.	3,953	767,673
STERIS PLC	3,429	743,682
Stryker Corp.	2,437	767,972
		6,335,517
Industrials - 12.8%
AMETEK, Inc.	3,612	850,626
Automatic Data Processing, Inc.	4,396	931,688
Broadridge Financial Solutions, Inc.	5,238	806,547
Cintas Corp.	4,526	790,738
CSX Corp.	20,020	909,509
General Dynamics Corp.	2,598	894,491
Illinois Tool Works, Inc.	2,836	731,716
L3Harris Technologies, Inc.	2,506	803,298
Norfolk Southern Corp.	2,693	850,530
Republic Services, Inc.	4,617	965,969
Rollins, Inc.	13,727	765,006
Union Pacific Corp.	3,294	887,667
Veralto Corp.	9,556	842,839
Waste Management, Inc.	4,328	1,006,477
		12,037,101
Information Technology - 1.9%
Motorola Solutions, Inc.	1,997	876,743
Roper Technologies, Inc.	2,506	889,154
		1,765,897
Materials - 2.0%
Ecolab, Inc.	3,098	807,339
Linde PLC	2,181	1,092,986
		1,900,325
Utilities - 26.8%(c)
Alliant Energy Corp.(b)	16,905	1,241,334
Ameren Corp.(b)	11,087	1,260,038
American Electric Power Co., Inc.	8,587	1,177,364
American Water Works Co., Inc.	6,727	863,881
Atmos Energy Corp.(b)	6,678	1,268,686
CenterPoint Energy, Inc.	29,267	1,277,505
CMS Energy Corp.	15,720	1,206,353
Consolidated Edison, Inc.	9,244	1,030,614
Dominion Energy, Inc.(b)	13,882	895,389
DTE Energy Co.	8,281	1,256,145
Duke Energy Corp.	9,454	1,224,766
Entergy Corp.	9,273	1,093,379
Evergy, Inc.	14,948	1,238,292
Exelon Corp.	24,283	1,116,775
FirstEnergy Corp.	20,769	986,943
NiSource, Inc.	21,996	1,061,967
Pinnacle West Capital Corp.(b)	12,266	1,272,229
PPL Corp.	30,735	1,150,718
Public Service Enterprise Group, Inc.	11,595	946,848

The accompanying notes are an integral part of these financial statements.

30

PACER LUNT LARGE CAP ALTERNATOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Utilities - (Continued)
Southern Co.	13,085	$1,265,319
WEC Energy Group, Inc.(b)	10,757	1,268,681
Xcel Energy, Inc.(b)	12,823	1,063,668
		25,166,894
TOTAL COMMON STOCKS (Cost $80,070,649)		80,016,917
REAL ESTATE INVESTMENT TRUSTS - 14.8%
Real Estate - 14.8%
AvalonBay Communities, Inc.	4,854	888,282
Camden Property Trust(b)	8,172	858,223
Equity Residential(b)	13,120	857,786
Federal Realty Investment Trust	7,906	876,775
Healthpeak Properties, Inc.	48,809	789,242
Invitation Homes, Inc.	33,092	952,057
Kimco Realty Corp.	39,123	924,868
Mid-America Apartment Communities, Inc.	6,956	898,576
Public Storage(b)	2,921	883,456
Realty Income Corp.(b)	17,793	1,143,022
Regency Centers Corp.	13,314	1,036,495
UDR, Inc.(b)	21,518	781,964
Ventas, Inc.(b)	10,610	932,195
VICI Properties, Inc.	37,977	1,108,928
Welltower, Inc.	4,405	957,383
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,169,142)		13,889,252
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.3%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	12,494,914	12,494,914
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,494,914)		12,494,914
TOTAL INVESTMENTS - 113.2% (Cost $105,734,705)		$106,401,083
Liabilities in Excess of Other Assets - (13.2)%		(12,376,288)
TOTAL NET ASSETS - 100.0%		$94,024,795

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $12,464,620.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

31

PACER LUNT LARGE CAP MULTI-FACTOR ALTERNATOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 5.3%
AT&T, Inc.	155,711	$4,068,728
Charter Communications, Inc. - Class A(a)(b)	2,375	392,279
Comcast Corp. - Class A	99,576	2,692,535
Electronic Arts, Inc.	2,654	537,090
Fox Corp. - Class A	2,513	159,550
Paramount Skydance Corp.	5,649	57,846
Verizon Communications, Inc.	91,950	4,416,359
		12,324,387
Consumer Discretionary - 4.8%
Airbnb, Inc. - Class A(a)	5,045	708,116
Best Buy Co., Inc.	6,227	376,671
Deckers Outdoor Corp.(a)	1,896	193,771
DR Horton, Inc.	4,466	687,139
eBay, Inc.	7,523	778,480
Expedia Group, Inc.	1,512	375,535
Ford Motor Co.	122,733	1,482,615
General Motors Co.	26,090	2,006,060
Lennar Corp. - Class A	4,887	441,296
Lululemon Athletica, Inc.(a)	1,260	173,502
Norwegian Cruise Line Holdings Ltd.(a)	6,760	122,897
NVR, Inc.(a)	35	221,055
Pool Corp.	465	99,194
PulteGroup, Inc.	3,621	443,066
Ralph Lauren Corp.	504	180,755
TJX Cos., Inc.	13,522	2,119,574
Ulta Beauty, Inc.(a)	501	269,277
Williams-Sonoma, Inc.	1,816	329,077
		11,008,080
Consumer Staples - 10.6%
Archer-Daniels-Midland Co.	12,717	947,925
Bunge Global SA	4,620	587,063
Campbell’s Co.(b)	3,459	71,913
Church & Dwight Co., Inc.	3,078	298,751
Coca-Cola Co.	50,311	3,962,494
Colgate-Palmolive Co.	9,868	842,332
Conagra Brands, Inc.(b)	13,397	192,247
Constellation Brands, Inc. - Class A	1,812	283,723
Costco Wholesale Corp.	5,631	5,712,818
Dollar General Corp.	3,206	371,511
Dollar Tree, Inc.(a)	2,502	242,969
General Mills, Inc.	10,070	355,572
Hormel Foods Corp.	4,829	103,679
Kenvue, Inc.	21,206	371,741
Kimberly-Clark Corp.(b)	4,825	474,925
Kroger Co.	13,936	948,623
Mondelez International, Inc. - Class A	15,361	943,780
Monster Beverage Corp.(a)	12,671	976,554
Procter & Gamble Co.	27,873	4,099,840
Sysco Corp.	7,918	591,554

	Shares	Value
Target Corp.	11,451	$1,485,767
Tyson Foods, Inc. - Class A(b)	7,051	451,758
		24,317,539
Energy - 10.6%
APA Corp.	7,774	316,635
Chevron Corp.	27,418	5,300,174
ConocoPhillips	18,953	2,383,908
Coterra Energy, Inc.	12,650	454,261
Devon Energy Corp.	12,891	662,211
Diamondback Energy, Inc.	3,621	744,586
EOG Resources, Inc.	14,501	2,038,406
Exxon Mobil Corp.	42,852	6,613,349
Halliburton Co.	11,492	486,112
Marathon Petroleum Corp.	5,789	1,437,351
Phillips 66	7,527	1,348,462
SLB Ltd.	20,369	1,158,589
Valero Energy Corp.	5,530	1,396,767
		24,340,811
Financials - 23.0%
Allstate Corp.	9,876	2,145,660
American International Group, Inc.	10,669	798,041
Ameriprise Financial, Inc.	1,518	720,731
Arch Capital Group Ltd.(a)	12,150	1,147,689
Assurant, Inc.	905	213,824
Bank of America Corp.	94,722	5,063,838
Berkshire Hathaway, Inc. - Class B(a)	10,446	4,947,226
Chubb Ltd.	6,154	2,012,358
Cincinnati Financial Corp.	2,560	418,816
Citigroup, Inc.	33,164	4,244,329
Citizens Financial Group, Inc.	7,339	477,402
Erie Indemnity Co. - Class A(b)	421	92,169
Everest Group Ltd.	900	321,084
FactSet Research Systems, Inc.(b)	450	102,411
Fifth Third Bancorp	9,414	477,855
Fiserv, Inc.(a)	10,705	670,668
Franklin Resources, Inc.	5,361	160,669
Global Payments, Inc.	5,017	361,023
Globe Life, Inc.	1,454	224,352
Hartford Insurance Group, Inc.	5,038	689,249
Huntington Bancshares, Inc.	26,987	452,302
Invesco Ltd.	7,727	202,525
Jack Henry & Associates, Inc.	864	132,840
Loews Corp.	3,283	369,699
M&T Bank Corp.	2,754	602,107
Mastercard, Inc. - Class A	10,196	5,127,772
MetLife, Inc.	10,478	839,288
Moody’s Corp.	2,211	1,021,150
PNC Financial Services Group, Inc.	6,034	1,345,582
Principal Financial Group, Inc.	3,477	350,864
Progressive Corp.	8,277	1,665,995
Prudential Financial, Inc.	7,630	748,579
Regions Financial Corp.	15,063	430,049
State Street Corp.	4,471	683,348

The accompanying notes are an integral part of these financial statements.

32

PACER LUNT LARGE CAP MULTI-FACTOR ALTERNATOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Synchrony Financial	6,132	$467,258
T Rowe Price Group, Inc.(b)	2,566	263,990
Travelers Cos., Inc.	4,033	1,230,630
Truist Financial Corp.	24,114	1,241,871
US Bancorp	25,707	1,456,559
Visa, Inc. - Class A	16,868	5,563,741
Wells Fargo & Co.	43,532	3,579,636
		53,065,179
Health Care - 11.9%
Biogen, Inc.(a)	2,175	411,684
Bio-Techne Corp.	1,950	107,874
Cardinal Health, Inc.	3,883	748,953
Cencora, Inc.	5,696	1,754,425
Centene Corp.(a)	9,061	486,485
Cigna Group	7,697	2,236,594
CVS Health Corp.	27,132	2,259,824
Elevance Health, Inc.	5,883	2,214,479
Gilead Sciences, Inc.	20,581	2,692,818
Humana, Inc.	2,779	657,067
IDEXX Laboratories, Inc.(a)	1,294	725,675
Incyte Corp.(a)	2,604	248,083
McKesson Corp.	2,167	1,766,538
Merck & Co., Inc.	31,108	3,396,371
ResMed, Inc.	1,802	385,286
Revvity, Inc.(b)	1,472	127,505
Solventum Corp.(a)	4,702	316,727
STERIS PLC	1,353	293,439
UnitedHealth Group, Inc.	14,601	5,409,379
Universal Health Services, Inc. - Class B	1,111	186,948
Waters Corp.(a)	746	230,686
Zoetis, Inc.	6,753	776,392
		27,433,232
Industrials - 14.0%
3M Co.	9,448	1,384,321
AMETEK, Inc.	2,670	628,785
Broadridge Financial Solutions, Inc.	1,373	211,415
Caterpillar, Inc.	5,034	4,480,814
CH Robinson Worldwide, Inc.(b)	1,396	253,807
Cintas Corp.	4,184	730,987
Delta Air Lines, Inc.	13,860	942,341
Dover Corp.	1,447	327,615
Eaton Corp. PLC	4,512	1,953,741
EMCOR Group, Inc.	638	568,885
Expeditors International of Washington, Inc.(b)	1,611	238,251
Fastenal Co.	13,860	622,730
FedEx Corp.	3,596	1,450,303
GE Vernova, Inc.	3,450	3,737,937
Generac Holdings, Inc.(a)	619	160,463
General Electric Co.	17,002	4,929,390

	Shares	Value
Hubbell, Inc.	653	$331,835
Illinois Tool Works, Inc.	4,330	1,117,183
Jacobs Solutions, Inc.	1,749	226,338
JB Hunt Trasport Services, Inc.	786	197,703
Johnson Controls International PLC	8,551	1,248,702
Leidos Holdings, Inc.	1,441	215,026
Lennox International, Inc.(b)	513	274,399
Parker-Hannifin Corp.	1,419	1,290,467
Rockwell Automation, Inc.	1,328	543,032
Snap-On, Inc.	597	228,890
Stanley Black & Decker, Inc.	2,801	218,926
Trane Technologies PLC	3,121	1,537,217
United Airlines Holdings, Inc.(a)	7,001	630,090
United Parcel Service, Inc. - Class B	9,258	1,007,270
W.W. Grainger, Inc.	565	656,163
		32,345,026
Information Technology - 15.5%
Accenture PLC - Class A	6,910	1,234,886
Adobe, Inc.(a)	6,953	1,711,133
Apple, Inc.	19,705	5,346,952
Applied Materials, Inc.	8,402	3,314,505
AppLovin Corp. - Class A(a)	4,144	1,849,674
Cisco Systems, Inc.	45,819	4,192,439
F5, Inc.(a)	591	191,425
Fortinet, Inc.(a)	11,958	1,008,179
Gartner, Inc.(a)	1,049	155,766
Hewlett Packard Enterprise Co.	20,712	595,884
HP, Inc.	19,874	414,572
KLA Corp.	2,217	3,880,526
Lam Research Corp.	18,804	4,848,800
Motorola Solutions, Inc.	1,990	873,670
NetApp, Inc.	3,448	381,935
QUALCOMM, Inc.	13,399	2,406,193
Skyworks Solutions, Inc.(b)	1,737	121,885
Trimble, Inc.(a)	3,213	216,299
Tyler Technologies, Inc.(a)	544	185,580
Western Digital Corp.	5,870	2,550,632
Zebra Technologies Corp. - Class A(a)	567	128,289
		35,609,224
Materials - 2.4%
CF Industries Holdings, Inc.	4,911	609,946
Corteva, Inc.	8,114	657,315
Dow, Inc.	12,523	507,056
DuPont de Nemours, Inc.	7,533	343,957
LyondellBasell Industries NV - Class A	3,950	294,670
Mosaic Co.	9,608	223,578
Newmont Goldcorp Corp.	12,977	1,441,615
Nucor Corp.	3,139	707,186
PPG Industries, Inc.	2,626	284,921
Smurfit WestRock PLC(b)	11,420	438,414
		5,508,658

The accompanying notes are an integral part of these financial statements.

33

PACER LUNT LARGE CAP MULTI-FACTOR ALTERNATOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Utilities - 1.5%
AES Corp.	14,822	$214,178
Constellation Energy Corp.	3,751	1,174,063
Edison International	8,706	604,980
Exelon Corp.	15,451	710,592
PG&E Corp.	45,912	763,057
		3,466,870
TOTAL COMMON STOCKS (Cost $213,672,451)		229,419,006
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Real Estate - 0.3%
VICI Properties, Inc.	20,759	606,163
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $574,399)		606,163
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(c)	2,696,108	2,696,108
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,696,108)		2,696,108
TOTAL INVESTMENTS - 101.0% (Cost $216,942,958)		$232,721,277
Liabilities in Excess of Other Assets - (1.0)%		(2,367,331)
TOTAL NET ASSETS - 100.0%		$230,353,946

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $2,659,274.
(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

34

PACER LUNT MIDCAP MULTI-FACTOR ALTERNATOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 95.9%
Communication Services - 0.8%
New York Times Co. - Class A	4,482	$354,213
Nexstar Media Group, Inc.	795	165,471
		519,684
Consumer Discretionary - 11.5%
Abercrombie & Fitch Co. - Class A(a)	1,872	159,775
Autoliv, Inc.	1,595	184,908
AutoNation, Inc.(a)	1,769	375,700
Bath & Body Works, Inc.	9,220	179,237
BorgWarner, Inc.	6,835	389,390
Five Below, Inc.(a)	1,964	462,836
Gap, Inc.(b)	10,349	254,482
Goodyear Tire & Rubber Co.(a)	16,310	115,475
Graham Holdings Co. - Class B	229	257,055
Harley-Davidson, Inc.	10,857	259,374
KB Home	4,598	243,648
Lear Corp.	4,534	576,407
Lithia Motors, Inc.(b)	2,196	637,103
Macy’s, Inc.	21,065	411,821
Penske Automotive Group, Inc.(b)	1,178	202,051
PVH Corp.	4,321	395,112
Somnigroup International, Inc.(b)	5,558	421,630
Taylor Morrison Home Corp.(a)	7,342	445,953
Thor Industries, Inc.(b)	2,679	211,748
Toll Brothers, Inc.	4,655	661,662
Travel + Leisure Co.	1,377	89,037
Visteon Corp.(b)	1,440	160,862
Whirlpool Corp.(b)	2,560	143,514
		7,238,780
Consumer Staples - 3.8%
Albertsons Cos., Inc. - Class A	32,130	541,391
Celsius Holdings, Inc.(a)(b)	5,392	181,009
Flowers Foods, Inc.(b)	12,930	117,146
Ingredion, Inc.	3,160	353,098
Performance Food Group Co.(a)	9,399	851,173
Pilgrim’s Pride Corp.(b)	2,660	88,046
Post Holdings, Inc.(a)	2,430	254,543
		2,386,406
Energy - 10.5%
Antero Midstream Corp.	7,588	165,874
Chord Energy Corp.	2,761	402,002
CNX Resources Corp.(a)	4,004	155,796
DT Midstream, Inc.(b)	2,573	380,778
HF Sinclair Corp.(b)	15,660	1,052,509
Matador Resources Co.	7,269	461,146
Murphy Oil Corp.	5,800	242,208
NOV, Inc.	22,222	454,662
Ovintiv, Inc.	10,635	654,584
PBF Energy, Inc. - Class A	5,250	227,640
Permian Resources Corp.	33,218	718,173
TechnipFMC PLC	15,997	1,208,893

	Shares	Value
Valaris Ltd.(a)(b)	2,992	$305,124
Weatherford International PLC	1,635	180,422
		6,609,811
Financials - 16.5%
Affiliated Managers Group, Inc.	1,136	334,745
Associated Banc-Corp.(b)	6,590	185,574
Bank OZK	6,468	311,499
Brighthouse Financial, Inc.(a)	5,045	314,102
CNO Financial Group, Inc.	4,530	201,359
Columbia Banking System, Inc.	13,660	404,336
Essent Group Ltd.	5,181	313,554
Federated Hermes, Inc.	2,447	142,146
First American Financial Corp.	5,225	366,429
FirstCash Holdings, Inc.	1,508	329,076
FNB Corp.	18,067	322,496
Hancock Whitney Corp.	3,743	252,690
MGIC Investment Corp.	11,009	291,518
Old National Bancorp(b)	15,445	370,217
Pinnacle Financial Partners, Inc.	3,427	339,067
Prosperity Bancshares, Inc.	4,810	335,017
Reinsurance Group of America, Inc.	4,141	875,656
RenaissanceRe Holdings Ltd.	3,050	936,259
Selective Insurance Group, Inc.	3,031	254,452
SouthState Bank Corp.(b)	4,693	458,365
United Bankshares, Inc.	6,683	292,782
Unum Group	8,043	646,496
Valley National Bancorp(b)	24,434	331,569
Voya Financial, Inc.	4,950	405,702
Webster Financial Corp.	7,631	552,179
Western Alliance Bancorp	4,725	385,277
Zions Bancorp	6,995	443,623
		10,396,185
Health Care - 3.4%
Arrowhead Pharmaceuticals, Inc.(a)	7,520	552,570
Elanco Animal Health, Inc.(a)(b)	18,703	418,386
Medpace Holdings, Inc.(a)	531	222,308
Penumbra, Inc.(a)(b)	825	269,346
Roivant Sciences Ltd.(a)	22,602	644,835
		2,107,445
Industrials - 26.5%(c)
AeroVironment, Inc.(a)(b)	677	132,029
Alaska Air Group, Inc.(a)(b)	5,758	225,195
American Airlines Group, Inc.(a)	34,885	408,503
API Group Corp.(a)	14,904	681,411
ATI, Inc.(a)	5,693	885,034
Brink’s Co.	1,098	117,211
BWX Technologies, Inc.	3,436	743,516
CACI International, Inc. - Class A(a)	783	406,800
Carpenter Technology Corp.	1,365	584,493
Concentrix Corp.(b)	4,560	108,619
Curtiss-Wright Corp.	1,825	1,314,365
Donaldson Co., Inc.	4,079	359,645

The accompanying notes are an integral part of these financial statements.

35

PACER LUNT MIDCAP MULTI-FACTOR ALTERNATOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Dycom Industries, Inc.(a)	1,297	$537,088
EnerSys	1,639	349,533
Fluor Corp.(a)	12,091	645,055
Kratos Defense & Security Solutions, Inc.(a)	9,914	625,078
Lincoln Electric Holdings, Inc.	1,381	365,965
MasTec, Inc.(a)	1,929	760,122
Mueller Industries, Inc.	5,255	711,685
Nextpower, Inc. - Class A(a)	6,250	744,562
nVent Electric PLC	5,459	780,091
Oshkosh Corp.	2,928	457,646
RB Global, Inc.	4,839	504,708
RBC Bearings, Inc.(a)	996	596,694
Ryder System, Inc.	1,722	436,992
Science Applications International Corp.	2,083	201,572
SPX Technologies, Inc.(a)	1,227	268,603
Sterling Infrastructure, Inc.(a)	1,406	724,962
Terex Corp.	2,880	179,136
Valmont Industries, Inc.	463	235,222
Watts Water Technologies, Inc. - Class A	881	264,441
WESCO International, Inc.	1,405	490,514
Woodward, Inc.	2,391	867,909
		16,714,399
Information Technology - 12.7%
Advanced Energy Industries, Inc.(b)	1,603	615,408
Amkor Technology, Inc.	3,646	254,308
Arrow Electronics, Inc.(a)	4,657	874,724
Avnet, Inc.	7,359	607,191
Fabrinet(a)	1,407	961,642
Flex Ltd.(a)	9,387	859,380
Kyndryl Holdings, Inc.(a)	10,380	143,452
MACOM Technology Solutions Holdings, Inc.(a)	1,779	500,984
MKS, Inc.(b)	2,272	644,680
Rambus, Inc.(a)(b)	2,932	337,503
TD Synnex Corp.	5,860	1,337,135
TTM Technologies, Inc.(a)	5,549	877,963
		8,014,370
Materials - 6.8%
Alcoa Corp.	19,347	1,234,145
Commercial Metals Co.(b)	3,584	247,153
Graphic Packaging Holding Co.	20,090	191,458
Hecla Mining Co.	35,985	648,450
MP Materials Corp.(a)(b)	4,561	301,208
NewMarket Corp.	222	149,988
Olin Corp.	6,640	189,107
Royal Gold, Inc.	3,743	873,541
Silgan Holdings, Inc.	4,367	177,082
Sonoco Products Co.(b)	5,086	254,096
		4,266,228

	Shares	Value
Utilities - 3.4%
Black Hills Corp.(b)	2,379	$179,115
IDACORP, Inc.	1,623	239,782
National Fuel Gas Co.	2,370	199,981
Ormat Technologies, Inc.	3,264	375,034
Portland General Electric Co.	3,421	177,652
Spire, Inc.	1,699	154,915
Talen Energy Corp.(a)	1,050	391,041
TXNM Energy, Inc.	2,919	172,396
UGI Corp.	7,400	267,066
		2,156,982
TOTAL COMMON STOCKS (Cost $54,853,738)		60,410,290
REAL ESTATE INVESTMENT TRUSTS - 4.1%
Real Estate - 4.1%
American Healthcare REIT, Inc.	8,538	433,560
Annaly Capital Management, Inc.	19,857	454,725
EPR Properties(b)	1,876	104,700
Kilroy Realty Corp.	5,370	178,606
Omega Healthcare Investors, Inc.	8,294	389,569
Park Hotels & Resorts, Inc.(b)	9,130	104,721
Sabra Health Care REIT, Inc.(b)	5,787	119,559
Vornado Realty Trust	8,000	239,120
WP Carey, Inc.	7,373	537,713
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,354,261)		2,562,273
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	6,758,247	6,758,247
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,758,247)		6,758,247
TOTAL INVESTMENTS - 110.7% (Cost $63,966,246)		$69,730,810
Liabilities in Excess of Other Assets - (10.7)%		(6,715,662)
TOTAL NET ASSETS - 100.0%		$63,015,148

The accompanying notes are an integral part of these financial statements.

36

PACER LUNT MIDCAP MULTI-FACTOR ALTERNATOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $6,743,432.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

37

PACER MSCI WORLD INDUSTRY ADVANTAGE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 97.0%
Communication Services - 15.9%
Alphabet, Inc. - Class A	150	$57,720
Alphabet, Inc. - Class C	125	47,742
Charter Communications, Inc. - Class A(a)(b)	2	330
Comcast Corp. - Class A	1	27
EchoStar Corp. - Class A(a)	4	493
Electronic Arts, Inc.	6	1,214
Fox Corp. - Class A	6	381
Fox Corp. - Class B	4	228
KDDI Corp.	75	1,237
Liberty Media Corp.-Liberty Formula One - Class C(a)	5	430
Live Nation Entertainment, Inc.(a)(b)	4	632
Meta Platforms, Inc. - Class A	56	34,267
Netflix, Inc.(a)	109	10,203
News Corp. - Class A	10	263
NTT, Inc.	765	745
Omnicom Group, Inc.	8	614
Pinterest, Inc. - Class A(a)	16	315
Reddit, Inc. - Class A(a)(b)	3	442
ROBLOX Corp. - Class A(a)	16	884
Snap, Inc. - Class A(a)	29	176
SoftBank Corp.	737	1,045
SoftBank Group Corp.	95	3,167
Take-Two Interactive Software, Inc.(a)	5	1,069
Trade Desk, Inc. - Class A(a)	12	283
Walt Disney Co.	46	4,772
Warner Bros Discovery, Inc.(a)	60	1,623
		170,302
Consumer Discretionary - 12.7%
Airbnb, Inc. - Class A(a)	11	1,544
Aisin Corp.	13	207
Amazon.com, Inc.(a)	245	64,940
Best Buy Co., Inc.(b)	5	302
Booking Holdings, Inc.	25	4,209
Bridgestone Corp.	29	605
Burlington Stores, Inc.(a)	2	640
Carnival Corp.(a)(b)	29	769
Carvana Co.(a)(b)	4	1,583
Chipotle Mexican Grill, Inc.(a)	34	1,156
Darden Restaurants, Inc.(b)	3	602
Denso Corp.	45	541
Dick’s Sporting Goods, Inc.	2	454
Domino’s Pizza, Inc.	1	339
DoorDash, Inc. - Class A(a)	10	1,686
DraftKings, Inc. - Class A(a)	12	280
eBay, Inc.	12	1,242
Expedia Group, Inc.	3	745
Flutter Entertainment PLC(a)	4	432
Genuine Parts Co.	4	429
Hermes International SCA	1	1,905
Hilton Worldwide Holdings, Inc.	6	1,944
Home Depot, Inc.	26	8,549

	Shares	Value
Honda Motor Co. Ltd.	95	$768
Hyatt Hotels Corp. - Class A	1	168
Isuzu Motors Ltd.	14	192
Kering	2	546
Las Vegas Sands Corp.	8	437
Lowe’s Cos., Inc.	15	3,582
LVMH Moet Hennessy Louis Vuitton SE	6	3,179
Marriott International, Inc. - Class A	6	2,170
McDonald’s Corp.	18	5,285
MercadoLibre, Inc.(a)	1	1,793
Nissan Motor Co. Ltd.(a)	57	130
O’Reilly Automotive, Inc.(a)	22	2,187
Ross Stores, Inc.	8	1,822
Royal Caribbean Cruises Ltd.(b)	7	1,846
Starbucks Corp.	29	3,055
Subaru Corp.	15	225
Sumitomo Electric Industries Ltd.	18	1,172
Suzuki Motor Corp.	40	447
TJX Cos., Inc.	29	4,546
Toyota Motor Corp.	244	4,711
Tractor Supply Co.	14	491
Ulta Beauty, Inc.(a)	1	537
Williams-Sonoma, Inc.	3	544
Yamaha Motor Co. Ltd.	23	162
Yum! Brands, Inc.	7	1,117
		136,215
Consumer Staples - 4.1%
Casey’s General Stores, Inc.	1	822
Costco Wholesale Corp.	12	12,174
Dollar General Corp.	6	695
Dollar Tree, Inc.(a)	5	486
Kroger Co.	15	1,021
Nestle SA	66	6,677
Reckitt Benckiser Group PLC	17	1,100
Sysco Corp.	12	897
Target Corp.	12	1,557
Unilever PLC	57	3,320
Walmart, Inc.	113	14,908
		43,657
Energy - 1.4%
ARC Resources Ltd.	15	356
Cameco Corp.	11	1,352
Canadian Natural Resources Ltd.	53	2,530
Cenovus Energy, Inc.	36	1,053
Enbridge, Inc.	56	3,106
Imperial Oil Ltd.	4	536
Keyera Corp.	6	232
Pembina Pipeline Corp.	15	698
Suncor Energy, Inc.	31	2,124
TC Energy Corp.	27	1,810
Tourmaline Oil Corp.	9	436
Whitecap Resources, Inc.	31	366
		14,599

The accompanying notes are an integral part of these financial statements.

38

PACER MSCI WORLD INDUSTRY ADVANTAGE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - 12.9%
Affirm Holdings, Inc.(a)(b)	8	$514
Allianz SE	10	4,566
American Express Co.	14	4,523
Ameriprise Financial, Inc.	2	950
Apollo Global Management, Inc.	11	1,416
Ares Management Corp. - Class A	6	704
Bank of Montreal	18	2,741
Bank of New York Mellon Corp.	18	2,419
Bank of Nova Scotia	32	2,490
Berkshire Hathaway, Inc. - Class B(a)	35	16,576
Blackrock, Inc.	4	4,262
Blackstone, Inc.	19	2,386
Block, Inc.(a)	14	987
Canadian Imperial Bank of Commerce	24	2,678
Capital One Financial Corp.	16	3,061
Carlyle Group, Inc.	6	300
Cboe Global Markets, Inc.	3	900
Charles Schwab Corp.	43	3,941
CME Group, Inc.	9	2,590
Coinbase Global, Inc. - Class A(a)(b)	6	1,127
Corebridge Financial, Inc.	8	220
Corpay, Inc.(a)	2	613
Equitable Holdings, Inc.	7	295
Fidelity National Information Services, Inc.	14	651
Fiserv, Inc.(a)	14	877
Global Payments, Inc.	6	432
Goldman Sachs Group, Inc.	8	7,390
Hannover Rueck SE	2	605
Interactive Brokers Group, Inc. - Class A	11	875
Intercontinental Exchange, Inc.	15	2,371
Jack Henry & Associates, Inc.	2	308
KKR & Co., Inc.	16	1,669
LPL Financial Holdings, Inc.	2	668
Mastercard, Inc. - Class A(b)	22	11,064
Moody’s Corp.	4	1,847
Morgan Stanley	31	5,908
MSCI, Inc.	2	1,183
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3	1,799
Nasdaq, Inc.	12	1,103
National Bank of Canada	10	1,510
Northern Trust Corp.	5	832
PayPal Holdings, Inc.	23	1,153
Raymond James Financial, Inc.	5	792
Robinhood Markets, Inc. - Class A(a)	19	1,385
Rocket Cos., Inc. - Class A(a)	24	351
Royal Bank of Canada	36	6,475
S&P Global, Inc.	8	3,450
SoFi Technologies, Inc.(a)	33	531
State Street Corp.	7	1,070
Synchrony Financial	9	686
T Rowe Price Group, Inc.	6	617
Talanx AG	2	260
Toast, Inc. - Class A(a)	12	342

	Shares	Value
Toronto-Dominion Bank	43	$4,632
Tradeweb Markets, Inc. - Class A	3	340
Visa, Inc. - Class A	43	14,183
		137,618
Health Care - 6.3%
Abbott Laboratories	45	4,086
Becton Dickinson & Co.	7	1,043
Boston Scientific Corp.(a)	38	2,189
Cardinal Health, Inc.	6	1,157
Cencora, Inc.	5	1,540
Centene Corp.(a)	13	698
Cigna Group	7	2,034
Cooper Cos., Inc.(a)	5	314
CVS Health Corp.	33	2,749
DexCom, Inc.(a)	10	596
Edwards Lifesciences Corp.(a)	15	1,252
Elevance Health, Inc.	6	2,259
Galderma Group AG	4	839
GE HealthCare Technologies, Inc.(b)	12	730
HCA Healthcare, Inc.	4	1,738
Humana, Inc.	3	709
IDEXX Laboratories, Inc.(a)(b)	2	1,122
Insulet Corp.(a)	2	344
Intuitive Surgical, Inc.(a)	9	4,118
Labcorp Holdings, Inc.	2	514
Lonza Group AG	2	1,227
McKesson Corp.	3	2,446
Medtronic PLC	33	2,672
Novartis AG	49	7,268
Quest Diagnostics, Inc.(b)	3	583
ResMed, Inc.(b)	4	855
Roche Holding AG	1	418
Roche Holding AG	18	7,335
Sandoz Group AG	11	880
Solventum Corp.(a)	4	269
STERIS PLC	3	651
Stryker Corp.	9	2,836
UnitedHealth Group, Inc.	23	8,521
Universal Health Services, Inc. - Class B	1	168
Veeva Systems, Inc. - Class A(a)	4	624
Zimmer Biomet Holdings, Inc.(b)	5	412
		67,196
Industrials - 3.3%
AGC, Inc.	5	179
Canadian National Railway Co.	13	1,460
Canadian Pacific Kansas City Ltd.	23	2,000
Daifuku Co. Ltd.	8	346
Daikin Industries Ltd.	7	982
Ebara Corp.	12	408
Experian PLC	24	878
FANUC Corp.	24	1,054
Fuji Electric Co. Ltd.	4	334
Fujikura Ltd.	36	1,373
Hitachi Ltd.	117	3,649
IHI Corp.	26	474

The accompanying notes are an integral part of these financial statements.

39

PACER MSCI WORLD INDUSTRY ADVANTAGE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Intertek Group PLC	4	$258
ITOCHU Corp.	152	1,882
Kajima Corp.	11	430
Kawasaki Heavy Industries Ltd.	20	411
Komatsu Ltd.	24	1,005
Kubota Corp.	25	408
Makita Corp.	6	225
Marubeni Corp.	36	1,396
MINEBEA MITSUMI, Inc.	9	180
Mitsubishi Corp.	83	2,646
Mitsubishi Electric Corp.	49	1,950
Mitsubishi Heavy Industries Ltd.	82	2,417
Mitsui & Co. Ltd.	63	2,373
MonotaRO Co. Ltd.	6	71
NIDEC CORP(a)	21	322
Obayashi Corp.	16	374
RELX PLC	47	1,715
Rentokil Initial PLC	65	437
Sekisui Chemical Co. Ltd.	9	136
Shimizu Corp.	13	252
SMC Corp.	1	486
Sumitomo Corp.	28	1,044
Taisei Corp.	4	433
TFI International, Inc.	2	286
Toyota Industries Corp.(a)	4	522
Toyota Tsusho Corp.	18	701
		35,497
Information Technology - 38.5%(c)
Accenture PLC - Class A	16	2,859
Adobe, Inc.(a)	11	2,707
Advanced Micro Devices, Inc.(a)	42	14,889
Amphenol Corp. - Class A(b)	32	4,713
Analog Devices, Inc.	13	5,229
Apple, Inc.	187	50,742
Applied Materials, Inc.	20	7,890
AppLovin Corp. - Class A(a)	6	2,678
Arista Networks, Inc.(a)	27	4,663
Astera Labs, Inc.(a)	3	584
Atlassian Corp. - Class A(a)	4	274
Autodesk, Inc.(a)	5	1,185
Broadcom, Inc.	116	48,422
Cadence Design System, Inc.(a)	7	2,307
CDW Corp.(b)	3	411
Ciena Corp.(a)	4	2,110
Cisco Systems, Inc.	102	9,333
Cloudflare, Inc. - Class A(a)	8	1,640
Cognizant Technology Solutions Corp. - Class A	13	688
Coherent Corp.(a)	4	1,279
CoreWeave, Inc. - Class A(a)(b)	6	670
Corning, Inc.	21	3,449
Credo Technology Group Holding Ltd.(a)	4	696
Crowdstrike Holdings, Inc. - Class A(a)	6	2,674

	Shares	Value
Datadog, Inc. - Class A(a)	8	$1,057
Dell Technologies, Inc. - Class C	8	1,672
Entegris, Inc.(b)	4	565
Everpure, Inc. - Class A(a)	8	572
F5, Inc.(a)	1	324
Fair Isaac Corp.(a)	1	1,025
First Solar, Inc.(a)	3	606
Flex Ltd.(a)	9	824
Fortinet, Inc.(a)	16	1,349
Gartner, Inc.(a)(b)	2	297
Gen Digital, Inc.	14	270
GoDaddy, Inc. - Class A(a)	3	260
Hewlett Packard Enterprise Co.	35	1,007
HP, Inc.	24	501
HubSpot, Inc.(a)	1	222
Intel Corp.(a)	117	11,054
International Business Machines Corp.	24	5,543
Intuit, Inc.	7	2,719
IonQ, Inc.(a)	8	361
IREN Ltd.(a)(b)	9	410
Jabil, Inc.	3	1,012
Keysight Technologies, Inc.(a)	4	1,400
KLA Corp.	3	5,251
Lam Research Corp.	32	8,252
Lumentum Holdings, Inc.(a)	2	1,805
Marvell Technology, Inc.	22	3,633
Microchip Technology, Inc.	14	1,301
Micron Technology, Inc.	29	14,998
Microsoft Corp.	124	50,565
MongoDB, Inc.(a)	2	502
Monolithic Power Systems, Inc.	1	1,614
Motorola Solutions, Inc.	4	1,756
NetApp, Inc.	5	554
NVIDIA Corp.	267	53,285
NXP Semiconductors NV	7	2,055
Okta, Inc.(a)	4	295
ON Semiconductor Corp.(a)(b)	11	1,109
Oracle Corp.	44	7,101
Palantir Technologies, Inc. - Class A(a)	59	8,207
Palo Alto Networks, Inc.(a)	21	3,766
PTC, Inc.(a)	3	409
Qnity Electronics, Inc.	5	703
QUALCOMM, Inc.	27	4,849
Roper Technologies, Inc.	3	1,064
salesforce.com, Inc.	24	4,237
Samsara, Inc. - Class A(a)	9	259
Seagate Technology Holdings PLC	6	4,042
ServiceNow, Inc.(a)	27	2,384
Snowflake, Inc. - Class A(a)	8	1,092
Strategy, Inc. - Class A(a)(b)	7	1,158
Super Micro Computer, Inc.(a)(b)	14	384
Synopsys, Inc.(a)	5	2,413
TE Connectivity PLC	8	1,693
Teledyne Technologies, Inc.(a)	1	646
Teradyne, Inc.	4	1,374

The accompanying notes are an integral part of these financial statements.

40

PACER MSCI WORLD INDUSTRY ADVANTAGE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Texas Instruments, Inc.	23	$6,465
Trimble, Inc.(a)	6	404
Twilio, Inc. - Class A(a)	4	592
Tyler Technologies, Inc.(a)	1	341
VeriSign, Inc.	2	537
Western Digital Corp.	9	3,911
Workday, Inc. - Class A(a)	5	612
Zebra Technologies Corp. - Class A(a)	1	226
Zoom Communications, Inc. - Class A(a)(b)	7	680
Zscaler, Inc.(a)	3	392
		412,058
Materials - 1.1%
Agnico Eagle Mines Ltd.	13	2,445
Alamos Gold, Inc. - Class A	11	439
Barrick Mining Corp.	43	1,689
CCL Industries, Inc. - Class B	4	253
First Quantum Minerals Ltd.(a)	18	441
Franco-Nevada Corp.	5	1,153
Ivanhoe Mines Ltd. - Class A(a)	20	162
Kinross Gold Corp.	31	939
Lundin Gold, Inc.	3	202
Lundin Mining Corp.	18	462
Nutrien Ltd.	12	912
Pan American Silver Corp.	11	576
Teck Resources Ltd. - Class B	12	700
Wheaton Precious Metals Corp.	12	1,516
		11,889
Real Estate - 0.3%
Daito Trust Construction Co. Ltd.	8	180
Daiwa House Industry Co. Ltd.	14	428
Hulic Co. Ltd.	12	135
Mitsubishi Estate Co. Ltd.	27	765
Mitsui Fudosan Co. Ltd.	68	740
Sumitomo Realty & Development Co. Ltd.	16	495
		2,743
Utilities - 0.5%
Acciona SA	1	290
Endesa SA	8	358
Iberdrola SA	166	3,887
Naturgy Energy Group SA	6	189
Redeia Corp. SA	10	175
		4,899
TOTAL COMMON STOCKS (Cost $979,245)		1,036,673
REAL ESTATE INVESTMENT TRUSTS - 2.9%
Real Estate - 2.9%
Alexandria Real Estate Equities, Inc.	1	40
American Tower Corp.	12	2,192
Annaly Capital Management, Inc.	18	412
AvalonBay Communities, Inc.	4	732

	Shares	Value
Crown Castle, Inc.(b)	11	$977
Digital Realty Trust, Inc.	9	1,808
Equinix, Inc.(b)	3	3,248
Equity Residential(b)	10	654
Essex Property Trust, Inc.	2	526
Extra Space Storage, Inc.	5	717
Gaming and Leisure Properties, Inc.	8	388
Healthpeak Properties, Inc.	18	291
Invitation Homes, Inc.	15	432
Iron Mountain, Inc.(b)	8	1,008
Kimco Realty Corp.	18	425
Mid-America Apartment Communities, Inc.	3	388
Prologis, Inc.	24	3,408
Public Storage	4	1,210
Realty Income Corp.	24	1,542
Regency Centers Corp.	4	311
SBA Communications Corp.	3	664
Simon Property Group, Inc.	8	1,630
Sun Communities, Inc.	3	384
UDR, Inc.	9	327
Ventas, Inc.(b)	12	1,054
VICI Properties, Inc.	28	818
Welltower, Inc.	18	3,912
Weyerhaeuser Co.	19	466
WP Carey, Inc.	6	438
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $29,371)		30,402
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	34,550	34,550
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $34,550)		34,550
TOTAL INVESTMENTS - 103.1% (Cost $1,043,166)		$1,101,625
Liabilities in Excess of Other Assets - (3.1)%		(32,856)
TOTAL NET ASSETS - 100.0%		$1,068,769

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

41

PACER MSCI WORLD INDUSTRY ADVANTAGE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $33,716.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

42

PACER NASDAQ 100 TOP 50 CASH COWS GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 9.0%
Alphabet, Inc. - Class A	1,306	$502,549
Electronic Arts, Inc.	1,325	268,140
Meta Platforms, Inc. - Class A	204	124,830
Netflix, Inc.(a)	1,273	119,165
		1,014,684
Consumer Discretionary - 3.6%
Airbnb, Inc. - Class A(a)	1,189	166,888
Booking Holdings, Inc.	740	124,587
MercadoLibre, Inc.(a)	67	120,106
		411,581
Consumer Staples - 2.3%
Monster Beverage Corp.(a)	3,377	260,265
Energy - 1.9%
Diamondback Energy, Inc.	1,074	220,847
Health Care - 11.0%
Amgen, Inc.	517	179,012
DexCom, Inc.(a)	1,867	111,180
Gilead Sciences, Inc.	1,561	204,241
IDEXX Laboratories, Inc.(a)(b)	364	204,131
Intuitive Surgical, Inc.(a)	333	152,384
Regeneron Pharmaceuticals, Inc.	348	246,057
Vertex Pharmaceuticals, Inc.(a)	329	140,608
		1,237,613
Industrials - 3.7%
Automatic Data Processing, Inc.	493	104,486
Copart, Inc.(a)	3,199	105,919
Paychex, Inc.	1,056	97,817
Verisk Analytics, Inc.(b)	626	115,491
		423,713
Information Technology - 68.4%(c)
Adobe, Inc.(a)	438	107,792
Advanced Micro Devices, Inc.(a)	1,281	454,102
Analog Devices, Inc.	880	353,989
Apple, Inc.	836	226,849
Applied Materials, Inc.	1,339	528,222
AppLovin Corp. - Class A(a)	536	239,244
Atlassian Corp. - Class A(a)	993	68,110
Autodesk, Inc.(a)	498	118,026
Broadcom, Inc.	564	235,431
Cadence Design System, Inc.(a)	410	135,132
Cisco Systems, Inc.	2,311	211,456
Crowdstrike Holdings, Inc. - Class A(a)	364	162,253
Datadog, Inc. - Class A(a)	1,202	158,892
Fortinet, Inc.(a)	1,407	118,624
Intuit, Inc.	216	83,916
KLA Corp.	257	449,840
Lam Research Corp.	2,147	553,625

	Shares	Value
Marvell Technology, Inc.	1,823	$301,068
Microsoft Corp.	289	117,848
Monolithic Power Systems, Inc.	289	466,564
NVIDIA Corp.	917	183,006
Palantir Technologies, Inc. - Class A(a)	993	138,136
Palo Alto Networks, Inc.(a)	974	174,658
QUALCOMM, Inc.	1,155	207,415
Roper Technologies, Inc.	275	97,573
Seagate Technology Holdings PLC	1,155	778,054
Synopsys, Inc.(a)	250	120,650
Western Digital Corp.	1,755	762,583
Workday, Inc. - Class A(a)	676	82,742
Zscaler, Inc.(a)	612	79,976
		7,715,776
TOTAL COMMON STOCKS (Cost $9,290,513)		11,284,479
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	299,286	299,286
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $299,286)		299,286
TOTAL INVESTMENTS - 102.6% (Cost $9,589,799)		$11,583,765
Liabilities in Excess of Other Assets - (2.6)%		(297,145)
TOTAL NET ASSETS - 100.0%		$11,286,620

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $293,529.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

43

PACER NASDAQ INTERNATIONAL PATENT LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 99.4%
China - 6.6%
BYD Co. Ltd. - Class H	31,421	$411,191
Lenovo Group Ltd.	125,158	186,639
PetroChina Co. Ltd. - Class H	200,436	307,851
Ping An Insurance Group Co. of China Ltd. - Class H	62,069	499,246
Tencent Holdings Ltd.	52,921	3,160,733
Xiaomi Corp. - Class B(a)(b)	161,789	599,441
		5,165,101
Finland - 0.8%
Nokia OYJ	51,014	634,951
France - 9.3%
Cie de Saint-Gobain SA	4,218	384,355
Cie Generale des Etablissements Michelin SCA	6,770	245,043
L’Oreal SA	3,640	1,563,802
Safran SA	3,097	992,302
Sanofi SA	9,139	856,151
Schneider Electric SE	4,171	1,314,880
Thales SA	1,723	472,994
TotalEnergies SE	16,089	1,497,227
		7,326,754
Germany - 7.0%
BASF SE	7,630	490,195
Bayer AG	8,753	390,887
Bayerische Motoren Werke AG	4,671	427,168
Evonik Industries AG	5,194	107,777
Fresenius Medical Care AG	2,970	134,585
Infineon Technologies AG	10,888	730,050
Merck KGaA	1,262	163,001
SAP SE	8,090	1,381,502
Siemens AG	5,528	1,638,534
		5,463,699
Japan - 23.7%
Aisin Corp.	7,772	123,539
Asahi Kasei Corp.	14,400	141,190
Bridgestone Corp.	12,917	269,388
Canon, Inc.	11,590	296,644
Dai Nippon Printing Co. Ltd.	5,684	107,758
Daikin Industries Ltd.	2,557	358,753
Denso Corp.	25,447	305,988
Disco Corp.	986	466,123
Ebara Corp.	4,810	163,667
ENEOS Holdings, Inc.	26,814	226,169
FANUC Corp.	8,869	389,476
FUJIFILM Holdings Corp.	11,584	213,840
Fujitsu Ltd.	17,228	349,941
Hitachi Ltd.	33,289	1,038,082
Honda Motor Co. Ltd.	44,170	357,327
Kao Corp.	4,560	169,928

	Shares	Value
Kawasaki Heavy Industries Ltd.	8,720	$179,185
Komatsu Ltd.	8,638	361,786
Kubota Corp.	11,564	188,578
Kyocera Corp.	14,642	253,503
Mitsubishi Chemical Group Corp.	16,514	96,169
Mitsubishi Electric Corp.	17,469	695,279
Mitsubishi Heavy Industries Ltd.	26,356	776,934
Murata Manufacturing Co. Ltd.	17,119	563,799
NEC Corp.	11,488	300,931
NIDEC CORP(a)	12,070	184,803
Nippon Steel Corp.	51,689	188,953
Nissan Motor Co. Ltd.(a)	40,467	92,020
Nitto Denko Corp.	7,014	134,294
NTT, Inc.	703,090	684,879
Olympus Corp.	11,468	113,284
Panasonic Holdings Corp.	22,112	452,395
Renesas Electronics Corp.	17,960	368,481
SCREEN Holdings Co. Ltd.	2,097	137,027
Sekisui Chemical Co. Ltd.	4,925	74,510
Shin-Etsu Chemical Co. Ltd.	16,373	757,809
SoftBank Group Corp.	41,489	1,383,099
Sony Group Corp.	43,342	861,829
Subaru Corp.	7,297	109,510
Sumitomo Electric Industries Ltd.	7,161	466,102
Takeda Pharmaceutical Co. Ltd.	13,571	456,831
TDK Corp.	17,717	327,112
Terumo Corp.	14,057	179,310
Tokyo Electron Ltd.	3,634	1,030,393
TOPPAN Holdings, Inc.	3,112	92,433
Toray Industries, Inc.	17,362	124,319
Toyota Motor Corp.	102,669	1,982,488
		18,595,858
Netherlands - 6.2%
Airbus Group SE	5,570	1,143,235
ASML Holding NV	2,441	3,502,040
Koninklijke Philips NV	8,982	236,030
		4,881,305
South Korea - 15.6%
Hyundai Motor Co.	1,801	644,776
Kia Corp.	3,524	360,668
LG Chem Ltd.	670	179,335
LG Corp.	1,631	108,975
LG Electronics, Inc.	1,734	164,725
POSCO Holdings, Inc.	781	243,273
Samsung Electro-Mechanics Co. Ltd.	760	426,321
Samsung Electronics Co. Ltd.	37,180	5,527,367
Samsung SDI Co. Ltd.(a)	782	366,431
SK Hynix, Inc.	4,857	4,211,234
		12,233,105
Sweden - 0.4%
Telefonaktiebolaget LM Ericsson - Class B	28,558	335,139

The accompanying notes are an integral part of these financial statements.

44

PACER NASDAQ INTERNATIONAL PATENT LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Switzerland - 9.8%
ABB Ltd.	13,623	$1,367,618
Nestle SA	17,332	1,753,496
Novartis AG	14,068	2,086,749
Roche Holding AG	4,693	1,912,397
STMicroelectronics NV	8,762	473,198
Swatch Group AG	333	77,033
		7,670,491
Taiwan - 16.3%
AUO Corp.	95,729	51,967
Delta Electronics, Inc.	20,609	1,408,212
Hon Hai Precision Industry Co. Ltd.	107,069	741,739
MediaTek, Inc.	12,860	1,059,338
Taiwan Semiconductor Manufacturing Co. Ltd.	139,767	9,417,934
Wistron Corp.	31,814	137,560
		12,816,750
United Kingdom - 3.7%
AstraZeneca PLC	10,263	1,947,888
British American Tobacco PLC	16,204	953,202
		2,901,090
TOTAL COMMON STOCKS (Cost $67,047,699)		78,024,243
PREFERRED STOCKS - 0.2%
Germany - 0.2%
Henkel AG & Co. KGaA, 0.00%	1,783	129,952
TOTAL PREFERRED STOCKS (Cost $148,390)		129,952
TOTAL INVESTMENTS - 99.6% (Cost $67,196,089)		$78,154,195
Other Assets in Excess of Liabilities - 0.4%		321,074
TOTAL NET ASSETS - 100.0%		$78,475,269

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $599,441 or 0.8% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

45

PACER TRENDPILOT® 100 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 100.0%
Communication Services - 15.1%
Alphabet, Inc. - Class A	127,512	$49,066,618
Alphabet, Inc. - Class C	119,101	45,489,436
Charter Communications, Inc. - Class A(a)	7,702	1,272,139
Comcast Corp. - Class A	218,249	5,901,453
Electronic Arts, Inc.	15,222	3,080,476
Meta Platforms, Inc. - Class A	64,595	39,526,327
Netflix, Inc.(a)	255,284	23,897,135
Take-Two Interactive Software, Inc.(a)	11,262	2,407,365
T-Mobile US, Inc.	66,624	13,024,992
Warner Bros Discovery, Inc.(a)	150,832	4,080,006
		187,745,947
Consumer Discretionary - 12.2%
Airbnb, Inc. - Class A(a)	25,763	3,616,095
Amazon.com, Inc.(a)	235,211	62,345,028
Booking Holdings, Inc.	47,880	8,061,077
DoorDash, Inc. - Class A(a)	24,931	4,204,613
Marriott International, Inc.	16,113	5,827,911
MercadoLibre, Inc.(a)	3,085	5,530,263
O’Reilly Automotive, Inc.(a)	50,997	5,069,102
PDD Holdings, Inc. - ADR(a)	40,626	4,057,725
Ross Stores, Inc.	19,674	4,481,540
Starbucks Corp.	69,293	7,298,632
Tesla Motors, Inc.(a)	109,315	41,717,883
		152,209,869
Consumer Staples - 7.7%
Coca-Cola Europacific Partners PLC	27,861	2,634,815
Costco Wholesale Corp.	26,841	27,230,999
Keurig Dr Pepper, Inc.(b)	82,637	2,429,528
Mondelez International, Inc.	77,961	4,789,924
Monster Beverage Corp.(a)	59,497	4,585,434
PepsiCo, Inc.	82,633	13,096,504
The Kraft Heinz Co.	71,997	1,631,452
Walmart, Inc.	295,497	38,984,919
		95,383,575
Energy - 0.6%
Baker Hughes Co.	60,106	4,187,585
Diamondback Energy, Inc.	17,151	3,526,760
		7,714,345
Financials - 0.2%
PayPal Holdings, Inc.	55,994	2,807,539
Health Care - 4.2%
Alnylam Pharmaceuticals, Inc.(a)	8,062	2,495,108
Amgen, Inc.	32,595	11,286,019
DexCom, Inc.(a)	23,407	1,393,887
GE HealthCare Technologies, Inc.	27,714	1,686,120
Gilead Sciences, Inc.	75,063	9,821,243

	Shares	Value
IDEXX Laboratories, Inc.(a)	4,839	$2,713,711
Insmed, Inc.(a)(b)	13,104	1,786,468
Intuitive Surgical, Inc.(a)	21,474	9,826,717
Regeneron Pharmaceuticals, Inc.	6,315	4,465,084
Vertex Pharmaceuticals, Inc.(a)	15,446	6,601,312
		52,075,669
Industrials - 3.7%
Automatic Data Processing, Inc.	24,483	5,188,927
Axon Enterprise, Inc.(a)	4,884	1,962,196
Cintas Corp.	24,319	4,248,772
Copart, Inc.(a)	58,879	1,949,484
CSX Corp.	113,099	5,138,088
Fastenal Co.	69,841	3,137,956
Ferrovial SE(b)	43,753	3,015,019
Honeywell International, Inc.	38,436	8,237,988
Old Dominion Freight Line, Inc.	12,675	2,692,550
PACCAR, Inc.	31,984	3,799,699
Paychex, Inc.	21,830	2,022,113
Thomson Reuters Corp.	27,054	2,588,797
Verisk Analytics, Inc.	8,391	1,548,056
		45,529,645
Information Technology - 53.7%(c)
Adobe, Inc.(a)	24,794	6,101,803
Advanced Micro Devices, Inc.(a)	98,579	34,945,270
Analog Devices, Inc.	29,520	11,874,715
Apple, Inc.	321,837	87,330,470
Applied Materials, Inc.	47,985	18,929,603
AppLovin Corp. - Class A(a)	18,567	8,287,380
ARM Holdings PLC - ADR(a)(b)	8,488	1,785,196
ASML Holding NV	5,342	7,687,085
Autodesk, Inc.(a)	12,891	3,055,167
Broadcom, Inc.	103,840	43,345,931
Cadence Design System, Inc.(a)	16,790	5,533,816
Cisco Systems, Inc.	238,825	21,852,488
Cognizant Technology Solutions Corp. - Class A	29,080	1,538,332
Crowdstrike Holdings, Inc. - Class A(a)	15,333	6,834,685
Datadog, Inc. - Class A(a)	19,975	2,640,495
Fortinet, Inc.(a)	44,998	3,793,781
Intel Corp.(a)	302,013	28,534,188
Intuit, Inc.	16,815	6,532,628
KLA Corp.	7,928	13,876,775
Lam Research Corp.	75,506	19,469,977
Marvell Technology, Inc.	52,676	8,699,441
Microchip Technology, Inc.	32,913	3,057,947
Micron Technology, Inc.	68,052	35,193,772
Microsoft Corp.	162,748	66,365,379
Monolithic Power Systems, Inc.	2,983	4,815,785
NVIDIA Corp.	532,606	106,292,179
NXP Semiconductors NV	15,372	4,513,066
Palantir Technologies, Inc. - Class A(a)	138,550	19,273,691

The accompanying notes are an integral part of these financial statements.

46

PACER TRENDPILOT® 100 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Palo Alto Networks, Inc.(a)	49,340	$8,847,649
QUALCOMM, Inc.	64,517	11,585,963
Roper Technologies, Inc.	6,253	2,218,627
Sandisk Corp.(a)	8,803	9,652,578
Seagate Technology Holdings PLC	13,188	8,883,964
Shopify, Inc. - Class A(a)	74,133	8,979,730
Strategy, Inc. - Class A(a)(b)	19,107	3,161,253
Synopsys, Inc.(a)	11,647	5,620,842
Texas Instruments, Inc.	54,875	15,424,265
Western Digital Corp.	20,501	8,908,095
Workday, Inc. - Class A(a)	12,954	1,585,570
Zscaler, Inc.(a)	9,775	1,277,397
		668,306,978
Materials - 1.1%
Linde PLC	28,021	14,042,444
Real Estate - 0.1%
CoStar Group, Inc.(a)	25,535	883,766
Utilities - 1.4%
American Electric Power Co., Inc.	32,894	4,510,096
Constellation Energy Corp.	22,015	6,890,695
Exelon Corp.	62,212	2,861,130
Xcel Energy, Inc.(b)	37,948	3,147,787
		17,409,708
TOTAL COMMON STOCKS (Cost $1,065,511,578)		1,244,109,485
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	9,780,743	9,780,743
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,780,743)		9,780,743
TOTAL INVESTMENTS - 100.8% (Cost $1,075,292,321)		$1,253,890,228
Liabilities in Excess of Other Assets - (0.8)%		(9,922,813)
TOTAL NET ASSETS - 100.0%		$1,243,967,415

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $9,821,938.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

47

PACER TRENDPILOT® EUROPEAN INDEX ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 97.8%
Austria - 1.0%
ANDRITZ AG	301	$25,541
BAWAG Group AG(a)	362	61,903
Erste Group Bank AG	1,272	140,630
OMV AG	661	46,663
Raiffeisen Bank International AG	589	32,076
Strabag SE	89	9,391
Telekom Austria AG	350	3,976
Verbund AG - Class A	307	23,114
Vienna Insurance Group AG Wiener Versicherung Gruppe	161	12,093
		355,387
Belgium - 2.6%
Ackermans & van Haaren NV	99	32,557
Ageas SA	840	65,758
Anheuser-Busch InBev SA	4,365	329,921
Cenergy Holdings SA	281	7,862
D’ieteren Group	95	19,579
Elia Group SA	203	33,689
Financiere de Tubize SA	88	20,212
Groupe Bruxelles Lambert NV	356	33,217
KBC Groep NV	1,038	137,967
Lotus Bakeries NV	2	24,083
Sofina SA	71	18,166
Syensqo SA	325	21,494
Titan SA	168	9,019
UCB SA	542	147,071
Viohalco SA	194	3,347
		903,942
Curacao - 0.0%(b)
HAL Trust	78	15,618
Cyprus - 0.0%(b)
Bank of Cyprus Holdings PLC	1,651	17,827
Czech Republic - 0.0%(b)
CSG NV(c)	684	14,784
Finland - 3.6%
Elisa OYJ	647	31,392
Fortum Oyj	1,941	48,842
Kesko Oyj - Class B	1,217	29,938
Kone Oyj - Class B	1,426	90,711
Metso Oyj	3,181	54,806
Neste Oyj	1,889	65,114
Nokia OYJ	23,875	297,163
Nordea Bank Abp	14,903	279,680
Orion Oyj - Class B	485	39,106
Sampo Oyj - Class A	11,192	116,249
Stora Enso Oyj - Class R	2,689	29,855
UPM-Kymmene Oyj	2,393	71,534
Valmet Oyj	653	17,029
Wartsila OYJ Abp	2,095	87,902
		1,259,321

	Shares	Value
France - 25.2%(d)
Abivax SA(c)	308	$34,865
Accor SA	967	47,814
Aeroports de Paris SA	180	21,760
Air Liquide SA	2,642	567,693
Alstom SA(c)	1,555	31,172
Amundi SA(a)	269	25,952
AXA SA	7,364	353,836
Ayvens SA(a)	1,639	22,083
BioMerieux	202	16,999
BNP Paribas SA	4,540	475,452
Bollore SE	3,177	20,023
Bouygues SA	866	51,104
Bureau Veritas SA	1,601	48,967
Capgemini SE	704	85,104
Carrefour SA	2,596	51,643
Cie de Saint-Gobain SA	2,073	188,897
Cie Generale des Etablissements Michelin SCA(e)	2,957	107,030
Credit Agricole SA	4,286	83,477
Danone SA	2,911	228,018
Dassault Aviation SA	80	27,867
Dassault Systemes SE	3,050	68,353
Edenred SE	1,107	27,648
Eiffage SA	351	56,437
Engie SA	8,445	278,216
EssilorLuxottica SA	1,315	279,733
FDJ UNITED(e)	518	14,044
Getlink SE	1,403	31,401
Hermes International SCA	156	297,247
Ipsen SA	162	31,752
Kering	320	87,376
Legrand SA	1,155	205,776
L’Oreal SA	1,051	451,526
LVMH Moet Hennessy Louis Vuitton SE	1,170	619,851
Orange SA	9,552	199,215
Pernod Ricard SA	881	64,976
Publicis Groupe SA	1,040	96,891
Renault SA	860	30,048
Rexel SA	1,029	43,187
Safran SA	1,594	510,730
Sanofi SA	4,921	461,004
Sartorius Stedim Biotech	130	23,909
Schneider Electric SE	2,491	785,271
SCOR SE	801	29,820
Societe Generale SA	3,068	246,437
Sodexo SA	375	19,066
SPIE SA	671	38,825
Thales SA	408	112,003
TotalEnergies SE	8,321	774,344
Veolia Environnement SA	2,756	116,251
Vinci SA	2,289	345,214
		8,836,307

The accompanying notes are an integral part of these financial statements.

48

PACER TRENDPILOT® EUROPEAN INDEX ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Germany - 24.7%
adidas AG	755	$130,612
Allianz SE	1,745	796,682
Aumovio SE(c)	250	10,812
BASF SE	4,097	263,215
Bayer AG	4,510	201,406
Bayerische Motoren Werke AG	1,281	117,149
Bechtle AG	379	12,917
Beiersdorf AG	481	39,844
Brenntag SE	529	38,543
Commerzbank AG	3,083	127,403
Continental AG	500	37,663
CTS Eventim AG & Co. KGaA	265	17,464
Daimler AG	3,468	201,822
Daimler Truck Holding AG	2,253	113,544
Delivery Hero SE(a)(c)	1,032	24,818
Deutsche Bank AG	8,062	250,743
Deutsche Boerse AG	844	259,132
Deutsche Lufthansa AG	2,770	23,830
Deutsche Post AG	4,243	250,883
Deutsche Telekom AG	15,656	506,591
Deutsche Wohnen SE	228	5,293
DWS Group GmbH & Co. KGaA(a)	144	9,971
E.ON SE	10,178	225,650
Evonik Industries AG	1,152	23,904
Fraport AG Frankfurt Airport Services Worldwide(c)	169	13,835
Fresenius Medical Care AG	969	43,910
Fresenius SE & Co. KGaA	1,882	91,114
FUCHS SE	117	4,483
GEA Group AG	665	45,541
Hannover Rueck SE	275	83,142
Heidelberg Materials AG	572	126,445
Henkel AG & Co. KGaA	443	30,546
Hensoldt AG	279	25,253
HOCHTIEF AG	70	37,562
Infineon Technologies AG	5,963	399,824
KION Group AG	325	16,898
Knorr-Bremse AG	307	35,689
LEG Immobilien SE	351	24,573
Merck KGaA	591	76,334
MTU Aero Engines AG	246	84,104
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	600	359,701
Nemetschek SE	263	19,076
Rational AG	24	17,563
RENK Group AG	356	22,550
Rheinmetall AG	206	327,795
RWE AG	3,015	219,320
SAP SE	4,725	806,872
Schaeffler AG	903	8,563
Scout24 SE(a)	326	27,165
Siemens AG	3,375	1,000,371
Siemens Energy AG	3,405	721,650
Siemens Healthineers AG(a)	1,674	68,529

	Shares	Value
Symrise AG	615	$54,308
Talanx AG	279	36,314
Traton SE	288	10,911
Volkswagen AG	132	13,625
Vonovia SE	3,253	87,468
Zalando SE(a)(c)	1,079	26,632
		8,657,557
Greece - 0.9%
Aegean Airlines SA	184	2,408
Aktor SA Holding Co. Technical And Energy Projects(c)	241	3,072
Alpha Bank SA	7,287	29,078
Athens International Airport SA	352	4,011
Athens Water Supply & Sewage Co. SA	192	2,316
Autohellas Tourist and Trading SA	89	1,128
Ballys Intralot SA(c)	2,822	3,690
Ellaktor SA	401	619
ElvalHalcor SA	264	1,233
Eurobank SA	11,264	48,650
FF Group(c)(f)	1,259	7,093
GEK TERNA SA	320	15,346
Hellenic Telecommunications Organization SA	701	14,949
HELLENiQ ENERGY Holdings SA	402	4,640
Holding Co. ADMIE IPTO SA	526	2,028
Jumbo SA	520	14,183
LAMDA Development SA(c)	384	2,727
Motor Oil Hellas Corinth Refineries SA	287	12,800
National Bank of Greece SA	3,862	60,851
Optima bank SA	832	8,652
Piraeus Bank SA	4,994	46,597
Piraeus Port Authority SA	31	1,373
Public Power Corp. SA	853	18,030
Quest Holdings SA	119	978
Sarantis SA	124	2,081
		308,533
Ireland - 1.0%
AIB Group PLC	9,774	112,396
Bank of Ireland Group PLC	4,443	87,291
Kerry Group PLC - Class A	748	63,384
Kingspan Group PLC	708	65,354
Ryanair Holdings PLC	1,204	31,681
		360,106
Italy - 9.6%
A2A SpA	7,239	20,603
Banca Mediolanum SpA	986	21,559
Banca Monte dei Paschi di Siena SpA	9,507	101,002
Banco BPM SpA	6,720	97,680
BPER Banca SPA	7,104	104,504
Brunello Cucinelli SpA	157	15,250
Buzzi SpA	379	20,693
Davide Campari-Milano NV	2,585	19,114
Enel SpA	35,589	414,517
Eni SpA	8,626	242,974

The accompanying notes are an integral part of these financial statements.

49

PACER TRENDPILOT® EUROPEAN INDEX ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Italy - (Continued)
Ferrari NV	542	$186,606
FinecoBank Banca Fineco SpA	2,827	69,942
Generali	4,440	198,540
Hera SpA	3,594	16,948
Infrastrutture Wireless Italiane SpA(a)(e)	1,448	12,278
Interpump Group SpA	351	14,740
Intesa Sanpaolo SpA	70,432	477,378
Italgas SpA	2,836	34,250
Leonardo SpA	1,838	114,373
Mediobanca Banca di Credito Finanziario SpA	516	12,018
Moncler SpA	1,036	62,303
Nexi SpA(a)	2,351	11,169
Pirelli & C SpA(a)	1,725	11,844
Poste Italiane SpA(a)	2,102	55,730
Prysmian SpA	1,312	197,022
Recordati Industria Chimica e Farmaceutica SpA	501	29,188
Reply SpA	105	11,621
Snam SpA	9,476	74,803
Technoprobe SpA(c)	660	14,276
Telecom Italia SpA(c)	50,555	39,837
Telecom Italia SpA - Savings Shares(c)	27,855	25,670
Terna Rete Elettrica Nazionale SpA	6,480	77,954
UniCredit SpA	6,921	533,022
Unipol Assicurazioni SpA	1,739	45,310
		3,384,718
Luxembourg - 0.6%
ArcelorMittal	1,933	111,709
CVC Capital Partners PLC(a)	976	14,834
Eurofins Scientific SE(c)	527	36,505
RTL Group SA	171	6,573
Tenaris SA	1,604	51,262
		220,883
Netherlands - 16.8%
ABN AMRO Group NV	2,342	81,334
Adyen NV(a)(c)	121	136,119
Aegon Ltd.	5,923	48,828
Airbus SE	2,681	550,271
Akzo Nobel NV	777	45,487
Argenx SE(c)	284	222,656
ASM International NV	213	207,640
ASML Holding NV	1,784	2,559,459
ASR Nederland NV	715	54,176
BE Semiconductor Industries NV	323	93,711
CTP NV(a)	597	11,267
Euronext NV(a)	397	66,583
EXOR NV	400	31,360
Ferrovial SE	2,164	148,425
Heineken Holding NV	527	37,358
Heineken NV	1,266	98,274
IMCD NV	269	31,619
ING Groep NV	13,355	388,014

	Shares	Value
Koninklijke Ahold Delhaize NV	4,114	$193,233
Koninklijke KPN NV	17,044	91,297
Koninklijke Philips NV	3,509	92,210
Magnum Ice Cream Co. NV(c)	2,229	32,544
NN Group NV	1,205	105,079
Prosus NV	5,580	268,967
QIAGEN NV	934	31,828
Randstad Holding NV	500	14,753
Stellantis NV(c)	9,813	71,509
Universal Music Group NV	4,304	89,991
Wolters Kluwer NV	1,058	82,475
		5,886,467
Poland - 0.1%
InPost SA(c)	1,174	20,971
Portugal - 0.6%
Banco Comercial Portugues SA	41,400	44,168
EDP SA	13,784	75,113
Galp Energia SGPS SA	1,908	44,697
Jeronimo Martins SGPS SA	1,272	30,544
		194,522
Spain - 10.4%
Acciona SA	110	31,940
ACS Actividades de Construccion y Servicios SA	825	118,709
Aena SME SA(a)	3,167	86,382
Amadeus IT Holding SA	2,006	115,363
Banco Bilbao Vizcaya Argentaria SA	25,982	573,590
Banco de Sabadell SA	23,055	89,239
Banco Santander SA	67,276	819,592
Bankinter SA	2,869	47,697
CaixaBank SA	16,476	209,614
Cellnex Telecom SA(a)	2,613	87,771
Corp. ACCIONA Energias Renovables SA	187	4,907
EDP Renovaveis SA	1,433	23,849
Endesa SA	1,462	65,530
Grifols SA	1,323	13,913
Iberdrola SA	30,079	704,282
Indra Sistemas SA	400	22,914
Industria de Diseno Textil SA	5,074	301,210
Mapfre SA	4,240	20,731
Naturgy Energy Group SA	1,655	52,017
Redeia Corp. SA	1,872	32,736
Repsol SA	4,929	131,781
Telefonica SA	18,882	85,497
		3,639,264
Switzerland - 0.7%
DSM-Firmenich AG	840	62,662
OPAP SA	800	11,361
STMicroelectronics NV	2,942	158,815
		232,838
TOTAL COMMON STOCKS (Cost $28,498,456)		34,309,045

The accompanying notes are an integral part of these financial statements.

50

PACER TRENDPILOT® EUROPEAN INDEX ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Belgium - 0.1%
Warehouses De Pauw CVA	853	$22,425
France - 0.4%
Covivio SA	249	16,424
Gecina SA	237	19,986
Klepierre	958	38,745
Unibail-Rodamco-Westfield	562	68,004
		143,159
Spain - 0.1%
Merlin Properties Socimi SA	1,898	33,080
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $167,019)		198,664
PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG, 0.00%	252	22,966
FUCHS SE, 0.00%	304	14,336
Henkel AG & Co. KGaA, 0.00%	733	53,424
Volkswagen AG, 0.00%	943	95,424
		186,150
Spain - 0.0%(b)
Grifols SA, Class B, 0.00%	1,194	9,879
TOTAL PREFERRED STOCKS (Cost $203,402)		196,029
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(g)	112,772	112,772
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $112,772)		112,772
TOTAL INVESTMENTS - 99.2% (Cost $28,981,649)		$34,816,510
Other Assets in Excess of Liabilities - 0.8%		269,075
TOTAL NET ASSETS - 100.0%		$35,085,585

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $761,030 or 2.2% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(e)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $106,591.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $7,093 or 0.0% of net assets as of April 30, 2026.

(g)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

51

PACER TRENDPILOT® FUND OF FUNDS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 100.0%
Pacer Trendpilot 100 ETF(a)	144,617	$11,644,879
Pacer Trendpilot International ETF(a)	326,428	11,415,187
Pacer Trendpilot US Bond ETF(a)	555,391	10,666,284
Pacer Trendpilot US Large Cap ETF(a)	201,170	11,247,415
Pacer Trendpilot US Mid Cap ETF(a)	290,578	11,451,679
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $50,296,239)		56,425,444
TOTAL INVESTMENTS - 100.0% (Cost $50,296,239)		$56,425,444
Other Assets in Excess of Liabilities - (0.0)%(b)		27,266
TOTAL NET ASSETS - 100.0%		$56,452,710

Percentages are stated as a percent of net assets.
(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

52

PACER TRENDPILOT® INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 98.8%
Australia - 5.4%
ANZ Group Holdings Ltd.	24,039	$634,295
Aristocrat Leisure Ltd.	4,975	169,345
BHP Group Ltd.	40,563	1,568,798
Brambles Ltd.	10,991	179,070
Cochlear Ltd.	525	35,529
Coles Group Ltd.	10,826	172,329
Commonwealth Bank of Australia	13,291	1,661,722
Computershare Ltd.	4,363	94,799
CSL Ltd.	3,863	345,893
Fortescue Ltd.	13,411	189,725
Insurance Australia Group Ltd.	19,078	103,151
Macquarie Group Ltd.	2,859	483,872
National Australia Bank Ltd.	24,198	694,761
Northern Star Resources Ltd.	11,540	174,472
Origin Energy Ltd.	13,896	121,053
Pro Medicus Ltd.	447	43,252
QBE Insurance Group Ltd.	12,182	195,931
REA Group Ltd.	404	49,402
Rio Tinto Ltd.	2,994	360,835
Santos Ltd.	26,197	150,884
Sigma Healthcare Ltd.	46,557	93,517
Suncorp Group Ltd.	8,735	107,600
Telstra Group Ltd.	31,966	122,434
Transurban Group	25,124	253,231
Wesfarmers Ltd.	9,015	473,275
Westpac Banking Corp.	27,022	748,995
WiseTech Global Ltd.	1,707	52,501
Woodside Energy Group Ltd.	15,335	370,405
Woolworths Group Ltd.	9,853	243,950
		9,895,026
Austria - 0.3%
Erste Group Bank AG	2,582	285,461
OMV AG	1,161	81,961
Raiffeisen Bank International AG	1,034	56,309
Strabag SE	133	14,033
Verbund AG - Class A	672	50,595
		488,359
Belgium - 0.6%
Anheuser-Busch InBev SA	7,817	590,835
KBC Groep NV	2,021	268,624
UCB SA	968	262,665
		1,122,124
Canada - 10.3%
Agnico Eagle Mines Ltd.	3,973	747,100
Alimentation Couche-Tard, Inc.	5,963	352,771
Bank of Montreal	5,627	856,840
Bank of Nova Scotia	9,779	760,809
Barrick Mining Corp.	13,326	523,583

	Shares	Value
BCE, Inc.	2,482	$58,982
Brookfield Corp.	17,570	793,551
Cameco Corp.	3,444	423,366
Canadian Imperial Bank of Commerce	7,371	822,485
Canadian National Railway Co.	4,344	487,918
Canadian Natural Resources Ltd.	16,532	789,145
Canadian Pacific Kansas City Ltd.	7,124	619,597
Cenovus Energy, Inc.	10,892	318,657
Constellation Software, Inc.	158	287,757
Dollarama, Inc.	2,165	276,692
Enbridge, Inc.	17,327	961,031
Fairfax Financial Holdings Ltd.	167	288,999
Franco-Nevada Corp.	1,524	351,596
Great-West Lifeco, Inc.	2,139	114,292
Imperial Oil Ltd.	1,216	162,891
Intact Financial Corp.	1,405	270,729
Loblaw Cos. Ltd.	4,492	207,081
Manulife Financial Corp.	13,368	525,627
National Bank of Canada	3,094	467,033
Nutrien Ltd.	3,827	290,895
Royal Bank of Canada	11,141	2,003,797
Shopify, Inc. - Class A(a)	9,773	1,186,272
Sun Life Financial, Inc.	4,416	318,176
Suncor Energy, Inc.	9,535	653,379
TC Energy Corp.	8,263	554,050
TELUS Corp.	4,120	51,593
Thomson Reuters Corp.	1,081	103,409
Toronto-Dominion Bank	13,437	1,447,518
Waste Connections, Inc.	2,025	333,577
Wheaton Precious Metals Corp.	3,602	454,987
		18,866,185
Denmark - 1.2%
AP Moller - Maersk AS - Class A	21	49,275
AP Moller - Maersk AS - Class B	35	82,922
Coloplast AS - Class B	966	59,761
Danske Bank AS	5,320	273,472
DSV AS	1,566	383,313
Novo Nordisk AS	25,282	1,081,021
Novonesis Novozymes B	2,778	170,550
		2,100,314
Finland - 1.0%
Amer Sports, Inc.(a)	1,250	43,838
Fortum Oyj	3,546	89,228
Kone Oyj - Class B	3,150	200,378
Nokia OYJ	43,028	535,552
Nordea Bank Abp	27,416	511,039
Sampo Oyj - Class A	20,253	210,365
UPM-Kymmene Oyj	4,256	127,224
Wartsila OYJ Abp	3,914	164,224
		1,881,848

The accompanying notes are an integral part of these financial statements.

53

PACER TRENDPILOT® INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
France - 6.7%
Air Liquide SA	4,589	$986,050
AXA SA	13,267	637,471
BNP Paribas SA	7,948	832,355
Christian Dior SE	29	14,472
Cie de Saint-Gobain SA	3,685	335,786
Credit Agricole SA	9,031	175,895
Danone SA	5,120	401,048
Dassault Systemes SE	5,315	119,114
Engie SA	14,732	485,338
EssilorLuxottica SA	2,300	489,267
Hermes International SCA	275	523,992
L’Oreal SA	1,836	788,775
LVMH Moet Hennessy Louis Vuitton SE	2,015	1,067,522
Safran SA	2,688	861,255
Sanofi SA	8,521	798,256
Schneider Electric SE	4,330	1,365,004
Thales SA	737	202,320
TotalEnergies SE	16,254	1,512,581
Vinci SA	3,998	602,957
		12,199,458
Germany - 6.6%
Allianz SE	3,032	1,384,264
BASF SE	7,069	454,154
Bayerische Motoren Werke AG	2,083	190,493
Commerzbank AG	7,855	324,603
Daimler AG	5,719	332,821
Deutsche Bank AG	15,098	469,575
Deutsche Boerse AG	1,495	459,006
Deutsche Post AG	7,438	439,799
Deutsche Telekom AG	27,254	881,875
E.ON SE	17,577	389,688
Hannover Rueck SE	486	146,934
Infineon Technologies AG	10,370	695,317
Merck KGaA	1,019	131,615
Muenchener Rueckversicherungs-Gesellschaft AG	1,033	619,286
Rheinmetall AG	365	580,802
SAP SE	8,128	1,387,991
Siemens AG	5,872	1,740,498
Siemens Energy AG	5,788	1,226,699
Siemens Healthineers AG(b)	2,365	96,816
Volkswagen AG	238	24,567
		11,976,803
Hong Kong - 1.8%
AIA Group Ltd.	83,452	906,172
BOC Hong Kong Holdings Ltd.	28,963	165,365
Budweiser Brewing Co. APAC Ltd.(b)	12,804	12,538
Chow Tai Fook Jewellery Group Ltd.	17,487	23,733
CK Asset Holdings Ltd.	15,790	98,500
CK Hutchison Holdings Ltd.	21,910	181,966

	Shares	Value
CK Infrastructure Holdings Ltd.	4,871	$40,859
CLP Holdings Ltd.	12,824	122,960
Futu Holdings Ltd. - ADR	486	75,092
Galaxy Entertainment Group Ltd.	16,571	70,156
Henderson Land Development Co. Ltd.	10,922	42,921
Hong Kong & China Gas Co. Ltd.	87,200	80,492
Hong Kong Exchanges & Clearing Ltd.	9,464	498,302
Jardine Matheson Holdings Ltd.	1,668	113,240
MTR Corp. Ltd.	13,040	55,540
Power Assets Holdings Ltd.	10,989	90,564
Prudential PLC	20,270	302,854
Sun Hung Kai Properties Ltd.	12,375	214,558
Techtronic Industries Co. Ltd.	11,507	164,396
Zijin Gold International Co. Ltd.(a)	1,508	29,034
		3,289,242
Ireland - 0.5%
AIB Group PLC	17,236	198,205
Experian PLC	7,269	265,976
James Hardie Industries PLC(a)	4,672	97,880
Kerry Group PLC - Class A	1,304	110,498
Kingspan Group PLC	1,224	112,985
Ryanair Holdings PLC	4,244	111,674
		897,218
Israel - 1.2%
Azrieli Group Ltd.	293	46,896
Bank Hapoalim BM	10,618	284,599
Bank Leumi Le-Israel BM	12,006	303,760
Bezeq The Israeli Telecommunication Corp. Ltd.	22,370	60,946
Camtek Ltd.(a)	229	42,813
Cellebrite DI Ltd.(a)	961	12,493
Check Point Software Technologies Ltd.(a)	673	75,692
Elbit Systems Ltd.	217	179,887
Etoro Group Ltd. - Class A(a)	105	3,736
First International Bank Of Israel Ltd.	421	35,205
Global-e Online Ltd.(a)	876	27,480
Harel Insurance Investments & Financial Services Ltd.	898	55,749
ICL Group Ltd.	5,830	31,328
Isracard Ltd.	1	4
Israel Discount Bank Ltd. - Class A	9,872	109,914
Melisron Ltd.	191	28,335
Menora Mivtachim Holdings Ltd.	170	27,746
Mizrahi Tefahot Bank Ltd.	1,236	97,278
Monday.com Ltd.(a)	332	21,869
Nice Ltd.(a)	497	50,176
Nova Ltd.(a)	247	121,876
Phoenix Financial Ltd.	1,845	110,972
Teva Pharmaceutical Industries Ltd. - ADR(a)	9,251	324,433

The accompanying notes are an integral part of these financial statements.

54

PACER TRENDPILOT® INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Israel - (Continued)
Tower Semiconductor Ltd.(a)	902	$185,495
Wix.com Ltd.(a)(c)	449	33,536
		2,272,218
Italy - 2.5%
Banca Monte dei Paschi di Siena SpA	17,566	186,620
Enel SpA	61,333	714,366
Eni SpA	16,752	471,865
Ferrari NV	955	328,798
Generali	8,216	367,388
Intesa Sanpaolo SpA	121,715	824,966
Leonardo SpA	3,217	200,185
Poste Italiane SpA(b)	3,687	97,753
Prysmian SpA	2,390	358,904
UniCredit SpA	12,373	952,909
		4,503,754
Japan - 21.2%
Advantest Corp.	5,859	1,057,618
Aeon Co. Ltd.	22,452	216,553
Aisin Corp.	4,531	72,022
Ajinomoto Co., Inc.	7,463	242,641
Asahi Group Holdings Ltd.	12,268	121,305
Asahi Kasei Corp.	11,016	108,010
Asics Corp.	5,924	167,706
Astellas Pharma, Inc.	14,597	208,109
Bandai Namco Holdings, Inc.	5,242	121,310
Bridgestone Corp.	9,450	197,082
Canon, Inc.	7,315	187,226
Capcom Co. Ltd.	2,751	58,041
Central Japan Railway Co.	7,809	186,752
Chugai Pharmaceutical Co. Ltd.	5,147	266,827
Daiichi Life Group, Inc.	29,851	274,571
Daiichi Sankyo Co. Ltd.	15,280	252,641
Daikin Industries Ltd.	2,364	331,674
Daiwa House Industry Co. Ltd.	4,895	149,706
Daiwa Securities Group, Inc.	11,266	105,604
Denso Corp.	15,731	189,158
Disco Corp.	761	359,756
East Japan Railway Co.	9,150	198,015
Eisai Co. Ltd.	2,352	70,415
ENEOS Holdings, Inc.	21,840	184,215
FANUC Corp.	7,455	327,381
Fast Retailing Co. Ltd.	1,674	786,878
FUJIFILM Holdings Corp.	10,033	185,209
Fujikura Ltd.	13,314	507,795
Fujitsu Ltd.	14,033	285,043
Hitachi Ltd.	36,390	1,134,783
Honda Motor Co. Ltd.	32,794	265,297
Hoya Corp.	2,658	494,061
IHI Corp.	8,734	159,165
Inpex Corp.	7,414	196,532
Isuzu Motors Ltd.	4,489	61,534

	Shares	Value
ITOCHU Corp.	56,447	$698,759
Japan Exchange Group, Inc.	8,322	99,058
Japan Post Bank Co. Ltd.	14,422	247,713
Japan Post Holdings Co. Ltd.	13,908	161,951
Japan Tobacco, Inc.	8,872	332,371
Kajima Corp.	3,606	140,896
Kansai Electric Power Co., Inc.	8,273	132,401
Kao Corp.	3,757	140,004
Kawasaki Kisen Kaisha Ltd.	5,156	84,394
KDDI Corp.	22,632	373,333
Keyence Corp.	1,577	718,215
Kirin Holdings Co. Ltd.	6,561	103,912
Komatsu Ltd.	7,671	321,285
Konami Group Corp.	832	100,443
Kubota Corp.	8,169	133,215
Kyocera Corp.	11,330	196,161
Kyowa Kirin Co. Ltd.	1,908	28,787
Lasertec Corp.	646	176,154
LY Corp.	19,985	52,632
Marubeni Corp.	13,396	519,565
Mitsubishi Corp.	31,878	1,016,072
Mitsubishi Electric Corp.	16,696	664,513
Mitsubishi Estate Co. Ltd.	10,090	285,772
Mitsubishi HC Capital, Inc.	7,809	71,004
Mitsubishi Heavy Industries Ltd.	26,685	786,633
Mitsubishi UFJ Financial Group, Inc.	94,647	1,703,047
Mitsui & Co. Ltd.	22,982	865,522
Mitsui Fudosan Co. Ltd.	22,441	244,327
Mitsui OSK Lines Ltd.	2,926	110,925
Mizuho Financial Group, Inc.	19,697	845,730
MS&AD Insurance Group Holdings, Inc.	9,709	250,175
Murata Manufacturing Co. Ltd.	14,883	490,158
NEC Corp.	11,004	288,253
Nexon Co. Ltd.	3,262	55,059
NIDEC CORP(a)	8,465	129,607
Nintendo Co. Ltd.	9,258	454,577
Nippon Paint Holdings Co. Ltd.	8,611	54,414
Nippon Steel Corp.	43,344	158,448
Nippon Yusen KK	3,501	126,774
Nitori Holdings Co. Ltd.	3,507	49,652
Nitto Denko Corp.	5,474	104,809
Nomura Holdings, Inc.	23,732	190,471
Nomura Research Institute Ltd.	3,499	92,574
NTT, Inc.	241,033	234,790
Obayashi Corp.	5,303	123,942
Obic Co. Ltd.	2,651	70,460
Olympus Corp.	9,188	90,762
Oracle Corp. Japan	269	14,852
Oriental Land Co. Ltd.	9,730	136,017
ORIX Corp.	9,380	316,052
Osaka Gas Co. Ltd.	3,209	116,467
Otsuka Holdings Co. Ltd.	4,160	302,922

The accompanying notes are an integral part of these financial statements.

55

PACER TRENDPILOT® INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Japan - (Continued)
Pan Pacific International Holdings Corp.	21,528	$122,302
Panasonic Holdings Corp.	19,798	405,052
Rakuten Group, Inc.(a)	12,237	59,342
Recruit Holdings Co. Ltd.	12,371	577,084
Renesas Electronics Corp.	15,088	309,557
Resona Holdings, Inc.	18,610	230,433
Ryohin Keikaku Co. Ltd.	4,530	104,660
Sanrio Co. Ltd.	8,550	49,971
SBI Holdings, Inc.	4,366	88,098
Secom Co. Ltd.	3,312	121,433
Sekisui House Ltd.	5,355	116,640
Seven & i Holdings Co. Ltd.	19,328	230,990
Shimano, Inc.	644	67,524
Shin-Etsu Chemical Co. Ltd.	15,683	725,873
Shionogi & Co. Ltd.	6,458	130,765
SMC Corp.	479	232,776
SoftBank Corp.	231,865	328,644
SoftBank Group Corp.	31,105	1,036,933
Sompo Holdings, Inc.	7,535	279,010
Sony Group Corp.	48,846	971,273
Subaru Corp.	4,671	70,100
Sumitomo Corp.	9,772	364,527
Sumitomo Electric Industries Ltd.	6,406	416,960
Sumitomo Mitsui Financial Group, Inc.	30,633	1,078,529
Sumitomo Mitsui Trust Group, Inc.	5,690	188,195
Sumitomo Realty & Development Co. Ltd.	7,551	233,589
Suntory Beverage & Food Ltd.	1,021	29,341
Suzuki Motor Corp.	15,846	176,978
T&D Holdings, Inc.	4,080	98,824
Taiyo Nippon Sanso Corp.	1,711	60,547
Takeda Pharmaceutical Co. Ltd.	12,833	431,988
TDK Corp.	15,679	289,484
Terumo Corp.	11,942	152,331
Tokio Marine Holdings, Inc.	15,294	703,570
Tokyo Electron Ltd.	3,760	1,066,120
Tokyo Gas Co. Ltd.	2,574	109,665
Toyota Motor Corp.	94,500	1,824,748
Toyota Tsusho Corp.	5,740	223,690
Unicharm Corp.	10,365	60,387
		38,704,597
Macao - 0.0%(d)
Sands China Ltd.	17,608	36,689
Netherlands - 4.7%
Adyen NV(a)(b)	250	281,237
Airbus Group SE	4,909	1,007,565
Argenx SE(a)	488	382,592
ASML Holding NV	3,106	4,456,099

	Shares	Value
Ferrovial SE	3,906	$267,906
Heineken NV	2,230	173,105
ING Groep NV	21,883	635,784
Koninklijke Ahold Delhaize NV	7,234	339,778
Prosus NV	10,579	509,928
Stellantis NV(a)	16,352	119,161
Universal Music Group NV	8,433	176,323
Wolters Kluwer NV	1,875	146,164
		8,495,642
New Zealand - 0.2%
Auckland International Airport Ltd.	13,672	66,633
Fisher & Paykel Healthcare Corp. Ltd.	4,737	102,281
Infratil Ltd.	8,043	59,250
Mercury NZ Ltd.	5,602	22,173
Meridian Energy Ltd.	10,431	35,001
Xero Ltd.(a)	1,334	76,871
		362,209
Norway - 0.7%
Aker BP ASA	2,447	95,242
DNB Bank ASA	6,793	205,740
Equinor ASA	6,805	273,090
Gjensidige Forsikring ASA	1,532	42,927
Kongsberg Gruppen ASA	3,547	118,684
Kongsberg Maritime AS(a)	3,547	23,247
Mowi ASA	3,615	80,145
Norsk Hydro ASA	10,533	116,248
Orkla ASA	6,067	74,784
Telenor ASA	5,077	83,569
Var Energi ASA	7,457	37,773
Vend Marketplaces ASA	1,500	41,253
Yara International ASA	1,314	76,446
		1,269,148
Portugal - 0.1%
EDP SA	24,299	132,412
Galp Energia SGPS SA	3,366	78,852
Jeronimo Martins SGPS SA	2,233	53,621
		264,885
Singapore - 1.3%
DBS Group Holdings Ltd.	15,916	731,526
Grab Holdings Ltd. - Class A(a)	23,027	87,963
Oversea-Chinese Banking Corp. Ltd.	30,484	524,513
Sea Ltd. - ADR(a)	2,997	254,385
Singapore Airlines Ltd.	11,618	57,414
Singapore Technologies Engineering Ltd.	12,341	103,941
Singapore Telecommunications Ltd.	57,275	206,546
United Overseas Bank Ltd.	11,579	328,866
Wilmar International Ltd.	21,177	60,064
		2,355,218
South Korea - 8.3%
Alteogen, Inc.	345	85,715
Celltrion, Inc.	1,267	171,274

The accompanying notes are an integral part of these financial statements.

56

PACER TRENDPILOT® INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
South Korea - (Continued)
Doosan Enerbility Co. Ltd.(a)	3,602	$308,667
Ecopro BM Co. Ltd.	426	59,167
Hana Financial Group, Inc.	2,245	193,592
Hanwha Aerospace Co. Ltd.	266	254,128
Hanwha Ocean Co. Ltd.(a)	1,063	94,460
HD Hyundai Electric Co. Ltd.	182	153,630
HD Hyundai Heavy Industries Co. Ltd.	262	121,002
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	369	114,815
HMM Co. Ltd.	2,510	34,692
Hyundai Mobis Co. Ltd.	481	137,827
Hyundai Motor Co.	1,084	388,082
Hyundai Rotem Co. Ltd.	575	104,091
Kakao Corp.	2,462	78,514
KB Financial Group, Inc.	2,861	309,594
Kia Corp.	1,969	201,520
Korea Electric Power Corp.	2,071	60,809
Korea Zinc Co. Ltd.	90	95,813
Krafton, Inc.	237	42,344
KT&G Corp.	802	96,411
LG Chem Ltd.	370	99,036
LG Corp.	721	48,174
LG Electronics, Inc.	843	80,083
LG Energy Solution Ltd.(a)	340	105,562
Meritz Financial Group, Inc.(a)	607	45,713
NAVER Corp.	1,138	161,892
POSCO Future M Co. Ltd.	286	48,592
POSCO Holdings, Inc.	606	188,762
Samsung Biologics Co. Ltd.(a)(b)	96	95,146
Samsung C&T Corp.	712	143,293
Samsung Electronics Co. Ltd.	39,719	5,904,827
Samsung Fire & Marine Insurance Co. Ltd.	267	82,987
Samsung Heavy Industries Co. Ltd.(a)	5,820	126,940
Samsung Life Insurance Co. Ltd.	855	143,826
Samsung SDI Co. Ltd.(a)	493	231,011
Shinhan Financial Group Co. Ltd.	3,720	250,558
SK Hynix, Inc.	4,352	3,773,376
SK Innovation Co. Ltd.(a)	572	56,382
SK Square Co. Ltd.(a)	714	404,850
Woori Financial Group, Inc.	5,447	122,477
		15,219,634
Spain - 2.7%
Aena SME SA(b)	5,928	161,690
Amadeus IT Holding SA	3,616	207,953
Banco Bilbao Vizcaya Argentaria SA	45,712	1,009,158
Banco Santander SA	116,979	1,425,100
CaixaBank SA	29,792	379,026
Iberdrola SA	49,383	1,156,273
Industria de Diseno Textil SA	8,873	526,731
		4,865,931

	Shares	Value
Sweden - 2.8%
Alfa Laval AB	2,334	$138,532
Assa Abloy AB - Class B	8,000	304,481
Atlas Copco AB - Class A	20,163	380,428
Atlas Copco AB - Class B	12,590	211,157
Epiroc AB	5,050	144,180
Epiroc AB - Class B(a)	3,152	77,906
EQT AB	2,987	95,957
Essity AB - Class B	4,760	126,054
Evolution AB(b)	1,171	81,476
H & M Hennes & Mauritz AB - Class B	3,866	68,922
Hexagon AB - Class B	16,956	182,255
Industrivarden AB - Class A	1,088	57,365
Industrivarden AB - Class C	1,261	65,845
Investment AB Latour - Class B	1,146	26,041
Investor AB(a)	14,470	583,016
L E Lundbergforetagen AB - Class B	588	33,881
Saab AB	2,535	153,757
Sandvik AB	8,600	356,845
Skandinaviska Enskilda Banken AB - Class A	12,211	239,584
Skandinaviska Enskilda Banken AB - Class C	161	3,240
Spotify Technology SA(a)	1,237	552,382
Svenska Handelsbanken AB - Class A	12,549	177,441
Svenska Handelsbanken AB - Class B	284	6,835
Swedbank AB - Class A	7,304	256,078
Telefonaktiebolaget LM Ericsson - Class B	23,577	276,686
Volvo AB - Class A	1,541	53,210
Volvo AB - Class B	12,671	437,932
		5,091,486
Switzerland - 7.4%
ABB Ltd.	12,295	1,234,299
Alcon AG	3,954	294,621
Cie Financiere Richemont SA	4,266	810,778
Givaudan SA	64	228,118
Glencore PLC	75,501	583,345
Holcim AG	4,006	371,607
Lonza Group AG	554	339,767
Nestle SA	20,561	2,080,178
Novartis AG	15,176	2,251,102
Roche Holding AG	228	95,303
Roche Holding AG	5,600	2,281,999
Schindler Holding AG	327	114,420
Schindler Holding AG	167	55,998
Sika AG	1,271	233,753
STMicroelectronics NV	5,218	281,679
Swiss Re AG	2,372	382,355

The accompanying notes are an integral part of these financial statements.

57

PACER TRENDPILOT® INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Switzerland - (Continued)
UBS Group AG	24,154	$1,066,504
Zurich Insurance Group AG	1,218	847,697
		13,553,523
United Kingdom - 11.1%
3i Group PLC	8,168	284,756
Anglo American PLC	9,328	455,244
ARM Holdings PLC - ADR(a)(c)	1,112	233,876
AstraZeneca PLC	12,363	2,346,462
BAE Systems PLC	23,722	659,312
Barclays PLC	110,606	649,362
BP PLC	125,249	994,984
British American Tobacco PLC	15,724	924,966
Coca-Cola Europacific Partners PLC	1,684	159,256
Compass Group PLC	13,555	382,929
Diageo PLC	17,640	353,093
GSK PLC	32,502	852,918
Haleon PLC	70,568	326,486
HSBC Holdings PLC	136,969	2,514,270
Imperial Brands PLC	5,968	227,468
Lloyds Banking Group PLC	468,525	635,568
London Stock Exchange Group PLC	3,594	467,045
National Grid PLC	39,387	703,284
NatWest Group PLC	63,652	506,867
Reckitt Benckiser Group PLC	5,161	328,522
RELX PLC	14,458	527,648
Rio Tinto PLC	8,537	853,595
Rolls-Royce Holdings PLC	67,492	1,085,544
Shell PLC	45,258	2,048,308
Standard Chartered PLC	14,808	375,353
Tesco PLC	51,206	335,885
Unilever PLC	17,312	1,012,256
Verisure PLC(a)	1,834	22,666
		20,267,923
United States - 0.2%
Brookfield Asset Management Ltd. - Class A	3,023	145,236
JFrog Ltd.(a)	829	38,499
Restaurant Brands International, Inc.	2,762	222,875
		406,610
TOTAL COMMON STOCKS (Cost $144,412,144)		180,386,044

	Shares	Value
PREFERRED STOCKS - 0.6%
Germany - 0.1%
Bayerische Motoren Werke AG, 0.00%	441	$40,190
Dr Ing hc F Porsche AG, 0.00%	881	42,652
Volkswagen AG, 0.00%	1,630	164,944
		247,786
South Korea - 0.5%
Hyundai Motor Co.
0.00%	281	46,985
0.00%	171	28,707
0.00%	19	3,094
LG Chem Ltd., 0.00%	61	7,678
LG Corp., 0.00%	24	1,154
LG Electronics, Inc., 0.00%	138	5,610
Samsung C&T Corp., 0.00%	12	1,540
Samsung Electronics Co. Ltd., 0.00%	6,581	702,382
Samsung Fire & Marine Insurance Co. Ltd., 0.00%	21	5,274
Samsung SDI Co. Ltd., 0.00% (a)	12	2,864
		805,288
TOTAL PREFERRED STOCKS (Cost $567,029)		1,053,074
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Australia - 0.3%
Goodman Group	16,305	347,232
Scentre Group	42,076	112,385
		459,617
Singapore - 0.0%(d)
CapitaLand Integrated Commercial Trust	46,642	86,483
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $512,732)		546,100
	Contracts
WARRANTS - 0.0%(d)
Canada - 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(e)	162	0
TOTAL WARRANTS (Cost $0)		0
The accompanying notes are an integral part of these financial statements.

58

PACER TRENDPILOT® INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0%(d)
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(f)	59,862	$59,862
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $59,862)		59,862
TOTAL INVESTMENTS - 99.7% (Cost $145,551,767)		$182,045,080
Other Assets in Excess of Liabilities - 0.3%		596,352
TOTAL NET ASSETS - 100.0%		$182,641,432

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $826,656 or 0.5% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $59,370.
(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2026.

(f)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

59

PACER TRENDPILOT® US BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Par	Value
CORPORATE BONDS - 98.3%
Communication Services - 18.3%
Altice Financing SA
5.00%, 01/15/2028(a)	$90,000	$66,537
5.75%, 08/15/2029(a)	180,000	132,128
Altice France Lux 3 / Altice Holdings 1, 10.00%, 01/15/2033(a)	90,000	88,821
Altice France SA
9.50%, 11/01/2029(a)	40,000	40,824
6.88%, 10/15/2030(a)	75,000	73,683
6.50%, 04/15/2032(a)	170,000	167,089
6.88%, 07/15/2032(a)	135,000	132,778
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(a)	200,000	198,091
APLD ComputeCo LLC, 9.25%, 12/15/2030(a)	200,000	214,850
Arches Buyer, Inc.
4.25%, 06/01/2028(a)	80,000	78,144
6.13%, 12/01/2028(a)(b)	145,000	140,990
Bell Telephone Co. of Canada or Bell Canada
6.88% to 09/15/2030 then 5 yr. CMT Rate + 2.39%, 09/15/2055	85,000	87,330
7.00% to 09/15/2035 then 5 yr. CMT Rate + 2.36%, 09/15/2055	110,000	114,068
Black Pearl Compute LLC, 6.13%, 02/15/2031(a)	150,000	152,321
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027(a)	85,000	84,912
5.00%, 02/01/2028(a)	215,000	212,525
5.38%, 06/01/2029(a)	130,000	127,976
6.38%, 09/01/2029(a)	130,000	130,254
4.75%, 03/01/2030(a)	240,000	227,073
4.50%, 08/15/2030(a)	215,000	200,377
4.25%, 02/01/2031(a)	235,000	212,933
7.38%, 03/01/2031(a)	95,000	95,987
4.75%, 02/01/2032(a)	100,000	89,731
4.50%, 05/01/2032	250,000	219,197
7.00%, 02/01/2033(a)(b)	155,000	152,883
4.50%, 06/01/2033(a)	150,000	128,919
4.25%, 01/15/2034(a)(b)	175,000	146,907
7.38%, 02/01/2036(a)(b)	110,000	107,478
Cipher Compute LLC, 7.13%, 11/15/2030(a)	150,000	155,518
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/2028(a)	80,000	80,576
7.50%, 06/01/2029(a)	80,000	80,101
7.88%, 04/01/2030(a)	80,000	83,185
7.13%, 02/15/2031(a)	90,000	93,574
7.50%, 03/15/2033(a)	85,000	89,060
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 07/01/2032(a)(b)	50,000	46,503

	Par	Value
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029(a)	$170,000	$179,281
Connect Holding II LLC, 10.50%, 04/03/2031(a)	195,000	198,647
CSC Holdings LLC
5.38%, 02/01/2028(a)	90,000	66,465
7.50%, 04/01/2028(a)	100,000	53,798
11.25%, 05/15/2028(a)	90,000	73,955
11.75%, 01/31/2029(a)	180,000	128,813
6.50%, 02/01/2029(a)	165,000	102,118
5.75%, 01/15/2030(a)	275,000	97,427
4.13%, 12/01/2030(a)	110,000	64,048
3.38%, 02/15/2031(a)	115,000	66,384
4.50%, 11/15/2031(a)	120,000	69,580
Directv Financing LLC
8.88%, 02/01/2030(a)	140,000	142,392
8.88%, 02/01/2030(a)	75,000	76,305
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027(a)	155,000	154,318
10.00%, 02/15/2031(a)	180,000	187,279
Discovery Communications LLC
3.95%, 03/20/2028	185,000	181,898
3.63%, 05/15/2030	140,000	131,049
DISH DBS Corp.
7.38%, 07/01/2028	100,000	97,772
5.75%, 12/01/2028(a)	215,000	211,165
5.13%, 06/01/2029	120,000	110,329
DISH Network Corp., 11.75%, 11/15/2027(a)	300,000	309,686
EchoStar Corp.
10.75%, 11/30/2029	460,000	498,912
6.75% (or 6.75% PIK), 11/30/2030	175,000	177,639
Edged Compute LLC, 7.50%, 04/30/2031(a)	100,000	98,097
EW Scripps Co., 9.88%, 08/15/2030(a)	95,000	94,904
Fibercop SpA
6.38%, 11/15/2033(a)	40,000	39,934
7.72%, 06/04/2038(a)	40,000	40,001
Flash Compute LLC, 7.25%, 12/31/2030(a)	105,000	107,118
Getty Images, Inc., 11.25%, 02/21/2030(a)	90,000	80,158
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 03/01/2029(a)	60,000	56,060
Gray Media, Inc.
10.50%, 07/15/2029(a)	100,000	106,148
4.75%, 10/15/2030(a)	85,000	67,948
5.38%, 11/15/2031(a)	115,000	89,817
9.63%, 07/15/2032(a)	80,000	81,333
7.25%, 08/15/2033(a)	75,000	76,325

The accompanying notes are an integral part of these financial statements.

60

PACER TRENDPILOT® US BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Communication Services - (Continued)
iHeartCommunications, Inc.
9.13%, 05/01/2029(a)	$65,000	$64,938
7.75%, 08/15/2030(a)	115,000	111,277
Iliad Holding SAS
7.00%, 10/15/2028(a)	80,000	80,456
8.50%, 04/15/2031(a)	80,000	84,710
7.00%, 04/15/2032(a)	75,000	76,135
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027(a)	125,000	84,784
Level 3 Financing, Inc.
6.88%, 06/30/2033(a)	150,000	154,957
7.00%, 03/31/2034(a)	185,000	192,267
8.50%, 01/15/2036(a)	165,000	176,847
Live Nation Entertainment, Inc.
6.50%, 05/15/2027(a)	110,000	110,060
4.75%, 10/15/2027(a)	105,000	104,541
Match Group Holdings II LLC, 6.13%, 09/15/2033(a)	55,000	54,384
McGraw-Hill Education, Inc.
5.75%, 08/01/2028(a)	100,000	98,969
8.00%, 08/01/2029(a)	60,000	60,081
7.38%, 09/01/2031(a)	50,000	51,644
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(a)	440,000	440,075
Neptune Bidco US, Inc.
9.29%, 04/15/2029(a)	225,000	227,778
10.38%, 05/15/2031(a)	115,000	118,745
9.50%, 02/15/2033(a)	120,000	120,068
Nexstar Media, Inc.
4.75%, 11/01/2028(a)	80,000	78,727
6.50%, 09/15/2033(a)	275,000	277,245
7.25%, 04/15/2034(a)	130,000	130,936
Optics Bidco SpA, 7.20%, 07/18/2036(a)	40,000	40,050
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 08/15/2027(a)	130,000	129,772
Paramount Global
4.95%, 01/15/2031	95,000	89,699
4.20%, 05/19/2032	115,000	100,353
ROBLOX Corp., 3.88%, 05/01/2030(a)	80,000	75,846
Rogers Communications, Inc.
7.00% to 04/15/2030 then 5 yr. CMT Rate + 2.65%, 04/15/2055	95,000	96,983
7.13% to 04/15/2035 then 5 yr. CMT Rate + 2.62%, 04/15/2055	90,000	92,968
6.88% to 07/31/2031 then 5 yr. CMT Rate + 2.84%, 07/31/2056	75,000	76,132
Shutterfly Finance LLC, 9.75%, 10/01/2027(a)	0	0
Sinclair Television Group, Inc., 8.13%, 02/15/2033(a)	155,000	160,587

	Par	Value
Sirius XM Radio LLC
5.00%, 08/01/2027(a)	$20,000	$19,925
4.00%, 07/15/2028(a)	175,000	170,092
5.50%, 07/01/2029(a)	110,000	109,145
4.13%, 07/01/2030(a)	130,000	120,900
3.88%, 09/01/2031(a)	130,000	117,639
5.88%, 04/15/2032(a)	110,000	108,239
Snap, Inc.
6.88%, 03/01/2033(a)	140,000	136,428
6.88%, 03/15/2034(a)	75,000	72,493
Stagwell Global LLC, 5.63%, 08/15/2029(a)	140,000	133,146
Sunrise FinCo I BV, 4.88%, 07/15/2031(a)	110,000	105,691
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(a)	330,000	324,487
TELUS Corp.
6.63% to 10/15/2030 then 5 yr. CMT Rate + 2.77%, 10/15/2055	50,000	50,596
7.00% to 10/15/2035 then 5 yr. CMT Rate + 2.71%, 10/15/2055	75,000	77,599
6.38% to 06/09/2031 then 5 yr. CMT Rate + 2.69%, 06/09/2056	75,000	74,958
6.63% to 06/09/2036 then 5 yr. CMT Rate + 2.52%, 06/09/2056	30,000	29,800
Uniti Services LLC, 7.50%, 10/15/2033(a)	120,000	126,455
Univision Communications, Inc.
8.00%, 08/15/2028(a)	125,000	128,679
4.50%, 05/01/2029(a)	100,000	95,418
7.38%, 06/30/2030(a)	90,000	89,880
8.50%, 07/31/2031(a)	125,000	126,927
9.38%, 08/01/2032(a)	130,000	134,429
8.88%, 04/15/2033(a)	110,000	110,625
Versant Media Group, Inc., 7.25%, 01/30/2031(a)	75,000	77,590
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	80,000	67,120
Virgin Media Secured Finance PLC
5.50%, 05/15/2029(a)	125,000	120,459
4.50%, 08/15/2030(a)	80,000	71,016
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031(a)	125,000	107,824
4.75%, 07/15/2031(a)	130,000	112,622
7.75%, 04/15/2032(a)	75,000	72,975
6.75%, 01/15/2033(a)	65,000	59,453
Vodafone Group PLC
7.00% to 04/04/2029 then 5 yr. Swap Rate USD + 4.87%, 04/04/2079	150,000	156,054
4.13% to 06/04/2031 then 5 yr. CMT Rate + 2.77%, 06/04/2081	85,000	78,991
VZ Secured Financing BV
5.00%, 01/15/2032(a)	135,000	118,510
7.50%, 01/15/2033(a)	100,000	96,856

The accompanying notes are an integral part of these financial statements.

61

PACER TRENDPILOT® US BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Communication Services - (Continued)
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	$130,000	$126,416
4.28%, 03/15/2032	270,000	244,109
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031(a)	190,000	201,017
WULF Compute LLC, 7.75%, 10/15/2030(a)	255,000	268,110
Zayo Group Holdings, Inc.
9.25% (or .50% PIK), 03/09/2030(a)	67,728	67,773
13.75% (or 1.88% PIK), 09/09/2030(a)	85,000	83,659
Ziggo BV, 4.88%, 01/15/2030(a)	90,000	84,798
		17,211,343
Consumer Discretionary - 18.5%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028(a)	195,000	191,289
4.38%, 01/15/2028(a)	65,000	64,231
3.50%, 02/15/2029(a)	75,000	72,182
6.13%, 06/15/2029(a)	100,000	101,767
4.00%, 10/15/2030(a)	250,000	237,830
Adient Global Holdings Ltd., 7.50%, 02/15/2033(a)	75,000	76,562
Advance Auto Parts, Inc.
7.00%, 08/01/2030(a)	90,000	92,712
7.38%, 08/01/2033(a)	75,000	77,360
Allied Universal Holdco LLC, 7.88%, 02/15/2031(a)	200,000	209,599
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.00%, 06/01/2029(a)(b)	150,000	148,777
6.88%, 06/15/2030(a)	90,000	92,664
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/2028(a)	100,000	98,478
4.63%, 06/01/2028(a)	75,000	73,824
American Airlines, Inc., 7.25%, 02/15/2028(a)	75,000	75,952
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(a)	260,000	259,998
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032(a)	75,000	74,817
7.75%, 10/15/2033(a)(b)	110,000	107,450
Aramark Services, Inc., 5.00%, 02/01/2028(a)	150,000	149,488
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(a)	150,000	145,959

	Par	Value
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029(a)	$115,000	$91,439
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.25%, 01/15/2030(a)	90,000	92,474
8.38%, 06/15/2032(a)	45,000	45,221
Bath & Body Works, Inc., 6.63%, 10/01/2030(a)	85,000	86,122
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033(a)	195,000	213,707
Belron UK Finance PLC, 5.75%, 10/15/2029(a)	90,000	90,843
Boyd Gaming Corp.
4.75%, 12/01/2027	185,000	184,043
4.75%, 06/15/2031(a)	80,000	77,087
Brightstar Lottery PLC, 5.25%, 01/15/2029(a)	75,000	74,673
Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 5.75%, 01/15/2033(a)	75,000	73,473
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.88%, 02/15/2030(a)	75,000	70,076
Caesars Entertainment, Inc.
4.63%, 10/15/2029(a)(b)	100,000	96,649
7.00%, 02/15/2030(a)	175,000	177,434
6.50%, 02/15/2032(a)	130,000	126,332
6.00%, 10/15/2032(a)	95,000	85,239
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(a)	120,000	77,368
Carvana Co.
9.00% (or 13.00% PIK), 06/01/2030(a)	120,000	124,758
9.00% (or 14.00% PIK), 06/01/2031(a)	135,000	149,189
Century Communities, Inc.
3.88%, 08/15/2029(a)	75,000	70,830
6.63%, 09/15/2033(a)	75,000	74,672
Churchill Downs, Inc.
4.75%, 01/15/2028(a)	75,000	74,207
5.75%, 04/01/2030(a)	100,000	99,827
6.75%, 05/01/2031(a)	50,000	51,047
Cinemark USA, Inc., 5.25%, 07/15/2028(a)	75,000	74,691
Clarios Global LP / Clarios US Finance Co.
6.75%, 05/15/2028(a)	75,000	76,248
6.75%, 02/15/2030(a)	85,000	87,841
6.75%, 09/15/2032(a)	100,000	102,100
Clarivate Science Holdings Corp.
3.88%, 07/01/2028(a)	85,000	82,048
4.88%, 07/01/2029(a)	110,000	99,638
Cooper-Standard Automotive, Inc., 9.25%, 03/01/2031(a)	95,000	91,797

The accompanying notes are an integral part of these financial statements.

62

PACER TRENDPILOT® US BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Discretionary - (Continued)
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl
6.13%, 04/15/2031(a)	$75,000	$75,688
6.38%, 04/15/2034(a)	75,000	74,930
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029(a)	85,000	82,584
6.75%, 01/15/2030(a)	95,000	92,245
Forvia SE, 8.00%, 06/15/2030(a)	40,000	42,129
FXI Holdings, Inc., 11.00%, 11/15/2030(a)(b)	125,000	105,764
Gap, Inc.
3.63%, 10/01/2029(a)	95,000	89,510
3.88%, 10/01/2031(a)	75,000	68,513
Garda World Security Corp.
6.00%, 06/01/2029(a)	40,000	39,181
6.50%, 01/15/2031(a)	50,000	51,030
8.25%, 08/01/2032(a)	75,000	76,777
8.38%, 11/15/2032(a)	75,000	77,342
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.50%, 08/15/2029(a)	45,000	45,528
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029(b)	75,000	71,799
6.63%, 07/15/2030(b)	40,000	39,610
5.25%, 04/30/2031	40,000	36,410
5.25%, 07/15/2031	50,000	45,414
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)	110,000	107,088
Hertz Corp., 12.63%, 07/15/2029(a)	130,000	122,508
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/2029(a)	95,000	96,263
3.75%, 05/01/2029(a)	75,000	72,364
4.88%, 01/15/2030	85,000	84,307
4.00%, 05/01/2031(a)	95,000	90,095
3.63%, 02/15/2032(a)	130,000	119,158
5.88%, 03/15/2033(a)	85,000	85,974
5.75%, 09/15/2033(a)	85,000	85,617
5.50%, 03/31/2034(a)	85,000	84,424
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/2029(a)	95,000	91,765
6.63%, 01/15/2032(a)	90,000	90,897
IHO Verwaltungs GmbH
8.00% (or 8.75% PIK), 11/15/2032(a)	75,000	77,741
7.38% (or 8.13% PIK), 05/15/2033(a)	75,000	76,348
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031(a)(b)	200,000	185,607
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027(a)	90,000	89,880

	Par	Value
LBM Acquisition LLC
6.25%, 01/15/2029(a)(b)	$100,000	$69,137
9.50%, 06/15/2031(a)	85,000	74,108
LCM Investments Holdings II LLC
4.88%, 05/01/2029(a)	80,000	78,271
8.25%, 08/01/2031(a)	100,000	104,535
Light & Wonder International, Inc.
7.50%, 09/01/2031(a)	45,000	46,894
6.25%, 10/01/2033(a)	90,000	89,389
Lithia Motors, Inc.
3.88%, 06/01/2029(a)	100,000	95,855
5.50%, 10/01/2030(a)	90,000	89,547
Macy’s Retail Holdings LLC, 7.38%, 08/01/2033(a)	95,000	98,479
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(a)	75,000	72,012
Mattamy Group Corp., 4.63%, 03/01/2030(a)	45,000	42,956
Melco Resorts Finance Ltd.
5.75%, 07/21/2028(a)	75,000	74,544
5.38%, 12/04/2029(a)	100,000	97,697
7.63%, 04/17/2032(a)	50,000	51,534
6.50%, 09/24/2033(a)	40,000	39,575
MGM Resorts International
4.75%, 10/15/2028	75,000	74,328
6.13%, 09/15/2029	75,000	75,922
6.50%, 04/15/2032	50,000	50,648
Michaels Cos., Inc.
8.50%, 03/15/2033(a)	175,000	172,853
11.00%, 03/15/2034(a)	70,000	67,561
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032(a)	55,000	54,247
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC
8.25%, 04/15/2030(a)	75,000	77,988
11.88%, 04/15/2031(a)	75,000	80,475
Motion Finco Sarl, 8.38%, 02/15/2032(a)	75,000	61,556
Muvico LLC, 15.00% (or 9.00% PIK), 02/19/2029(a)	100,000	104,327
NCL Corp. Ltd.
5.88%, 01/15/2031(a)	100,000	97,345
6.75%, 02/01/2032(a)	155,000	154,197
6.25%, 09/15/2033(a)	75,000	72,581
Newell Brands, Inc.
6.38%, 09/15/2027	25,000	25,245
8.50%, 06/01/2028(a)	95,000	99,190
6.63%, 09/15/2029	75,000	74,929
6.38%, 05/15/2030	75,000	73,357
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028(a)	75,000	76,813
5.63%, 09/29/2028(a)	75,000	74,645
6.13%, 09/30/2030(a)	110,000	108,368

The accompanying notes are an integral part of these financial statements.

63

PACER TRENDPILOT® US BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Discretionary - (Continued)
Nissan Motor Co. Ltd.
4.35%, 09/17/2027(a)	$150,000	$147,979
7.50%, 07/17/2030(a)	90,000	92,964
4.81%, 09/17/2030(a)	215,000	201,017
7.75%, 07/17/2032(a)	75,000	78,194
8.13%, 07/17/2035(a)	110,000	116,035
Park River Holdings, Inc., 8.00%, 03/15/2031(a)	100,000	100,363
Penn Entertainment, Inc., 6.75%, 04/01/2031(a)	75,000	74,380
PetSmart LLC / PetSmart Finance Corp.
7.50%, 09/15/2032(a)	170,000	171,841
10.00%, 09/15/2033(a)	95,000	96,015
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.88%, 09/01/2031(a)	115,000	67,016
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/2027(a)	115,000	112,634
Rakuten Group, Inc.
9.75%, 04/15/2029(a)	210,000	229,991
8.13% to 12/15/2029 then 5 yr. CMT Rate + 4.25%, Perpetual(a)	45,000	45,915
6.25% to 04/22/2031 then 5 yr. CMT Rate + 4.96%, Perpetual(a)	90,000	84,863
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(a)	100,000	98,895
Resorts World Las Vegas LLC / RWLV Capital, Inc., 4.63%, 04/16/2029(a)	125,000	112,097
Rivers Enterprise Borrower LLC, 6.25%, 10/15/2030(a)	50,000	50,901
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033(a)	45,000	45,878
Sabre Financial Borrower LLC, 11.13%, 06/15/2029(a)	120,000	122,940
Sabre GLBL, Inc., 10.75%, 11/15/2029(a)	150,000	130,373
Service Corp. International/US
5.13%, 06/01/2029	60,000	59,909
3.38%, 08/15/2030	75,000	69,694
4.00%, 05/15/2031	75,000	70,827
5.75%, 10/15/2032	75,000	75,632
Six Flags Entertainment Corp., 7.25%, 05/15/2031(a)	75,000	73,947
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada’s Wonderland Co., 6.63%, 05/01/2032(a)	75,000	76,262
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032(a)	90,000	91,513

	Par	Value
Somnigroup International, Inc.
4.00%, 04/15/2029(a)	$95,000	$91,718
3.88%, 10/15/2031(a)	75,000	69,261
Sonic Automotive, Inc., 4.63%, 11/15/2029(a)	55,000	53,729
Sotheby’s, 8.25%, 04/15/2031(a)	60,000	58,322
Staples, Inc., 10.75%, 09/01/2029(a)	235,000	224,967
Stena International SA, 7.25%, 01/15/2031(a)	100,000	101,684
Studio City Finance Ltd., 5.00%, 01/15/2029(a)	95,000	90,304
Taylor Morrison Communities, Inc., 5.75%, 11/15/2032(a)	75,000	75,787
Tenneco, Inc., 8.00%, 11/17/2028(a)	210,000	212,190
TKC Holdings, Inc.
8.50%, 08/15/2030(a)	95,000	97,290
12.00%, 02/15/2031(a)	75,000	77,987
TopBuild Corp., 5.63%, 01/31/2034(a)	75,000	75,971
Travel + Leisure Co., 4.50%, 12/01/2029(a)	55,000	53,088
Vail Resorts, Inc., 6.50%, 05/15/2032(a)	45,000	45,864
Veritiv Operating Co., 10.50%, 11/30/2030(a)	120,000	126,337
VF Corp., 2.95%, 04/23/2030	55,000	49,906
Viking Cruises Ltd.
9.13%, 07/15/2031(a)	75,000	78,809
5.88%, 10/15/2033(a)	150,000	150,390
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030(a)(b)	80,000	74,658
Voyager Parent LLC, 9.25%, 07/01/2032(a)	165,000	175,496
Wand NewCo 3, Inc., 7.63%, 01/30/2032(a)	145,000	150,840
Wayfair LLC
7.25%, 10/31/2029(a)	85,000	87,096
7.75%, 09/15/2030(a)	60,000	62,221
6.75%, 11/15/2032(a)	75,000	75,784
Whirlpool Corp.
6.13%, 06/15/2030	75,000	73,327
6.50%, 06/15/2033(b)	50,000	47,854
Williams Scotsman, Inc.
6.63%, 06/15/2029(a)	40,000	41,020
6.63%, 04/15/2030(a)	35,000	35,993
Wyndham Hotels & Resorts, Inc., 5.63%, 03/01/2033(a)	50,000	49,453
Wynn Macau Ltd.
5.50%, 10/01/2027(a)	75,000	74,739
5.63%, 08/26/2028(a)	115,000	114,282
5.13%, 12/15/2029(a)	95,000	92,849
6.75%, 02/15/2034(a)	125,000	125,207
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.13%, 10/01/2029(a)	75,000	74,345
7.13%, 02/15/2031(a)	90,000	95,557
6.25%, 03/15/2033(a)	75,000	75,298

The accompanying notes are an integral part of these financial statements.

64

PACER TRENDPILOT® US BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Discretionary - (Continued)
Yum! Brands, Inc.
4.75%, 01/15/2030(a)	$75,000	$74,158
3.63%, 03/15/2031	90,000	83,883
4.63%, 01/31/2032	95,000	91,411
5.38%, 04/01/2032	85,000	85,069
ZF North America Capital, Inc.
6.88%, 04/14/2028(a)	50,000	51,099
7.13%, 04/14/2030(a)	50,000	50,129
6.75%, 04/23/2030(a)	75,000	74,051
7.50%, 03/24/2031(a)	130,000	130,173
6.88%, 04/23/2032(a)	75,000	73,428
		17,418,709
Consumer Staples - 3.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(a)	160,000	161,866
3.50%, 03/15/2029(a)	115,000	109,686
4.88%, 02/15/2030(a)	85,000	83,169
5.50%, 03/31/2031(a)	75,000	74,521
5.63%, 03/31/2032(a)	100,000	98,720
6.25%, 03/15/2033(a)	50,000	50,409
5.75%, 03/31/2034(a)	150,000	146,062
B&G Foods, Inc., 8.00%, 09/15/2028(a)	100,000	98,916
Chobani LLC / Chobani Finance Corp., Inc., 6.38%, 04/15/2034(a)	75,000	76,574
Darling Ingredients, Inc., 6.00%, 06/15/2030(a)	145,000	145,986
Edgewell Personal Care Co., 5.50%, 06/01/2028(a)	85,000	84,787
Energizer Holdings, Inc., 4.38%, 03/31/2029(a)	65,000	62,493
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/2029(a)(b)	75,000	70,445
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(a)	90,000	94,109
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/2031(a)	80,000	48,730
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030(a)	75,000	71,726
Opal Bidco SAS, 6.50%, 03/31/2032(a)	95,000	96,786
Performance Food Group, Inc.
4.25%, 08/01/2029(a)	80,000	77,461
6.13%, 09/15/2032(a)	85,000	86,213
5.63%, 03/01/2034(a)	90,000	88,125
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032(b)	60,000	56,495
Pilgrim’s Pride Corp.
4.25%, 04/15/2031	85,000	81,704
3.50%, 03/01/2032	80,000	73,017

	Par	Value
Post Holdings, Inc.
4.63%, 04/15/2030(a)	$120,000	$116,315
4.50%, 09/15/2031(a)	85,000	79,816
6.25%, 02/15/2032(a)	85,000	86,738
6.38%, 03/01/2033(a)	100,000	99,938
6.25%, 10/15/2034(a)	100,000	98,748
6.50%, 03/15/2036(a)	115,000	114,319
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
6.25%, 04/01/2029(a)	75,000	75,096
4.38%, 04/30/2029(a)	55,000	53,625
US Foods, Inc., 4.75%, 02/15/2029(a)	180,000	177,667
		2,940,262
Energy - 10.7%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029(a)	95,000	99,182
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029(a)	90,000	89,853
6.63%, 02/01/2032(a)	75,000	76,987
5.75%, 10/15/2033(a)	75,000	74,957
5.75%, 07/01/2034(a)	45,000	44,951
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032(a)	75,000	77,117
Archrock Services LP / Archrock Partners Finance Corp., 6.00%, 02/01/2034(a)	75,000	75,330
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
6.63%, 10/15/2032(a)	75,000	77,003
6.63%, 07/15/2033(a)	40,000	41,121
Buckeye Partners LP, 6.88%, 07/01/2029(a)	45,000	46,430
California Resources Corp.
8.25%, 06/15/2029(a)	40,000	41,652
7.00%, 01/15/2034(a)	75,000	76,515
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 02/15/2031(a)	100,000	105,946
Caturus Energy LLC, 7.13%, 05/15/2031(a)	50,000	50,129
Chord Energy Corp.
6.00%, 10/01/2030(a)	75,000	76,485
6.75%, 03/15/2033(a)	75,000	77,989
CITGO Petroleum Corp., 8.38%, 01/15/2029(a)	190,000	195,814
CNX Resources Corp., 7.25%, 03/01/2032(a)	45,000	46,844
Comstock Resources, Inc.
6.75%, 03/01/2029(a)	90,000	89,861
5.88%, 01/15/2030(a)	95,000	91,869
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031(a)	120,000	118,665

The accompanying notes are an integral part of these financial statements.

65

PACER TRENDPILOT® US BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Crescent Energy Finance LLC
7.63%, 04/01/2032(a)	$95,000	$97,875
7.88%, 04/15/2032(a)	85,000	88,072
7.38%, 01/15/2033(a)	85,000	86,904
8.38%, 01/15/2034(a)	75,000	79,242
CVR Energy, Inc., 7.50%, 02/15/2031(a)	80,000	80,996
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.63%, 03/15/2029(a)	145,000	151,104
7.38%, 06/30/2033(a)	50,000	51,585
EG Global Finance PLC, 12.00%, 11/30/2028(a)	95,000	101,349
Energean Israel Finance Ltd.
5.88%, 03/30/2031(a)	100,000	95,820
8.50%, 09/30/2033(a)	120,000	127,302
Energy Transfer LP
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	75,000	79,605
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	100,000	100,100
6.75% to 02/15/2036 then 5 yr. CMT Rate + 2.48%, 02/15/2056	75,000	76,006
Genesis Energy LP / Genesis Energy Finance Corp.
7.88%, 05/15/2032	50,000	52,364
8.00%, 05/15/2033(b)	75,000	78,958
6.75%, 03/15/2034	75,000	75,652
Harvest Midstream I LP, 7.50%, 09/01/2028(a)	100,000	100,705
Hess Midstream Operations LP
5.88%, 03/01/2028(a)	165,000	166,480
4.25%, 02/15/2030(a)	75,000	72,739
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029(a)	45,000	44,988
6.00%, 02/01/2031(a)	85,000	83,964
6.88%, 05/15/2034(a)	75,000	75,377
7.25%, 02/15/2035(a)	90,000	91,704
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032(a)	50,000	52,091
6.63%, 01/15/2034(a)	75,000	76,201
ITT Holdings LLC, 6.50%, 08/01/2029(a)	100,000	98,459
Kinetik Holdings LP
6.63%, 12/15/2028(a)	150,000	153,011
5.88%, 06/15/2030(a)	100,000	100,187
Kodiak Gas Services LLC
5.88%, 04/01/2031(a)	85,000	85,575
6.50%, 10/01/2033(a)	75,000	76,698
6.75%, 10/01/2035(a)	75,000	77,845

	Par	Value
Matador Resources Co.
6.50%, 04/15/2032(a)	$80,000	$81,573
6.25%, 04/15/2033(a)	75,000	76,172
6.00%, 04/15/2034(a)	75,000	75,240
Nabors Industries, Inc.
8.88%, 08/15/2031(a)	75,000	79,125
7.63%, 11/15/2032(a)(b)	75,000	78,249
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029(a)	100,000	103,652
8.38%, 02/15/2032(a)	110,000	115,349
Noble Finance II LLC, 8.00%, 04/15/2030(a)	70,000	72,743
Northern Oil & Gas, Inc., 7.88%, 10/15/2033(a)	75,000	77,663
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 02/15/2028	75,000	74,863
9.88%, 03/15/2030(a)	75,000	80,562
7.88%, 09/15/2030(a)	75,000	76,791
SM Energy Co.
6.75%, 08/01/2029(a)	75,000	76,881
8.63%, 11/01/2030(a)(b)	75,000	79,270
8.75%, 07/01/2031(a)	125,000	131,079
7.00%, 08/01/2032(a)	75,000	76,943
9.63%, 06/15/2033(a)	50,000	55,765
6.63%, 04/15/2034(a)	90,000	91,175
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 03/01/2035 then 5 yr. CMT Rate + 3.67%, 03/01/2055	45,000	47,505
Sunoco LP
7.00%, 05/01/2029(a)	160,000	164,323
4.50%, 10/01/2029(a)	60,000	58,548
4.63%, 05/01/2030(a)	65,000	63,206
5.63%, 03/15/2031(a)	85,000	85,278
7.25%, 05/01/2032(a)	95,000	99,416
6.25%, 07/01/2033(a)	85,000	86,800
5.88%, 03/15/2034(a)	80,000	79,767
Sunoco LP / Sunoco Finance Corp.
4.50%, 05/15/2029	150,000	147,268
4.50%, 04/30/2030	60,000	58,257
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 01/15/2028(a)	125,000	124,748
7.38%, 02/15/2029(a)	65,000	66,877
6.00%, 12/31/2030(a)	50,000	50,244
6.75%, 03/15/2034(a)	50,000	51,105
Transocean International Ltd.
8.25%, 05/15/2029(a)	70,000	72,711
8.75%, 02/15/2030(a)	33,500	35,132
8.50%, 05/15/2031(a)	75,000	79,352

The accompanying notes are an integral part of these financial statements.

66

PACER TRENDPILOT® US BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
USA Compression Partners LP / USA Compression Finance Corp.
7.13%, 03/15/2029(a)	$110,000	$113,490
6.25%, 10/01/2033(a)	75,000	75,687
Valaris Ltd., 8.38%, 04/30/2030(a)	95,000	98,939
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)	110,000	105,340
6.25%, 01/15/2030(a)	85,000	87,494
4.13%, 08/15/2031(a)	110,000	103,171
3.88%, 11/01/2033(a)	110,000	97,880
Venture Global LNG, Inc.
8.13%, 06/01/2028(a)	195,000	199,529
9.50%, 02/01/2029(a)	235,000	256,595
7.00%, 01/15/2030(a)(b)	130,000	133,881
8.38%, 06/01/2031(a)	195,000	203,229
9.88%, 02/01/2032(a)	175,000	187,845
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030(a)	150,000	154,685
7.50%, 05/01/2033(a)	110,000	122,093
6.50%, 01/15/2034(a)	150,000	157,137
6.50%, 06/15/2034(a)	110,000	114,687
7.75%, 05/01/2035(a)	110,000	123,531
6.75%, 01/15/2036(a)	150,000	159,356
WBI Operating LLC, 6.25%, 10/15/2030(a)	70,000	70,932
Weatherford International Ltd., 6.75%, 10/15/2033(a)	100,000	103,628
		9,996,419
Financials - 12.5%
Acrisure LLC / Acrisure Finance, Inc.
8.25%, 02/01/2029(a)	70,000	70,195
4.25%, 02/15/2029(a)	90,000	85,822
8.50%, 06/15/2029(a)	40,000	40,075
7.50%, 11/06/2030(a)	115,000	116,762
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.25%, 10/15/2027(a)	100,000	98,402
6.75%, 10/15/2027(a)	140,000	140,007
6.75%, 04/15/2028(a)	140,000	141,422
7.00%, 01/15/2031(a)	125,000	127,276
6.50%, 10/01/2031(a)	90,000	90,787
7.38%, 10/01/2032(a)	75,000	73,694
AmWINS Group, Inc.
6.38%, 02/15/2029(a)	75,000	75,676
4.88%, 06/30/2029(a)	75,000	72,498
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 04/15/2030(a)	75,000	75,081
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 9.75%, 04/15/2030(a)	40,000	42,789

	Par	Value
Ardonagh Finco Ltd., 7.75%, 02/15/2031(a)	$140,000	$142,757
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032(a)	140,000	138,915
Aretec Group, Inc., 10.00%, 08/15/2030(a)	75,000	79,328
Asurion LLC and Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032(a)	260,000	271,508
8.38%, 02/01/2034(a)	265,000	261,209
Azorra Finance Ltd.
7.75%, 04/15/2030(a)	85,000	88,056
7.25%, 01/15/2031(a)	110,000	112,518
Block, Inc.
5.63%, 08/15/2030(a)	110,000	110,028
3.50%, 06/01/2031	85,000	77,031
6.50%, 05/15/2032	195,000	198,603
6.00%, 08/15/2033(a)	95,000	94,942
Brandywine Operating Partnership LP, 8.88%, 04/12/2029	90,000	94,256
Burford Capital Global Finance LLC, 9.25%, 07/01/2031(a)	135,000	125,646
Coinbase Global, Inc.
3.38%, 10/01/2028(a)	100,000	95,805
3.63%, 10/01/2031(a)	85,000	74,490
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(a)	90,000	84,982
Credit Acceptance Corp., 6.63%, 03/15/2030(a)	90,000	89,605
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030(a)	75,000	73,621
Encore Capital Group, Inc.
8.50%, 05/15/2030(a)	110,000	117,225
6.63%, 04/15/2031(a)	75,000	75,875
FirstCash, Inc.
5.63%, 01/01/2030(a)	40,000	39,839
6.88%, 03/01/2032(a)	80,000	81,942
Focus Financial Partners LLC, 6.75%, 09/15/2031(a)	120,000	122,336
Freedom Mortgage Corp., 12.25%, 10/01/2030(a)	75,000	81,409
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029(a)	100,000	103,595
6.88%, 05/01/2031(a)	75,000	72,445
9.13%, 05/15/2031(a)	75,000	77,638
8.38%, 04/01/2032(a)	50,000	50,664
7.88%, 04/01/2033(a)	75,000	73,164
FS KKR Capital Corp., 6.88%, 08/15/2029	155,000	154,590
Global Atlantic Fin Co., 7.95% to 10/15/2029 then 5 yr. CMT Rate + 3.61%, 10/15/2054(a)	75,000	75,207

The accompanying notes are an integral part of these financial statements.

67

PACER TRENDPILOT® US BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
HA Sustainable Infrastructure Capital, Inc., 7.13% to 11/15/2031 then 5 yr. CMT Rate + 3.48%, 11/15/2056	$85,000	$85,708
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031(a)	90,000	90,273
8.13%, 02/15/2032(a)	125,000	119,277
HUB International Ltd.
7.25%, 06/15/2030(a)	260,000	268,397
7.38%, 01/31/2032(a)	155,000	158,919
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.25%, 05/15/2027	225,000	222,828
9.75%, 01/15/2029	100,000	100,404
10.00%, 11/15/2029(a)	125,000	125,787
9.00%, 06/15/2030	95,000	91,386
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(a)	80,000	77,180
Jane Street Group / JSG Finance, Inc.
7.13%, 04/30/2031(a)	160,000	165,400
6.13%, 11/01/2032(a)	150,000	150,655
6.75%, 05/01/2033(a)	175,000	179,517
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 08/15/2028(a)	80,000	76,691
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/2030(a)	60,000	61,794
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/2027	110,000	107,234
4.63%, 08/01/2029	110,000	90,910
3.50%, 03/15/2031	115,000	82,314
8.50%, 02/15/2032(a)	130,000	134,869
Navient Corp.
5.50%, 03/15/2029	85,000	81,443
11.50%, 03/15/2031	75,000	80,478
7.88%, 06/15/2032	75,000	72,279
NCR Atleos Corp., 9.50%, 04/01/2029(a)	115,000	122,360
OneMain Finance Corp.
6.63%, 01/15/2028	75,000	76,039
6.63%, 05/15/2029	80,000	81,290
5.38%, 11/15/2029	75,000	73,748
7.88%, 03/15/2030	75,000	78,129
6.13%, 05/15/2030	75,000	74,758
4.00%, 09/15/2030	75,000	69,054
7.50%, 05/15/2031	75,000	76,847
7.13%, 11/15/2031	75,000	76,035
6.75%, 03/15/2032	75,000	75,003
7.13%, 09/15/2032	75,000	76,074
6.50%, 03/15/2033	75,000	73,360
6.75%, 09/15/2033	90,000	88,562

	Par	Value
Osaic Holdings, Inc.
6.75%, 08/01/2032(a)	$90,000	$91,220
8.00%, 08/01/2033(a)	85,000	86,530
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	235,000	236,479
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028(a)	80,000	79,796
4.88%, 05/15/2029(a)	165,000	160,195
PennyMac Financial Services, Inc.
7.88%, 12/15/2029(a)	90,000	93,398
7.13%, 11/15/2030(a)	75,000	75,914
6.88%, 05/15/2032(a)	95,000	93,949
6.88%, 02/15/2033(a)	95,000	93,394
6.75%, 02/15/2034(a)	75,000	72,553
PRA Group, Inc., 8.88%, 01/31/2030(a)	75,000	77,562
RHP Hotel Properties LP / RHP Finance Corp.
4.50%, 02/15/2029(a)	80,000	78,425
6.50%, 04/01/2032(a)	80,000	82,133
6.50%, 06/15/2033(a)	50,000	51,468
Rithm Capital Corp.
8.00%, 04/01/2029(a)	100,000	100,396
8.00%, 07/15/2030(a)	35,000	35,009
Rocket Cos., Inc.
6.50%, 08/01/2029(a)	75,000	76,433
6.13%, 08/01/2030(a)	175,000	177,527
7.13%, 02/01/2032(a)	85,000	87,869
6.38%, 08/01/2033(a)	175,000	177,324
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.63%, 03/01/2029(a)	75,000	71,847
3.88%, 03/01/2031(a)	110,000	101,971
4.00%, 10/15/2033(a)	75,000	67,599
Ryan Specialty LLC, 5.88%, 08/01/2032(a)	100,000	99,846
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(a)	155,000	154,521
Starwood Property Trust, Inc., 6.50%, 07/01/2030(a)	140,000	143,648
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(a)	75,000	77,628
StoneX Group, Inc., 7.88%, 03/01/2031(a)	75,000	78,976
Synchrony Financial, 7.25%, 02/02/2033	110,000	113,988
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(a)	75,000	71,501
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 01/15/2030(a)	75,000	72,453

The accompanying notes are an integral part of these financial statements.

68

PACER TRENDPILOT® US BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
6.50%, 02/15/2029(a)(b)	$100,000	$98,186
8.63%, 06/15/2032(a)(b)	150,000	156,949
UWM Holdings LLC
6.63%, 02/01/2030(a)	80,000	76,845
6.25%, 03/15/2031(a)	100,000	92,715
		11,760,964
Health Care - 8.4%
1261229 BC Ltd., 10.00%, 04/15/2032(a)	480,000	495,660
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(a)	45,000	46,018
Adapthealth LLC, 5.13%, 03/01/2030(a)	50,000	48,612
Avantor Funding, Inc.
4.63%, 07/15/2028(a)	120,000	118,163
3.88%, 11/01/2029(a)	75,000	71,217
Bausch + Lomb Corp., 8.38%, 10/01/2028(a)	140,000	144,857
Bausch Health Cos., Inc.
4.88%, 06/01/2028(a)	110,000	103,527
11.00%, 09/30/2028(a)	95,000	98,703
6.25%, 02/15/2029(a)	190,000	140,143
CHS/Community Health Systems, Inc.
6.88%, 04/15/2029(a)	115,000	113,155
6.13%, 04/01/2030(a)	140,000	124,368
5.25%, 05/15/2030(a)	135,000	127,564
4.75%, 02/15/2031(a)	90,000	84,076
10.88%, 01/15/2032(a)	155,000	166,704
9.75%, 01/15/2034(a)	155,000	159,865
CVS Health Corp.
6.75% to 12/10/2034 then 5 yr. CMT Rate + 2.52%, 12/10/2054	50,000	51,741
7.00% to 03/10/2030 then 5 yr. CMT Rate + 2.89%, 03/10/2055	195,000	202,325
DaVita, Inc.
4.63%, 06/01/2030(a)	240,000	232,251
3.75%, 02/15/2031(a)	130,000	120,598
6.88%, 09/01/2032(a)	85,000	87,824
6.75%, 07/15/2033(a)	85,000	87,515
DENTSPLY SIRONA, Inc., 8.38% to 09/12/2030 then 5 yr. CMT Rate + 4.38%, 09/12/2055	75,000	75,275
Encompass Health Corp.
4.50%, 02/01/2028	95,000	94,241
4.75%, 02/01/2030	75,000	73,779
Endo Finance Holdings LP, 8.50%, 04/15/2031(a)	95,000	100,690
GENMAB AS/GENMAB FINANCE LLC
6.25%, 12/15/2032(a)	130,000	133,242
7.25%, 12/15/2033(a)	75,000	78,267

	Par	Value
Global Medical Response, Inc., 7.38%, 10/01/2032(a)	$90,000	$93,765
Humana, Inc., 6.63% to 09/15/2031 then 5 yr. CMT Rate + 2.89%, 09/15/2056	100,000	98,338
IQVIA, Inc.
5.00%, 05/15/2027(a)	100,000	99,858
6.25%, 06/01/2032(a)	175,000	178,733
Jazz Securities DAC, 4.38%, 01/15/2029(a)	200,000	195,552
LifePoint Health, Inc.
9.88%, 08/15/2030(a)	75,000	79,614
8.38%, 02/15/2032(a)	50,000	52,316
10.00%, 06/01/2032(a)	115,000	117,410
7.00%, 05/01/2034(a)	110,000	107,394
Medline Borrower LP, 5.25%, 10/01/2029(a)	290,000	288,406
Molina Healthcare, Inc.
4.38%, 06/15/2028(a)	80,000	78,902
3.88%, 11/15/2030(a)	50,000	46,385
6.50%, 02/15/2031(a)	85,000	86,471
3.88%, 05/15/2032(a)	60,000	53,929
6.25%, 01/15/2033(a)(b)	80,000	79,774
MPH Acquisition Holdings LLC, 5.75%, 12/31/2030(a)	195,000	161,461
National Mentor Holdings, Inc., 10.50%, 12/15/2030(a)	125,000	130,821
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/2028(a)	180,000	177,752
5.13%, 04/30/2031(a)	155,000	154,018
7.88%, 05/15/2034(a)	75,000	80,311
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(a)	135,000	139,798
Radiology Partners, Inc.
9.78% (or 9.78% PIK), 02/15/2030(a)	85,000	77,541
8.50%, 07/15/2032(a)	80,000	79,644
Star Parent, Inc., 9.00%, 10/01/2030(a)	90,000	94,274
Surgery Center Holdings, Inc., 7.25%, 04/15/2032(a)	130,000	129,549
Team Health Holdings, Inc., 13.50% (or 4.50% PIK), 06/30/2028(a)	80,000	84,100
Tenet Healthcare Corp.
5.13%, 11/01/2027	145,000	144,905
6.13%, 10/01/2028	160,000	160,265
4.25%, 06/01/2029	135,000	131,461
4.38%, 01/15/2030	125,000	121,123
6.13%, 06/15/2030	235,000	236,373
6.75%, 05/15/2031	125,000	128,403
5.50%, 11/15/2032(a)	130,000	129,753
6.00%, 11/15/2033(a)	50,000	50,678
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/2028	155,000	158,990
5.13%, 05/09/2029	85,000	85,246

The accompanying notes are an integral part of these financial statements.

69

PACER TRENDPILOT® US BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Health Care - (Continued)
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/2030	$75,000	$76,936
US Acute Care Solutions LLC, 9.75%, 05/15/2029(a)	90,000	85,043
		7,855,672
Industrials - 8.0%
ADT Security Corp.
4.13%, 08/01/2029(a)	85,000	81,738
5.88%, 10/15/2033(a)	90,000	88,669
AECOM, 6.00%, 08/01/2033(a)	100,000	100,882
Albion Financing 1 SARL / Aggreko Holdings, Inc., 7.00%, 05/21/2030(a)	110,000	113,592
Allison Transmission, Inc., 3.75%, 01/30/2031(a)	85,000	79,863
Amentum Holdings, Inc., 7.25%, 08/01/2032(a)	100,000	103,550
Arcosa, Inc., 6.88%, 08/15/2032(a)	50,000	51,841
Axon Enterprise, Inc.
6.13%, 03/15/2030(a)	90,000	92,033
6.25%, 03/15/2033(a)	75,000	76,983
Bombardier, Inc.
7.50%, 02/01/2029(a)	75,000	77,880
8.75%, 11/15/2030(a)	75,000	79,651
7.25%, 07/01/2031(a)	50,000	52,550
7.00%, 06/01/2032(a)	50,000	52,163
6.75%, 06/15/2033(a)	50,000	52,162
Brand Industrial Services, Inc., 10.38%, 08/01/2030(a)	115,000	105,993
Builders FirstSource, Inc.
4.25%, 02/01/2032(a)	115,000	106,534
6.38%, 03/01/2034(a)	95,000	94,625
6.75%, 05/15/2035(a)	75,000	75,724
CACI International, Inc., 6.38%, 06/15/2033(a)	115,000	117,409
Chart Industries, Inc., 7.50%, 01/01/2030(a)	125,000	129,817
Clean Harbors, Inc., 5.75%, 10/15/2033(a)	75,000	75,680
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030(a)	245,000	250,764
EquipmentShare.com, Inc.
9.00%, 05/15/2028(a)	90,000	93,329
8.63%, 05/15/2032(a)	75,000	79,467
8.00%, 03/15/2033(a)	35,000	36,721
Esab Corp.
6.25%, 04/15/2029(a)	95,000	96,271
5.63%, 04/01/2031(a)	85,000	85,811
FTAI Aviation Investors LLC
5.50%, 05/01/2028(a)	85,000	85,004
7.00%, 05/01/2031(a)	100,000	103,365
7.00%, 06/15/2032(a)	110,000	113,839

	Par	Value
GEO Group, Inc.
8.63%, 04/15/2029	$75,000	$78,045
10.25%, 04/15/2031	50,000	53,619
GFL Environmental Holdings US, Inc., 5.50%, 02/01/2034(a)	85,000	83,628
GFL Environmental, Inc.
4.00%, 08/01/2028(a)	55,000	53,663
4.75%, 06/15/2029(a)	60,000	59,289
6.75%, 01/15/2031(a)	85,000	88,083
Herc Holdings, Inc.
6.63%, 06/15/2029(a)	75,000	76,732
7.00%, 06/15/2030(a)	145,000	150,804
7.25%, 06/15/2033(a)	100,000	104,685
Madison IAQ LLC
4.13%, 06/30/2028(a)	75,000	73,992
5.88%, 06/30/2029(a)	85,000	84,754
QXO Building Products, Inc., 6.75%, 04/30/2032(a)	170,000	172,976
RB Global Holdings, Inc., 7.75%, 03/15/2031(a)	75,000	77,850
RR Donnelley & Sons Co.
10.88%, 08/01/2029(a)	100,000	102,740
9.50%, 08/01/2029(a)	85,000	87,454
Sensata Technologies BV, 4.00%, 04/15/2029(a)	50,000	48,519
Sensata Technologies, Inc.
3.75%, 02/15/2031(a)	55,000	51,062
6.63%, 07/15/2032(a)	40,000	41,180
Terex Corp.
5.00%, 05/15/2029(a)	75,000	74,411
6.25%, 10/15/2032(a)	75,000	76,053
TransDigm, Inc.
6.75%, 08/15/2028(a)	280,000	283,951
4.63%, 01/15/2029	100,000	98,564
6.38%, 03/01/2029(a)	280,000	285,740
4.88%, 05/01/2029	75,000	74,030
6.88%, 12/15/2030(a)	125,000	128,895
7.13%, 12/01/2031(a)	85,000	88,242
6.63%, 03/01/2032(a)	190,000	195,210
6.00%, 01/15/2033(a)	130,000	131,254
6.38%, 05/31/2033(a)	205,000	206,649
6.75%, 01/31/2034(a)	150,000	154,002
6.13%, 07/31/2034(a)	100,000	100,190
United Airlines Holdings, Inc.
4.88%, 03/01/2029	100,000	98,718
5.38%, 03/01/2031	85,000	83,787
United Rentals North America, Inc.
3.88%, 11/15/2027	80,000	78,699
4.88%, 01/15/2028	150,000	149,712
5.25%, 01/15/2030	75,000	75,181
4.00%, 07/15/2030	75,000	71,924
3.88%, 02/15/2031	95,000	89,946
5.38%, 11/15/2033(a)	130,000	128,548
6.13%, 03/15/2034(a)	100,000	102,772

The accompanying notes are an integral part of these financial statements.

70

PACER TRENDPILOT® US BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
WESCO Distribution, Inc.
7.25%, 06/15/2028(a)	$115,000	$115,302
6.38%, 03/15/2029(a)	100,000	102,191
5.25%, 04/15/2031(a)	75,000	74,935
6.63%, 03/15/2032(a)	75,000	77,643
6.38%, 03/15/2033(a)	75,000	77,379
5.50%, 04/15/2034(a)	75,000	74,851
		7,541,764
Information Technology - 5.1%
AthenaHealth Group, Inc., 6.50%, 02/15/2030(a)	190,000	181,149
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029(a)	135,000	64,598
Cloud Software Group, Inc.
6.50%, 03/31/2029(a)	320,000	311,833
9.00%, 09/30/2029(a)	310,000	304,637
8.25%, 06/30/2032(a)	160,000	152,560
6.63%, 08/15/2033(a)	90,000	80,630
CoreWeave, Inc.
9.25%, 06/01/2030(a)	150,000	151,784
9.00%, 02/01/2031(a)	175,000	173,748
9.75%, 10/01/2031(a)	210,000	211,346
Entegris, Inc.
4.75%, 04/15/2029(a)	170,000	168,779
5.95%, 06/15/2030(a)	85,000	86,029
Fair Isaac Corp.
4.00%, 06/15/2028(a)	85,000	82,896
6.00%, 05/15/2033(a)	145,000	143,065
6.25%, 09/15/2034(a)	100,000	98,501
Gen Digital, Inc.
6.75%, 09/30/2027(a)	85,000	85,373
6.25%, 04/01/2033(a)(b)	110,000	107,172
Ingram Micro, Inc., 4.75%, 05/15/2029(a)	155,000	152,183
ION Platform Finance US, Inc., 7.88%, 09/30/2032(a)	115,000	89,044
ION Platform Finance US, Inc. / ION Platform Finance SARL
8.75%, 05/01/2029(a)	100,000	92,728
9.50%, 05/30/2029(a)	110,000	103,172
Kioxia Holdings Corp.
6.25%, 07/24/2030(a)	100,000	102,911
6.63%, 07/24/2033(a)	95,000	99,256
McAfee Corp., 7.38%, 02/15/2030(a)	160,000	129,522
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033(a)	220,000	226,549
8.75%, 07/01/2034(a)	190,000	197,537
Open Text Corp.
3.88%, 02/15/2028(a)	135,000	130,477
3.88%, 12/01/2029(a)	110,000	99,245

	Par	Value
Open Text Holdings, Inc., 4.13%, 02/15/2030(a)	$140,000	$126,201
Qnity Electronics, Inc.
5.75%, 08/15/2032(a)	85,000	85,865
6.25%, 08/15/2033(a)	75,000	76,711
Rocket Software, Inc.
9.00%, 11/28/2028(a)	75,000	74,388
6.50%, 02/15/2029(a)	45,000	40,096
Seagate Data Storage Technology Pte Ltd., 9.63%, 12/01/2032(a)	75,000	83,331
SS&C Technologies, Inc.
5.50%, 09/30/2027(a)	120,000	119,900
6.50%, 06/01/2032(a)	95,000	96,079
UKG, Inc., 6.88%, 02/01/2031(a)	230,000	223,547
Viasat, Inc., 7.50%, 05/30/2031(a)	55,000	55,049
		4,807,891
Materials - 8.1%
Alcoa Nederland Holding BV, 7.13%, 03/15/2031(a)	160,000	166,334
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding Corp., 9.75%, 03/01/2033(a)	100,000	97,930
Ardagh Group SA
12.00% (or 6.50% PIK), 12/01/2030(a)	105,000	94,100
9.50%, 12/01/2030(a)	135,000	143,116
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028(a)	45,000	43,026
4.00%, 09/01/2029(a)	80,000	74,683
6.25%, 01/30/2031(a)	50,000	50,337
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(a)	95,000	99,329
Avient Corp.
7.13%, 08/01/2030(a)	90,000	91,567
6.25%, 11/01/2031(a)	50,000	50,714
Ball Corp.
6.00%, 06/15/2029	85,000	86,384
2.88%, 08/15/2030	115,000	104,780
3.13%, 09/15/2031	75,000	68,067
5.50%, 09/15/2033	75,000	75,195
Celanese US Holdings LLC
6.85%, 11/15/2028(c)	75,000	78,340
6.83%, 07/15/2029(c)	75,000	78,599
6.50%, 04/15/2030	75,000	76,749
7.05%, 11/15/2030(c)	90,000	96,670
7.38%, 07/15/2032(c)	90,000	95,391
6.75%, 04/15/2033	95,000	97,842
7.20%, 11/15/2033	90,000	97,385
7.38%, 02/15/2034	75,000	78,480
Chemours Co.
4.63%, 11/15/2029(a)	45,000	43,088
8.00%, 01/15/2033(a)	75,000	77,265
7.88%, 03/15/2034(a)	75,000	76,700

The accompanying notes are an integral part of these financial statements.

71

PACER TRENDPILOT® US BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Materials - (Continued)
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029(a)	$70,000	$71,164
6.75%, 04/15/2030(a)	75,000	74,715
7.50%, 09/15/2031(a)	85,000	86,710
7.00%, 03/15/2032(a)(b)	115,000	114,970
7.38%, 05/01/2033(a)	65,000	65,598
7.63%, 01/15/2034(a)	115,000	115,842
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030(a)	125,000	113,481
6.75%, 04/15/2032(a)	140,000	131,549
Commercial Metals Co.
5.75%, 11/15/2033(a)	95,000	95,071
6.00%, 12/15/2035(a)	75,000	74,859
Crown Americas LLC, 5.88%, 06/01/2033	75,000	75,482
FMC Corp., 8.45% to 11/01/2030 then 5 yr. CMT Rate + 4.37%, 11/01/2055	75,000	49,822
Fortescue Treasury Pty Ltd.
4.38%, 04/01/2031(a)	100,000	95,664
6.13%, 04/15/2032(a)	90,000	93,016
Graphic Packaging International LLC, 6.38%, 07/15/2032(a)	75,000	74,905
Huntsman International LLC, 4.50%, 05/01/2029	75,000	71,783
INEOS Finance PLC, 7.50%, 04/15/2029(a)	75,000	74,137
Inversion Escrow Issuer LLC, 6.75%, 08/01/2032(a)	95,000	92,140
Magnera Corp., 7.25%, 11/15/2031(a)	95,000	89,051
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030(a)	205,000	206,794
9.25%, 04/15/2030(a)	105,000	100,141
Mercer International, Inc., 5.13%, 02/01/2029	135,000	56,542
Methanex Corp.
5.13%, 10/15/2027	75,000	74,975
5.25%, 12/15/2029	75,000	74,769
Methanex US Operations, Inc., 6.25%, 03/15/2032(a)	45,000	46,339
Mineral Resources Ltd.
9.25%, 10/01/2028(a)	77,000	78,907
7.00%, 04/01/2031(a)	75,000	77,797
NOVA Chemicals Corp.
5.25%, 06/01/2027(a)	190,000	189,695
9.00%, 02/15/2030(a)	75,000	79,150
Novelis Corp.
4.75%, 01/30/2030(a)	130,000	124,297
6.88%, 01/30/2030(a)	75,000	76,809
6.38%, 08/15/2033(a)	60,000	60,202
Olin Corp., 6.63%, 04/01/2033(a)	75,000	74,357
Olympus Water US Holding Corp.
4.25%, 10/01/2028(a)	60,000	58,304
7.25%, 06/15/2031(a)	75,000	75,356
7.25%, 02/15/2033(a)	140,000	136,607

	Par	Value
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)(b)	$75,000	$71,613
Quikrete Holdings, Inc.
6.38%, 03/01/2032(a)	320,000	324,754
6.75%, 03/01/2033(a)	130,000	131,637
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028(a)	85,000	84,072
6.63%, 05/01/2029(a)(b)	50,000	49,662
SK Invictus Intermediate II Sarl, 5.00%, 10/30/2029(a)	55,000	54,131
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028(a)	95,000	94,922
8.88%, 11/15/2031(a)	95,000	99,409
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033(a)	85,000	84,329
Standard Building Solutions, Inc.
6.50%, 08/15/2032(a)	100,000	100,950
6.25%, 08/01/2033(a)	90,000	89,748
Standard Industries, Inc.
4.75%, 01/15/2028(a)	175,000	173,917
4.38%, 07/15/2030(a)	155,000	147,707
3.38%, 01/15/2031(a)	95,000	86,158
Sword Purchaser LLC, 8.25%, 04/15/2033(a)	180,000	183,670
Trivium Packaging Finance BV, 12.25%, 01/15/2031(a)	75,000	81,643
Tronox, Inc., 4.63%, 03/15/2029(a)	85,000	71,030
WR Grace Holdings LLC
5.63%, 08/15/2029(a)	185,000	175,952
6.63%, 08/15/2032(a)	75,000	74,474
		7,572,849
Real Estate - 1.4%
Howard Hughes Corp.
4.13%, 02/01/2029(a)	50,000	48,141
4.38%, 02/01/2031(a)	95,000	88,901
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	85,000	84,750
5.25%, 03/15/2028(a)	75,000	74,917
7.00%, 02/15/2029(a)	85,000	86,824
4.88%, 09/15/2029(a)	75,000	74,153
5.25%, 07/15/2030(a)	120,000	119,025
4.50%, 02/15/2031(a)	95,000	91,309
6.25%, 01/15/2033(a)	130,000	131,853
Millrose Properties, Inc.
6.38%, 08/01/2030(a)	110,000	111,127
6.25%, 09/15/2032(a)	75,000	75,381
SBA Communications Corp., 3.13%, 02/01/2029	130,000	125,209
Service Properties Trust
8.63%, 11/15/2031(a)	115,000	120,868
8.88%, 06/15/2032	80,000	82,022
		1,314,480

The accompanying notes are an integral part of these financial statements.

72

PACER TRENDPILOT® US BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - 4.2%
AES Corp., 7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055	$130,000	$132,318
Alpha Generation LLC
6.75%, 10/15/2032(a)	90,000	92,121
6.25%, 01/15/2034(a)	75,000	74,353
AmeriGas Partners LP / AmeriGas Finance Corp., 9.50%, 06/01/2030(a)	85,000	90,712
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)	85,000	84,585
Clearway Energy Operating LLC
4.75%, 03/15/2028(a)	80,000	79,462
3.75%, 02/15/2031(a)	80,000	74,831
5.75%, 01/15/2034(a)	50,000	50,017
Electricite de France SA, 9.13% to 06/15/2033 then 5 yr. CMT Rate + 5.41%, Perpetual(a)	115,000	134,586
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.38%, 12/30/2030(a)	90,000	83,629
EUSHI Finance, Inc.
7.63% to 12/15/2029 then 5 yr. CMT Rate + 3.14%, 12/15/2054	75,000	77,621
6.25% to 04/01/2031 then 5 yr. CMT Rate + 2.51%, 04/01/2056	75,000	74,171
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 04/01/2029(a)	75,000	73,120
9.25%, 01/15/2031(a)	75,000	78,677
NextEra Energy Operating Partners LP, 4.50%, 09/15/2027(a)	90,000	89,268
NRG Energy, Inc.
5.75%, 01/15/2028	75,000	75,148
5.25%, 06/15/2029(a)	80,000	79,687
5.75%, 07/15/2029(a)	75,000	75,013
3.63%, 02/15/2031(a)	90,000	83,599
6.00%, 02/01/2033(a)	80,000	80,672
5.75%, 01/15/2034(a)	115,000	114,113
6.25%, 11/01/2034(a)	90,000	91,021
6.00%, 01/15/2036(a)	215,000	213,376
6.13%, 05/15/2036(a)	100,000	99,645
PacifiCorp
7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	75,000	75,993
7.13% to 08/15/2031 then 5 yr. CMT Rate + 3.29%, 08/15/2056	95,000	94,848
PG&E Corp.
5.00%, 07/01/2028	90,000	89,337
5.25%, 07/01/2030	85,000	84,079
7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055	130,000	133,622
6.85% to 09/15/2031 then 5 yr. CMT Rate + 3.23%, 09/15/2056	85,000	84,955

	Par	Value
Puget Energy, Inc., 7.25% to 09/15/2036 then 5 yr. CMT Rate + 2.85%, 09/15/2056(a)	$35,000	$35,069
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/2031(a)	50,000	48,085
Talen Energy Supply LLC
6.13%, 05/01/2031(a)	100,000	100,414
6.38%, 05/01/2033(a)	180,000	180,317
6.25%, 02/01/2034(a)	120,000	119,044
6.50%, 02/01/2036(a)	115,000	115,530
TerraForm Power Operating LLC, 5.00%, 01/31/2028(a)	85,000	84,198
VoltaGrid LLC, 7.38%, 11/01/2030(a)	160,000	165,850
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029(a)(b)	75,000	77,895
8.38%, 01/15/2031(a)	75,000	80,062
8.63%, 03/15/2033(a)	80,000	85,707
7.75%, 04/15/2034(a)	75,000	78,582
		3,935,332
TOTAL CORPORATE BONDS (Cost $90,989,336)		92,355,685

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	2,669,765	2,669,765
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,669,765)		2,669,765
TOTAL INVESTMENTS - 101.1% (Cost $93,659,101)		$95,025,450
Liabilities in Excess of Other Assets - (1.1)%		(1,057,306)
TOTAL NET ASSETS - 100.0%		$93,968,144

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

73

PACER TRENDPILOT® US BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $78,966,960 or 84.0% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $2,614,811.
(c)	Step coupon bond. The rate disclosed is as of April 30, 2026.
(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

74

PACER TRENDPILOT® US LARGE CAP ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 98.2%
Communication Services - 11.0%
Alphabet, Inc. - Class A	302,654	$116,461,259
Alphabet, Inc. - Class C	243,116	92,855,725
AT&T, Inc.	363,918	9,509,177
Charter Communications, Inc. - Class A(a)	4,459	736,493
Comcast Corp. - Class A	185,865	5,025,790
EchoStar Corp. - Class A(a)(b)	6,971	858,409
Electronic Arts, Inc.	11,659	2,359,432
Fox Corp. - Class A	10,396	660,042
Fox Corp. - Class B	7,332	418,071
Live Nation Entertainment, Inc.(a)(b)	8,176	1,291,317
Meta Platforms, Inc. - Class A	113,699	69,573,555
Netflix, Inc.(a)	219,486	20,546,084
News Corp. - Class A	19,175	504,686
News Corp. - Class B(b)	6,331	192,969
Omnicom Group, Inc.	16,293	1,249,999
Paramount Skydance Corp.	16,098	164,844
Take-Two Interactive Software, Inc.(a)	9,014	1,926,833
TKO Group Holdings, Inc.	3,436	639,405
T-Mobile US, Inc.	24,538	4,797,179
Trade Desk, Inc. - Class A(a)	22,804	537,946
Verizon Communications, Inc.	219,216	10,528,945
Walt Disney Co.	92,092	9,554,545
Warner Bros Discovery, Inc.(a)	128,380	3,472,679
		353,865,384
Consumer Discretionary - 10.0%
Airbnb, Inc. - Class A(a)	21,934	3,078,656
Amazon.com, Inc.(a)	507,822	134,603,299
Aptiv PLC(a)	11,021	664,126
AutoZone, Inc.(a)	865	3,203,986
Best Buy Co., Inc.	10,091	610,405
Booking Holdings, Inc.	41,894	7,053,274
Carnival Corp.(a)	59,577	1,579,386
Carvana Co.(a)(b)	7,318	2,896,464
Chipotle Mexican Grill, Inc.(a)	67,459	2,292,931
Darden Restaurants, Inc.	5,957	1,194,736
Deckers Outdoor Corp.(a)	7,353	751,477
Domino’s Pizza, Inc.	1,609	546,127
DoorDash, Inc. - Class A(a)	19,364	3,265,739
DR Horton, Inc.	13,957	2,147,424
eBay, Inc.	23,410	2,422,467
Expedia Group, Inc.	6,058	1,504,626
Ford Motor Co.	202,977	2,451,962
Garmin Ltd.	8,469	2,126,905
General Motors Co.	46,824	3,600,297
Genuine Parts Co.	7,205	772,592
Hasbro, Inc.	6,905	661,775
Hilton Worldwide Holdings, Inc.	11,871	3,847,035
Home Depot, Inc.	51,751	17,015,729
Las Vegas Sands Corp.	15,661	855,247
Lennar Corp. - Class A	11,174	1,009,012

	Shares	Value
Lowe’s Cos., Inc.	29,162	$6,963,594
Lululemon Athletica, Inc.(a)	5,531	761,619
Marriott International, Inc. - Class A	11,389	4,119,287
McDonald’s Corp.	37,022	10,869,289
MGM Resorts International(a)	9,938	386,986
NIKE, Inc. - Class B	61,718	2,737,811
Norwegian Cruise Line Holdings Ltd.(a)	23,580	428,684
NVR, Inc.(a)	146	922,117
O’Reilly Automotive, Inc.(a)	43,601	4,333,939
Pool Corp.	1,696	361,791
PulteGroup, Inc.	9,956	1,218,216
Ralph Lauren Corp.	1,997	716,204
Ross Stores, Inc.	16,756	3,816,849
Royal Caribbean Cruises Ltd.(b)	13,028	3,436,265
Starbucks Corp.	59,009	6,215,418
Tapestry, Inc.	10,484	1,520,599
Tesla Motors, Inc.(a)	146,204	55,795,833
TJX Cos., Inc.	57,728	9,048,864
Tractor Supply Co.	27,373	960,792
Ulta Beauty, Inc.(a)	2,295	1,233,517
Williams-Sonoma, Inc.	6,183	1,120,421
Wynn Resorts Ltd.	4,373	468,392
Yum! Brands, Inc.	14,384	2,296,406
		319,888,570
Consumer Staples - 5.0%
Altria Group, Inc.	86,949	6,316,845
Archer-Daniels-Midland Co.(b)	24,894	1,855,599
Brown-Forman Corp. - Class B	8,846	227,961
Bunge Global SA	7,011	890,888
Campbell’s Co.(b)	10,193	211,912
Casey’s General Stores, Inc.	1,915	1,574,417
Church & Dwight Co., Inc.	12,264	1,190,344
Clorox Co.	6,256	603,329
Coca-Cola Co.	201,255	15,850,844
Colgate-Palmolive Co.	41,746	3,563,439
Conagra Brands, Inc.(b)	24,774	355,507
Constellation Brands, Inc. - Class A	7,271	1,138,493
Costco Wholesale Corp.	23,075	23,410,280
Dollar General Corp.	11,404	1,321,495
Dollar Tree, Inc.(a)	9,578	930,120
Estee Lauder Cos., Inc. - Class A	12,798	981,735
General Mills, Inc.	27,630	975,615
Hershey Co.	7,674	1,425,369
Hormel Foods Corp.	15,101	324,218
J M Smucker Co.	5,530	542,106
Kenvue, Inc.	99,249	1,739,835
Keurig Dr Pepper, Inc.(b)	70,365	2,068,731
Kimberly-Clark Corp.(b)	17,189	1,691,913
Kroger Co.	30,151	2,052,379
McCormick & Co., Inc.	13,137	667,885
Molson Coors Beverage Co. - Class B	8,773	374,958
Mondelez International, Inc. - Class A	66,398	4,079,493

The accompanying notes are an integral part of these financial statements.

75

PACER TRENDPILOT® US LARGE CAP ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Staples - (Continued)
Monster Beverage Corp.(a)	36,942	$2,847,120
PepsiCo, Inc.	71,048	11,260,398
Philip Morris International, Inc.	80,925	13,358,290
Procter & Gamble Co.	120,812	17,770,237
Sysco Corp.	24,809	1,853,480
Target Corp.	23,453	3,043,027
The Kraft Heinz Co.	44,150	1,000,439
Tyson Foods, Inc. - Class A(b)	14,605	935,742
Walmart, Inc.	227,879	30,064,076
		158,498,519
Energy - 3.5%
APA Corp.	18,368	748,129
Baker Hughes Co.	51,187	3,566,198
Chevron Corp.	97,449	18,837,866
ConocoPhillips	63,692	8,011,180
Coterra Energy, Inc.	39,289	1,410,868
Devon Energy Corp.	32,120	1,650,004
Diamondback Energy, Inc.	10,054	2,067,404
EOG Resources, Inc.	28,108	3,951,141
EQT Corp.	32,325	1,942,086
Expand Energy Corp.	12,335	1,260,020
Exxon Mobil Corp.	217,242	33,526,958
Halliburton Co.	43,386	1,835,228
Kinder Morgan, Inc.	101,411	3,333,380
Marathon Petroleum Corp.	15,279	3,793,623
Occidental Petroleum Corp.	37,251	2,256,666
ONEOK, Inc.(b)	32,586	3,012,902
Phillips 66	20,868	3,738,502
SLB Ltd.	77,455	4,405,640
Targa Resources Corp.	11,114	2,890,529
Texas Pacific Land Corp.(b)	2,995	1,328,792
Valero Energy Corp.	15,794	3,989,248
Williams Cos., Inc.	63,254	4,826,913
		112,383,277
Financials - 12.0%
Aflac, Inc.	24,177	2,748,200
Allstate Corp.	13,463	2,924,971
American Express Co.	27,842	8,994,358
American International Group, Inc.	27,792	2,078,842
Ameriprise Financial, Inc.	4,727	2,244,332
Aon PLC - Class A	11,109	3,462,120
Apollo Global Management, Inc.(b)	24,053	3,096,102
Arch Capital Group Ltd.(a)	18,515	1,748,927
Ares Management Corp. - Class A	10,672	1,252,893
Arthur J Gallagher & Co.	13,310	2,747,184
Assurant, Inc.	2,590	611,939
Bank of America Corp.	344,941	18,440,546
Bank of New York Mellon Corp.	35,641	4,789,081
Berkshire Hathaway, Inc. - Class B(a)	95,325	45,145,920
Blackrock, Inc.	7,503	7,995,197
Blackstone, Inc.	38,776	4,869,490

	Shares	Value
Block, Inc.(a)	28,369	$2,000,298
Brown & Brown, Inc.	15,164	912,115
Capital One Financial Corp.	32,497	6,216,676
Cboe Global Markets, Inc.	5,424	1,627,688
Charles Schwab Corp.	86,833	7,957,376
Chubb Ltd.	18,910	6,183,570
Cincinnati Financial Corp.	8,074	1,320,906
Citigroup, Inc.	90,843	11,626,087
Citizens Financial Group, Inc.	22,013	1,431,946
CME Group, Inc.	18,747	5,395,762
Coinbase Global, Inc. - Class A(a)	11,549	2,168,556
Corpay, Inc.(a)	3,621	1,109,728
Erie Indemnity Co. - Class A(b)	1,313	287,455
Everest Group Ltd.	2,103	750,266
FactSet Research Systems, Inc.(b)	1,924	437,864
Fidelity National Information Services, Inc.	26,823	1,248,074
Fifth Third Bancorp	46,616	2,366,228
Fiserv, Inc.(a)	27,857	1,745,241
Franklin Resources, Inc.	15,916	477,003
Global Payments, Inc.	12,329	887,195
Globe Life, Inc.	4,126	636,642
Goldman Sachs Group, Inc.	15,594	14,405,269
Hartford Insurance Group, Inc.	14,448	1,976,631
Huntington Bancshares, Inc.	105,143	1,762,197
Interactive Brokers Group, Inc. - Class A	23,068	1,833,906
Intercontinental Exchange, Inc.	29,412	4,649,743
Invesco Ltd.	22,991	602,594
Jack Henry & Associates, Inc.	3,732	573,795
JPMorgan Chase & Co.	140,160	43,902,317
KeyCorp.	48,537	1,073,153
KKR & Co., Inc.	35,556	3,709,913
Loews Corp.	8,754	985,788
M&T Bank Corp.	7,864	1,719,306
Marsh & McLennan Cos., Inc.	25,072	4,204,825
Mastercard, Inc. - Class A	42,340	21,293,633
MetLife, Inc.	28,508	2,283,491
Moody’s Corp.	7,948	3,670,784
Morgan Stanley	62,543	11,920,070
MSCI, Inc.	3,798	2,246,175
Nasdaq, Inc.	23,260	2,137,827
Northern Trust Corp.	9,646	1,604,516
PayPal Holdings, Inc.	47,688	2,391,076
PNC Financial Services Group, Inc.	20,915	4,664,045
Principal Financial Group, Inc.	10,252	1,034,529
Progressive Corp.	30,471	6,133,203
Prudential Financial, Inc.	18,020	1,767,942
Raymond James Financial, Inc.	9,091	1,439,287
Regions Financial Corp.	44,956	1,283,494
Robinhood Markets, Inc. - Class A(a)	40,934	2,983,679
S&P Global, Inc.	15,911	6,861,301
State Street Corp.	14,453	2,208,996
Synchrony Financial	18,008	1,372,210

The accompanying notes are an integral part of these financial statements.

76

PACER TRENDPILOT® US LARGE CAP ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
T Rowe Price Group, Inc.(b)	11,322	$1,164,807
Travelers Cos., Inc.	11,197	3,416,653
Truist Financial Corp.	65,392	3,367,688
US Bancorp	80,518	4,562,150
Visa, Inc. - Class A	87,391	28,825,047
W R Berkley Corp.(b)	15,430	1,031,187
Wells Fargo & Co.	160,766	13,219,788
Willis Towers Watson PLC	4,921	1,260,760
		385,480,553
Health Care - 8.5%
Abbott Laboratories	90,397	8,207,144
AbbVie, Inc.	91,876	19,415,236
Agilent Technologies, Inc.	14,646	1,692,345
Align Technology, Inc.(a)	3,453	607,762
Amgen, Inc.	27,994	9,692,922
Baxter International, Inc.	26,651	468,525
Becton Dickinson & Co.(b)	14,748	2,198,042
Biogen, Inc.(a)	7,605	1,439,474
Bio-Techne Corp.	8,096	447,871
Boston Scientific Corp.(a)	76,821	4,425,658
Bristol-Myers Squibb Co.	105,487	6,391,457
Cardinal Health, Inc.	12,186	2,350,436
Cencora, Inc.	10,071	3,101,969
Centene Corp.(a)	24,196	1,299,083
Charles River Laboratories International, Inc.(a)	2,546	425,106
Cigna Group	13,649	3,966,126
Cooper Cos., Inc.(a)	10,151	638,498
CVS Health Corp.	65,894	5,488,311
Danaher Corp.	32,708	5,853,097
DaVita, Inc.(a)	1,733	268,858
DexCom, Inc.(a)	19,937	1,187,248
Edwards Lifesciences Corp.(a)	30,058	2,509,843
Elevance Health, Inc.	11,430	4,302,481
Eli Lilly & Co.	41,198	38,503,651
GE HealthCare Technologies, Inc.	23,603	1,436,006
Gilead Sciences, Inc.	64,496	8,438,657
HCA Healthcare, Inc.	8,108	3,522,521
Henry Schein, Inc.(a)	5,178	386,227
Humana, Inc.	6,247	1,477,041
IDEXX Laboratories, Inc.(a)	4,133	2,317,786
Incyte Corp.(a)	8,661	825,133
Insulet Corp.(a)	3,642	626,934
Intuitive Surgical, Inc.(a)	18,461	8,447,938
IQVIA Holdings, Inc.(a)	8,781	1,390,647
Johnson & Johnson	125,277	28,794,918
Labcorp Holdings, Inc.	4,297	1,103,470
McKesson Corp.	6,370	5,192,824
Medtronic PLC	66,403	5,376,651
Merck & Co., Inc.	129,027	14,087,168
Mettler-Toledo International, Inc.(a)	1,049	1,339,164
Moderna, Inc.(a)(b)	18,013	827,517

	Shares	Value
Pfizer, Inc.	295,568	$7,891,666
Quest Diagnostics, Inc.	5,701	1,107,134
Regeneron Pharmaceuticals, Inc.	5,218	3,689,439
ResMed, Inc.	7,545	1,613,196
Revvity, Inc.(b)	5,868	508,286
Solventum Corp.(a)	7,633	514,159
STERIS PLC	5,073	1,100,232
Stryker Corp.	17,841	5,622,234
Thermo Fisher Scientific, Inc.	19,531	9,354,568
UnitedHealth Group, Inc.	47,089	17,445,533
Universal Health Services, Inc. - Class B	2,862	481,589
Vertex Pharmaceuticals, Inc.(a)	13,159	5,623,893
Viatris, Inc.	59,657	891,276
Waters Corp.(a)	5,073	1,568,724
West Pharmaceutical Services, Inc.	3,726	1,108,820
Zimmer Biomet Holdings, Inc.	10,262	845,897
Zoetis, Inc.	21,865	2,513,819
		272,352,210
Industrials - 8.8%
3M Co.	27,286	3,997,945
A O Smith Corp.(b)	5,822	360,032
Allegion PLC	4,457	612,748
AMETEK, Inc.	11,926	2,808,573
Automatic Data Processing, Inc.	20,850	4,418,949
Axon Enterprise, Inc.(a)	4,087	1,641,993
Boeing Co.(a)	40,828	9,350,837
Broadridge Financial Solutions, Inc.	6,041	930,193
Builders FirstSource, Inc.(a)	5,727	452,948
Carrier Global Corp.	40,697	2,733,618
Caterpillar, Inc.	24,188	21,529,981
CH Robinson Worldwide, Inc.(b)	6,143	1,116,859
Cintas Corp.	17,607	3,076,119
Comfort Systems USA, Inc.	1,822	3,352,936
Copart, Inc.(a)	46,126	1,527,232
CSX Corp.	96,319	4,375,772
Cummins, Inc.	7,149	4,797,051
Deere & Co.(b)	13,107	7,731,426
Delta Air Lines, Inc.	33,645	2,287,524
Dover Corp.	6,978	1,579,889
Eaton Corp. PLC	20,194	8,744,204
EMCOR Group, Inc.	2,314	2,063,324
Emerson Electric Co.	29,110	4,088,208
Equifax, Inc.	6,231	1,083,820
Expeditors International of Washington, Inc.	6,935	1,025,617
Fastenal Co.	59,473	2,672,122
FedEx Corp.	11,199	4,516,669
Fortive Corp.	16,230	970,392
GE Vernova, Inc.	14,012	15,181,442
Generac Holdings, Inc.(a)	3,036	787,022
General Dynamics Corp.	13,143	4,525,135
General Electric Co.	54,524	15,808,143
Honeywell International, Inc.	33,008	7,074,605

The accompanying notes are an integral part of these financial statements.

77

PACER TRENDPILOT® US LARGE CAP ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Howmet Aerospace, Inc.	20,763	$5,046,240
Hubbell, Inc.	2,755	1,400,008
Huntington Ingalls Industries, Inc.	2,033	740,602
IDEX Corp.	3,876	844,387
Illinois Tool Works, Inc.	13,586	3,505,324
Ingersoll Rand, Inc.	18,432	1,471,980
Jacobs Solutions, Inc.	6,080	786,813
JB Hunt Trasport Services, Inc.	3,872	973,924
Johnson Controls International PLC	31,700	4,629,151
L3Harris Technologies, Inc.	9,668	3,099,077
Leidos Holdings, Inc.	6,620	987,836
Lennox International, Inc.(b)	1,652	883,638
Lockheed Martin Corp.	10,526	5,452,152
Masco Corp.(b)	10,546	757,414
Nordson Corp.	2,738	789,776
Norfolk Southern Corp.	11,631	3,673,419
Northrop Grumman Corp.	6,908	4,003,048
Old Dominion Freight Line, Inc.	9,532	2,024,883
Otis Worldwide Corp.	20,133	1,567,958
PACCAR, Inc.	27,210	3,232,548
Parker-Hannifin Corp.	6,565	5,970,342
Paychex, Inc.	16,736	1,550,256
Pentair PLC	8,474	683,937
Quanta Services, Inc.	7,720	5,618,384
Republic Services, Inc.	10,420	2,180,072
Rockwell Automation, Inc.	5,820	2,379,856
Rollins, Inc.	15,193	846,706
RTX Corp.	69,781	12,286,341
Snap-On, Inc.	2,691	1,031,729
Southwest Airlines Co.	25,445	964,874
Stanley Black & Decker, Inc.	8,028	627,468
Textron, Inc.	9,017	865,271
Trane Technologies PLC	11,467	5,647,956
TransDigm Group, Inc.	2,926	3,394,101
Uber Technologies, Inc.(a)	106,990	7,982,524
Union Pacific Corp.	30,851	8,313,727
United Airlines Holdings, Inc.(a)	16,755	1,507,950
United Parcel Service, Inc. - Class B	38,279	4,164,755
United Rentals, Inc.	3,265	3,133,878
Veralto Corp.	12,858	1,134,076
Verisk Analytics, Inc.	7,212	1,330,542
Vertiv Holdings Co. - Class A	19,813	6,508,372
W.W. Grainger, Inc.	2,271	2,637,426
Waste Management, Inc.	19,218	4,469,146
Westinghouse Air Brake Technologies Corp.	8,827	2,382,319
Xylem, Inc.	12,614	1,490,470
		282,195,984
Information Technology - 35.0%(c)
Accenture PLC - Class A	31,990	5,716,933
Adobe, Inc.(a)	21,266	5,233,563
Advanced Micro Devices, Inc.(a)	84,759	30,046,218

	Shares	Value
Akamai Technologies, Inc.(a)	7,445	$766,686
Amphenol Corp. - Class A	63,903	9,410,995
Analog Devices, Inc.	25,402	10,218,209
Apple, Inc.	763,184	207,089,978
Applied Materials, Inc.	41,266	16,279,024
AppLovin Corp. - Class A(a)	14,089	6,288,625
Arista Networks, Inc.(a)	53,683	9,271,591
Autodesk, Inc.(a)	10,980	2,602,260
Broadcom, Inc.	246,474	102,885,642
Cadence Design System, Inc.(a)	14,094	4,645,241
CDW Corp.	6,745	923,458
Ciena Corp.(a)	7,293	3,847,641
Cisco Systems, Inc.	205,393	18,793,460
Cognizant Technology Solutions Corp. - Class A	24,771	1,310,386
Coherent Corp.(a)	9,708	3,103,745
Corning, Inc.	40,587	6,666,009
Crowdstrike Holdings, Inc. - Class A(a)	13,107	5,842,445
Datadog, Inc. - Class A(a)	16,999	2,247,098
Dell Technologies, Inc. - Class C	15,389	3,215,532
EPAM Systems, Inc.(a)(b)	2,862	325,638
F5, Inc.(a)	2,927	948,055
Fair Isaac Corp.(a)	1,227	1,257,675
First Solar, Inc.(a)	5,557	1,121,903
Fortinet, Inc.(a)	32,740	2,760,309
Gartner, Inc.(a)(b)	3,645	541,246
Gen Digital, Inc.	28,547	550,672
GoDaddy, Inc. - Class A(a)	6,996	607,183
Hewlett Packard Enterprise Co.	68,828	1,980,182
HP, Inc.	47,544	991,768
Intel Corp.(a)	244,084	23,061,056
International Business Machines Corp.	48,593	11,224,011
Intuit, Inc.	14,469	5,621,207
Jabil, Inc.	5,470	1,846,070
Keysight Technologies, Inc.(a)	8,884	3,108,600
KLA Corp.	6,819	11,935,637
Lam Research Corp.	64,919	16,740,013
Lumentum Holdings, Inc.(a)(b)	3,691	3,330,463
Microchip Technology, Inc.	28,028	2,604,081
Micron Technology, Inc.	58,508	30,257,997
Microsoft Corp.	386,015	157,409,197
Monolithic Power Systems, Inc.	2,522	4,071,542
Motorola Solutions, Inc.	8,579	3,766,438
NetApp, Inc.	10,258	1,136,279
NVIDIA Corp.	1,263,209	252,098,620
NXP Semiconductors NV	13,031	3,825,771
ON Semiconductor Corp.(a)	20,408	2,057,330
Oracle Corp.	88,154	14,227,174
Palantir Technologies, Inc. - Class A(a)	118,751	16,519,452
Palo Alto Networks, Inc.(a)	42,010	7,533,233
PTC, Inc.(a)	6,163	840,017
Qnity Electronics, Inc.	10,847	1,525,739
QUALCOMM, Inc.	55,469	9,961,123
Roper Technologies, Inc.	5,517	1,957,487

The accompanying notes are an integral part of these financial statements.

78

PACER TRENDPILOT® US LARGE CAP ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
salesforce.com, Inc.	48,711	$8,598,953
Sandisk Corp.(a)	7,676	8,416,811
Seagate Technology Holdings PLC	11,297	7,610,111
ServiceNow, Inc.(a)	54,174	4,784,106
Skyworks Solutions, Inc.(b)	7,784	546,203
Super Micro Computer, Inc.(a)(b)	26,060	714,044
Synopsys, Inc.(a)	9,913	4,784,014
TE Connectivity PLC	15,192	3,215,539
Teledyne Technologies, Inc.(a)	2,424	1,565,540
Teradyne, Inc.	8,110	2,785,542
Texas Instruments, Inc.	47,179	13,261,073
Trimble, Inc.(a)	12,328	829,921
Tyler Technologies, Inc.(a)	2,231	761,083
VeriSign, Inc.	4,277	1,149,059
Western Digital Corp.	17,563	7,631,475
Workday, Inc. - Class A(a)	11,028	1,349,827
Zebra Technologies Corp. - Class A(a)	2,546	576,058
		1,122,727,266
Materials - 1.9%
Air Products & Chemicals, Inc.	11,528	3,458,976
Albemarle Corp.	6,101	1,200,067
Amcor PLC(b)	23,936	910,525
Avery Dennison Corp.	4,003	656,212
Ball Corp.	13,878	847,668
CF Industries Holdings, Inc.	8,073	1,002,667
Corteva, Inc.	34,830	2,821,578
CRH PLC	34,718	4,111,306
Dow, Inc.	37,165	1,504,811
DuPont de Nemours, Inc.	21,190	967,535
Ecolab, Inc.	13,204	3,440,962
Freeport-McMoRan, Inc.	74,448	4,301,605
International Flavors & Fragrances, Inc.	13,266	931,273
International Paper Co.	27,353	832,078
Linde PLC	24,275	12,165,174
LyondellBasell Industries NV - Class A	13,335	994,791
Martin Marietta Materials, Inc.	3,121	1,932,117
Mosaic Co.	16,440	382,559
Newmont Goldcorp Corp.	56,730	6,302,136
Nucor Corp.	11,849	2,669,461
Packaging Corp. of America	4,624	986,993
PPG Industries, Inc.	11,616	1,260,336
Sherwin-Williams Co.	11,935	3,838,415
Smurfit WestRock PLC(b)	27,058	1,038,757
Steel Dynamics, Inc.	7,104	1,624,401
Vulcan Materials Co.	6,848	2,066,316
		62,248,719
Real Estate - 0.1%
CBRE Group, Inc. - Class A(a)	15,043	2,147,087
CoStar Group, Inc.(a)	21,951	759,724
		2,906,811

	Shares	Value
Utilities - 2.4%
AES Corp.	36,882	$532,945
Alliant Energy Corp.(b)	13,313	977,574
Ameren Corp.	14,319	1,627,354
American Electric Power Co., Inc.	28,010	3,840,451
American Water Works Co., Inc.	10,109	1,298,198
Atmos Energy Corp.(b)	8,563	1,626,799
CenterPoint Energy, Inc.	33,815	1,476,025
CMS Energy Corp.	15,873	1,218,094
Consolidated Edison, Inc.	18,690	2,083,748
Constellation Energy Corp.	16,141	5,052,133
Dominion Energy, Inc.(b)	44,234	2,853,093
DTE Energy Co.	10,758	1,631,881
Duke Energy Corp.	40,276	5,217,756
Edison International	19,924	1,384,519
Entergy Corp.	23,430	2,762,631
Evergy, Inc.	11,926	987,950
Eversource Energy	19,432	1,373,842
Exelon Corp.	52,984	2,436,734
FirstEnergy Corp.	26,929	1,279,666
NextEra Energy, Inc.	108,264	10,596,880
NiSource, Inc.	24,788	1,196,765
NRG Energy, Inc.	11,001	1,711,536
PG&E Corp.	113,850	1,892,187
Pinnacle West Capital Corp.(b)	6,202	643,271
PPL Corp.	38,310	1,434,326
Public Service Enterprise Group, Inc.	25,850	2,110,911
Sempra	33,810	3,216,007
Southern Co.	57,036	5,515,381
Vistra Corp.	16,490	2,602,782
WEC Energy Group, Inc.(b)	16,861	1,988,586
Xcel Energy, Inc.	30,641	2,541,671
		75,111,696
TOTAL COMMON STOCKS (Cost $2,791,517,481)		3,147,658,989
REAL ESTATE INVESTMENT TRUSTS - 1.8%
Real Estate - 1.8%
Alexandria Real Estate Equities, Inc.	8,073	327,037
American Tower Corp.	24,243	4,429,439
AvalonBay Communities, Inc.	7,333	1,341,939
BXP, Inc.	7,634	446,284
Camden Property Trust	5,360	562,907
Crown Castle, Inc.	22,551	2,002,078
Digital Realty Trust, Inc.	16,722	3,360,119
Equinix, Inc.	5,110	5,533,261
Equity Residential	17,804	1,164,026
Essex Property Trust, Inc.	3,335	877,805
Extra Space Storage, Inc.	10,997	1,576,200
Federal Realty Investment Trust	4,066	450,919
Healthpeak Properties, Inc.	35,998	582,088
Host Hotels & Resorts, Inc.	33,124	699,910
Invitation Homes, Inc.	29,214	840,487
Iron Mountain, Inc.	15,322	1,930,419

The accompanying notes are an integral part of these financial statements.

79

PACER TRENDPILOT® US LARGE CAP ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Real Estate - (Continued)
Kimco Realty Corp.	34,915	$825,391
Mid-America Apartment Communities, Inc.	6,055	782,185
Prologis, Inc.	48,323	6,862,832
Public Storage(b)	8,177	2,473,134
Realty Income Corp.(b)	47,647	3,060,843
Regency Centers Corp.	8,520	663,282
SBA Communications Corp.	5,516	1,220,139
Simon Property Group, Inc.	16,845	3,431,495
UDR, Inc.	15,577	566,068
Ventas, Inc.	24,600	2,161,356
VICI Properties, Inc.	55,360	1,616,512
Welltower, Inc.	36,275	7,884,008
Weyerhaeuser Co.	37,317	915,013
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $54,480,476)		58,587,176
RIGHTS - 0.0%(d)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00(a)(e)	43,781	0
TOTAL RIGHTS (Cost $0)		0

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.3%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(f)	41,884,387	41,884,387
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $41,884,387)		41,884,387
TOTAL INVESTMENTS - 101.3% (Cost $2,887,882,344)		$3,248,130,552
Liabilities in Excess of Other Assets - (1.3)%		(40,483,580)
TOTAL NET ASSETS - 100.0%		$3,207,646,972

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $41,907,607.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2026.

(f)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

80

PACER TRENDPILOT® US MID CAP ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 92.9%
Communication Services - 1.0%
New York Times Co. - Class A	18,534	$1,464,742
Nexstar Media Group, Inc.	3,278	682,283
Pinterest, Inc. - Class A(a)	67,267	1,322,469
Warner Music Group Corp. - Class A	16,888	477,424
		3,946,918
Consumer Discretionary - 11.0%
Abercrombie & Fitch Co. - Class A(a)	5,242	447,405
Aramark	30,153	1,377,691
Autoliv, Inc.	7,896	915,383
AutoNation, Inc.(a)	2,988	634,591
Bath & Body Works, Inc.	23,482	456,490
BorgWarner, Inc.	24,019	1,368,362
Boyd Gaming Corp.	6,644	577,696
Brunswick Corp.	7,476	593,968
Burlington Stores, Inc.(a)	7,165	2,292,872
Capri Holdings Ltd.(a)	13,261	258,722
Cava Group, Inc.(a)(b)	11,446	1,069,171
Chewy, Inc. - Class A(a)	27,364	695,593
Choice Hotels International, Inc.(b)	2,308	228,677
Churchill Downs, Inc.	7,612	768,736
Columbia Sportswear Co.	2,820	171,794
Crocs, Inc.(a)	5,679	579,144
Dick’s Sporting Goods, Inc.(b)	7,618	1,728,677
Duolingo, Inc.(a)(b)	4,591	505,469
Dutch Bros, Inc. - Class A(a)(b)	14,598	839,531
Five Below, Inc.(a)	6,333	1,492,435
Floor & Decor Holdings, Inc.(a)	12,375	598,950
GameStop Corp.(a)(b)	47,284	1,179,736
Gap, Inc.	25,854	635,750
Gentex Corp.	25,154	581,309
Goodyear Tire & Rubber Co.(a)	31,840	225,427
Graham Holdings Co. - Class B	396	444,514
Grand Canyon Education, Inc.(a)	3,180	537,643
H&R Block, Inc.	14,541	461,386
Harley-Davidson, Inc.	13,140	313,915
Hilton Grand Vacations, Inc.(a)(b)	6,672	313,384
Hyatt Hotels Corp. - Class A(b)	4,748	795,622
KB Home	7,083	375,328
Lear Corp.	5,828	740,914
Lithia Motors, Inc.(b)	2,787	808,564
Macy’s, Inc.	30,548	597,213
Mattel, Inc.(a)	35,653	537,647
Murphy USA, Inc.(b)	1,943	1,142,484
Ollie’s Bargain Outlet Holdings, Inc.(a)	7,050	609,895
Penske Automotive Group, Inc.(b)	2,060	353,331
Planet Fitness, Inc. - Class A(a)	9,536	635,765
Polaris, Inc.	5,956	394,704
PVH Corp.	5,372	491,216
RH(a)	1,724	227,499
Service Corp. International	15,972	1,294,211
Somnigroup International, Inc.(b)	24,079	1,826,633
Taylor Morrison Home Corp.(a)	11,228	681,989

	Shares	Value
Texas Roadhouse, Inc.	7,588	$1,221,592
Thor Industries, Inc.(b)	6,070	479,773
Toll Brothers, Inc.	10,821	1,538,097
TopBuild Corp.(a)(b)	3,204	1,418,411
Travel + Leisure Co.	7,386	477,579
Vail Resorts, Inc.(b)	4,078	518,640
Valvoline, Inc.(a)(b)	14,630	486,155
VF Corp.	37,764	714,873
Visteon Corp.(b)	3,047	340,380
Whirlpool Corp.(b)	7,277	407,949
Wingstop, Inc.	3,184	522,367
Wyndham Hotels & Resorts, Inc.	8,684	706,704
YETI Holdings, Inc.(a)	8,925	352,180
		42,992,136
Consumer Staples - 3.6%
Albertsons Cos., Inc. - Class A	42,446	715,215
BellRing Brands, Inc.(a)	14,014	249,449
BJ’s Wholesale Club Holdings, Inc.(a)(b)	15,012	1,409,477
Boston Beer Co., Inc. - Class A(a)	862	204,328
Celsius Holdings, Inc.(a)(b)	18,211	611,343
Coca-Cola Consolidated, Inc.	6,493	1,331,519
Coty, Inc. - Class A(a)(b)	40,849	100,489
Darling Ingredients, Inc.(a)	18,147	1,165,582
elf Beauty, Inc.(a)(b)	6,639	424,697
Flowers Foods, Inc.(b)	23,482	212,747
Ingredion, Inc.	7,238	808,774
Maplebear, Inc.(a)	20,942	886,894
Marzetti Co.	2,268	295,475
Performance Food Group Co.(a)	18,025	1,632,344
Pilgrim’s Pride Corp.(b)	4,768	157,821
Post Holdings, Inc.(a)	4,843	507,304
Sprouts Farmers Market, Inc.(a)	11,170	914,264
US Foods Holding Corp.(a)	25,336	2,368,663
		13,996,385
Energy - 5.3%
Antero Midstream Corp.	38,049	831,751
Antero Resources Corp.(a)	33,628	1,320,235
Chord Energy Corp.	6,528	950,477
CNX Resources Corp.(a)	16,331	635,439
DT Midstream, Inc.	11,667	1,726,599
HF Sinclair Corp.	17,936	1,205,479
Matador Resources Co.	13,317	844,830
Murphy Oil Corp.	15,413	643,647
NOV, Inc.	41,412	847,290
Ovintiv, Inc.	31,899	1,963,383
PBF Energy, Inc. - Class A	9,538	413,568
Permian Resources Corp.	85,260	1,843,321
Range Resources Corp.	27,183	1,182,461
TechnipFMC PLC	46,584	3,520,353
Valaris Ltd.(a)(b)	7,396	754,244
Viper Energy, Inc. - Class A	21,316	1,052,584
Weatherford International PLC	8,173	901,891
		20,637,552

The accompanying notes are an integral part of these financial statements.

81

PACER TRENDPILOT® US MID CAP ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - 14.3%
Affiliated Managers Group, Inc.	3,205	$944,417
Ally Financial, Inc.(b)	32,208	1,429,713
American Financial Group, Inc.	7,947	1,059,097
Associated Banc-Corp.(b)	18,798	529,352
Bank OZK	11,776	567,132
Brighthouse Financial, Inc.(a)	6,567	408,861
Carlyle Group, Inc.	29,771	1,490,634
CNO Financial Group, Inc.	10,612	471,703
Columbia Banking System, Inc.	33,940	1,004,624
Commerce Bancshares, Inc.	15,721	817,964
Corebridge Financial, Inc.	29,388	809,346
Cullen Frost Bankers, Inc.(b)	7,258	1,051,902
East West Bancorp, Inc.	15,785	1,996,329
Equitable Holdings, Inc.	32,553	1,373,737
Essent Group Ltd.	10,964	663,541
Euronet Worldwide, Inc.(a)	4,364	315,866
Evercore, Inc.	4,437	1,425,564
Federated Hermes, Inc.	8,496	493,533
Fidelity National Financial, Inc.	29,258	1,530,193
First American Financial Corp.	11,707	821,012
First Financial Bankshares, Inc.	14,976	483,276
First Horizon Corp.	55,287	1,379,964
FirstCash Holdings, Inc.	4,446	970,206
Flagstar Bank NA	34,418	480,819
FNB Corp.	41,052	732,778
Glacier Bancorp, Inc.	14,782	725,057
Hamilton Lane, Inc. - Class A	4,694	431,801
Hancock Whitney Corp.	9,316	628,923
Hanover Insurance Group, Inc.	4,061	762,209
Home BancShares, Inc.	21,016	564,700
Houlihan Lokey, Inc.	6,193	958,367
International Bancshares Corp.(b)	6,214	445,792
Janus Henderson Group PLC(b)	14,158	730,694
Jefferies Financial Group, Inc.(b)	18,846	908,754
Kinsale Capital Group, Inc.(b)	2,521	815,821
MGIC Investment Corp.	25,206	667,455
Morningstar, Inc.	2,662	449,106
Old National Bancorp(b)	39,520	947,294
Old Republic International Corp.	26,116	1,043,334
Pinnacle Financial Partners, Inc.	17,274	1,709,090
Primerica, Inc.	3,664	1,030,573
Prosperity Bancshares, Inc.	11,592	807,383
Reinsurance Group of America, Inc.	7,544	1,595,254
RenaissanceRe Holdings Ltd.	4,989	1,531,473
RLI Corp.	10,550	546,174
Ryan Specialty Holdings, Inc.(b)	13,109	455,800
SEI Investments Co.	10,583	959,666
Selective Insurance Group, Inc.	6,902	579,423
Shift4 Payments, Inc. - Class A(a)(b)	7,750	343,170
SLM Corp.(b)	22,584	521,239
SouthState Bank Corp.	11,373	1,110,801
Stifel Financial Corp.	17,499	1,379,096

	Shares	Value
Texas Capital Bancshares, Inc.(a)	5,084	$511,959
UMB Financial Corp.(b)	8,192	1,033,585
United Bankshares, Inc.	16,030	702,274
Unum Group	17,514	1,407,775
Valley National Bancorp(b)	55,004	746,404
Voya Financial, Inc.	10,802	885,332
Webster Financial Corp.	18,373	1,329,470
Western Alliance Bancorp	11,794	961,683
WEX, Inc.(a)(b)	3,942	592,601
Wintrust Financial Corp.	7,687	1,157,432
Zions Bancorp	16,938	1,074,208
		56,302,735
Health Care - 8.4%
Arrowhead Pharmaceuticals, Inc.(a)	16,068	1,180,677
Avantor, Inc.(a)	78,367	634,773
BioMarin Pharmaceutical, Inc.(a)	22,042	1,188,284
Bio-Rad Laboratories, Inc. - Class A(a)	2,090	585,451
Bruker Corp.(b)	12,738	467,612
Chemed Corp.	1,626	691,017
Cytokinetics, Inc.(a)(b)	14,028	897,371
Dentsply Sirona, Inc.	22,196	260,803
Doximity, Inc. - Class A(a)	15,292	373,737
Elanco Animal Health, Inc.(a)(b)	56,998	1,275,045
Encompass Health Corp.	11,542	1,154,200
Ensign Group, Inc.	6,618	1,235,514
Envista Holdings Corp.(a)	18,832	488,502
Exelixis, Inc.(a)	29,826	1,326,064
Globus Medical, Inc. - Class A(a)	12,781	1,152,591
Haemonetics Corp.(a)	5,212	313,189
Halozyme Therapeutics, Inc.(a)	13,400	853,044
HealthEquity, Inc.(a)	9,812	804,878
Hims & Hers Health, Inc.(a)(b)	23,932	650,232
Illumina, Inc.(a)	17,611	2,232,018
Jazz Pharmaceuticals PLC(a)	6,971	1,415,252
Lantheus Holdings, Inc.(a)	7,614	644,297
LivaNova PLC(a)(b)	6,278	377,308
Masimo Corp.(a)	5,240	934,973
Medpace Holdings, Inc.(a)	2,578	1,079,306
Neurocrine Biosciences, Inc.(a)	11,519	1,516,707
Option Care Health, Inc.(a)	18,242	370,860
Penumbra, Inc.(a)(b)	4,504	1,470,466
Repligen Corp.(a)	6,083	719,680
Roivant Sciences Ltd.(a)	51,728	1,475,800
Sotera Health Co.(a)	26,724	415,825
Tenet Healthcare Corp.(a)	10,127	1,793,694
United Therapeutics Corp.(a)	4,965	2,836,753
		32,815,923
Industrials - 26.0%(c)
AAON, Inc.	7,768	724,832
Acuity, Inc.	3,498	1,013,615
Advanced Drainage Systems, Inc.	8,223	1,227,283
AECOM	14,732	1,238,961
AeroVironment, Inc.(a)(b)	3,655	712,798
AGCO Corp.	6,901	835,159

The accompanying notes are an integral part of these financial statements.

82

PACER TRENDPILOT® US MID CAP ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Alaska Air Group, Inc.(a)	13,149	$514,257
American Airlines Group, Inc.(a)	75,236	881,014
API Group Corp.(a)	44,186	2,020,184
Applied Industrial Technologies, Inc.	4,281	1,308,916
ATI, Inc.(a)	15,650	2,432,949
Avis Budget Group, Inc.(a)	1,944	351,222
Booz Allen Hamilton Holding Corp.	13,837	1,076,103
Brink’s Co.	4,777	509,945
BWX Technologies, Inc.	10,535	2,279,669
CACI International, Inc. - Class A(a)	2,539	1,319,112
Carlisle Cos., Inc.	4,677	1,661,551
Carpenter Technology Corp.	5,742	2,458,724
Chart Industries, Inc.(a)	5,163	1,073,388
Clean Harbors, Inc.(a)	5,768	1,803,538
CNH Industrial NV(b)	101,513	1,087,204
Concentrix Corp.(b)	4,926	117,337
Core & Main, Inc. - Class A(a)	21,692	1,092,626
Crane Co.	5,617	998,309
Curtiss-Wright Corp.	4,248	3,059,410
Donaldson Co., Inc.	13,255	1,168,693
Dycom Industries, Inc.(a)	3,439	1,424,090
EnerSys	4,228	901,663
Esab Corp.	6,556	644,258
ExlService Holdings, Inc.(a)	18,025	574,637
Exponent, Inc.	5,570	372,577
Flowserve Corp.	14,593	1,074,629
Fluor Corp.(a)	18,496	986,762
Fortune Brands Innovations, Inc.	13,798	559,371
FTI Consulting, Inc.(a)	3,475	623,068
GATX Corp.	4,100	803,272
Genpact Ltd.	18,202	632,520
Graco, Inc.	19,022	1,526,896
GXO Logistics, Inc.(a)	13,154	751,488
Hexcel Corp.	8,866	832,251
ITT, Inc.	9,909	2,123,895
KBR, Inc.	14,587	546,867
Kirby Corp.(a)	6,219	936,208
Knight-Swift Transportation Holdings, Inc.	18,626	1,208,827
Kratos Defense & Security Solutions, Inc.(a)	21,180	1,335,399
Landstar System, Inc.	3,912	720,082
Lincoln Electric Holdings, Inc.	6,317	1,674,005
MasTec, Inc.(a)	7,067	2,784,751
Maximus, Inc.	6,282	412,225
Middleby Corp.(a)	5,328	747,838
Moog, Inc. - Class A	3,264	983,476
MSA Safety, Inc.	4,179	695,344
MSC Industrial Direct Co., Inc. - Class A	5,258	537,736
Mueller Industries, Inc.	12,739	1,725,243
Nextpower, Inc. - Class A(a)	17,104	2,037,600
nVent Electric PLC	18,584	2,655,654

	Shares	Value
Oshkosh Corp.	7,259	$1,134,582
Owens Corning(b)	9,442	1,164,576
Parsons Corp.(a)(b)	5,936	299,234
Paylocity Holding Corp.(a)	4,916	518,589
RB Global, Inc.	21,387	2,230,664
RBC Bearings, Inc.(a)	3,643	2,182,485
Regal Rexnord Corp.	7,619	1,638,314
Ryder System, Inc.	4,501	1,142,219
Saia, Inc.(a)	3,059	1,372,940
Science Applications International Corp.	5,134	496,817
Sensata Technologies Holding PLC	16,738	696,970
Simpson Manufacturing Co., Inc.	4,729	901,962
SPX Technologies, Inc.(a)	5,679	1,243,190
StandardAero, Inc.(a)	21,676	538,865
Sterling Infrastructure, Inc.(a)	3,529	1,819,623
Terex Corp.	13,060	812,332
Tetra Tech, Inc.(b)	29,919	966,982
Timken Co.	7,222	800,848
Toro Co.	11,113	1,057,624
TransUnion(b)	22,076	1,567,396
Trex Co., Inc.(a)	12,328	483,258
UFP Industries, Inc.	6,694	599,046
UL Solutions, Inc.	8,866	802,284
Valmont Industries, Inc.	2,243	1,139,534
Vicor Corp.(a)	2,607	701,987
Watsco, Inc.(b)	4,007	1,754,425
Watts Water Technologies, Inc. - Class A	3,152	946,104
WESCO International, Inc.	5,580	1,948,090
Woodward, Inc.	6,852	2,487,207
XPO Logistics, Inc.(a)(b)	13,496	2,970,874
		102,218,452
Information Technology - 13.9%
Advanced Energy Industries, Inc.(b)	4,305	1,652,733
Allegro MicroSystems, Inc.(a)(b)	14,264	691,804
Amkor Technology, Inc.	13,076	912,051
Appfolio, Inc. - Class A(a)	2,792	466,515
Arrow Electronics, Inc.(a)	5,872	1,102,938
Avnet, Inc.	9,406	776,089
Belden, Inc.(b)	4,519	508,297
Bentley Systems, Inc. - Class B	17,114	558,259
BILL Holdings, Inc.(a)	9,924	377,112
Blackbaud, Inc.(a)	4,094	152,174
Cirrus Logic, Inc.(a)	5,811	947,658
Cognex Corp.	19,040	1,056,910
Commvault Systems, Inc.(a)	5,044	498,751
Crane NXT Co.(b)	5,500	245,740
DigitalOcean Holdings, Inc.(a)(b)	9,130	880,406
Docusign, Inc.(a)	22,976	1,056,666
Dolby Laboratories, Inc. - Class A	6,983	447,890
Dropbox, Inc. - Class A(a)	20,012	486,091
Dynatrace, Inc.(a)	33,988	1,230,705
Entegris, Inc.	17,511	2,475,705

The accompanying notes are an integral part of these financial statements.

83

PACER TRENDPILOT® US MID CAP ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Fabrinet(a)	4,131	$2,823,415
Flex Ltd.(a)	42,346	3,876,776
Guidewire Software, Inc.(a)	9,753	1,349,718
InterDigital, Inc.(b)	2,952	875,445
IPG Photonics Corp.(a)	2,900	344,868
Kyndryl Holdings, Inc.(a)	26,216	362,305
Lattice Semiconductor Corp.(a)	15,697	1,919,429
Littelfuse, Inc.	2,836	1,146,226
MACOM Technology Solutions Holdings, Inc.(a)	7,401	2,084,196
Manhattan Associates, Inc.(a)	6,872	947,580
MKS, Inc.(b)	7,710	2,187,712
Novanta, Inc.(a)(b)	4,110	532,368
Nutanix, Inc. - Class A(a)	31,023	1,268,530
Okta, Inc.(a)	19,443	1,431,977
Onto Innovation, Inc.(a)	5,700	1,681,842
Pegasystems, Inc.	10,471	382,715
Pure Storage, Inc.(a)	36,124	2,581,060
Qualys, Inc.(a)	3,990	346,851
Rambus, Inc.(a)(b)	12,349	1,421,493
Silicon Laboratories, Inc.(a)	3,759	818,334
SiTime Corp.(a)	2,539	1,427,299
Synaptics, Inc.(a)(b)	4,354	407,491
TD Synnex Corp.	8,616	1,965,999
TTM Technologies, Inc.(a)	11,857	1,876,015
Twilio, Inc. - Class A(a)	17,464	2,585,720
UiPath, Inc. - Class A(a)(b)	49,126	505,998
Universal Display Corp.	5,080	442,417
Vontier Corp.	16,136	578,960
		54,697,233
Materials - 5.7%
Alcoa Corp.	29,827	1,902,664
AptarGroup, Inc.	7,307	903,730
Ashland, Inc.	5,094	271,306
Avient Corp.	10,526	390,304
Axalta Coating Systems Ltd.(a)	24,514	697,178
Cabot Corp.	5,936	456,835
Cleveland-Cliffs, Inc.(a)	65,533	668,437
Commercial Metals Co.(b)	12,638	871,517
Crown Holdings, Inc.	12,813	1,259,646
Eagle Materials, Inc.(b)	3,580	752,194
Graphic Packaging Holding Co.	32,832	312,889
Greif, Inc. - Class A	2,922	190,631
Hecla Mining Co.	76,858	1,384,981
Knife River Corp.(a)(b)	6,506	602,130
Louisiana-Pacific Corp.(b)	7,278	525,399
MP Materials Corp.(a)(b)	15,349	1,013,648
NewMarket Corp.	892	602,653
Olin Corp.	12,702	361,753
Reliance, Inc.	6,023	2,183,338
Royal Gold, Inc.	9,336	2,178,836
RPM International, Inc.	14,697	1,497,477

	Shares	Value
Scotts Miracle-Gro Co.	5,127	$321,463
Silgan Holdings, Inc.(b)	10,080	408,744
Solstice Advanced Materials, Inc.	18,213	1,492,555
Sonoco Products Co.(b)	11,338	566,446
Westlake Chemical Corp.	3,832	441,753
		22,258,507
Real Estate - 0.4%
Jones Lang LaSalle, Inc.(a)	5,415	1,722,674
Utilities - 3.3%
Black Hills Corp.(b)	8,661	652,087
Essential Utilities, Inc.	32,461	1,240,010
IDACORP, Inc.	6,165	910,817
National Fuel Gas Co.	10,905	920,164
New Jersey Resources Corp.	11,495	647,284
Northwestern Energy Group, Inc.	7,055	510,359
OGE Energy Corp.	23,573	1,150,362
ONE Gas, Inc.	6,892	614,904
Ormat Technologies, Inc.	6,931	796,372
Portland General Electric Co.	12,817	665,587
Southwest Gas Holdings, Inc.	7,382	694,277
Spire, Inc.	6,791	619,203
Talen Energy Corp.(a)	5,243	1,952,598
TXNM Energy, Inc.	11,248	664,307
UGI Corp.	24,626	888,752
		12,927,083
TOTAL COMMON STOCKS (Cost $333,973,578)		364,515,598
REAL ESTATE INVESTMENT TRUSTS - 7.1%
Financials - 0.2%
Starwood Property Trust, Inc.	40,002	734,437
Real Estate - 6.9%
Agree Realty Corp.(b)	13,747	1,060,031
American Healthcare REIT, Inc.	20,216	1,026,568
American Homes 4 Rent - Class A	37,403	1,190,911
Annaly Capital Management, Inc.	82,406	1,887,097
Brixmor Property Group, Inc.	35,174	1,058,386
CareTrust REIT, Inc.	25,632	1,011,182
COPT Defense Properties	12,976	405,500
Cousins Properties, Inc.	19,303	494,350
CubeSmart	26,161	1,058,997
EastGroup Properties, Inc.	6,113	1,229,936
EPR Properties(b)	8,754	488,561
Equity LifeStyle Properties, Inc.	22,240	1,407,570
First Industrial Realty Trust, Inc.	15,204	942,800
Gaming and Leisure Properties, Inc.	32,465	1,573,254
Healthcare Realty Trust, Inc.(b)	40,084	749,571
Independence Realty Trust, Inc.	27,167	443,094
Kilroy Realty Corp.	12,505	415,916
Kite Realty Group Trust	24,876	650,756
Lamar Advertising Co. - Class A	9,964	1,373,438
National Storage Affiliates Trust(b)	7,886	335,628

The accompanying notes are an integral part of these financial statements.

84

PACER TRENDPILOT® US MID CAP ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Real Estate - (Continued)
NNN REIT, Inc.	21,791	$954,228
Omega Healthcare Investors, Inc.	33,907	1,592,612
Park Hotels & Resorts, Inc.(b)	22,246	255,162
Rayonier, Inc.	31,962	677,914
Rexford Industrial Realty, Inc.	26,413	947,963
Sabra Health Care REIT, Inc.(b)	28,926	597,611
STAG Industrial, Inc.	21,914	845,442
Vornado Realty Trust	18,398	549,916
WP Carey, Inc.	25,140	1,833,460
		27,057,854
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $26,281,059)		27,792,291
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	45,672,621	45,672,621
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $45,672,621)		45,672,621
TOTAL INVESTMENTS - 111.6% (Cost $405,927,258)		$437,980,510
Liabilities in Excess of Other Assets - (11.6)%		(45,461,018)
TOTAL NET ASSETS - 100.0%		$392,519,492

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $45,527,312.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

85

PACER US CASH COWS 100 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 8.1%
AT&T, Inc.	12,799,455	$334,449,759
Comcast Corp. - Class A	11,487,808	310,630,328
Omnicom Group, Inc.(a)	1,980,320	151,930,151
T-Mobile US, Inc.	1,654,480	323,450,840
Verizon Communications, Inc.	7,170,925	344,419,528
		1,464,880,606
Consumer Discretionary - 9.8%
Airbnb, Inc. - Class A(b)	2,092,694	293,730,530
Booking Holdings, Inc.	2,014,087	339,091,687
DR Horton, Inc.	1,426,934	219,548,065
Expedia Group, Inc.	751,493	186,648,316
Ford Motor Co.	30,170,866	364,464,061
Lululemon Athletica, Inc.(b)	398,202	54,832,415
NVR, Inc.(b)	9,609	60,689,195
PulteGroup, Inc.	856,941	104,855,301
Tapestry, Inc.	688,787	99,901,667
Williams-Sonoma, Inc.	355,628	64,443,350
		1,788,204,587
Consumer Staples - 9.6%
Altria Group, Inc.	5,511,585	400,416,650
Archer-Daniels-Midland Co.(a)	3,767,561	280,833,997
Church & Dwight Co., Inc.(a)	651,807	63,264,387
Colgate-Palmolive Co.	2,347,523	200,384,563
Constellation Brands, Inc. - Class A	727,212	113,866,855
Dollar General Corp.	964,226	111,734,509
Dollar Tree, Inc.(b)	833,134	80,905,643
General Mills, Inc.	2,416,644	85,331,700
Target Corp.	1,502,593	194,961,442
The Kraft Heinz Co.(a)	9,016,522	204,314,388
		1,736,014,134
Energy - 16.4%
ConocoPhillips	3,131,260	393,849,883
Coterra Energy, Inc.	3,176,272	114,059,928
Devon Energy Corp.	3,852,131	197,883,969
Diamondback Energy, Inc.	1,752,508	360,368,220
EOG Resources, Inc.	1,586,752	223,049,729
EQT Corp.	2,767,893	166,295,011
Expand Energy Corp.	923,933	94,379,756
Halliburton Co.	2,961,825	125,285,197
Marathon Petroleum Corp.	1,302,057	323,287,733
Occidental Petroleum Corp.	4,578,401	277,359,533
SLB Ltd.	5,854,476	333,002,595
TechnipFMC PLC	1,388,371	104,919,196
Valero Energy Corp.	1,060,379	267,830,528
		2,981,571,278
Health Care - 21.0%
Biogen, Inc.(b)	642,426	121,598,393
Bristol-Myers Squibb Co.	6,080,236	368,401,499
Cardinal Health, Inc.	1,528,063	294,732,792
Cencora, Inc.	608,230	187,340,922

	Shares	Value
CVS Health Corp.	4,704,588	$391,845,135
Gilead Sciences, Inc.	2,546,901	333,236,527
HCA Healthcare, Inc.	688,024	298,912,027
Illumina, Inc.(b)	443,857	56,254,436
Incyte Corp.(b)	832,123	79,276,358
IQVIA Holdings, Inc.(b)	709,038	112,290,348
Labcorp Holdings, Inc.	268,671	68,994,713
McKesson Corp.	398,835	325,130,292
Pfizer, Inc.	13,551,846	361,834,288
Quest Diagnostics, Inc.(a)	409,672	79,558,302
Regeneron Pharmaceuticals, Inc.	299,511	211,772,248
ResMed, Inc.	424,640	90,792,278
Tenet Healthcare Corp.(b)	644,031	114,070,771
United Therapeutics Corp.(b)	130,146	74,358,917
Veeva Systems, Inc. - Class A(b)	414,932	64,716,944
Viatris, Inc.	7,901,283	118,045,168
Zimmer Biomet Holdings, Inc.(a)	714,441	58,891,372
		3,812,053,730
Industrials - 12.1%
Automatic Data Processing, Inc.	1,117,996	236,948,072
Copart, Inc.(b)	2,243,380	74,278,312
Delta Air Lines, Inc.	3,936,083	267,614,283
Expeditors International of Washington, Inc.(a)	389,792	57,646,339
Fortive Corp.(a)	1,023,398	61,188,966
Jacobs Solutions, Inc.	384,202	49,719,581
JB Hunt Trasport Services, Inc.	266,676	67,077,014
Leidos Holdings, Inc.(a)	548,503	81,847,618
PACCAR, Inc.	1,517,113	180,233,024
Paychex, Inc.	1,147,167	106,262,079
Snap-On, Inc.(a)	162,380	62,256,492
SS&C Technologies Holdings, Inc.	1,142,456	79,172,201
Textron, Inc.	587,412	56,368,056
Uber Technologies, Inc.(b)	4,879,264	364,041,887
United Airlines Holdings, Inc.(b)	1,675,214	150,769,260
United Parcel Service, Inc. - Class B	2,813,540	306,113,152
		2,201,536,336
Information Technology - 18.9%
Accenture PLC - Class A	1,705,087	304,716,098
Adobe, Inc.(b)	1,292,565	318,100,247
Autodesk, Inc.(b)	549,170	130,153,290
CDW Corp.(a)	529,352	72,473,582
Cognizant Technology Solutions Corp. - Class A	2,362,331	124,967,310
F5, Inc.(b)	180,686	58,524,195
First Solar, Inc.(a)(b)	376,790	76,070,133
Flex Ltd.(b)	1,172,498	107,342,192
HP, Inc.(a)	8,920,577	186,083,236
Intuit, Inc.	761,865	295,984,553
Jabil, Inc.	297,109	100,271,316
NetApp, Inc.	962,404	106,605,491
ON Semiconductor Corp.(a)(b)	1,507,917	152,013,113
PTC, Inc.(b)	327,342	44,616,715

The accompanying notes are an integral part of these financial statements.

86

PACER US CASH COWS 100 ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
QUALCOMM, Inc.	2,701,570	$485,147,941
Roper Technologies, Inc.	400,619	142,143,627
salesforce.com, Inc.	1,813,827	320,194,880
Twilio, Inc. - Class A(b)	443,320	65,637,959
VeriSign, Inc.	263,170	70,703,252
Workday, Inc. - Class A(b)	1,109,001	135,741,722
Zoom Communications, Inc. - Class A(a)(b)	1,497,146	145,447,734
		3,442,938,586
Materials - 3.9%
CF Industries Holdings, Inc.	938,278	116,534,128
Corteva, Inc.	2,206,290	178,731,553
DuPont de Nemours, Inc.	1,431,402	65,357,815
Newmont Goldcorp Corp.	3,152,324	350,191,673
		710,815,169
TOTAL COMMON STOCKS (Cost $16,831,427,356)		18,138,014,426
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(c)	166,682,678	166,682,678
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $166,682,678)		166,682,678
TOTAL INVESTMENTS - 100.7% (Cost $16,998,110,034)		$18,304,697,104
Liabilities in Excess of Other Assets - (0.7)%		(132,187,832)
TOTAL NET ASSETS - 100.0%		$18,172,509,272

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $165,051,934.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

87

PACER US CASH COWS GROWTH ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 100.0%
Communication Services - 1.6%
New York Times Co. - Class A	25,754	$2,035,338
Consumer Discretionary - 24.4%
Booking Holdings, Inc.	35,923	6,047,996
Boyd Gaming Corp.	12,027	1,045,748
Carnival Corp.(a)	228,315	6,052,631
Churchill Downs, Inc.	11,153	1,126,341
Expedia Group, Inc.	19,571	4,860,849
Grand Canyon Education, Inc.(a)	4,330	732,073
Tapestry, Inc.	32,338	4,690,304
TopBuild Corp.(a)(b)	4,490	1,987,723
Travel + Leisure Co.	9,941	642,785
Ulta Beauty, Inc.(a)	7,085	3,808,046
		30,994,496
Consumer Staples - 1.7%
Coca-Cola Consolidated, Inc.	10,632	2,180,304
Energy - 5.1%
Antero Midstream Corp.(b)	75,632	1,653,315
TechnipFMC PLC	63,896	4,828,621
		6,481,936
Health Care - 21.4%
Doximity, Inc. - Class A(a)	29,427	719,196
Exelixis, Inc.(a)	41,520	1,845,979
Globus Medical, Inc. - Class A(a)	21,591	1,947,076
Halozyme Therapeutics, Inc.(a)	18,816	1,197,827
HCA Healthcare, Inc.	11,437	4,968,805
Incyte Corp.(a)	31,787	3,028,347
Jazz Pharmaceuticals PLC(a)	9,841	1,997,920
LivaNova PLC(a)(b)	8,737	525,094
Medpace Holdings, Inc.(a)	4,537	1,899,460
Neurocrine Biosciences, Inc.(a)	16,032	2,110,933
Option Care Health, Inc.(a)	24,926	506,746
Tenet Healthcare Corp.(a)	13,889	2,460,020
United Therapeutics Corp.(a)	7,000	3,999,450
		27,206,853
Industrials - 19.5%
CACI International, Inc. - Class A(a)	3,526	1,831,898
EMCOR Group, Inc.	7,113	6,342,449
EnerSys	5,905	1,259,300
ExlService Holdings, Inc.(a)	24,912	794,194
Flowserve Corp.	20,340	1,497,838
ITT, Inc.	13,742	2,945,460
Paylocity Holding Corp.(a)	8,587	905,843
Tetra Tech, Inc.(b)	41,733	1,348,811
Uber Technologies, Inc.(a)	83,129	6,202,255
Watts Water Technologies, Inc. - Class A(b)	5,334	1,601,053
		24,729,101

	Shares	Value
Information Technology - 20.6%
Appfolio, Inc. - Class A(a)	5,727	$956,924
Dropbox, Inc. - Class A(a)	37,103	901,232
Dynatrace, Inc.(a)	47,682	1,726,565
First Solar, Inc.(a)	17,139	3,460,193
Flex Ltd.(a)	58,727	5,376,457
InterDigital, Inc.(b)	4,106	1,217,675
Okta, Inc.(a)	28,252	2,080,760
Pegasystems, Inc.	26,930	984,292
Rambus, Inc.(a)(b)	17,216	1,981,734
Twilio, Inc. - Class A(a)	24,200	3,583,052
VeriSign, Inc.	14,646	3,934,794
		26,203,678
Materials - 5.7%
NewMarket Corp.	1,502	1,014,781
Newmont Goldcorp Corp.	55,629	6,179,826
		7,194,607
TOTAL COMMON STOCKS (Cost $118,040,288)		127,026,313
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(c)	6,200,228	6,200,228
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,200,228)		6,200,228
TOTAL INVESTMENTS - 104.9% (Cost $124,240,516)		$133,226,541
Liabilities in Excess of Other Assets - (4.9)%		(6,193,865)
TOTAL NET ASSETS - 100.0%		$127,032,676

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $6,015,031.
(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

88

PACER US EXPORT LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 13.8%
Alphabet, Inc. - Class A	6,700	$2,578,160
Meta Platforms, Inc. - Class A	3,295	2,016,243
Netflix, Inc.(a)	18,108	1,695,090
		6,289,493
Consumer Discretionary - 4.7%
Airbnb, Inc. - Class A(a)	1,811	254,192
Booking Holdings, Inc.	3,400	572,424
Duolingo, Inc.(a)(b)	168	18,497
eBay, Inc.	1,916	198,268
Garmin Ltd.(b)	823	206,688
Gentex Corp.	946	21,862
McDonald’s Corp.	3,047	894,569
		2,166,500
Consumer Staples - 6.3%
Brown-Forman Corp. - Class B	1,273	32,805
Colgate-Palmolive Co.	3,430	292,785
Philip Morris International, Inc.	6,676	1,102,007
Procter & Gamble Co.	9,967	1,466,046
		2,893,643
Energy - 1.1%
SLB Ltd.	6,413	364,772
TechnipFMC PLC	1,713	129,451
		494,223
Health Care - 7.5%
Abbott Laboratories	7,452	676,567
Agilent Technologies, Inc.	1,211	139,931
BioMarin Pharmaceutical, Inc.(a)	831	44,799
Bio-Rad Laboratories, Inc. - Class A(a)	91	25,491
Danaher Corp.	3,038	543,650
Illumina, Inc.(a)	660	83,648
Medtronic PLC	5,515	446,550
Mettler-Toledo International, Inc.(a)	88	112,342
Regeneron Pharmaceuticals, Inc.	448	316,763
Revvity, Inc.(b)	487	42,184
Thermo Fisher Scientific, Inc.	1,592	762,504
Waters Corp.(a)	417	128,949
West Pharmaceutical Services, Inc.	308	91,658
		3,415,036
Industrials - 8.2%
AMETEK, Inc.	981	231,026
Emerson Electric Co.	2,407	338,039
Fortive Corp.(b)	1,315	78,624
General Electric Co.	4,498	1,304,105
Genpact Ltd.	742	25,785
Graco, Inc.	705	56,590
IDEX Corp.	324	70,583
Illinois Tool Works, Inc.	1,237	319,158
Ingersoll Rand, Inc.	1,676	133,845
ITT, Inc.	371	79,520

	Shares	Value
Nordson Corp.	243	$70,093
Sensata Technologies Holding PLC	628	26,150
Uber Technologies, Inc.(a)	8,827	658,583
UL Solutions, Inc.	329	29,771
Veralto Corp.	1,070	94,374
Vicor Corp.(a)(b)	140	37,698
Westinghouse Air Brake Technologies Corp.	732	197,560
		3,751,504
Information Technology - 54.1%(c)
Accenture PLC - Class A	2,643	472,330
Advanced Micro Devices, Inc.(a)	6,992	2,478,594
Akamai Technologies, Inc.(a)	621	63,951
Allegro MicroSystems, Inc.(a)(b)	790	38,315
Amphenol Corp.	5,280	777,586
Analog Devices, Inc.	2,092	841,528
Apple, Inc.	8,097	2,197,121
Applied Materials, Inc.	3,404	1,342,844
AppLovin Corp. - Class A(a)	1,317	587,843
Autodesk, Inc.(a)	902	213,774
Bentley Systems, Inc. - Class B(b)	1,264	41,232
Broadcom, Inc.	6,286	2,623,965
Cadence Design System, Inc.(a)	1,168	384,961
Cirrus Logic, Inc.(a)	220	35,878
Cognex Corp.(b)	725	40,245
Dolby Laboratories, Inc. - Class A	262	16,805
Fortinet, Inc.(a)	3,165	266,841
InterDigital, Inc.	110	32,622
International Business Machines Corp.	4,023	929,233
Keysight Technologies, Inc.(a)	733	256,484
KLA Corp.	562	983,697
Lam Research Corp.	5,356	1,381,098
Lattice Semiconductor Corp.(a)	590	72,145
Littelfuse, Inc.	108	43,650
Microchip Technology, Inc.	2,341	217,502
Microsoft Corp.	5,112	2,084,571
MKS, Inc.(b)	290	82,287
Monolithic Power Systems, Inc.	211	340,640
NetApp, Inc.	853	94,487
NXP Semiconductors NV	1,082	317,664
ON Semiconductor Corp.(a)(b)	1,686	169,966
Onto Innovation, Inc.(a)	213	62,848
PTC, Inc.(a)	515	70,194
Qnity Electronics, Inc.	906	127,438
QUALCOMM, Inc.	4,583	823,015
Rambus, Inc.(a)(b)	461	53,066
Sandisk Corp.(a)	633	694,091
Seagate Technology Holdings PLC	933	628,506
Synaptics, Inc.(a)(b)	165	15,442
Synopsys, Inc.(a)	823	397,180
TE Connectivity PLC	1,257	266,057
Teledyne Technologies, Inc.(a)	199	128,524
Teradyne, Inc.	670	230,125
Texas Instruments, Inc.	3,905	1,097,617

The accompanying notes are an integral part of these financial statements.

89

PACER US EXPORT LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
UiPath, Inc. - Class A(a)(b)	1,965	$20,239
Universal Display Corp.	202	17,592
Western Digital Corp.(b)	1,453	631,358
Zebra Technologies Corp. - Class A(a)	214	48,420
		24,741,571
Materials - 4.2%
Albemarle Corp.	500	98,350
Corteva, Inc.	2,879	233,228
Hecla Mining Co.	2,899	52,240
Linde PLC	1,987	995,765
NewMarket Corp.	40	27,025
Newmont Goldcorp Corp.	4,673	519,123
		1,925,731
TOTAL COMMON STOCKS (Cost $38,553,608)		45,677,701
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	1,324,229	1,324,229
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,324,229)		1,324,229
TOTAL INVESTMENTS - 102.8% (Cost $39,877,837)		$47,001,930
Liabilities in Excess of Other Assets - (2.8)%		(1,300,751)
TOTAL NET ASSETS - 100.0%		$45,701,179

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $1,337,614.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

90

PACER US LARGE CAP CASH COWS GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 5.0%
Iridium Communications, Inc.	724,320	$28,299,182
Match Group, Inc.	481,345	18,011,930
Pinterest, Inc. - Class A(a)	485,009	9,535,277
Reddit, Inc. - Class A(a)	83,128	12,238,936
TKO Group Holdings, Inc.	127,104	23,652,783
Trade Desk, Inc. - Class A(a)	322,233	7,601,477
ZoomInfo Technologies, Inc.(a)	1,627,909	10,174,431
		109,514,016
Consumer Discretionary - 3.7%
ADT, Inc.	2,489,707	18,747,494
Airbnb, Inc. - Class A(a)	148,255	20,809,072
Booking Holdings, Inc.	72,420	12,192,631
Duolingo, Inc.(a)(b)	85,392	9,401,659
McDonald’s Corp.	66,589	19,549,864
		80,700,720
Consumer Staples - 2.8%
Altria Group, Inc.	292,630	21,259,569
Maplebear, Inc.(a)	394,993	16,727,954
Philip Morris International, Inc.	135,917	22,435,819
		60,423,342
Energy - 8.4%
Antero Midstream Corp.	1,273,551	27,839,825
Diamondback Energy, Inc.(b)	140,205	28,830,354
DT Midstream, Inc.(b)	227,376	33,649,374
EQT Corp.	418,394	25,137,111
Texas Pacific Land Corp.(b)	89,686	39,790,988
Viper Energy, Inc. - Class A(b)	571,721	28,231,583
		183,479,235
Health Care - 21.0%
AbbVie, Inc.	97,459	20,595,036
Bristol-Myers Squibb Co.	526,151	31,879,489
Doximity, Inc. - Class A(a)	349,637	8,545,128
Exelixis, Inc.(a)	616,432	27,406,567
Gilead Sciences, Inc.	219,410	28,707,604
Halozyme Therapeutics, Inc.(a)	253,492	16,137,301
IDEXX Laboratories, Inc.(a)	31,302	17,554,161
Incyte Corp.(a)	275,493	26,246,218
Intuitive Surgical, Inc.(a)	42,575	19,482,746
Jazz Pharmaceuticals PLC(a)	212,792	43,201,032
Medpace Holdings, Inc.(a)	36,363	15,223,733
Neurocrine Biosciences, Inc.(a)	132,963	17,507,238
Regeneron Pharmaceuticals, Inc.	43,095	30,470,751
ResMed, Inc.	65,865	14,082,596
Royalty Pharma PLC - Class A	663,433	33,231,359
United Therapeutics Corp.(a)	95,745	54,703,906
Veeva Systems, Inc. - Class A(a)	61,033	9,519,317
Vertex Pharmaceuticals, Inc.(a)	64,694	27,648,922
Zoetis, Inc.	119,537	13,743,169
		455,886,273

	Shares	Value
Industrials - 2.5%
Copart, Inc.(a)	356,756	$11,812,191
Graco, Inc.	252,195	20,243,693
Paychex, Inc.	117,665	10,899,309
Verisk Analytics, Inc.	62,382	11,508,855
		54,464,048
Information Technology - 48.5%(c)
Adobe, Inc.(a)	45,024	11,080,406
Analog Devices, Inc.	113,002	45,456,185
Appfolio, Inc. - Class A(a)	60,050	10,033,754
Apple, Inc.	93,089	25,259,700
AppLovin Corp. - Class A(a)	31,931	14,252,402
Arista Networks, Inc.(a)	134,252	23,186,663
Astera Labs, Inc.(a)	97,617	19,009,935
Autodesk, Inc.(a)	51,762	12,267,594
Bentley Systems, Inc. - Class B(b)	293,635	9,578,374
Broadcom, Inc.	64,293	26,837,827
Cadence Design System, Inc.(a)	50,363	16,599,141
CCC Intelligent Solutions Holdings, Inc.(a)	1,738,526	9,109,876
Cirrus Logic, Inc.(a)	215,465	35,138,032
Cognex Corp.	569,793	31,629,209
Crowdstrike Holdings, Inc. - Class A(a)	35,916	16,009,557
Datadog, Inc. - Class A(a)	112,551	14,878,117
Docusign, Inc.(a)	223,269	10,268,141
Dolby Laboratories, Inc. - Class A	252,765	16,212,347
Dropbox, Inc. - Class A(a)	557,803	13,549,035
Dynatrace, Inc.(a)	315,322	11,417,810
F5, Inc.(a)	52,833	17,112,609
Fair Isaac Corp.(a)	11,246	11,527,150
Fortinet, Inc.(a)	223,078	18,807,706
Gen Digital, Inc.	572,167	11,037,101
Gitlab, Inc. - Class A(a)	419,576	9,289,413
GoDaddy, Inc. - Class A(a)	115,692	10,040,909
Intuit, Inc.	23,249	9,032,236
KLA Corp.	37,041	64,834,714
Lam Research Corp.	374,081	96,460,527
Manhattan Associates, Inc.(a)	74,388	10,257,361
Microsoft Corp.	32,841	13,391,903
Monolithic Power Systems, Inc.	32,930	53,162,521
NetApp, Inc.	151,662	16,799,600
Nutanix, Inc. - Class A(a)	268,105	10,962,813
NVIDIA Corp.	107,409	21,435,614
Okta, Inc.(a)	167,121	12,308,462
Onto Innovation, Inc.(a)	344,709	101,709,838
Palantir Technologies, Inc. - Class A(a)	97,298	13,535,125
Palo Alto Networks, Inc.(a)	81,716	14,653,313
Pegasystems, Inc.	294,760	10,773,478
PTC, Inc.(a)	78,350	10,679,105
QUALCOMM, Inc.	114,291	20,524,378
Roper Technologies, Inc.	32,169	11,413,883
salesforce.com, Inc.	64,996	11,473,744
ServiceNow, Inc.(a)	87,490	7,726,242

The accompanying notes are an integral part of these financial statements.

91

PACER US LARGE CAP CASH COWS GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Skyworks Solutions, Inc.(b)	250,236	$17,559,060
Synopsys, Inc.(a)	27,614	13,326,516
Tyler Technologies, Inc.(a)	30,460	10,391,124
VeriSign, Inc.	59,248	15,917,568
Workday, Inc. - Class A(a)	71,392	8,738,381
Zoom Communications, Inc. - Class A(a)	206,443	20,055,937
Zscaler, Inc.(a)	62,626	8,183,966
		1,054,896,402
Materials - 6.5%
CF Industries Holdings, Inc.	210,801	26,181,484
Newmont Goldcorp Corp.	427,428	47,482,977
Southern Copper Corp.(b)	397,430	68,234,823
		141,899,284
Utilities - 1.5%
Clearway Energy, Inc. - Class C	804,488	32,469,136
TOTAL COMMON STOCKS (Cost $1,999,744,725)		2,173,732,456
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	34,132,908	34,132,908
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $34,132,908)		34,132,908
TOTAL INVESTMENTS - 101.5% (Cost $2,033,877,633)		$2,207,865,364
Liabilities in Excess of Other Assets - (1.5)%		(33,016,229)
TOTAL NET ASSETS - 100.0%		$2,174,849,135

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $34,542,209.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

92

PACER US SMALL CAP CASH COWS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 98.4%
Communication Services - 9.5%
Angi, Inc.(a)	230,065	$1,688,677
Bumble, Inc. - Class A(a)(b)	618,896	2,568,418
Cable One, Inc.(a)	36,150	3,307,364
Cargurus, Inc.(a)	336,834	12,280,968
Cars.com, Inc.(a)	436,249	4,794,377
DoubleVerify Holdings, Inc.(a)	660,602	7,279,834
EverQuote, Inc. - Class A(a)	212,727	3,067,523
Fox Corp. - Class A	1,098,641	69,752,717
IDT Corp. - Class B	89,465	4,486,670
Magnite, Inc.(a)	496,388	6,361,212
Match Group, Inc.	1,297,512	48,552,899
MediaAlpha, Inc. - Class A(a)	255,580	2,174,986
MNTN, Inc. - Class A(a)	86,680	817,392
Omnicom Group, Inc.	810,528	62,183,708
QuinStreet, Inc.(a)	273,526	3,490,192
TripAdvisor, Inc.(a)	689,096	7,669,639
Versant Media Group, Inc.	1,145,800	46,049,702
YELP, Inc.(a)	461,095	12,726,222
Ziff Davis, Inc.(a)(b)	285,124	13,047,274
ZoomInfo Technologies, Inc.(a)	2,162,349	13,514,681
		325,814,455
Consumer Discretionary - 29.2%(c)
Abercrombie & Fitch Co.(a)	183,426	15,655,409
ADT, Inc.	4,004,558	30,154,322
Autoliv, Inc.	271,542	31,479,864
Bath & Body Works, Inc.	1,625,094	31,591,827
Best Buy Co., Inc.	943,997	57,102,379
Biglari Holdings, Inc. - Class B(a)	5,301	1,639,334
BorgWarner, Inc.	910,052	51,845,662
Buckle, Inc.	167,354	9,306,556
Callaway Golf Co.(a)	877,526	13,426,148
CarMax, Inc.(a)(b)	1,157,534	45,502,662
Columbia Sportswear Co.(b)	153,306	9,339,402
Coursera, Inc.(a)(b)	504,676	3,002,822
Covista, Inc.(a)	136,732	15,754,261
Crocs, Inc.(a)	330,011	33,654,522
Deckers Outdoor Corp.(a)	359,739	36,765,326
Dillard’s, Inc. - Class A	23,768	13,529,221
Duolingo, Inc.(a)(b)	143,052	15,750,025
Ethan Allen Interiors, Inc.	71,622	1,528,413
Etsy, Inc.(a)	479,180	30,830,441
Expedia Group, Inc.	276,342	68,635,063
Frontdoor, Inc.(a)	241,199	16,553,487
GameStop Corp. - Class A(a)(b)	943,271	23,534,611
Gentex Corp.	849,432	19,630,374
GigaCloud Technology, Inc. - Class A(a)(b)	176,798	7,865,743
G-III Apparel Group Ltd.	293,075	9,141,009
Gold.com, Inc.(b)	155,460	7,025,237
Groupon, Inc.(a)(b)	200,920	2,855,073
H&R Block, Inc.(b)	670,407	21,272,014
Harley-Davidson, Inc.	919,756	21,972,971

	Shares	Value
Hovnanian Enterprises, Inc. - Class A(a)	36,305	$4,082,134
Kohl’s Corp.	884,642	12,535,377
Kontoor Brands, Inc.	249,172	18,279,258
La-Z-Boy, Inc.	181,901	6,319,241
Leggett & Platt, Inc.	1,069,046	11,620,530
Macy’s, Inc.	1,831,272	35,801,368
MarineMax, Inc.(a)(b)	148,134	4,257,371
McGraw Hill, Inc.(a)(b)	194,825	2,355,434
Mobileye Global, Inc. - Class A(a)(b)	1,261,661	10,963,834
Mohawk Industries, Inc.(a)	234,514	24,755,298
Monarch Casino & Resort, Inc.(b)	49,924	5,925,480
Peloton Interactive, Inc. - Class A(a)	3,169,935	17,276,146
Perdoceo Education Corp.	236,560	8,028,846
Polaris, Inc.	421,155	27,909,942
Sally Beauty Holdings, Inc.(a)(b)	582,398	8,258,404
Signet Jewelers Ltd.	280,547	24,977,099
Smith & Wesson Brands, Inc.	152,268	2,366,245
Sonos, Inc.(a)(b)	359,400	5,329,902
Strategic Education, Inc.	73,984	5,800,346
Sturm Ruger & Co., Inc.	39,074	1,695,030
Taylor Morrison Home Corp.(a)	532,288	32,331,173
Toll Brothers, Inc.	414,822	58,962,799
Udemy, Inc.(a)	545,797	2,587,078
Upbound Group, Inc.	411,116	8,123,652
Visteon Corp.(b)	121,517	13,574,664
Winnebago Industries, Inc.(b)	155,924	5,084,682
		1,005,545,511
Consumer Staples - 4.3%
BellRing Brands, Inc.(a)	573,380	10,206,164
Boston Beer Co., Inc. - Class A(a)	36,264	8,596,018
Cal-Maine Foods, Inc.(b)	359,253	27,755,887
Coty, Inc. - Class A - Class A(a)(b)	2,898,074	7,129,262
Flowers Foods, Inc.(b)	1,418,894	12,855,180
Fresh Del Monte Produce, Inc.	172,610	7,230,633
Herbalife Ltd.(a)	642,274	10,661,748
Maplebear, Inc.(a)	928,977	39,342,176
Seneca Foods Corp. - Class A(a)	38,652	5,405,869
Simply Good Foods Co.(a)	464,585	6,211,501
Spectrum Brands Holdings, Inc.	160,586	13,264,404
		148,658,842
Energy - 10.3%
APA Corp.	1,829,201	74,503,357
California Resources Corp.	344,696	23,528,949
Chord Energy Corp.	218,932	31,876,499
Crescent Energy Co. - Class A(b)	1,905,410	25,627,764
Devon Energy Corp.	1,363,269	70,031,129
Dorian LPG Ltd.	181,243	6,986,918
Forum Energy Technologies, Inc.(a)	45,996	2,891,768
Helix Energy Solutions Group, Inc.(a)	530,160	5,487,156
Innovex International, Inc.(a)	250,089	6,944,971
NOV, Inc.	1,855,091	37,955,162
Oil States International, Inc.(a)	241,404	2,771,318
Par Pacific Holdings, Inc.(a)	258,570	16,980,292
Riley Exploration Permian, Inc.	79,190	2,864,302

The accompanying notes are an integral part of these financial statements.

93

PACER US SMALL CAP CASH COWS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - (Continued)
Scorpio Tankers, Inc.	197,163	$16,035,267
Teekay Tankers Ltd.	69,027	5,422,071
Tidewater, Inc.(a)(b)	179,767	16,058,586
World Kinect Corp.	312,708	8,433,735
		354,399,244
Health Care - 9.2%
Alkermes PLC(a)(b)	675,264	22,763,149
AMN Healthcare Services, Inc.(a)	301,372	6,169,085
Amphastar Pharmaceuticals, Inc.(a)	254,138	5,580,870
ANI Pharmaceuticals, Inc.(a)	83,633	6,644,642
BioCryst Pharmaceuticals, Inc.(a)(b)	1,555,408	14,247,537
Catalyst Pharmaceuticals, Inc.(a)	350,781	9,867,469
Collegium Pharmaceutical, Inc.(a)	249,483	8,415,062
CONMED Corp.	157,138	5,760,679
CorMedix, Inc.(a)(b)	574,605	4,361,252
Doximity, Inc. - Class A(a)	492,712	12,041,881
Emergent BioSolutions, Inc.(a)	411,886	3,389,822
Exelixis, Inc.(a)	828,804	36,848,626
GoodRx Holdings, Inc. - Class A(a)	736,194	1,737,418
Haemonetics Corp.(a)	200,930	12,073,884
Harmony Biosciences Holdings, Inc.(a)(b)	313,658	9,804,949
Incyte Corp.(a)	560,775	53,425,034
Innoviva, Inc.(a)	347,218	7,982,542
Ironwood Pharmaceuticals, Inc.(a)	1,122,752	4,631,352
Jazz Pharmaceuticals PLC(a)	259,803	52,745,205
Nutex Health, Inc.(a)(b)	28,391	3,384,207
Pacira BioSciences, Inc.(a)	228,181	5,816,334
Pediatrix Medical Group, Inc.(a)	504,833	11,363,791
Progyny, Inc.(a)	428,083	7,953,782
Rigel Pharmaceuticals, Inc.(a)	113,201	3,271,509
Tactile Systems Technology, Inc.(a)	58,038	1,336,035
Theravance Biopharma, Inc.(a)	290,162	4,857,312
		316,473,428
Industrials - 8.0%
ABM Industries, Inc.	329,172	13,430,218
Alight, Inc. - Class A	3,649,130	3,019,290
Atkore, Inc.	131,337	10,263,987
AZZ, Inc.	135,170	19,334,717
Blue Bird Corp.(a)	119,035	7,631,334
Concentrix Corp.(b)	348,864	8,309,940
Genpact Ltd.	738,111	25,649,357
Gibraltar Industries, Inc.(a)	113,684	4,437,087
Healthcare Services Group, Inc.(a)	276,612	5,922,263
Janus International Group, Inc.(a)	856,277	4,452,640
Korn/Ferry International	185,305	12,311,664
Legalzoom.com, Inc.(a)	903,608	5,828,272
Lyft, Inc. - Class A(a)	3,147,547	44,537,790
Pitney Bowes, Inc.(b)	1,154,198	17,843,901
Resolute Holdings Management, Inc.(a)	28,860	3,927,557
Robert Half, Inc.(b)	466,185	12,405,183
Rush Enterprises, Inc. - Class A	362,347	26,824,548
TriNet Group, Inc.	235,044	10,760,314

	Shares	Value
Tutor Perini Corp.	326,704	$30,357,336
Upwork, Inc.(a)(b)	713,889	7,388,751
		274,636,149
Information Technology - 26.3%(c)
Amdocs Ltd.	444,072	28,718,136
BILL Holdings, Inc.(a)	326,226	12,396,588
Blackbaud, Inc.(a)	180,543	6,710,783
Box, Inc. - Class A(a)	494,980	11,978,516
Cirrus Logic, Inc.(a)	177,379	28,926,967
Diebold Nixdorf, Inc.(a)(b)	128,870	9,898,505
Docusign, Inc.(a)	819,437	37,685,908
Dolby Laboratories, Inc. - Class A	245,065	15,718,469
Dropbox, Inc. - Class A(a)	1,374,669	33,390,710
DXC Technology Co.(a)(b)	1,373,229	15,544,952
EPAM Systems, Inc.(a)(b)	174,338	19,836,178
Everforth, Inc.(a)	309,265	6,525,491
Five9, Inc.(a)	399,474	6,870,953
Freshworks, Inc. - Class A(a)	1,061,373	8,660,804
Gartner, Inc.(a)(b)	275,076	40,846,035
Gen Digital, Inc.	2,863,317	55,233,385
Gitlab, Inc. - Class A(a)	417,128	9,235,214
GoDaddy, Inc. - Class A(a)	757,794	65,768,941
Grid Dynamics Holdings, Inc.(a)	153,446	873,108
Harmonic, Inc.(a)	404,228	4,620,326
Ingram Micro Holding Corp.(b)	165,870	5,103,820
Insight Enterprises, Inc.(a)	134,945	9,837,490
Itron, Inc.(a)(b)	165,244	13,847,447
LiveRamp Holdings, Inc.(a)	236,498	6,912,837
Mitek Systems, Inc.(a)	169,504	2,366,276
NetApp, Inc.	636,503	70,505,437
NetScout Systems, Inc.(a)	359,131	12,102,715
Nutanix, Inc. - Class A(a)	771,942	31,564,708
PagerDuty, Inc.(a)	564,012	3,750,680
Penguin Solutions, Inc.(a)(b)	260,569	7,923,903
Progress Software Corp.(a)	254,221	7,080,055
Qorvo, Inc.(a)	297,346	28,015,940
Qualys, Inc.(a)	119,284	10,369,358
Rapid7, Inc.(a)	456,972	2,696,135
RingCentral, Inc. - Class A(b)	539,937	21,716,266
ScanSource, Inc.(a)	129,438	5,322,491
Skyworks Solutions, Inc.	764,496	53,644,684
Sprinklr, Inc. - Class A(a)	846,216	4,163,383
Sprout Social, Inc. - Class A(a)	260,518	1,563,108
TD Synnex Corp.	354,151	80,810,175
Tenable Holdings, Inc.(a)	481,896	10,066,807
Teradata Corp.(a)(b)	419,082	11,042,811
Yext, Inc.(a)	387,360	1,495,210
Zoom Communications, Inc. - Class A(a)	851,686	82,741,295
		904,083,000
Materials - 1.5%
Cabot Corp.	240,526	18,510,881
Ingevity Corp.(a)	165,486	12,608,378
NewMarket Corp.	32,750	22,126,555
		53,245,814

The accompanying notes are an integral part of these financial statements.

94

PACER US SMALL CAP CASH COWS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate - 0.1%
Marcus & Millichap, Inc.	89,736	$2,493,764
TOTAL COMMON STOCKS (Cost $3,174,065,812)		3,385,350,207
REAL ESTATE INVESTMENT TRUSTS - 1.5%
Real Estate - 1.5%
Easterly Government Properties, Inc.(b)	345,226	8,081,741
Innovative Industrial Properties, Inc.	129,576	7,029,498
Millrose Properties, Inc.	1,215,144	37,268,466
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $50,683,816)		52,379,705
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	205,161,093	205,161,093
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $205,161,093)		205,161,093
TOTAL INVESTMENTS - 105.9% (Cost $3,429,910,721)		$3,642,891,005
Liabilities in Excess of Other Assets - (5.9)%		(203,583,511)
TOTAL NET ASSETS - 100.0%		$3,439,307,494

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $200,897,159.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

95

PACER US SMALL CAP CASH COWS GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 100.0%
Communication Services - 4.2%
Cable One, Inc.(a)	693	$63,403
Cargurus, Inc.(a)	3,969	144,710
DoubleVerify Holdings, Inc.(a)	8,210	90,474
Iridium Communications, Inc.	5,758	224,965
Match Group, Inc.(b)	3,686	137,930
YELP, Inc.(a)	3,804	104,990
Ziff Davis, Inc.(a)	2,310	105,706
ZoomInfo Technologies, Inc.(a)	13,037	81,481
		953,659
Consumer Discretionary - 7.2%
ADT, Inc.	20,428	153,823
Buckle, Inc.	2,748	152,816
Covista, Inc.(a)	919	105,887
Etsy, Inc.(a)(b)	3,293	211,872
Frontdoor, Inc.(a)	3,510	240,891
Kontoor Brands, Inc.	1,675	122,878
Laureate Education, Inc.(a)	7,217	217,196
Monarch Casino & Resort, Inc.	1,305	154,890
Perdoceo Education Corp.	4,582	155,513
Winmark Corp.	334	127,084
		1,642,850
Consumer Staples - 0.9%
Cal-Maine Foods, Inc.(b)	1,107	85,527
National Beverage Corp.(a)	3,284	112,378
Tootsie Roll Industries, Inc.	1	26
		197,931
Energy - 13.5%
Cactus, Inc. - Class A	6,654	370,761
California Resources Corp.	4,090	279,184
Crescent Energy Co. - Class A(b)	22,722	305,611
Dorian LPG Ltd.	8,097	312,139
Innovex International, Inc.(a)	18,240	506,525
Kodiak Gas Services, Inc.	8,124	550,807
Magnolia Oil & Gas Corp. - Class A	7,318	221,296
SM Energy Co.	3,980	123,499
Tidewater, Inc.(a)	4,250	379,653
		3,049,475
Health Care - 18.8%
Alkermes PLC(a)(b)	6,234	210,148
Amphastar Pharmaceuticals, Inc.(a)	4,690	102,992
ANI Pharmaceuticals, Inc.(a)	1,464	116,315
Catalyst Pharmaceuticals, Inc.(a)	9,361	263,325
Certara, Inc.(a)	12,695	77,820
Collegium Pharmaceutical, Inc.(a)	5,542	186,932
Corcept Therapeutics, Inc.(a)	2,211	102,856
Embecta Corp.	10,367	94,858
Harmony Biosciences Holdings, Inc.(a)(b)	3,640	113,786
Innoviva, Inc.(a)	9,944	228,613
Krystal Biotech, Inc.(a)(b)	2,547	667,976
LeMaitre Vascular, Inc.	2,081	228,390

	Shares	Value
Ligand Pharmaceuticals, Inc.(a)	1,317	$302,186
Merit Medical Systems, Inc.(a)	1,640	111,815
Pacira BioSciences, Inc.(a)(b)	4,674	119,140
Prestige Brands Holdings, Inc.(a)	2,667	150,205
Progyny, Inc.(a)	5,513	102,432
Protagonist Therapeutics, Inc.(a)(b)	4,916	486,537
TransMedics Group, Inc.(a)(b)	2,391	240,989
Veracyte, Inc.(a)	8,199	269,911
Waystar Holding Corp.(a)	3,609	77,142
		4,254,368
Industrials - 23.1%
Argan, Inc.	1,500	1,004,970
Armstrong World Industries, Inc.	730	124,385
AZZ, Inc.	2,121	303,388
CSW Industrials, Inc.	750	218,400
Enerpac Tool Group Corp.	4,003	140,505
ESCO Technologies, Inc.	1,364	441,868
Hayward Holdings, Inc.(a)	10,847	162,814
Kadant, Inc.	586	171,774
Legalzoom.com, Inc.(a)	13,352	86,120
Liquidity Services, Inc.(a)	8,653	308,479
Lyft, Inc. - Class A(a)	8,796	124,463
OPENLANE, Inc.(a)	5,462	171,725
Paycom Software, Inc.	593	75,169
Pitney Bowes, Inc.	12,035	186,061
Powell Industries, Inc.(b)	4,092	1,134,589
Upwork, Inc.(a)	9,745	100,861
Verra Mobility Corp.(a)	5,795	85,940
WillScot Holdings Corp.(b)	6,864	155,401
Zurn Elkay Water Solutions Corp.	4,791	248,940
		5,245,852
Information Technology - 28.5%(c)
A10 Networks, Inc.	9,480	252,926
ACI Worldwide, Inc.(a)	2,654	114,706
Adeia, Inc.	15,691	499,758
Agilysys, Inc.(a)	1,246	79,819
Alarm.com Holdings, Inc.(a)	2,312	102,676
Badger Meter, Inc.	757	91,529
BlackLine, Inc.(a)	2,274	71,063
Box, Inc. - Class A(a)	3,731	90,290
Clear Secure, Inc. - Class A(b)	7,564	403,842
CTS Corp.	6,157	351,565
Digi International, Inc.(a)(b)	7,624	427,249
DigitalOcean Holdings, Inc.(a)(b)	7,984	769,897
Harmonic, Inc.(a)	22,401	256,044
Itron, Inc.(a)(b)	1,100	92,180
Knowles Corp.(a)	12,137	378,553
Life360, Inc.(a)	1,871	80,621
LiveRamp Holdings, Inc.(a)	5,251	153,487
Napco Security Technologies, Inc.	6,251	292,234
NetScout Systems, Inc.(a)	8,186	275,868
Power Integrations, Inc.(b)	3,896	283,278
Progress Software Corp.(a)	3,695	102,906

The accompanying notes are an integral part of these financial statements.

96

PACER US SMALL CAP CASH COWS GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Q2 Holdings, Inc.(a)	1,656	$84,042
Qorvo, Inc.(a)	1,653	155,746
Ralliant Corp.	4,828	219,384
RingCentral, Inc. - Class A	6,806	273,737
Sprinklr, Inc. - Class A(a)	14,860	73,111
SPS Commerce, Inc.(a)	1,175	65,941
Teradata Corp.(a)	16,070	423,445
		6,465,897
Materials - 2.4%
Balchem Corp.	1,280	206,874
Ingevity Corp.(a)	4,315	328,760
		535,634
Utilities - 1.4%
Clearway Energy, Inc. - Class C	8,044	324,656
TOTAL COMMON STOCKS (Cost $18,766,110)		22,670,322
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	4,233,041	4,233,041
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,233,041)		4,233,041
TOTAL INVESTMENTS - 118.7% (Cost $22,999,151)		$26,903,363
Liabilities in Excess of Other Assets - (18.7)%		(4,230,914)
TOTAL NET ASSETS - 100.0%		$22,672,449

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $4,202,399.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

97

PACER WEALTHSHIELD ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

	Shares	Value
COMMON STOCKS - 80.4%
Consumer Staples - 20.1%
Altria Group, Inc.	3,374	$245,121
Archer-Daniels-Midland Co.	966	72,006
Brown-Forman Corp. - Class B	343	8,839
Bunge Global SA	272	34,563
Campbell’s Co.	396	8,233
Casey’s General Stores, Inc.	75	61,661
Church & Dwight Co., Inc.	476	46,201
Clorox Co.	243	23,435
Coca-Cola Co.	7,782	612,910
Colgate-Palmolive Co.	1,620	138,283
Conagra Brands, Inc.	962	13,805
Constellation Brands, Inc. - Class A	282	44,156
Costco Wholesale Corp.	892	904,961
Dollar General Corp.	442	51,219
Dollar Tree, Inc.(a)	372	36,125
Estee Lauder Cos., Inc. - Class A	497	38,125
General Mills, Inc.	1,073	37,888
Hershey Co.	298	55,350
Hormel Foods Corp.	586	12,581
J M Smucker Co.	214	20,978
Kenvue, Inc.	3,851	67,508
Keurig Dr Pepper, Inc.	2,731	80,291
Kimberly-Clark Corp.	667	65,653
Kroger Co.	1,170	79,642
McCormick & Co., Inc.	510	25,928
Molson Coors Beverage Co. - Class B	340	14,532
Mondelez International, Inc. - Class A	2,577	158,331
Monster Beverage Corp.(a)	1,434	110,518
PepsiCo, Inc.	2,747	435,372
Philip Morris International, Inc.	3,129	516,504
Procter & Gamble Co.	4,671	687,057
Sysco Corp.	963	71,946
Target Corp.	910	118,072
The Kraft Heinz Co.	1,713	38,817
Tyson Foods, Inc. - Class A	567	36,328
Walmart, Inc.	8,811	1,162,435
		6,135,374
Energy - 20.5%
APA Corp.	1,022	41,626
Baker Hughes Co.	2,847	198,350
Chevron Corp.	5,401	1,044,067
ConocoPhillips	3,530	444,003
Coterra Energy, Inc.	2,186	78,499
Devon Energy Corp.	1,787	91,798
Diamondback Energy, Inc.	559	114,947
EOG Resources, Inc.	1,563	219,711
EQT Corp.	1,798	108,024
Expand Energy Corp.	686	70,075
Exxon Mobil Corp.	12,041	1,858,288
Halliburton Co.	2,413	102,070
Kinder Morgan, Inc.	5,641	185,420

	Shares	Value
Marathon Petroleum Corp.	850	$211,046
Occidental Petroleum Corp.	2,072	125,522
ONEOK, Inc.	1,813	167,630
Phillips 66	1,161	207,993
SLB Ltd.	4,309	245,096
Targa Resources Corp.	619	160,990
Texas Pacific Land Corp.	167	74,093
Valero Energy Corp.	879	222,018
Williams Cos., Inc.	3,519	268,535
		6,239,801
Health Care - 19.9%
4D Molecular Therapeutics, Inc.(a)	1,091	9,677
AbbVie, Inc.	303	64,030
ABIOMED INC(a)(b)	64	0
Absci Corp.(a)	3,683	18,323
Acadia Pharmaceuticals, Inc.(a)	2,777	62,344
ADMA Biologics, Inc.(a)	4,000	41,000
Agios Pharmaceuticals, Inc.(a)	1,570	43,960
Akebia Therapeutics, Inc.(a)	5,000	6,900
Alkermes PLC(a)	2,483	83,702
Allogene Therapeutics, Inc.(a)	4,316	9,193
Alnylam Pharmaceuticals, Inc.(a)	215	66,540
Altimmune, Inc.(a)	3,535	9,191
Amgen, Inc.	183	63,364
AnaptysBio, Inc.(a)	416	27,344
Anavex Life Sciences Corp.(a)	2,197	7,338
Annexon, Inc.(a)	3,107	18,238
Apellis Pharmaceuticals, Inc.(a)	2,759	112,981
Apogee Therapeutics, Inc.(a)	923	76,507
Arbutus Biopharma Corp.(a)	1,878	7,888
Arcus Biosciences, Inc.(a)	1,760	44,880
Arcutis Biotherapeutics, Inc.(a)	2,797	64,946
Ardelyx, Inc.(a)	6,234	39,461
ArriVent Biopharma, Inc.(a)	569	17,690
Arrowhead Pharmaceuticals, Inc.(a)	1,187	87,221
ARS Pharmaceuticals, Inc.(a)	1,798	14,851
Beam Therapeutics, Inc.(a)	2,644	80,193
Bicara Therapeutics, Inc.(a)	581	12,538
BioCryst Pharmaceuticals, Inc.(a)	5,415	49,601
Biogen, Inc.(a)	362	68,519
Biohaven Ltd.(a)	3,127	29,988
BioMarin Pharmaceutical, Inc.(a)	1,143	61,619
Bridgebio Pharma, Inc.(a)	966	68,692
Capricor Therapeutics, Inc.(a)	953	32,002
CareDx, Inc.(a)	1,203	25,034
Catalyst Pharmaceuticals, Inc.(a)	1,845	51,900
Celcuity, Inc.(a)	596	72,325
Celldex Therapeutics, Inc.(a)	994	32,683
CG oncology, Inc.(a)	1,039	69,343
Cogent Biosciences, Inc.(a)	1,911	68,395
Compass Therapeutics, Inc.(a)	2,994	5,299
Corvus Pharmaceuticals, Inc.(a)	1,721	26,142
CRISPR Therapeutics AG(a)	1,381	72,282

The accompanying notes are an integral part of these financial statements.

98

PACER WEALTHSHIELD ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Cullinan Therapeutics, Inc.(a)	1,062	$13,859
Cytokinetics, Inc.(a)	1,083	69,280
CytomX Therapeutics, Inc.(a)	3,666	15,471
Damora Therapeutics, Inc.(a)	78	2,001
Denali Therapeutics, Inc.(a)	2,303	43,112
Dianthus Therapeutics, Inc.(a)	477	41,881
Disc Medicine, Inc.(a)	823	54,277
Dyne Therapeutics, Inc.(a)	2,797	49,087
Emergent BioSolutions, Inc.(a)	1,302	10,715
Erasca, Inc.(a)	3,851	41,013
Exelixis, Inc.(a)	1,651	73,403
First Tracks Biotherapeutics, Inc.(a)	416	9,680
Geron Corp.(a)	13,506	20,799
Gilead Sciences, Inc.	472	61,756
GRAIL, Inc.(a)	847	46,145
Halozyme Therapeutics, Inc.(a)	1,037	66,015
Hyperliquid Strategies, Inc.(a)	2,030	12,221
Ideaya Biosciences, Inc.(a)	1,325	38,557
ImmunityBio, Inc.(a)	8,336	59,186
Immunome, Inc.(a)	2,388	54,781
Immunovant, Inc.(a)	2,088	56,679
Incyte Corp.(a)	728	69,357
Inhibrx Biosciences, Inc.(a)	241	31,140
Insmed, Inc.(a)	495	67,483
Intellia Therapeutics, Inc.(a)	3,053	41,154
Invivyd, Inc.(a)	4,682	6,555
Ionis Pharmaceuticals, Inc.(a)	922	68,929
Iovance Biotherapeutics, Inc.(a)	6,618	22,236
Ironwood Pharmaceuticals, Inc.(a)	3,311	13,658
Janux Therapeutics, Inc.(a)	1,158	16,640
KalVista Pharmaceuticals, Inc.(a)	876	23,354
Kodiak Sciences, Inc.(a)	1,093	47,524
Krystal Biotech, Inc.(a)	270	70,810
Kura Oncology, Inc.(a)	2,051	18,110
Kymera Therapeutics, Inc.(a)	846	68,585
Lexeo Therapeutics, Inc.(a)	1,542	8,782
Madrigal Pharmaceuticals, Inc.(a)	160	82,782
MannKind Corp.(a)	8,889	25,156
MiMedx Group, Inc.(a)	1,890	6,350
Mineralys Therapeutics, Inc.(a)	1,442	38,429
Mirum Pharmaceuticals, Inc.(a)	751	73,080
Moderna, Inc.(a)	1,232	56,598
Monte Rosa Therapeutics, Inc.(a)	1,599	30,621
Myriad Genetics, Inc.(a)	1,789	8,498
Natera, Inc.(a)	351	72,362
Neurocrine Biosciences, Inc.(a)	532	70,048
Novavax, Inc.(a)	3,797	30,091
Nurix Therapeutics, Inc.(a)	2,285	38,160
Nuvalent, Inc. - Class A(a)	689	69,093
Ocugen, Inc.(a)	4,324	7,481
Olema Pharmaceuticals, Inc.(a)	2,010	28,964
ORIC Pharmaceuticals, Inc.(a)	1,765	17,438

	Shares	Value
Oruka Therapeutics, Inc.(a)	619	$42,346
Palvella Therapeutics, Inc.(a)	223	28,615
Perspective Therapeutics, Inc.(a)	1,419	5,534
Praxis Precision Medicines, Inc.(a)	232	73,969
Precigen, Inc.(a)	4,879	20,297
Prime Medicine, Inc.(a)	3,295	11,681
Protagonist Therapeutics, Inc.(a)	715	70,764
Prothena Corp. PLC(a)	814	9,003
PTC Therapeutics, Inc.(a)	1,050	68,313
Recursion Pharmaceuticals, Inc. - Class A(a)	13,613	47,101
Regeneron Pharmaceuticals, Inc.	89	62,928
REGENXBIO, Inc.(a)	1,129	10,127
Relay Therapeutics, Inc.(a)	2,302	29,834
Replimune Group, Inc.(a)	1,811	4,654
Revolution Medicines, Inc.(a)	692	99,731
Rhythm Pharmaceuticals, Inc.(a)	766	62,322
Rigel Pharmaceuticals, Inc.(a)	576	16,646
Rocket Pharmaceuticals, Inc.(a)	2,158	7,510
Roivant Sciences Ltd.(a)	2,331	66,503
Sana Biotechnology, Inc.(a)	5,405	17,782
Sarepta Therapeutics, Inc.(a)	2,487	51,929
Savara, Inc.(a)	2,888	15,133
Scholar Rock Holding Corp.(a)	1,597	74,436
SELLAS Life Sciences Group, Inc.(a)	3,813	18,874
Sionna Therapeutics, Inc.(a)	338	13,081
Soleno Therapeutics, Inc.(a)	1,217	64,282
Spyre Therapeutics, Inc.(a)	870	64,771
Stoke Therapeutics, Inc.(a)	916	29,972
Summit Therapeutics, Inc.(a)	3,960	84,982
Syndax Pharmaceuticals, Inc.(a)	1,906	40,846
Tango Therapeutics, Inc.(a)	1,604	34,678
Taysha Gene Therapies, Inc.(a)	4,584	29,292
TG Therapeutics, Inc.(a)	2,458	83,031
Travere Therapeutics, Inc.(a)	2,330	98,140
Twist Bioscience Corp.(a)	1,471	85,980
Tyra Biosciences, Inc.(a)	533	18,522
Ultragenyx Pharmaceutical, Inc.(a)	2,529	62,441
uniQure NV(a)	1,380	27,531
United Therapeutics Corp.(a)	127	72,561
Vanda Pharmaceuticals, Inc.(a)	1,411	10,018
Vaxcyte, Inc.(a)	1,198	68,574
Vera Therapeutics, Inc.(a)	1,556	55,409
Veracyte, Inc.(a)	1,593	52,442
Verastem, Inc.(a)	1,668	9,107
Vericel Corp.(a)	908	31,535
Vertex Pharmaceuticals, Inc.(a)	140	59,833
Viking Therapeutics, Inc.(a)	1,928	60,115
Vir Biotechnology, Inc.(a)	2,054	20,982
Viridian Therapeutics, Inc.(a)	2,170	29,252
Vor BioPharma, Inc.(a)	772	11,063
Xencor, Inc.(a)	1,155	13,779
Zenas Biopharma, Inc.(a)	736	14,220
		6,055,981

The accompanying notes are an integral part of these financial statements.

99

PACER WEALTHSHIELD ETF
SCHEDULE OF INVESTMENTS
April 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - 19.9%
Air Products & Chemicals, Inc.	1,121	$336,356
Albemarle Corp.	593	116,643
Amcor PLC	2,326	88,481
Avery Dennison Corp.	389	63,769
Ball Corp.	1,349	82,397
CF Industries Holdings, Inc.	785	97,497
Corteva, Inc.	3,386	274,300
CRH PLC	3,374	399,549
Dow, Inc.	3,612	146,250
DuPont de Nemours, Inc.	2,060	94,060
Ecolab, Inc.	1,283	334,350
Freeport-McMoRan, Inc.	7,235	418,038
International Flavors & Fragrances, Inc.	1,289	90,488
International Paper Co.	2,658	80,856
Linde PLC	2,351	1,178,180
LyondellBasell Industries NV - Class A	1,296	96,682
Martin Marietta Materials, Inc.	304	188,197
Newmont Goldcorp Corp.	5,494	610,328
Nucor Corp.	1,152	259,534
Packaging Corp. of America	450	96,053
PPG Industries, Inc.	1,130	122,605
Sherwin-Williams Co.	1,161	373,389
Smurfit WestRock PLC	2,630	100,966
Steel Dynamics, Inc.	691	158,004
The Mosaic Co.	1,598	37,185
Vulcan Materials Co.	665	200,657
		6,044,814
TOTAL COMMON STOCKS (Cost $24,479,422)		24,475,970
RIGHTS - 0.0%(c)
Health Care - 0.0%(c)
Pfizer, Inc., Expires 11/16/2026, Exercise Price $20.65(a)(b)	1,297	6,356
Roche Holding AG, Expires 10/28/2026, Exercise Price $1.00(a)(b)	2,242	762
TOTAL RIGHTS (Cost $0)		7,118
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 15.9%
3.62%, 07/02/2026(d)	$4,861,000	4,830,820
TOTAL U.S. TREASURY BILLS (Cost $4,830,961)		4,830,820
TOTAL INVESTMENTS - 96.3% (Cost $29,310,383)		$29,313,908
Other Assets in Excess of Liabilities - 3.7%		1,141,880
TOTAL NET ASSETS - 100.0%		$30,455,788

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $7,118 or 0.0% of net assets as of April 30, 2026.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown is the annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

100

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026

	Pacer Aristotle Pacific Floating Rate High Income ETF	Pacer Cash Cows Fund of Funds ETF	Pacer CFRA- Stovall Equal Weight Seasonal Rotation ETF	Pacer Data & Infrastructure Real Estate ETF	Pacer Data and Digital Revolution ETF
ASSETS:
Investments in unaffiliated securities, at value	$592,805,010	$—	$15,131,666	$433,104,129	$644,834,785
Investments in affiliated securities, at value	—	94,692,224	—	—	—
Cash and cash equivalents	28,243,874	47,976	7,056	1,788,238	348,025
Receivable for fund shares sold	2,797,200	—	—	—	—
Interest receivable	2,355,713	125	18	887	783
Receivable for investments sold	894,015	—	—	479,015	260,100
Security lending income receivable	2,053	75	238	13,207	3,490
Dividends receivable	—	—	4,356	107,562	31,341
Dividend tax reclaims receivable	—	—	83	8,801	14,496
Total assets	627,097,865	94,740,400	15,143,417	435,501,839	645,493,020
LIABILITIES:
Payable for investments purchased	15,222,556	—	—	1,681,679	—
Payable upon return of securities loaned	7,775,439	—	1,743,312	38,203,899	30,940,289
Payable to Adviser	296,550	11,439	6,439	153,919	210,255
Payable for fund shares redeemed	—	—	—	—	—
Payable to custodian foreign currency, at value	—	—	—	150,077	18,770
Payable for expenses and other liabilities	894	—	—	167,544	—
Total liabilities	23,295,439	11,439	1,749,751	40,357,118	31,169,314
NET ASSETS	$603,802,426	$94,728,961	$13,393,666	$395,144,721	$614,323,706
Net Assets Consist of:
Paid-in capital	$617,080,710	$75,206,109	$41,674,257	$665,778,872	$490,089,751
Total distributable earnings/(accumulated losses)	(13,278,284)	19,522,852	(28,280,591)	(270,634,151)	124,233,955
Total net assets	$603,802,426	$94,728,961	$13,393,666	$395,144,721	$614,323,706
Net assets	$603,802,426	$94,728,961	$13,393,666	$395,144,721	$614,323,706
Shares issued and outstanding (unlimited shares authorized without par value)	12,950,000	2,000,000	350,000	11,250,000	7,580,000
Net asset value per share	$46.63	$47.36	$38.27	$35.12	$81.05
Cost:
Investments in unaffiliated securities, at cost	$600,348,715	$—	$14,010,388	$394,038,120	$513,062,652
Investments in affiliated securities, at cost	$—	$74,868,317	$—	$—	$—
Loaned Securities:
at value (included in investments)	$7,630,705	$—	$1,730,345	$38,575,031	$31,190,852
Proceeds:
Foreign currency proceeds	$—	$—	$—	$147,266	$19,011

The accompanying notes are an integral part of these financial statements.

101

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026(Continued)

	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Emerging Markets Cash Cows 100 ETF	Pacer Global Cash Cows Dividend ETF	Pacer Industrial Real Estate ETF	Pacer Industrials and Logistics ETF
ASSETS:
Investments, at value	$1,775,127,208	$202,660,625	$3,338,948,352	$132,215,705	$2,262,293
Dividends receivable	7,986,983	1,533,549	12,040,641	276,020	3,119
Cash and cash equivalents	4,646,900	322,221	8,328,761	91,642	1,362
Dividend tax reclaims receivable	3,068,850	5,504	7,118,988	312,724	2,523
Receivable for investments sold	4,645	124,931	8,249	323,889	964
Interest receivable	3,933	1,162	10,274	148	5
Security lending income receivable	2,005	—	3,009	2,216	20
Foreign currency, at value	—	—	3,146,980	26,983	—
Receivable for transaction fee	—	—	2,231	—	—
Total assets	1,790,840,524	204,647,992	3,369,607,485	133,249,327	2,270,286
LIABILITIES:
Payable for investments purchased	1,723,125	59,643	4,387,677	—	—
Payable to Adviser	918,853	113,833	1,631,889	45,472	943
Payable to custodian foreign currency, at value	346,270	106,104	—	—	264
Payable upon return of securities loaned	—	—	13,919,944	19,401,123	269,393
Payable for expenses and other liabilities	4,856	16	141	46	—
Total liabilities	2,993,104	279,596	19,939,651	19,446,641	270,600
NET ASSETS	$1,787,847,420	$204,368,396	$3,349,667,834	$113,802,686	$1,999,686
Net Assets Consist of:
Paid-in capital	$1,470,649,513	$187,857,581	$2,915,734,643	$177,687,967	$1,902,221
Total distributable earnings/(accumulated losses)	317,197,907	16,510,815	433,933,191	(63,885,281)	97,465
Total net assets	$1,787,847,420	$204,368,396	$3,349,667,834	$113,802,686	$1,999,686
Net assets	$1,787,847,420	$204,368,396	$3,349,667,834	$113,802,686	$1,999,686
Shares issued and outstanding (unlimited shares authorized without par value)	40,400,000	7,450,000	72,400,000	2,850,000	60,000
Net asset value per share	$44.25	$27.43	$46.27	$39.93	$33.33
Cost:
Investments, at cost	$1,437,588,121	$179,536,601	$2,771,468,380	$131,065,473	$2,167,392
Foreign currency, at cost	$—	$—	$3,128,988	$26,547	$—
Loaned Securities:
at value (included in investments)	$—	$—	$13,148,293	$19,466,476	$267,671
Proceeds:
Foreign currency proceeds	$361,832	$106,008	$—	$—	$285

The accompanying notes are an integral part of these financial statements.

102

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026(Continued)

	Pacer International Export Leaders ETF	Pacer Lunt Large Cap Alternator ETF	Pacer Lunt Large Cap Multi-Factor Alternator ETF	Pacer Lunt MidCap Multi- Factor Alternator ETF	Pacer MSCI World Industry Advantage ETF
ASSETS:
Investments, at value	$1,035,058	$106,401,083	$232,721,277	$69,730,810	$1,101,625
Dividends receivable	2,634	66,467	244,908	16,176	807
Cash and cash equivalents	1,205	110,237	192,760	55,240	824
Dividend tax reclaims receivable	987	—	2,916	—	210
Interest receivable	2	155	476	102	1
Receivable for investments sold	—	2,226,371	—	—	—
Security lending income receivable	—	1,223	768	1,025	8
Foreign currency, at value	—	—	—	—	384
Prepaid expenses and other assets	89	—	—	—	—
Total assets	1,039,975	108,805,536	233,163,105	69,803,353	1,103,859
LIABILITIES:
Payable for investments purchased	745	—	—	—	—
Payable to Adviser	507	47,140	113,051	29,958	540
Payable for fund shares redeemed	—	2,238,685	—	—	—
Payable upon return of securities loaned	—	12,494,914	2,696,108	6,758,247	34,550
Payable for expenses and other liabilities	—	2	—	—	—
Total liabilities	1,252	14,780,741	2,809,159	6,788,205	35,090
NET ASSETS	$1,038,723	$94,024,795	$230,353,946	$63,015,148	$1,068,769
Net Assets Consist of:
Paid-in capital	$1,006,800	$330,470,115	$268,752,120	$71,224,590	$1,052,677
Total distributable earnings/(accumulated losses)	31,923	(236,445,320)	(38,398,174)	(8,209,442)	16,092
Total net assets	$1,038,723	$94,024,795	$230,353,946	$63,015,148	$1,068,769
Net assets	$1,038,723	$94,024,795	$230,353,946	$63,015,148	$1,068,769
Shares issued and outstanding (unlimited shares authorized without par value)	40,000	2,100,000	4,200,000	1,200,000	40,000
Net asset value per share	$25.97	$44.77	$54.85	$52.51	$26.72
Cost:
Investments, at cost	$1,009,947	$105,734,705	$216,942,958	$63,966,246	$1,043,166
Foreign currency, at cost	$—	$—	$—	$—	$380
Loaned Securities:
at value (included in investments)	$—	$12,464,620	$2,659,274	$6,743,432	$33,716
Proceeds:
Foreign currency proceeds	$4	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

103

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026(Continued)

	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	Pacer Nasdaq International Patent Leaders ETF	Pacer Trendpilot® 100 ETF	Pacer Trendpilot® European Index ETF	Pacer Trendpilot® Fund of Funds ETF
ASSETS:
Investments in unaffiliated securities, at value	$11,583,765	$78,154,195	$1,253,890,228	$34,816,510	$—
Investments in affiliated securities, at value	—	—	—	—	56,425,444
Cash and cash equivalents	6,006	192,657	404,691	58,077	33,527
Security lending income receivable	128	39	1,213	34	433
Interest receivable	10	426	55,943	47	74
Receivable for investments sold	—	—	—	—	—
Dividends receivable	—	192,799	35,104	140,351	—
Dividend tax reclaims receivable	—	56,238	—	283,942	—
Foreign currency, at value	—	23,230	—	—	—
Receivable for transaction fee	—	2,983	—	—	—
Total assets	11,589,909	78,622,567	1,254,387,179	35,298,961	56,459,478
LIABILITIES:
Payable upon return of securities loaned	299,286	—	9,780,743	112,772	—
Payable to Adviser	4,003	37,297	638,255	18,509	6,767
Payable for investments purchased	—	109,944	—	27,354	—
Payable to custodian foreign currency, at value	—	—	—	54,741	—
Payable for expenses and other liabilities	—	57	766	—	1
Total liabilities	303,289	147,298	10,419,764	213,376	6,768
NET ASSETS	$11,286,620	$78,475,269	$1,243,967,415	$35,085,585	$56,452,710
Net Assets Consist of:
Paid-in capital	$9,987,726	$67,588,188	$1,188,651,752	$75,231,938	$51,296,539
Total distributable earnings/(accumulated losses)	1,298,894	10,887,081	55,315,663	(40,146,353)	5,156,171
Total net assets	$11,286,620	$78,475,269	$1,243,967,415	$35,085,585	$56,452,710
Net assets	$11,286,620	$78,475,269	$1,243,967,415	$35,085,585	$56,452,710
Shares issued and outstanding (unlimited shares authorized without par value)	420,000	2,460,000	15,450,000	1,100,000	1,600,000
Net asset value per share	$26.87	$31.90	$80.52	$31.90	$35.28
Cost:
Investments in unaffiliated securities, at cost	$9,589,799	$67,196,089	$1,075,292,321	$28,981,649	$—
Investments in affiliated securities, at cost	$—	$—	$—	$—	$50,296,239
Foreign currency, at cost	$—	$23,159	$—	$—	$—
Loaned Securities:
at value (included in investments)	$293,529	$—	$9,821,938	$106,591	$—
Proceeds:
Foreign currency proceeds	$—	$—	$—	$54,811	$—

The accompanying notes are an integral part of these financial statements.

104

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026(Continued)

	Pacer Trendpilot® International ETF	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Mid Cap ETF	Pacer US Cash Cows 100 ETF
ASSETS:
Investments, at value	$182,045,080	$95,025,450	$3,248,130,552	$437,980,510	$18,304,697,104
Dividends receivable	844,052	—	913,145	65,473	21,698,576
Dividend tax reclaims receivable	362,240	—	6,919	—	706,442
Cash and cash equivalents	223,544	2,109,050	1,866,804	330,522	19,077,631
Receivable for investments sold	17,541	365,152	—	—	6,602,045
Security lending income receivable	815	1,065	3,481	6,795	13,582
Interest receivable	377	1,539,785	150,302	479	26,091
Total assets	183,493,649	99,040,502	3,251,071,203	438,383,779	18,352,821,471
LIABILITIES:
Payable to custodian foreign currency, at value	557,405	—	—	—	—
Payable for investments purchased	138,246	2,354,391	—	—	—
Payable to Adviser	95,559	48,202	1,537,785	191,659	7,278,474
Payable upon return of securities loaned	59,862	2,669,765	41,884,387	45,672,621	166,682,678
Payable for fund shares redeemed	—	—	—	—	6,350,690
Payable for expenses and other liabilities	1,145	—	2,059	7	357
Total liabilities	852,217	5,072,358	43,424,231	45,864,287	180,312,199
NET ASSETS	$182,641,432	$93,968,144	$3,207,646,972	$392,519,492	$18,172,509,272
Net Assets Consist of:
Paid-in capital	$178,567,868	$360,243,332	$3,234,157,416	$441,394,219	$18,169,597,507
Total distributable earnings/ (accumulated losses)	4,073,564	(266,275,188)	(26,510,444)	(48,874,727)	2,911,765
Total net assets	$182,641,432	$93,968,144	$3,207,646,972	$392,519,492	$18,172,509,272
Net assets	$182,641,432	$93,968,144	$3,207,646,972	$392,519,492	$18,172,509,272
Shares issued and outstanding (unlimited shares authorized without par value)	5,250,000	4,900,000	57,350,000	9,950,000	286,150,000
Net asset value per share	$34.79	$19.18	$55.93	$39.45	$63.51
Cost:
Investments, at cost	$145,551,767	$93,659,101	$2,887,882,344	$405,927,258	$16,998,110,034
Loaned Securities:
at value (included in investments)	$59,370	$2,614,811	$41,907,607	$45,527,312	$165,051,934
Proceeds:
Foreign currency proceeds	$558,020	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

105

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026(Continued)

	Pacer US Cash Cows Growth ETF	Pacer US Export Leaders ETF	Pacer US Large Cap Cash Cows Growth Leaders ETF	Pacer US Small Cap Cash Cows ETF	Pacer US Small Cap Cash Cows Growth Leaders ETF
ASSETS:
Investments, at value	$133,226,541	$47,001,930	$2,207,865,364	$3,642,891,005	$26,903,363
Cash and cash equivalents	48,140	22,574	1,032,136	2,202,405	10,898
Dividends receivable	19,674	20,890	939,504	977,077	1,255
Security lending income receivable	823	207	5,885	24,477	433
Interest receivable	85	49	1,677	4,235	18
Receivable for investments sold	—	—	—	2,394,872	—
Dividend tax reclaims receivable	—	1,073	—	—	—
Total assets	133,295,263	47,046,723	2,209,844,566	3,648,494,071	26,915,967
LIABILITIES:
Payable upon return of securities loaned	6,200,228	1,324,229	34,132,908	205,161,093	4,233,041
Payable to Adviser	62,359	21,315	862,523	1,623,676	10,477
Payable for fund shares redeemed	—	—	—	2,401,750	—
Payable for expenses and other liabilities	—	—	—	58	—
Total liabilities	6,262,587	1,345,544	34,995,431	209,186,577	4,243,518
NET ASSETS	$127,032,676	$45,701,179	$2,174,849,135	$3,439,307,494	$22,672,449
Net Assets Consist of:
Paid-in capital	$125,222,477	$42,165,412	$2,207,977,721	$4,436,057,500	$21,653,760
Total distributable earnings/(accumulated losses)	1,810,199	3,535,767	(33,128,586)	(996,750,006)	1,018,689
Total net assets	$127,032,676	$45,701,179	$2,174,849,135	$3,439,307,494	$22,672,449
Net assets	$127,032,676	$45,701,179	$2,174,849,135	$3,439,307,494	$22,672,449
Shares issued and outstanding (unlimited shares authorized without par value)	2,250,000	680,000	59,850,000	71,600,000	750,000
Net asset value per share	$56.46	$67.21	$36.34	$48.04	$30.23
Cost:
Investments, at cost	$124,240,516	$39,877,837	$2,033,877,633	$3,429,910,721	$22,999,151
Loaned Securities:
at value (included in investments)	$6,015,031	$1,337,614	$34,542,209	$200,897,159	$4,202,399

The accompanying notes are an integral part of these financial statements.

106

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026(Continued)

Pacer WealthShield ETF
ASSETS:
Investments, at value	$29,313,908
Receivable for investments sold	24,146,411
Cash and cash equivalents	1,486,758
Interest receivable	3,045
Total assets	54,950,122
LIABILITIES:
Payable for investments purchased	24,479,422
Payable to Adviser	14,870
Payable for expenses and other liabilities	42
Total liabilities	24,494,334
NET ASSETS	$30,455,788
Net Assets Consist of:
Paid-in capital	$54,685,117
Total accumulated losses	(24,229,329)
Total net assets	$30,455,788
Net assets	$30,455,788
Shares issued and outstanding (unlimited shares authorized without par value)	950,000
Net asset value per share	$32.06
Cost:
Investments, at cost	$29,310,383

The accompanying notes are an integral part of these financial statements.

107

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2026

	Pacer Aristotle Pacific Floating Rate High Income ETF	Pacer Cash Cows Fund of Funds ETF	Pacer CFRA- Stovall Equal Weight Seasonal Rotation ETF	Pacer Data & Infrastructure Real Estate ETF	Pacer Data and Digital Revolution ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$526,083	$—	$270,108	$11,021,492	$1,521,657
Less: dividend withholding taxes	—	—	(59)	(380,799)	(17,796)
Dividend income from affiliated securities	—	1,969,172	—	—	—
Less: issuance fees	—	—	(7)	(10,998)	(1,005)
Interest income	40,892,609	2,042	539	19,946	5,866
Securities lending income	27,832	108,654	4,617	329,273	21,715
Other income	336,630	—	—	—	—
Total investment income	41,783,154	2,079,868	275,198	10,978,914	1,530,437
EXPENSES:
Investment advisory fee	3,374,780	131,287	88,783	2,173,077	1,336,043
Total expenses	3,374,780	131,287	88,783	2,173,077	1,336,043
Expense reimbursement by Adviser	—	—	—	(72,962)	—
Net expenses	3,374,780	131,287	88,783	2,100,115	1,336,043
Net investment income	38,408,374	1,948,581	186,415	8,878,799	194,394
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(81,942)	—	308,343	13,247,948	2,695,578
Investments in affiliated securities	—	4,497,614	—	—	—
Foreign currency translation	—	—	—	(13,288)	(3,164)
Net realized gain (loss)	(81,942)	4,497,614	308,343	13,234,660	2,692,414
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(1,570,535)	—	1,123,428	38,774,078	128,628,529
Investments in affiliated securities	—	18,329,348	—	—	—
Foreign currency translation	—	—	—	(9,608)	254
Net change in unrealized appreciation (depreciation)	(1,570,535)	18,329,348	1,123,428	38,764,470	128,628,783
Net realized and unrealized gain (loss)	(1,652,477)	22,826,962	1,431,771	51,999,130	131,321,197
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,755,897	$24,775,543	$1,618,186	$60,877,929	$131,515,591

The accompanying notes are an integral part of these financial statements.

108

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2026(Continued)

	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Emerging Markets Cash Cows 100 ETF	Pacer Global Cash Cows Dividend ETF	Pacer Industrial Real Estate ETF	Pacer Industrials and Logistics ETF
INVESTMENT INCOME:
Dividend income	$52,817,069	$6,439,074	$128,819,547	$4,982,051	$45,833
Less: issuance fees	(51,975)	(3,212)	(184,329)	—	(22)
Less: dividend withholding taxes	(5,664,677)	(642,485)	(8,479,774)	(201,423)	(3,175)
Interest income	80,308	15,628	201,309	5,806	108
Securities lending income	80,802	1,921	204,910	10,428	522
Other income	—	—	5	—	3
Total investment income	47,261,527	5,810,926	120,561,668	4,796,862	43,269
EXPENSES:
Investment advisory fee	8,871,142	907,717	15,872,395	654,436	12,837
Total expenses	8,871,142	907,717	15,872,395	654,436	12,837
Expense reimbursement by Adviser	—	—	—	(22,287)	—
Net expenses	8,871,142	907,717	15,872,395	632,149	12,837
Net investment income	38,390,385	4,903,209	104,689,273	4,164,713	30,432
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	146,286,548	14,831,154	205,889,511	(1,066,531)	730,768
Foreign currency translation	(345,781)	(109,875)	(1,547,042)	8,344	(1,085)
Net realized gain (loss)	145,940,767	14,721,279	204,342,469	(1,058,187)	729,683
Net change in unrealized appreciation (depreciation) on:
Investments	295,522,303	21,771,316	424,761,243	13,768,728	66,131
Foreign currency translation	8,167	8,783	164,287	4,357	33
Net change in unrealized appreciation (depreciation)	295,530,470	21,780,099	424,925,530	13,773,085	66,164
Net realized and unrealized gain (loss)	441,471,237	36,501,378	629,267,999	12,714,898	795,847
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$479,861,622	$41,404,587	$733,957,272	$16,879,611	$826,279

The accompanying notes are an integral part of these financial statements.

109

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2026 (Continued)

	Pacer International Export Leaders ETF(a)	Pacer Lunt Large Cap Alternator ETF	Pacer Lunt Large Cap Multi-Factor Alternator ETF	Pacer Lunt MidCap Multi- Factor Alternator ETF	Pacer MSCI World Industry Advantage ETF
INVESTMENT INCOME:
Dividend income	$10,014	$1,710,760	$4,740,260	$862,881	$10,734
Less: dividend withholding taxes	(1,109)	(1,004)	—	(607)	(783)
Less: issuance fees	—	—	(18)	(37)	—
Interest income	19	2,678	7,691	2,015	44
Securities lending income	—	13,842	13,587	15,709	131
Other income	—	—	—	—	13
Total investment income	8,924	1,726,276	4,761,520	879,961	10,139
EXPENSES:
Investment advisory fee	2,174	643,312	1,612,445	364,564	6,271
Total expenses	2,174	643,312	1,612,445	364,564	6,271
Net investment income	6,750	1,082,964	3,149,075	515,397	3,868
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(50)	26,712,609	19,528,384	6,228,143	157,910
Foreign currency translation	99	—	—	—	(137)
Net realized gain (loss)	49	26,712,609	19,528,384	6,228,143	157,773
Net change in unrealized appreciation (depreciation) on:
Investments	25,111	4,544,397	23,982,565	9,129,857	106,297
Foreign currency translation	13	—	—	—	(6)
Net change in unrealized appreciation (depreciation)	25,124	4,544,397	23,982,565	9,129,857	106,291
Net realized and unrealized gain (loss)	25,173	31,257,006	43,510,949	15,358,000	264,064
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,923	$32,339,970	$46,660,024	$15,873,397	$267,932

(a)	Inception date of the Fund was December 22, 2025.
The accompanying notes are an integral part of these financial statements.

110

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2026(Continued)

	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	Pacer Nasdaq International Patent Leaders ETF	Pacer Trendpilot® 100 ETF	Pacer Trendpilot® European Index ETF	Pacer Trendpilot® Fund of Funds ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$40,226	$702,271	$7,494,146	$1,128,436	$—
Less: dividend withholding taxes	—	(96,125)	(26,654)	(159,843)	—
Dividend income from affiliated securities	—	—	—	—	1,308,739
Less: issuance fees	—	—	(1,533)	—	—
Interest income	180	3,966	3,677,785	1,956	1,277
Securities lending income	1,261	80	34,388	97	13,474
Other income	—	—	10	—	—
Total investment income	41,667	610,192	11,178,142	970,646	1,323,490
EXPENSES:
Investment advisory fee	37,528	172,436	8,135,916	232,875	84,233
Total expenses	37,528	172,436	8,135,916	232,875	84,233
Net investment income	4,139	437,756	3,042,226	737,771	1,239,257
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(43,232)	82,667	49,008,784	1,131,728	—
Investments in affiliated securities	—	—	—	—	2,781,723
Foreign currency translation	—	(9,949)	—	4,184	—
Net realized gain (loss)	(43,232)	72,718	49,008,784	1,135,912	2,781,723
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	2,005,478	10,548,664	178,638,135	5,381,174	—
Investments in affiliated securities	—	—	—	—	4,607,356
Foreign currency translation	—	3,522	—	4,123	—
Net change in unrealized appreciation (depreciation)	2,005,478	10,552,186	178,638,135	5,385,297	4,607,356
Net realized and unrealized gain (loss)	1,962,246	10,624,904	227,646,919	6,521,209	7,389,079
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,966,385	$11,062,660	$230,689,145	$7,258,980	$8,628,336

The accompanying notes are an integral part of these financial statements.

111

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2026(Continued)

	Pacer Trendpilot® International ETF	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Mid Cap ETF	Pacer US Cash Cows 100 ETF
INVESTMENT INCOME:
Dividend income	$4,917,713	$—	$35,832,319	$4,310,725	$472,517,925
Less: issuance fees	(10,045)	—	(382)	(63)	—
Less: dividend withholding taxes	(490,587)	—	(9,142)	(2,853)	—
Interest income	94,269	7,353,168	9,756,058	3,424,938	654,622
Securities lending income	12,222	25,475	139,072	59,249	372,283
Other income	—	263	4,281	6,228	—
Total investment income	4,523,572	7,378,906	45,722,206	7,798,224	473,544,830
EXPENSES:
Investment advisory fee	1,069,991	751,095	19,856,616	2,449,353	94,116,864
Total expenses	1,069,991	751,095	19,856,616	2,449,353	94,116,864
Net investment income	3,453,581	6,627,811	25,865,590	5,348,871	379,427,966
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,050,265	(5,018,434)	104,639,714	20,342,474	2,060,696,550
Foreign currency translation	(793,300)	—	—	—	—
Net realized gain (loss)	3,256,965	(5,018,434)	104,639,714	20,342,474	2,060,696,550
Net change in unrealized appreciation (depreciation) on:
Investments	36,484,172	224,290	360,310,555	32,069,109	1,866,287,187
Foreign currency translation	1,325	—	—	—	—
Net change in unrealized appreciation (depreciation)	36,485,497	224,290	360,310,555	32,069,109	1,866,287,187
Net realized and unrealized gain (loss)	39,742,462	(4,794,144)	464,950,269	52,411,583	3,926,983,737
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,196,043	$1,833,667	$490,815,859	$57,760,454	$4,306,411,703

The accompanying notes are an integral part of these financial statements.

112

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2026(Continued)

	Pacer US Cash Cows Growth ETF	Pacer US Export Leaders ETF	Pacer US Large Cap Cash Cows Growth Leaders ETF	Pacer US Small Cap Cash Cows ETF	Pacer US Small Cap Cash Cows Growth Leaders ETF
INVESTMENT INCOME:
Dividend income	$616,837	$390,566	$18,553,764	$70,535,610	$140,781
Less: dividend withholding taxes	—	(165)	(17,427)	—	—
Less: issuance fees	—	(81)	—	(6,930)	—
Interest income	1,890	734	57,485	136,200	505
Securities lending income	11,392	5,187	82,207	422,587	3,857
Total investment income	630,119	396,241	18,676,029	71,087,467	145,143
EXPENSES:
Investment advisory fee	590,890	226,678	11,128,962	22,650,703	112,135
Total expenses	590,890	226,678	11,128,962	22,650,703	112,135
Net investment income	39,229	169,563	7,547,067	48,436,764	33,008
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	12,991,668	7,017,749	91,724,534	514,971,624	823,116
Net realized gain (loss)	12,991,668	7,017,749	91,724,534	514,971,624	823,116
Net change in unrealized appreciation (depreciation) on:
Investments	8,054,491	8,364,328	141,362,144	668,338,168	4,318,199
Net change in unrealized appreciation (depreciation)	8,054,491	8,364,328	141,362,144	668,338,168	4,318,199
Net realized and unrealized gain (loss)	21,046,159	15,382,077	233,086,678	1,183,309,792	5,141,315
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,085,388	$15,551,640	$240,633,745	$1,231,746,556	$5,174,323

The accompanying notes are an integral part of these financial statements.

113

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2026(Continued)

Pacer WealthShield ETF
INVESTMENT INCOME:
Dividend income	$183,496
Less: issuance fees	(1)
Less: dividend withholding taxes	(1)
Interest income	462,232
Securities lending income	3,886
Total investment income	649,612
EXPENSES:
Investment advisory fee	172,767
Total expenses	172,767
Net investment income	476,845
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,126,936
Net realized gain (loss)	1,126,936
Net change in unrealized appreciation (depreciation) on:
Investments	(9,413)
Net change in unrealized appreciation (depreciation)	(9,413)
Net realized and unrealized gain (loss)	1,117,523
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,594,368

The accompanying notes are an integral part of these financial statements.

114

PACER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Aristotle Pacific Floating Rate High Income ETF		Pacer Cash Cows Fund of Funds ETF
	Year Ended April 30,		Year Ended April 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$38,408,374	$30,668,503	$1,948,581	$2,079,362
Net realized gain (loss)	(81,942)	(3,000,384)	4,497,614	4,062,943
Net change in unrealized appreciation (depreciation)	(1,570,535)	(8,678,270)	18,329,348	(5,802,723)
Net increase (decrease) in net assets from operations	36,755,897	18,989,849	24,775,543	339,582
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(38,612,119)	(30,026,014)	(1,946,250)	(2,079,362)
From return of capital	—	—	(1,084,426)	(11,498)
Total distributions to shareholders	(38,612,119)	(30,026,014)	(3,030,676)	(2,090,860)
CAPITAL TRANSACTIONS:
Shares sold	227,469,808	325,508,316	11,219,150	21,048,080
Shares redeemed	(92,887,448)	(91,817,470)	(21,152,735)	(30,416,545)
Net increase (decrease) in net assets from capital transactions	134,582,360	233,690,846	(9,933,585)	(9,368,465)
Net increase (decrease) in net assets	132,726,138	222,654,681	11,811,282	(11,119,743)
NET ASSETS:
Beginning of the year	471,076,288	248,421,607	82,917,679	94,037,422
End of the year	$603,802,426	$471,076,288	$94,728,961	$82,917,679
SHARES TRANSACTIONS
Shares sold	4,820,000	6,840,000	250,000	550,000
Shares redeemed	(1,980,000)	(1,960,000)	(500,000)	(800,000)
Total increase (decrease) in shares outstanding	2,840,000	4,880,000	(250,000)	(250,000)

The accompanying notes are an integral part of these financial statements.

115

PACER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF		Pacer Data & Infrastructure Real Estate ETF
	Year Ended April 30,		Year Ended April 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$186,415	$395,999	$8,878,799	$8,913,453
Net realized gain (loss)	308,343	(1,934,212)	13,234,660	(24,027,355)
Net change in unrealized appreciation (depreciation)	1,123,428	6,247	38,764,470	93,264,010
Net increase (decrease) in net assets from operations	1,618,186	(1,531,966)	60,877,929	78,150,108
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(200,948)	(381,571)	(11,791,086)	(7,675,002)
Total distributions to shareholders	(200,948)	(381,571)	(11,791,086)	(7,675,002)
CAPITAL TRANSACTIONS:
Shares sold	—	—	16,132,470	42,453,770
Shares redeemed	(8,638,650)	(16,611,710)	(102,668,010)	(101,559,955)
ETF transaction fees (See Note 1)	—	—	10,285	52,704
Net increase (decrease) in net assets from capital transactions	(8,638,650)	(16,611,710)	(86,525,255)	(59,053,481)
Net increase (decrease) in net assets	(7,221,412)	(18,525,247)	(37,438,412)	11,421,625
NET ASSETS:
Beginning of the year	20,615,078	39,140,325	432,583,133	421,161,508
End of the year	$13,393,666	$20,615,078	$395,144,721	$432,583,133
SHARES TRANSACTIONS
Shares sold	—	—	500,000	1,400,000
Shares redeemed	(250,000)	(450,000)	(3,300,000)	(3,350,000)
Total increase (decrease) in shares outstanding	(250,000)	(450,000)	(2,800,000)	(1,950,000)

The accompanying notes are an integral part of these financial statements.

116

PACER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Pacer Data and Digital Revolution ETF		Pacer Developed Markets International Cash Cows 100 ETF
	Year Ended April 30,		Year Ended April 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$194,394	$64,698	$38,390,385	$41,232,763
Net realized gain (loss)	2,692,414	1,107,831	145,940,767	23,397,082
Net change in unrealized appreciation (depreciation)	128,628,783	1,553,080	295,530,470	(19,997,482)
Net increase (decrease) in net assets from operations	131,515,591	2,725,609	479,861,622	44,632,363
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(46,036)	(154,338)	(34,217,793)	(63,128,996)
Total distributions to shareholders	(46,036)	(154,338)	(34,217,793)	(63,128,996)
CAPITAL TRANSACTIONS:
Shares sold	448,330,506	28,678,978	702,274,840	221,721,448
Shares redeemed	(19,967,978)	(5,574,412)	(410,225,625)	(558,583,800)
ETF transaction fees (See Note 1)	3,749	—	121,831	193,091
Net increase (decrease) in net assets from capital transactions	428,366,277	23,104,566	292,171,046	(336,669,261)
Net increase (decrease) in net assets	559,835,832	25,675,837	737,814,875	(355,165,894)
NET ASSETS:
Beginning of the year	54,487,874	28,812,037	1,050,032,545	1,405,198,439
End of the year	$614,323,706	$54,487,874	$1,787,847,420	$1,050,032,545
SHARES TRANSACTIONS
Shares sold	6,720,000	580,000	18,600,000	7,200,000
Shares redeemed	(320,000)	(120,000)	(11,250,000)	(18,650,000)
Total increase (decrease) in shares outstanding	6,400,000	460,000	7,350,000	(11,450,000)

The accompanying notes are an integral part of these financial statements.

117

PACER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Pacer Emerging Markets Cash Cows 100 ETF		Pacer Global Cash Cows Dividend ETF
	Year Ended April 30,		Year Ended April 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$4,903,209	$4,280,802	$104,689,273	$88,815,013
Net realized gain (loss)	14,721,279	6,476,221	204,342,469	55,002,536
Net change in unrealized appreciation (depreciation)	21,780,099	(4,414,552)	424,925,530	80,805,962
Net increase (decrease) in net assets from operations	41,404,587	6,342,471	733,957,272	224,623,511
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(6,443,162)	(6,888,072)	(130,101,235)	(82,367,486)
Total distributions to shareholders	(6,443,162)	(6,888,072)	(130,101,235)	(82,367,486)
CAPITAL TRANSACTIONS:
Shares sold	132,915,275	36,547,535	1,549,003,405	580,566,230
Shares redeemed	(44,461,670)	(52,366,335)	(992,796,250)	(450,027,535)
ETF transaction fees (See Note 1)	204,358	27,029	88,518	37,927
Net increase (decrease) in net assets from capital transactions	88,657,963	(15,791,771)	556,295,673	130,576,622
Net increase (decrease) in net assets	123,619,388	(16,337,372)	1,160,151,710	272,832,647
NET ASSETS:
Beginning of the year	80,749,008	97,086,380	2,189,516,124	1,916,683,477
End of the year	$204,368,396	$80,749,008	$3,349,667,834	$2,189,516,124
SHARES TRANSACTIONS
Shares sold	5,400,000	1,750,000	37,800,000	16,650,000
Shares redeemed	(1,900,000)	(2,550,000)	(25,000,000)	(13,150,000)
Total increase (decrease) in shares outstanding	3,500,000	(800,000)	12,800,000	3,500,000

The accompanying notes are an integral part of these financial statements.

118

PACER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Pacer Industrial Real Estate ETF		Pacer Industrials and Logistics ETF
	Year Ended April 30,		Year Ended April 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$4,164,713	$5,457,171	$30,432	$19,010
Net realized gain (loss)	(1,058,187)	(270,695)	729,683	10,480
Net change in unrealized appreciation (depreciation)	13,773,085	6,586,805	66,164	(35,165)
Net increase (decrease) in net assets from operations	16,879,611	11,773,281	826,279	(5,675)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,393,322)	(4,737,411)	(45,762)	(28,143)
Total distributions to shareholders	(4,393,322)	(4,737,411)	(45,762)	(28,143)
CAPITAL TRANSACTIONS:
Shares sold	1,836,520	—	8,062,676	—
Shares redeemed	(38,802,730)	(63,521,880)	(7,866,902)	—
ETF transaction fees (See Note 1)	—	—	1,849	—
Net increase (decrease) in net assets from capital transactions	(36,966,210)	(63,521,880)	197,623	—
Net increase (decrease) in net assets	(24,479,921)	(56,486,010)	978,140	(33,818)
NET ASSETS:
Beginning of the year	138,282,607	194,768,617	1,021,546	1,055,364
End of the year	$113,802,686	$138,282,607	$1,999,686	$1,021,546
SHARES TRANSACTIONS
Shares sold	50,000	—	280,000	—
Shares redeemed	(1,050,000)	(1,650,000)	(260,000)	—
Total increase (decrease) in shares outstanding	(1,000,000)	(1,650,000)	20,000	—

The accompanying notes are an integral part of these financial statements.

119

PACER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Pacer International Export Leaders ETF	Pacer Lunt Large Cap Alternator ETF
	Period Ended April 30, 2026(a)	Year Ended April 30,
		2026	2025
OPERATIONS:
Net investment income (loss)	$6,750	$1,082,964	$2,800,046
Net realized gain (loss)	49	26,712,609	14,483,981
Net change in unrealized appreciation (depreciation)	25,124	4,544,397	(4,389,021)
Net increase (decrease) in net assets from operations	31,923	32,339,970	12,895,006
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(1,139,925)	(2,916,487)
Total distributions to shareholders	—	(1,139,925)	(2,916,487)
CAPITAL TRANSACTIONS:
Shares sold	1,006,800	—	—
Shares redeemed	—	(66,342,800)	(137,440,600)
Net increase (decrease) in net assets from capital transactions	1,006,800	(66,342,800)	(137,440,600)
Net increase (decrease) in net assets	1,038,723	(35,142,755)	(127,462,081)
NET ASSETS:
Beginning of the period	—	129,167,550	256,629,631
End of the period	$1,038,723	$94,024,795	$129,167,550
SHARES TRANSACTIONS
Shares sold	40,000	—	—
Shares redeemed	—	(1,700,000)	(3,750,000)
Total increase (decrease) in shares outstanding	40,000	(1,700,000)	(3,750,000)

(a)	Inception date of the Fund was December 22, 2025.
The accompanying notes are an integral part of these financial statements.

120

PACER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Pacer Lunt Large Cap Multi-Factor Alternator ETF		Pacer Lunt MidCap Multi-Factor Alternator ETF
	Year Ended April 30,		Year Ended April 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$3,149,075	$3,392,514	$515,397	$795,107
Net realized gain (loss)	19,528,384	38,204,437	6,228,143	688,794
Net change in unrealized appreciation (depreciation)	23,982,565	(23,082,113)	9,129,857	(6,259,429)
Net increase (decrease) in net assets from operations	46,660,024	18,514,838	15,873,397	(4,775,528)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,105,095)	(3,109,855)	(736,763)	(583,598)
From return of capital	—	—	(21,319)	—
Total distributions to shareholders	(3,105,095)	(3,109,855)	(758,082)	(583,598)
CAPITAL TRANSACTIONS:
Shares sold	41,690,725	309,970,905	27,533,670	65,046,150
Shares redeemed	(145,004,405)	(332,341,605)	(43,090,700)	(52,038,800)
Net increase (decrease) in net assets from capital transactions	(103,313,680)	(22,370,700)	(15,557,030)	13,007,350
Net increase (decrease) in net assets	(59,758,751)	(6,965,717)	(441,715)	7,648,224
NET ASSETS:
Beginning of the year	290,112,697	297,078,414	63,456,863	55,808,639
End of the year	$230,353,946	$290,112,697	$63,015,148	$63,456,863
SHARES TRANSACTIONS
Shares sold	800,000	6,250,000	550,000	1,400,000
Shares redeemed	(2,800,000)	(6,750,000)	(900,000)	(1,150,000)
Total increase (decrease) in shares outstanding	(2,000,000)	(500,000)	(350,000)	250,000

The accompanying notes are an integral part of these financial statements.

121

PACER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Pacer MSCI World Industry Advantage ETF		Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
	Year Ended April 30, 2026	Period Ended April 30, 2025(a)	Year Ended April 30, 2026	Period Ended April 30, 2025(b)
OPERATIONS:
Net investment income (loss)	$3,868	$2,744	$4,139	$2,584
Net realized gain (loss)	157,773	55,765	(43,232)	(16,259)
Net change in unrealized appreciation (depreciation)	106,291	(47,819)	2,005,478	(11,512)
Net increase (decrease) in net assets from operations	267,932	10,690	1,966,385	(25,187)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(8,684)	(1,271)	(4,146)	(2,004)
Total distributions to shareholders	(8,684)	(1,271)	(4,146)	(2,004)
CAPITAL TRANSACTIONS:
Shares sold	499,632	1,225,746	7,526,590	4,121,698
Shares redeemed	(498,352)	(427,030)	(1,857,774)	(438,942)
ETF transaction fees (See Note 1)	—	106	—	—
Net increase (decrease) in net assets from capital transactions	1,280	798,822	5,668,816	3,682,756
Net increase (decrease) in net assets	260,528	808,241	7,631,055	3,655,565
NET ASSETS:
Beginning of the period	808,241	—	3,655,565	—
End of the period	$1,068,769	$808,241	$11,286,620	$3,655,565
SHARES TRANSACTIONS
Shares sold	20,000	60,000	320,000	200,000
Shares redeemed	(20,000)	(20,000)	(80,000)	(20,000)
Total increase (decrease) in shares outstanding	—	40,000	240,000	180,000

(a)	Inception date of the Fund was September 16, 2024.
(b)	Inception date of the Fund was August 19, 2024.
The accompanying notes are an integral part of these financial statements.

122

PACER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Pacer Nasdaq International Patent Leaders ETF		Pacer Trendpilot® 100 ETF
	Year Ended April 30, 2026	Period Ended April 30, 2025(a)	Year Ended April 30,
			2026	2025
OPERATIONS:
Net investment income (loss)	$437,756	$19,348	$3,042,226	$26,734,566
Net realized gain (loss)	72,718	(2,983)	49,008,784	136,154,749
Net change in unrealized appreciation (depreciation)	10,552,186	409,519	178,638,135	(149,512,111)
Net increase (decrease) in net assets from operations	11,062,660	425,884	230,689,145	13,377,204
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(481,357)	(2,334)	(11,296,398)	(26,511,031)
Total distributions to shareholders	(481,357)	(2,334)	(11,296,398)	(26,511,031)
CAPITAL TRANSACTIONS:
Shares sold	58,593,496	9,292,858	221,228,665	585,578,760
Shares redeemed	(534,606)	—	(424,646,815)	(525,921,580)
ETF transaction fees (See Note 1)	113,438	5,230	—	—
Net increase (decrease) in net assets from capital transactions	58,172,328	9,298,088	(203,418,150)	59,657,180
Net increase (decrease) in net assets	68,753,631	9,721,638	15,974,597	46,523,353
NET ASSETS:
Beginning of the period	9,721,638	—	1,227,992,818	1,181,469,465
End of the period	$78,475,269	$9,721,638	$1,243,967,415	$1,227,992,818
SHARES TRANSACTIONS
Shares sold	2,020,000	460,000	3,000,000	8,350,000
Shares redeemed	(20,000)	—	(5,800,000)	(7,700,000)
Total increase (decrease) in shares outstanding	2,000,000	460,000	(2,800,000)	650,000

(a)	Inception date of the Fund was September 16, 2024.
The accompanying notes are an integral part of these financial statements.

123

PACER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Pacer Trendpilot® European Index ETF		Pacer Trendpilot® Fund of Funds ETF
	Year Ended April 30,		Year Ended April 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$737,771	$811,451	$1,239,257	$1,197,584
Net realized gain (loss)	1,135,912	3,520,111	2,781,723	656,341
Net change in unrealized appreciation (depreciation)	5,385,297	(2,485,462)	4,607,356	(248,009)
Net increase (decrease) in net assets from operations	7,258,980	1,846,100	8,628,336	1,605,916
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(707,253)	(918,289)	(1,248,485)	(1,236,269)
Total distributions to shareholders	(707,253)	(918,289)	(1,248,485)	(1,236,269)
CAPITAL TRANSACTIONS:
Shares sold	5,686,615	1,379,650	8,056,960	8,248,890
Shares redeemed	(7,611,355)	(11,939,435)	(14,741,675)	(3,154,950)
Net increase (decrease) in net assets from capital transactions	(1,924,740)	(10,559,785)	(6,684,715)	5,093,940
Net increase (decrease) in net assets	4,626,987	(9,631,974)	695,136	5,463,587
NET ASSETS:
Beginning of the year	30,458,598	40,090,572	55,757,574	50,293,987
End of the year	$35,085,585	$30,458,598	$56,452,710	$55,757,574
SHARES TRANSACTIONS
Shares sold	200,000	50,000	250,000	250,000
Shares redeemed	(250,000)	(450,000)	(450,000)	(100,000)
Total increase (decrease) in shares outstanding	(50,000)	(400,000)	(200,000)	150,000

The accompanying notes are an integral part of these financial statements.

124

PACER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Pacer Trendpilot® International ETF		Pacer Trendpilot® US Bond ETF
	Year Ended April 30,		Year Ended April 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$3,453,581	$3,139,314	$6,627,811	$9,740,761
Net realized gain (loss)	3,256,965	14,855,855	(5,018,434)	(675,094)
Net change in unrealized appreciation (depreciation)	36,485,497	(18,242,758)	224,290	220,612
Net increase (decrease) in net assets from operations	43,196,043	(247,589)	1,833,667	9,286,279
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,064,935)	(3,741,817)	(6,862,893)	(9,614,449)
Total distributions to shareholders	(4,064,935)	(3,741,817)	(6,862,893)	(9,614,449)
CAPITAL TRANSACTIONS:
Shares sold	16,286,190	98,887,365	3,821,280	26,277,780
Shares redeemed	(20,556,010)	(97,821,615)	(66,325,000)	(42,467,240)
ETF transaction fees (See Note 1)	31,691	522	—	(2,250)
Net increase (decrease) in net assets from capital transactions	(4,238,129)	1,066,272	(62,503,720)	(16,191,710)
Net increase (decrease) in net assets	34,892,979	(2,923,134)	(67,532,946)	(16,519,880)
NET ASSETS:
Beginning of the year	147,748,453	150,671,587	161,501,090	178,020,970
End of the year	$182,641,432	$147,748,453	$93,968,144	$161,501,090
SHARES TRANSACTIONS
Shares sold	500,000	3,600,000	200,000	1,300,000
Shares redeemed	(650,000)	(3,550,000)	(3,400,000)	(2,100,000)
Total increase (decrease) in shares outstanding	(150,000)	50,000	(3,200,000)	(800,000)

The accompanying notes are an integral part of these financial statements.

125

PACER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Pacer Trendpilot® US Large Cap ETF		Pacer Trendpilot® US Mid Cap ETF
	Year Ended April 30,		Year Ended April 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$25,865,590	$32,851,979	$5,348,871	$5,285,070
Net realized gain (loss)	104,639,714	525,578,640	20,342,474	37,488,719
Net change in unrealized appreciation (depreciation)	360,310,555	(410,553,943)	32,069,109	(31,960,626)
Net increase (decrease) in net assets from operations	490,815,859	147,876,676	57,760,454	10,813,163
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(35,387,659)	(22,354,127)	(7,061,353)	(3,747,410)
Total distributions to shareholders	(35,387,659)	(22,354,127)	(7,061,353)	(3,747,410)
CAPITAL TRANSACTIONS:
Shares sold	570,199,300	1,881,251,920	31,502,205	72,696,705
Shares redeemed	(1,031,667,610)	(1,412,869,140)	(112,922,380)	(40,990,795)
ETF transaction fees (See Note 1)	9	—	—	—
Net increase (decrease) in net assets from capital transactions	(461,468,301)	468,382,780	(81,420,175)	31,705,910
Net increase (decrease) in net assets	(6,040,101)	593,905,329	(30,721,074)	38,771,663
NET ASSETS:
Beginning of the year	3,213,687,073	2,619,781,744	423,240,566	384,468,903
End of the year	$3,207,646,972	$3,213,687,073	$392,519,492	$423,240,566
SHARES TRANSACTIONS
Shares sold	10,900,000	37,300,000	900,000	2,000,000
Shares redeemed	(19,600,000)	(28,450,000)	(3,150,000)	(1,150,000)
Total increase (decrease) in shares outstanding	(8,700,000)	8,850,000	(2,250,000)	850,000

The accompanying notes are an integral part of these financial statements.

126

PACER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Pacer US Cash Cows 100 ETF		Pacer US Cash Cows Growth ETF
	Year Ended April 30,		Year Ended April 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$379,427,966	$484,477,318	$39,229	$308,701
Net realized gain (loss)	2,060,696,550	1,067,700,982	12,991,668	7,612,281
Net change in unrealized appreciation (depreciation)	1,866,287,187	(2,471,540,844)	8,054,491	(3,658,084)
Net increase (decrease) in net assets from operations	4,306,411,703	(919,362,544)	21,085,388	4,262,898
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(412,843,578)	(441,193,276)	(257,689)	(138,341)
Total distributions to shareholders	(412,843,578)	(441,193,276)	(257,689)	(138,341)
CAPITAL TRANSACTIONS:
Shares sold	2,385,567,815	12,304,155,970	88,003,750	88,382,680
Shares redeemed	(9,072,304,990)	(12,619,807,555)	(52,942,555)	(67,775,085)
Net increase (decrease) in net assets from capital transactions	(6,686,737,175)	(315,651,585)	35,061,195	20,607,595
Net increase (decrease) in net assets	(2,793,169,050)	(1,676,207,405)	55,888,894	24,732,152
NET ASSETS:
Beginning of the year	20,965,678,322	22,641,885,727	71,143,782	46,411,630
End of the year	$18,172,509,272	$20,965,678,322	$127,032,676	$71,143,782
SHARES TRANSACTIONS
Shares sold	38,500,000	217,750,000	1,600,000	1,950,000
Shares redeemed	(156,000,000)	(227,100,000)	(950,000)	(1,500,000)
Total increase (decrease) in shares outstanding	(117,500,000)	(9,350,000)	650,000	450,000

The accompanying notes are an integral part of these financial statements.

127

PACER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Pacer US Export Leaders ETF		Pacer US Large Cap Cash Cows Growth Leaders ETF
	Year Ended April 30,		Year Ended April 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$169,563	$289,470	$7,547,067	$2,031,544
Net realized gain (loss)	7,017,749	5,109,168	91,724,534	(13,965,841)
Net change in unrealized appreciation (depreciation)	8,364,328	(6,359,555)	141,362,144	29,885,244
Net increase (decrease) in net assets from operations	15,551,640	(960,917)	240,633,745	17,950,947
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(167,210)	(260,011)	(7,934,913)	(1,361,850)
Total distributions to shareholders	(167,210)	(260,011)	(7,934,913)	(1,361,850)
CAPITAL TRANSACTIONS:
Shares sold	31,142,836	17,312,920	1,510,076,865	1,379,070,988
Shares redeemed	(41,346,758)	(36,765,530)	(1,008,347,257)	(75,581,485)
Net increase (decrease) in net assets from capital transactions	(10,203,922)	(19,452,610)	501,729,608	1,303,489,503
Net increase (decrease) in net assets	5,180,508	(20,673,538)	734,428,440	1,320,078,600
NET ASSETS:
Beginning of the year	40,520,671	61,194,209	1,440,420,695	120,342,095
End of the year	$45,701,179	$40,520,671	$2,174,849,135	$1,440,420,695
SHARES TRANSACTIONS
Shares sold	520,000	350,000	43,350,000	42,950,000
Shares redeemed	(740,000)	(750,000)	(28,875,000)	(2,475,000)
Total increase (decrease) in shares outstanding	(220,000)	(400,000)	14,475,000	40,475,000

The accompanying notes are an integral part of these financial statements.

128

PACER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Pacer US Small Cap Cash Cows ETF		Pacer US Small Cap Cash Cows Growth Leaders ETF
	Year Ended April 30,		Year Ended April 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$48,436,764	$94,623,246	$33,008	$64,824
Net realized gain (loss)	514,971,624	(951,870,472)	823,116	(195,515)
Net change in unrealized appreciation (depreciation)	668,338,168	(741,547,757)	4,318,199	(445,993)
Net increase (decrease) in net assets from operations	1,231,746,556	(1,598,794,983)	5,174,323	(576,684)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(55,866,075)	(86,496,425)	(43,309)	(54,584)
From return of capital	—	—	(18,333)	—
Total distributions to shareholders	(55,866,075)	(86,496,425)	(61,642)	(54,584)
CAPITAL TRANSACTIONS:
Shares sold	618,785,720	2,290,326,815	8,626,412	18,663,390
Shares redeemed	(2,541,028,770)	(5,819,056,550)	(8,940,282)	(9,328,743)
ETF transaction fees (See Note 1)	14	—	—	—
Net increase (decrease) in net assets from capital transactions	(1,922,243,036)	(3,528,729,735)	(313,870)	9,334,647
Net increase (decrease) in net assets	(746,362,555)	(5,214,021,143)	4,798,811	8,703,379
NET ASSETS:
Beginning of the year	4,185,670,049	9,399,691,192	17,873,638	9,170,259
End of the year	$3,439,307,494	$4,185,670,049	$22,672,449	$17,873,638
SHARES TRANSACTIONS
Shares sold	13,900,000	51,100,000	325,000	750,000
Shares redeemed	(59,550,000)	(138,950,000)	(350,000)	(375,000)
Total increase (decrease) in shares outstanding	(45,650,000)	(87,850,000)	(25,000)	375,000

The accompanying notes are an integral part of these financial statements.

129

PACER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Pacer WealthShield ETF
	Year Ended April 30,
	2026	2025
OPERATIONS:
Net investment income (loss)	$476,845	$410,139
Net realized gain (loss)	1,126,936	3,033,255
Net change in unrealized appreciation (depreciation)	(9,413)	(1,038,458)
Net increase (decrease) in net assets from operations	1,594,368	2,404,936
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(436,255)	(281,926)
Total distributions to shareholders	(436,255)	(281,926)
CAPITAL TRANSACTIONS:
Shares sold	14,380,755	7,672,770
Shares redeemed	(11,268,485)	(3,057,930)
ETF transaction fees (See Note 1)	—	1,059
Net increase (decrease) in net assets from capital transactions	3,112,270	4,615,899
Net increase (decrease) in net assets	4,270,383	6,738,909
NET ASSETS:
Beginning of the year	26,185,405	19,446,496
End of the year	$30,455,788	$26,185,405
SHARES TRANSACTIONS
Shares sold	450,000	250,000
Shares redeemed	(350,000)	(100,000)
Total increase (decrease) in shares outstanding	100,000	150,000

The accompanying notes are an integral part of these financial statements.

130

PACER ARISTOTLE PACIFIC FLOATING RATE HIGH INCOME ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,				Period Ended April 30, 2022(g)	Year Ended June 30, 2021
	2026	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of year	$46.60	$47.50	$45.71	$47.76	$48.90	$46.52
INVESTMENT OPERATIONS:
Net investment income(a)	3.22	3.64	4.23	3.34	1.47	1.47
Net realized and unrealized gain (loss) on investments(b)	0.03	(1.00)	1.58	(2.10)	(1.29)	2.47
Total from investment operations	3.25	2.64	5.81	1.24	0.18	3.94
LESS DISTRIBUTIONS FROM:
Net investment income	(3.22)	(3.54)	(4.02)	(3.29)	(1.32)	(1.56)
Total distributions	(3.22)	(3.54)	(4.02)	(3.29)	(1.32)	(1.56)
Net asset value, end of year	$46.63	$46.60	$47.50	$45.71	$47.76	$48.90
Total return(c)	7.13%	5.67%	13.25%	2.91%	0.34%	8.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$603,802	$471,076	$248,422	$100,095	$81,663	$31,788
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)(e)	0.60%	0.60%	0.60%	0.60%	0.62%	0.68%
After expense reimbursement/ recoupment(d)(e)	N/A	N/A	N/A	N/A	N/A	0.86%
Ratio of net investment income (loss) to average net assets(d)(e)	6.83%	7.66%	9.01%	7.36%	3.63%	3.04%
Portfolio turnover rate(c)(f)	38%	65%	43%	79%	37%	35%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	For the period July 1, 2021 to April 30, 2022.
The accompanying notes are an integral part of these financial statements.

131

PACER CASH COWS FUND OF FUNDS ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$36.85	$37.61	$33.53	$33.44	$33.44
INVESTMENT OPERATIONS:
Net investment income(a)(f)	0.95	0.87	0.94	0.76	0.79
Net realized and unrealized gain (loss) on investments(b)	11.08	(0.74)	4.13	0.11	—
Total from investment operations	12.03	0.13	5.07	0.87	0.79
LESS DISTRIBUTIONS FROM:
Net investment income	(0.98)	(0.89)	(0.99)	(0.78)	(0.79)
Net realized gains	—	—	(0.00)(c)	(0.00)(c)	—
Return of capital	(0.54)	(0.00)(c)	(0.00)(c)	(0.00)(c)	—
Total distributions	(1.52)	(0.89)	(0.99)	(0.78)	(0.79)
Net asset value, end of year	$47.36	$36.85	$37.61	$33.53	$33.44
Total return	33.13%	0.29%	15.38%	2.81%	2.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$94,729	$82,918	$94,037	$48,618	$8,361
Ratio of expenses to average net assets(d)	0.15%	0.15%	0.15%	0.15%	0.16%
Ratio of net investment income (loss) to average net assets(d)	2.23%	2.27%	2.64%	2.33%	2.27%
Portfolio turnover rate(e)	6%	6%	4%	8%	26%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include the net investment income of the underlying companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

132

PACER CFRA-STOVALL EQUAL WEIGHT SEASONAL ROTATION ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$34.36	$37.28	$36.60	$34.95	$37.16
INVESTMENT OPERATIONS:
Net investment income(a)	0.44	0.45	0.41	0.40	0.34
Net realized and unrealized gain (loss) on investments(b)	3.97	(2.94)	0.70	1.65	(2.21)
Total from investment operations	4.41	(2.49)	1.11	2.05	(1.87)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)	(0.43)	(0.43)	(0.40)	(0.34)
Total distributions	(0.50)	(0.43)	(0.43)	(0.40)	(0.34)
Net asset value, end of year	$38.27	$34.36	$37.28	$36.60	$34.95
Total return(d)	12.98%	−6.81%	3.13%	5.95%	−5.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$13,394	$20,615	$39,140	$78,680	$80,388
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.26%	1.20%	1.16%	1.16%	0.89%
Portfolio turnover rate(c)	110%	190%	185%	227%	225%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.
(d)	Total return was calculated using the traded NAV due to the re-balancing of the portfolio at April 30, 2022.
The accompanying notes are an integral part of these financial statements.

133

PACER DATA & INFRASTRUCTURE REAL ESTATE ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$30.79	$26.32	$29.68	$37.50	$38.48
INVESTMENT OPERATIONS:
Net investment income(a)	0.68	0.61	0.71	0.77	0.32
Net realized and unrealized gain (loss) on investments(b)	4.57	4.37	(2.98)	(7.92)	(0.91)
Total from investment operations	5.25	4.98	(2.27)	(7.15)	(0.59)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.92)	(0.51)	(1.09)	(0.61)	(0.33)
Net realized gains	—	—	—	(0.06)	(0.06)
Total distributions	(0.92)	(0.51)	(1.09)	(0.67)	(0.39)
ETF transaction fees per share (See Note 1)	0.00(c)	0.00 (c)	0.00 (c)	0.00 (c)	—
Net asset value, end of year	$35.12	$30.79	$26.32	$29.68	$37.50
Total return	17.60%	19.05%	−7.74%	−19.11%	−1.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$395,145	$432,583	$421,162	$700,548	$1,299,321
Ratio of expenses to average net assets:(e)
Before expense reimbursement/recoupment	0.53%	0.60%	0.60%	0.60%	0.62%
After expense reimbursement/recoupment (See Note 3)	0.51%	0.55%	0.55%	0.58%	N/A
Ratio of net investment income (loss) to average net assets	2.16%	2.04%	2.52%	2.43%	0.81%
Portfolio turnover rate(d)	44%	40%	68%	51%	23%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	Effective August 29, 2025 the investment advisory fee changed from 0.60% to 0.49%
The accompanying notes are an integral part of these financial statements.

134

PACER DATA AND DIGITAL REVOLUTION ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,			Period Ended April 30, 2023(a)
	2026	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$46.18	$40.02	$25.36	$25.31
INVESTMENT OPERATIONS:
Net investment income(b)	0.05	0.07	0.10	0.15
Net realized and unrealized gain (loss) on investments(c)	34.83	6.29	14.62	0.04
Total from investment operations	34.88	6.36	14.72	0.19
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.05)	(0.06)	(0.14)
Net realized gains	—	(0.15)	—	—
Total distributions	(0.01)	(0.20)	(0.06)	(0.14)
ETF transaction fees per share (See Note 1)	0.00(d)	—	0.00(d)	—
Net asset value, end of period	$81.05	$46.18	$40.02	$25.36
Total return(e)	75.53%	15.90%	58.06%	0.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$614,324	$54,488	$28,812	$1,014
Ratio of expenses to average net assets(f)(h)	0.50%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	0.07%	0.14%	0.27%	0.73%
Portfolio turnover rate(e)(g)	19%	36%	27%	9%

(a)	Inception date of the Fund was June 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective August 1, 2025 the investment advisory fee changed from 0.60% to 0.49%
The accompanying notes are an integral part of these financial statements.

135

PACER DEVELOPED MARKETS INTERNATIONAL CASH COWS 100 ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$31.77	$31.58	$29.82	$29.69	$31.95
INVESTMENT OPERATIONS:
Net investment income(a)	1.07	1.00	1.19	1.52	1.03
Net realized and unrealized gain (loss) on investments(b)	12.37	0.66	1.72	(0.18)	(2.43)
Total from investment operations	13.44	1.66	2.91	1.34	(1.40)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.96)	(1.47)	(1.16)	(1.23)	(0.87)
Total distributions	(0.96)	(1.47)	(1.16)	(1.23)	(0.87)
ETF transaction fees per share (See Note 1)	0.00(c)	0.00(c)	0.01	0.02	0.01
Net asset value, end of year	$44.25	$31.77	$31.58	$29.82	$29.69
Total return	42.96%	5.53%	10.00%	5.26%	−4.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,787,847	$1,050,033	$1,405,198	$554,584	$111,346
Ratio of expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	2.81%	3.25%	3.89%	5.43%	3.28%
Portfolio turnover rate(d)	74%	79%	67%	59%	71%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

136

PACER EMERGING MARKETS CASH COWS 100 ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$20.44	$20.44	$19.32	$22.14	$25.94
INVESTMENT OPERATIONS:
Net investment income(a)	0.93	0.90	1.03	1.12	1.36
Net realized and unrealized gain (loss) on investments(b)	7.29	0.49	1.15	(2.70)	(4.03)
Total from investment operations	8.22	1.39	2.18	(1.58)	(2.67)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.27)	(1.40)	(1.07)	(1.30)	(1.14)
Total distributions	(1.27)	(1.40)	(1.07)	(1.30)	(1.14)
ETF transaction fees per share (See Note 1)	0.04	0.01	0.01	0.06	0.01
Net asset value, end of year	$27.43	$20.44	$20.44	$19.32	$22.14
Total return	41.46%	7.07%	11.79%	−6.43%	−10.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$204,368	$80,749	$97,086	$55,051	$11,070
Ratio of expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.71%
Ratio of net investment income (loss) to average net assets	3.78%	4.35%	5.28%	5.93%	5.50%
Portfolio turnover rate(c)	80%	94%	73%	66%	97%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

137

PACER GLOBAL CASH COWS DIVIDEND ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$36.74	$34.17	$34.15	$32.83	$31.10
INVESTMENT OPERATIONS:
Net investment income(a)	1.64	1.56	1.75	1.94	1.39
Net realized and unrealized gain (loss) on investments(b)	9.92	2.46	0.27	0.65	1.69
Total from investment operations	11.56	4.02	2.02	2.59	3.08
LESS DISTRIBUTIONS FROM:
Net investment income	(2.03)	(1.45)	(2.00)	(1.28)	(1.35)
Total distributions	(2.03)	(1.45)	(2.00)	(1.28)	(1.35)
ETF transaction fees per share (See Note 1)	0.00(c)	0.00(c)	0.00(c)	0.01	0.00(c)
Net asset value, end of year	$46.27	$36.74	$34.17	$34.15	$32.83
Total return	32.26%	12.14%	6.17%	8.50%	10.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,349,668	$2,189,516	$1,916,683	$1,579,560	$351,302
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	3.96%	4.42%	5.21%	6.07%	4.32%
Portfolio turnover rate(d)	64%	49%	65%	47%	39%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

138

PACER INDUSTRIAL REAL ESTATE ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$35.92	$35.41	$40.73	$47.82	$42.12
INVESTMENT OPERATIONS:
Net investment income(a)	1.27	1.15	1.18	0.90	0.78
Net realized and unrealized gain (loss) on investments(b)	4.13	0.34	(4.94)	(6.99)	5.48
Total from investment operations	5.40	1.49	(3.76)	(6.09)	6.26
LESS DISTRIBUTIONS FROM:
Net investment income	(1.39)	(0.98)	(1.56)	(1.00)	(0.57)
Total distributions	(1.39)	(0.98)	(1.56)	(1.00)	(0.57)
ETF transaction fees per share (See Note 1)	—	—	—	—	0.01
Net asset value, end of year	$39.93	$35.92	$35.41	$40.73	$47.82
Total return	15.37%	4.05%	−9.31%	−12.56%	14.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$113,803	$138,283	$194,769	$219,932	$384,990
Ratio of expenses to average net assets:(d)
Before expense reimbursement/recoupment	0.53%	0.60%	0.60%	0.60%	0.61%
After expense reimbursement/recoupment (See Note 3)	0.51%	0.55%	0.55%	0.58%	N/A
Ratio of net investment income (loss) to average net assets	3.37%	2.99%	3.07%	2.25%	1.60%
Portfolio turnover rate(c)	15%	22%	19%	92%	43%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.
(d)	Effective August 29, 2025 the investment advisory fee changed from 0.60% to 0.49%
The accompanying notes are an integral part of these financial statements.

139

PACER INDUSTRIALS AND LOGISTICS ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,			Period Ended April 30, 2023(a)
	2026	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$25.54	$26.38	$25.24	$24.87
INVESTMENT OPERATIONS:
Net investment income(b)	0.42	0.48	0.59	0.43
Net realized and unrealized gain (loss) on investments(c)	7.90	(0.62)	1.29	0.24
Total from investment operations	8.32	(0.14)	1.88	0.67
LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)	(0.70)	(0.74)	(0.30)
Net realized gains	(0.06)	—	—	—
Total distributions	(0.56)	(0.70)	(0.74)	(0.30)
ETF transaction fees per share (See Note 1)	0.03	—	—	—
Net asset value, end of period	$33.33	$25.54	$26.38	$25.24
Total return(d)	33.06%	−0.62%	7.54%	2.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,000	$1,022	$1,055	$1,010
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(e)	1.42%	1.76%	2.26%	2.01%
Portfolio turnover rate(d)(f)	50%	37%	26%	10%

(a)	Inception date of the Fund was June 8, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

140

PACER INTERNATIONAL EXPORT LEADERS ETF
FINANCIAL HIGHLIGHTS

Period Ended April 30, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.17
INVESTMENT OPERATIONS:
Net investment income(b)	0.17
Net realized and unrealized gain (loss) on investments(c)	0.63
Total from investment operations	0.80
LESS DISTRIBUTIONS FROM:
Net asset value, end of period	$25.97
Total return(d)	3.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,039
Ratio of expenses to average net assets(e)	0.60%
Ratio of net investment income (loss) to average net assets(e)	1.85%
Portfolio turnover rate(d)(f)	0%(g)

(a)	Inception date of the Fund was December 22, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than 0.5%.
The accompanying notes are an integral part of these financial statements.

141

PACER LUNT LARGE CAP ALTERNATOR ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$33.99	$33.99	$36.46	$43.15	$40.74
INVESTMENT OPERATIONS:
Net investment income(a)	0.41	0.52	0.42	0.44	0.48
Net realized and unrealized gain (loss) on investments(b)	10.84	(0.01)	(2.47)	(6.67)	2.36
Total from investment operations	11.25	0.51	(2.05)	(6.23)	2.84
LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	(0.51)	(0.42)	(0.44)	(0.43)
Return of capital	—	—	—	(0.02)	—
Total distributions	(0.47)	(0.51)	(0.42)	(0.46)	(0.43)
Net asset value, end of year	$44.77	$33.99	$33.99	$36.46	$43.15
Total return	33.21%	1.42%	−5.65%	−14.49%	6.97%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$94,025	$129,168	$256,630	$776,680	$554,454
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.01%	1.41%	1.19%	1.11%	1.09%
Portfolio turnover rate(c)	467%	246%	597%	384%	722%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

142

PACER LUNT LARGE CAP MULTI-FACTOR ALTERNATOR ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$46.79	$44.34	$34.95	$36.34	$37.61
INVESTMENT OPERATIONS:
Net investment income(a)	0.60	0.49	0.34	0.54	0.39
Net realized and unrealized gain (loss) on investments(b)	8.07	2.40	9.36	(1.38)	(1.33)
Total from investment operations	8.67	2.89	9.70	(0.84)	(0.94)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.61)	(0.44)	(0.31)	(0.55)	(0.33)
Total distributions	(0.61)	(0.44)	(0.31)	(0.55)	(0.33)
Net asset value, end of year	$54.85	$46.79	$44.34	$34.95	$36.34
Total return	18.59%	6.48%	27.83%	−2.26%	−2.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$230,354	$290,113	$297,078	$206,191	$267,095
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.17%	1.00%	0.84%	1.54%	0.98%
Portfolio turnover rate(c)	451%	493%	417%	629%	434%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

143

PACER LUNT MIDCAP MULTI-FACTOR ALTERNATOR ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$40.94	$42.93	$33.19	$32.19	$37.07
INVESTMENT OPERATIONS:
Net investment income(a)	0.39	0.55	0.25	0.37	0.20
Net realized and unrealized gain (loss) on investments(b)	11.78	(2.13)	9.73	1.01	(4.87)
Total from investment operations	12.17	(1.58)	9.98	1.38	(4.67)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.58)	(0.41)	(0.24)	(0.36)	(0.19)
Return of capital	(0.02)	—	—	(0.02)	(0.02)
Total distributions	(0.60)	(0.41)	(0.24)	(0.38)	(0.21)
Net asset value, end of year	$52.51	$40.94	$42.93	$33.19	$32.19
Total return	29.92%	−3.79%	30.16%	4.43%	−12.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$63,015	$63,457	$55,809	$34,852	$35,406
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.61%
Ratio of net investment income (loss) to average net assets	0.85%	1.22%	0.66%	1.14%	0.55%
Portfolio turnover rate(c)	630%	475%	367%	569%	529%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

144

PACER MSCI WORLD INDUSTRY ADVANTAGE ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30, 2026	Period Ended April 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.21	$20.09
INVESTMENT OPERATIONS:
Net investment income(b)	0.10	0.07
Net realized and unrealized gain (loss) on investments(c)	6.63	0.08
Total from investment operations	6.73	0.15
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.03)
Total distributions	(0.22)	(0.03)
ETF transaction fees per share (See Note 1)	—	0.00(d)
Net asset value, end of period	$26.72	$20.21
Total return(e)	33.38%	0.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,069	$808
Ratio of expenses to average net assets(f)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(f)	0.40%	0.53%
Portfolio turnover rate(e)(g)	32%	33%

(a)	Inception date of the Fund was September 16, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

145

PACER NASDAQ 100 TOP 50 CASH COWS GROWTH LEADERS ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30, 2026	Period Ended April 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.31	$20.78
INVESTMENT OPERATIONS:
Net investment income(b)	0.01	0.02
Net realized and unrealized gain (loss) on investments(c)	6.56	(0.47)
Total from investment operations	6.57	(0.45)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.02)
Total distributions	(0.01)	(0.02)
Net asset value, end of period	$26.87	$20.31
Total return(d)	32.40%	−2.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,287	$3,656
Ratio of expenses to average net assets(e)	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	0.05%	0.17%
Portfolio turnover rate(d)(f)	77%	51%

(a)	Inception date of the Fund was August 19, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

146

PACER NASDAQ INTERNATIONAL PATENT LEADERS ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30, 2026	Period Ended April 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$21.13	$20.10
INVESTMENT OPERATIONS:
Net investment income(b)	0.46	0.24
Net realized and unrealized gain (loss) on investments(c)	10.80	0.78
Total from investment operations	11.26	1.02
LESS DISTRIBUTIONS FROM:
Net investment income	(0.61)	(0.06)
Total distributions	(0.61)	(0.06)
ETF transaction fees per share (See Note 1)	0.12	0.07
Net asset value, end of period	$31.90	$21.13
Total return(d)	54.43%	5.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$78,475	$9,722
Ratio of expenses to average net assets(e)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)	1.65%	1.93%
Portfolio turnover rate(d)(f)	7%	3%

(a)	Inception date of the Fund was September 16, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

147

PACER TRENDPILOT® 100 ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$67.29	$67.13	$55.22	$52.18	$54.01
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.18	1.49	1.43	0.48	(0.13)
Net realized and unrealized gain (loss) on investments(b)	13.74	0.12	11.44	2.87	(1.70)
Total from investment operations	13.92	1.61	12.87	3.35	(1.83)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.69)	(1.45)	(0.96)	(0.31)	—
Total distributions	(0.69)	(1.45)	(0.96)	(0.31)	—
Net asset value, end of year	$80.52	$67.29	$67.13	$55.22	$52.18
Total return	20.70%	2.17%	23.36%	6.47%	−3.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,243,967	$1,227,993	$1,181,469	$750,925	$688,816
Ratio of expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	0.24%	2.06%	2.24%	0.93%	(0.22)%
Portfolio turnover rate(c)	66%	5%	20%	6%	7%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

148

PACER TRENDPILOT® EUROPEAN INDEX ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$26.49	$25.86	$26.57	$22.40	$24.33
INVESTMENT OPERATIONS:
Net investment income(a)	0.62	0.68	0.68	0.34	0.34
Net realized and unrealized gain (loss) on investments(b)	5.38	0.78	(0.71)	3.99	(1.89)
Total from investment operations	6.00	1.46	(0.03)	4.33	(1.55)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(0.83)	(0.68)	(0.16)	(0.38)
Total distributions	(0.59)	(0.83)	(0.68)	(0.16)	(0.38)
ETF transaction fees per share (See Note 1)	—	—	—	—	0.00(c)
Net asset value, end of year	$31.90	$26.49	$25.86	$26.57	$22.40
Total return	22.73%	5.94%	−0.02%	19.43%	−6.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$35,086	$30,459	$40,091	$43,843	$45,925
Ratio of expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.66%
Ratio of net investment income (loss) to average net assets	2.06%	2.56%	2.68%	1.48%	1.39%
Portfolio turnover rate(d)	10%	153%	111%	5%	7%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

149

PACER TRENDPILOT® FUND OF FUNDS ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$30.98	$30.48	$27.80	$27.81	$29.82
INVESTMENT OPERATIONS:
Net investment income(a)(e)	0.73	0.74	0.77	0.48	0.35
Net realized and unrealized gain (loss) on investments(b)	4.35	0.51	2.66	(0.03)	(2.07)
Total from investment operations	5.08	1.25	3.43	0.45	(1.72)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.78)	(0.75)	(0.75)	(0.46)	(0.29)
Total distributions	(0.78)	(0.75)	(0.75)	(0.46)	(0.29)
Net asset value, end of year	$35.28	$30.98	$30.48	$27.80	$27.81
Total return	16.55%	3.96%	12.39%	1.71%	−5.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$56,453	$55,758	$50,294	$52,819	$63,968
Ratio of expenses to average net assets(c)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(c)	2.21%	2.26%	2.61%	1.77%	1.16%
Portfolio turnover rate(d)	6%	8%	6%	6%	5%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include the net investment income of the underlying companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

150

PACER TRENDPILOT® INTERNATIONAL ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$27.36	$28.16	$26.91	$24.40	$28.22
INVESTMENT OPERATIONS:
Net investment income(a)	0.65	0.62	0.65	0.45	0.44
Net realized and unrealized gain (loss) on investments(b)	7.57	(0.68)	1.18	2.16	(3.57)
Total from investment operations	8.22	(0.06)	1.83	2.61	(3.13)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.80)	(0.74)	(0.58)	(0.10)	(0.69)
Total distributions	(0.80)	(0.74)	(0.58)	(0.10)	(0.69)
ETF transaction fees per share (See Note 1)	0.01	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$34.79	$27.36	$28.16	$26.91	$24.40
Total return	30.33%	−0.26%	6.85%	10.75%	−11.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$182,641	$147,748	$150,672	$125,141	$130,527
Ratio of expenses to average net assets(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(d)	2.10%	2.13%	2.38%	1.82%	1.56%
Portfolio turnover rate(e)	13%	74%	58%	3%	202%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

151

PACER TRENDPILOT® US BOND ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$19.94	$20.00	$20.20	$23.33	$27.45
INVESTMENT OPERATIONS:
Net investment income(a)	1.04	1.17	1.41	1.11	0.80
Net realized and unrealized gain (loss) on investments(b)	(0.70)	(0.07)	(0.19)	(2.83)	(4.17)
Total from investment operations	0.34	1.10	1.22	(1.72)	(3.37)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.10)	(1.16)	(1.42)	(1.41)	(0.75)
Total distributions	(1.10)	(1.16)	(1.42)	(1.41)	(0.75)
ETF transaction fees per share (See Note 1)	—	—	0.00(c)	—	—
Net asset value, end of year	$19.18	$19.94	$20.00	$20.20	$23.33
Total return	1.73%	5.58%	6.30%	−7.30%	−12.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$93,968	$161,501	$178,021	$232,340	$949,550
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	5.29%	5.80%	7.03%	5.26%	3.01%
Portfolio turnover rate(d)	623%	431%	131%	711%	652%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

152

PACER TRENDPILOT® US LARGE CAP ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$48.66	$45.80	$38.63	$37.54	$36.54
INVESTMENT OPERATIONS:
Net investment income(a)	0.42	0.54	0.42	0.66	0.28
Net realized and unrealized gain (loss) on investments(b)	7.44	2.68	7.26	0.90	1.03
Total from investment operations	7.86	3.22	7.68	1.56	1.31
LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(0.36)	(0.51)	(0.47)	(0.31)
Total distributions	(0.59)	(0.36)	(0.51)	(0.47)	(0.31)
ETF transaction fees per share (See Note 1)	0.00(c)	—	—	—	—
Net asset value, end of year	$55.93	$48.66	$45.80	$38.63	$37.54
Total return	16.17%	6.94%	19.96%	4.20%	3.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,207,647	$3,213,687	$2,619,782	$2,039,609	$1,841,243
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.78%	1.04%	0.98%	1.75%	0.71%
Portfolio turnover rate(d)	55%	3%	51%	1%	58%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

153

PACER TRENDPILOT® US MID CAP ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$34.69	$33.87	$32.25	$34.52	$35.63
INVESTMENT OPERATIONS:
Net investment income(a)	0.47	0.46	0.56	0.39	0.00(b)
Net realized and unrealized gain (loss) on investments(c)	4.95	0.68	1.69	(2.41)	(1.07)
Total from investment operations	5.42	1.14	2.25	(2.02)	(1.07)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.66)	(0.32)	(0.63)	(0.25)	(0.04)
Total distributions	(0.66)	(0.32)	(0.63)	(0.25)	(0.04)
Net asset value, end of year	$39.45	$34.69	$33.87	$32.25	$34.52
Total return	15.78%	3.30%	7.02%	−5.81%	−2.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$392,519	$423,241	$384,469	$390,252	$441,894
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.31%	1.25%	1.72%	1.19%	0.01%
Portfolio turnover rate(d)	23%	14%	262%	441%	16%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

154

PACER US CASH COWS 100 ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$51.94	$54.82	$46.73	$47.94	$41.95
INVESTMENT OPERATIONS:
Net investment income(a)	1.15	1.12	1.10	1.08	0.84
Net realized and unrealized gain (loss) on investments(b)	11.71	(2.99)	8.02	(1.32)	5.87
Total from investment operations	12.86	(1.87)	9.12	(0.24)	6.71
LESS DISTRIBUTIONS FROM:
Net investment income	(1.29)	(1.01)	(1.03)	(0.97)	(0.72)
Total distributions	(1.29)	(1.01)	(1.03)	(0.97)	(0.72)
Net asset value, end of year	$63.51	$51.94	$54.82	$46.73	$47.94
Total return	24.95%	−3.52%	19.70%	−0.38%	16.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$18,172,509	$20,965,678	$22,641,886	$13,219,876	$4,554,750
Ratio of expenses to average net assets	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets	1.98%	1.99%	2.15%	2.30%	1.78%
Portfolio turnover rate(c)	86%	151%	77%	90%	114%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

155

PACER US CASH COWS GROWTH ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$44.46	$40.36	$35.00	$35.44	$36.21
INVESTMENT OPERATIONS:
Net investment income(a)	0.02	0.21	0.56	0.60	0.04
Net realized and unrealized gain (loss) on investments(b)	12.12	3.99	5.43	(0.65)	(0.75)
Total from investment operations	12.14	4.20	5.99	(0.05)	(0.71)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.10)	(0.62)	(0.39)	(0.04)
Return of capital	—	—	(0.01)	—	(0.02)
Total distributions	(0.14)	(0.10)	(0.63)	(0.39)	(0.06)
Net asset value, end of year	$56.46	$44.46	$40.36	$35.00	$35.44
Total return	27.29%	10.41%	17.34%	−0.07%	−1.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$127,033	$71,144	$46,412	$38,500	$8,859
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.04%	0.47%	1.52%	1.69%	0.10%
Portfolio turnover rate(c)	105%	137%	123%	182%	76%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

156

Pacer US Export Leaders ETF
Financial Highlights

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$45.02	$47.07	$39.95	$38.27	$40.41
INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.24	0.21	0.25	0.12
Net realized and unrealized gain (loss) on investments(b)	22.18	(2.08)	7.12	1.67	(2.13)
Total from investment operations	22.44	(1.84)	7.33	1.92	(2.01)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.21)	(0.21)	(0.24)	(0.12)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.25)	(0.21)	(0.21)	(0.24)	(0.13)
Net asset value, end of year	$67.21	$45.02	$47.07	$39.95	$38.27
Total return	49.94%	−3.95%	18.40%	5.06%	−5.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$45,701	$40,521	$61,194	$19,976	$3,827
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.61%
Ratio of net investment income (loss) to average net assets	0.45%	0.48%	0.47%	0.64%	0.29%
Portfolio turnover rate(c)	100%	71%	75%	74%	79%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

157

PACER US LARGE CAP CASH COWS GROWTH LEADERS ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,			Period Ended April 30, 2023(a)
	2026	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$31.74	$24.56	$20.07	$20.36
INVESTMENT OPERATIONS:
Net investment income(b)	0.12	0.13	0.12	0.03
Net realized and unrealized gain (loss) on investments(c)	4.60	7.16	4.48	(0.30)
Total from investment operations	4.72	7.29	4.60	(0.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.11)	(0.11)	(0.02)
Total distributions	(0.12)	(0.11)	(0.11)	(0.02)
Net asset value, end of period	$36.34	$31.74	$24.56	$20.07
Total return(d)	14.85%	29.72%	22.96%	−1.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,174,849	$1,440,421	$120,342	$19,571
Ratio of expenses to average net assets(e)	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	0.33%	0.42%	0.53%	0.44%
Portfolio turnover rate(d)(f)	110%	108%	111%	30%

(a)	Inception date of the Fund was December 21, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

158

PACER US SMALL CAP CASH COWS ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$35.70	$45.83	$37.05	$38.06	$41.82
INVESTMENT OPERATIONS:
Net investment income(a)	0.54	0.51	0.54	0.51	0.72
Net realized and unrealized gain (loss) on investments(b)	12.44	(10.18)	8.76	(1.09)	(3.37)
Total from investment operations	12.98	(9.67)	9.30	(0.58)	(2.65)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.64)	(0.46)	(0.52)	(0.43)	(0.67)
Return of capital	—	—	—	—	(0.44)
Total distributions	(0.64)	(0.46)	(0.52)	(0.43)	(1.11)
ETF transaction fees per share (See Note 1)	0.00(c)	—	—	—	—
Net asset value, end of year	$48.04	$35.70	$45.83	$37.05	$38.06
Total return	36.54%	−21.28%	25.18%	−1.46%	−6.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,439,307	$4,185,670	$9,399,691	$2,035,764	$831,675
Ratio of expenses to average net assets	0.59%	0.59%	0.59%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets	1.26%	1.16%	1.20%	1.36%	1.70%
Portfolio turnover rate(d)	130%	146%	108%	101%	133%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

159

PACER US SMALL CAP CASH COWS GROWTH LEADERS ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,		Period End April 30, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$23.06	$22.93	$20.18
INVESTMENT OPERATIONS:
Net investment income(b)	0.04	0.10	0.13
Net realized and unrealized gain (loss) on investments(c)	7.22	0.11	2.75
Total from investment operations	7.26	0.21	2.88
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.08)	(0.13)
Return of capital	(0.03)	—	(0.00)(d)
Total distributions	(0.09)	(0.08)	(0.13)
Net asset value, end of period	$30.23	$23.06	$22.93
Total return(e)	31.51%	0.94%	14.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,672	$17,874	$9,170
Ratio of expenses to average net assets(f)	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(f)	0.17%	0.39%	0.59%
Portfolio turnover rate(e)(g)	125%	136%	152%

(a)	Inception date of the Fund was May 1, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

160

PACER WEALTHSHIELD ETF
FINANCIAL HIGHLIGHTS

	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$30.81	$27.78	$27.16	$30.16	$32.10
INVESTMENT OPERATIONS:
Net investment income(a)	0.53	0.61	0.39	0.64	0.26
Net realized and unrealized gain (loss) on investments(b)	1.19	2.85	0.71	(3.07)	(1.94)
Total from investment operations	1.72	3.46	1.10	(2.43)	(1.68)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	(0.43)	(0.48)	(0.57)	(0.26)
Total distributions	(0.47)	(0.43)	(0.48)	(0.57)	(0.26)
ETF transaction fees per share (See Note 1)	—	0.00(c)	—	—	0.00(c)
Net asset value, end of year	$32.06	$30.81	$27.78	$27.16	$30.16
Total return	5.63%	12.45%	4.06%	−8.09%	−5.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$30,456	$26,185	$19,446	$24,446	$33,172
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.61%
Ratio of net investment income (loss) to average net assets	1.66%	2.01%	1.42%	2.19%	0.79%
Portfolio turnover rate(d)	664%	514%	315%	669%	448%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

161

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026
NOTE 1 – ORGANIZATION
Pacer Funds Trust (the “Trust”), a Delaware statutory trust organized on August 12, 2014. INDQ, USAI, ODDS, BULD, QQWZ, EAFG, QSIX, QDPL, PEVC, LCOW, QFHD, QFRD, MCOW, SCOW, FOWF, PSCW, PSCX, PSCJ, PSCQ, PSFM, PSFD, PSFJ, PSFO, PSFF, PSMR, PSMD, PSMJ, PSMO and MILK fiscal year end is October 31st and as such are not included in these financial statements. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust currently consists of multiple operational series, of which are covered in this report, individually the (“Fund”) or collectively the (“Funds”).
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”), Nasdaq Stock Market LLC (“Nasdaq”), or the NYSE Arca, Inc. (“NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 50,000 shares except PTBD which generally consist of 100,000 shares, COWG and CAFG which generally consist of 25,000 shares, and FLRT, TRFK, SHPP, PIEL, GLBL, QQQG and PATN which generally consist of 20,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds each currently offer one class of Shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Below are the charges for the standard fixed creation fee, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction for the Funds. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer Aristotle Pacific Floating Rate High Income ETF*	FLRT	February 18, 2015	NYSE	$300
Pacer Cash Cows Fund of Funds ETF	HERD	May 3, 2019	Nasdaq	300
Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF***	SZNE	July 23, 2018	NYSE	500
Pacer Data & Infrastructure Real Estate ETF	SRVR	May 15, 2018	NYSE	300
Pacer Data and Digital Revolution ETF	TRFK	June 8, 2022	NYSE	500
Pacer Developed Markets International Cash Cows 100 ETF	ICOW	June 16, 2017	Cboe	1,000
Pacer Emerging Markets Cash Cows 100 ETF	ECOW	May 2, 2019	Nasdaq	1,750
Pacer Global Cash Cows Dividend ETF	GCOW	February 22, 2016	Cboe	1,000
Pacer Industrial Real Estate ETF	INDS	May 14, 2018	NYSE	300
Pacer Industrials and Logistics ETF	SHPP	June 8, 2022	NYSE	750

162

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer International Export Leaders ETF	PIEL	December 22, 2025	CBOE	$2,000
Pacer Lunt Large Cap Alternator ETF	ALTL	June 24, 2020	NYSE	300
Pacer Lunt Large Cap Multi-Factor Alternator ETF	PALC	June 24, 2020	NYSE	300
Pacer Lunt MidCap Multi-Factor Alternator ETF	PAMC	June 24, 2020	NYSE	300
Pacer MSCI World Industry Advantage ETF	GLBL	September 16, 2024	Cboe	1,250
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	QQQG	August 19, 2024	Nasdaq	300
Pacer Nasdaq International Patent Leaders ETF	PATN	September 16, 2024	Nasdaq	500
Pacer Trendpilot® 100 ETF	PTNQ	June 11, 2015	Nasdaq	300
Pacer Trendpilot® European Index ETF	PTEU	December 14, 2015	Cboe	1,250**
Pacer Trendpilot® Fund of Funds ETF	TRND	May 3, 2019	NYSE	300
Pacer Trendpilot® International ETF	PTIN	May 2, 2019	NYSE	4,000**
Pacer Trendpilot® US Bond ETF	PTBD	October 22, 2019	NYSE	500
Pacer Trendpilot® US Large Cap ETF	PTLC	June 11, 2015	Cboe	500**
Pacer Trendpilot® US Mid Cap ETF	PTMC	June 11, 2015	Cboe	300**
Pacer US Cash Cows 100 ETF	COWZ	December 16, 2016	Cboe	300
Pacer US Cash Cows Growth ETF	BUL	May 2, 2019	NYSE	300
Pacer US Export Leaders ETF	PEXL	July 23, 2018	NYSE	300
Pacer US Large Cap Cash Cows Growth Leaders ETF	COWG	December 21, 2022	Nasdaq	300
Pacer US Small Cap Cash Cows ETF	CALF	June 16, 2017	Cboe	300
Pacer US Small Cap Cash Cows Growth Leaders ETF	CAFG	May 1, 2023	Nasdaq	300
Pacer WealthShield ETF	PWS	December 11, 2017	Cboe	500

*
Effective 8/29/2025, the Fund changed its name from Pacer Pacific Asset Floating Rate High Income ETF to Pacer Aristotle Pacific Floating Rate High Income ETF. No changes were made to the Fund’s investment objectives, principal investment strategies, or principal risks as a result of this name change.

**	For the PTLC, PTMC, PTEU and PTIN, the standard fixed creation transaction fee is $300 when the Deposit Securities include only U.S. Treasury bills.
***
Subsequent to 4/30/2026, the Board of Trustees approved the liquidation of the Fund. The Fund liquidated on 5/15/2026, at which time substantially all assets were distributed to shareholders. The Fund has ceased operations.

The investment objectives of the following Funds are to seek to track the total return performance, before fees and expenses, of the following indexes, respectively.

Ticker	Index	Diversification
HERD	Pacer Cash Cows Fund of Funds Index	Diversified
SZNE	CFRA-Stovall Equal Weight Seasonal Rotation Index	Diversified
SRVR	Solactive GPR Data & Infrastructure Real Estate Index	Non-Diversified
TRFK	Pacer Data Transmission and Communication Revolution Index	Non-Diversified
ICOW	Pacer Developed Markets International Cash Cows 100 Index	Diversified
ECOW	Pacer Emerging Markets Cash Cows 100 Index	Diversified
GCOW	Pacer Global Cash Cows Dividend Index	Diversified
INDS	Solactive GPR Industrial Real Estate Index	Non-Diversified
SHPP	Pacer Global Supply Chain Infrastructure Index	Non-Diversified
PIEL	Pacer International Export Leaders Index	Non-Diversified
ALTL	Lunt Capital U.S. Large Cap Equity Rotation Index	Diversified
PALC	Lunt Capital U.S. Large Cap Multi-Factor Rotation Index	Non-Diversified
PAMC	Lunt Capital U.S. MidCap Multi-Factor Rotation Index	Diversified
GLBL	MSCI World Ricardo Comparative Advantage Select Index	Non-Diversified

163

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)

Ticker	Index	Diversification
QQQG	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders Index	Non-Diversified
PATN	Nasdaq International Patent Leaders Index	Non-Diversified
PTNQ	Pacer NASDAQ-100 Trendpilot® Index	Non-Diversified
PTEU	Pacer Trendpilot® European Index	Diversified
TRND	Pacer Trendpilot® Fund of Funds Index	Diversified
PTIN	Pacer Trendpilot® International Index	Diversified
PTBD	Pacer Trendpilot® US Bond Index	Diversified
PTLC	Pacer Trendpilot® US Large Cap Index	Diversified
PTMC	Pacer Trendpilot® US Mid Cap Index	Diversified
COWZ	Pacer US Cash Cows 100 Index	Diversified
BUL	Pacer US Cash Cows Growth Index	Non-Diversified
PEXL	Pacer US Export Leaders Index	Diversified
COWG	Pacer US Large Cap Cash Cows Growth Leaders Index	Diversified
CALF	Pacer US Small Cap Cash Cows Index	Diversified
CAFG	Pacer US Small Cap Cash Cows Growth Leaders Index	Non-Diversified
PWS	Pacer WealthShield Index	Diversified

The investment objective of FLRT is to seek to provide a high level of current income. FLRT is a diversified Fund.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
In accordance with the Financial Accounting Standards Board Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.
Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.
Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.
Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

164

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.
Futures contracts are valued at the settlement price on the exchange on which they are principally traded.
Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.
Cash and cash equivalents - Cash and cash equivalents are held with a financial institution. Cash and cash equivalents of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.
The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”). As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

165

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2026:
FLRT

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$—	$334,419,929	$—	$334,419,929
Collateralized Loan Obligations	—	191,316,418	—	191,316,418
Corporate Bonds	—	53,109,603	—	53,109,603
Exchange Traded Funds	6,175,849	—	—	6,175,849
Closed-End Funds	7,772	—	—	7,772
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	7,775,439
Total Investments	$6,183,621	$578,845,950	$—	$592,805,010

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $7,775,439 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

HERD

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$94,692,224	$—	$—	$94,692,224
Total Investments	$94,692,224	$—	$—	$94,692,224

SZNE

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$13,388,354	$—	$—	$13,388,354
Rights	—	—	0	0
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,743,312
Total Investments	$13,388,354	$—	$0	$15,131,666

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,743,312 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

SZNE(a)	Balance as of 4/30/2025	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 4/30/2026
Rights	$ —	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

166

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
The following is a summary of quantitative information about Level 3 Fair Value Measurements:

SZNE	Fair Value as of 4/30/2026	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Rights	$ 0	Intrinsic Value	Corporate Action	0 USD

(a)	Table presents information for one security: Sycamore Partners LLC which has been valued at $0 throughout the year.
SRVR

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$237,075,386	$—	$—	$237,075,386
Common Stocks	157,824,844	—	—	157,824,844
Rights	—	—	0	0
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	38,203,899
Total Investments	$394,900,230	$—	$0	$433,104,129

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $38,203,899 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

SRVR(a)	Balance as of 4/30/2025	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Corporate Action	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 4/30/2026
Rights	$ —	$ 0	$(129,110)	$ 0	$ 0	$ 129,110	$ 0	$ 0	$ 0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

SRVR	Fair Value as of 4/30/2026	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Rights	$ 0	Implied Price	Corporate Action	0 AUD

(a)	Table presents information for one security: NEXTDC Ltd. which has been valued at 0 AUD throughout the year.
TRFK

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$613,894,496	$—	$—	$613,894,496
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	30,940,289
Total Investments	$613,894,496	$—	$—	$644,834,785

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $30,940,289 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

167

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
ICOW

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,761,649,881	$—	$—	$1,761,649,881
Preferred Stocks	13,477,327	—	—	13,477,327
Total Investments	$1,775,127,208	$—	$—	$1,775,127,208

Refer to the Schedule of Investments for further disaggregation of investment categories.
ECOW

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$190,264,946	$—	$0	$190,264,946
Preferred Stocks	12,395,679	—	—	12,395,679
Total Investments	$202,660,625	$—	$0	$202,660,625

Refer to the Schedule of Investments for further disaggregation of investment categories.

ECOW(a)	Balance as of 4/30/2025	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 4/30/2026
Common Stocks	$ 0	$ —	$ —	$ —	$ —	$ —	$ —	$ 0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

ECOW	Fair Value as of 4/30/2026	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$ 0	Comparable companies	Discount for lack of marketability	$ 0

(a)	Table presents information for ten securities, which due to the Russian foreign exchange restrictions are not actively trading.
GCOW

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,325,028,408	$—	$—	$3,325,028,408
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	13,919,944
Total Investments	$3,325,028,408	$—	$—	$3,338,948,352

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $13,919,944 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

168

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
INDS

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$108,612,002	$—	$1,176,814	$109,788,816
Common Stocks	3,025,766	—	—	3,025,766
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	19,401,123
Total Investments	$111,637,768	$—	$1,176,814	$132,215,705

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $19,401,123 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

INDS(a)	Balance as of 4/30/2025	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 4/30/2026
Real Estate Investment Trusts	$ —	$(110)	$361,318	$49,791	$(506,364)	$1,272,179	$ —	$1,176,814

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

INDS	Fair Value as of 4/30/2026	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Real Estate Investment Trusts	$1,176,814	Acquisition Price	Corporate Action/Delisting	2.79 AUD

(a)	Table presents information for one security: National Storage REIT, which has been valued at 2.79 AUD throughout the year.
SHPP

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,992,900	$—	$—	$1,992,900
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	269,393
Total Investments	$1,992,900	$—	$—	$2,262,293

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $269,393 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PIEL

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,035,058	$—	$—	$1,035,058
Total Investments	$1,035,058	$—	$—	$1,035,058

Refer to the Schedule of Investments for further disaggregation of investment categories.

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
ALTL

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$80,016,917	$—	$—	$80,016,917
Real Estate Investment Trusts	13,889,252	—	—	13,889,252
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	12,494,914
Total Investments	$93,906,169	$—	$—	$106,401,083

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $12,494,914 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PALC

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$229,419,006	$—	$—	$229,419,006
Real Estate Investment Trusts	606,163	—	—	606,163
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,696,108
Total Investments	$230,025,169	$—	$—	$232,721,277

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,696,108 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PAMC

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$60,410,290	$—	$—	$60,410,290
Real Estate Investment Trusts	2,562,273	—	—	2,562,273
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	6,758,247
Total Investments	$62,972,563	$—	$—	$69,730,810

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $6,758,247 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

170

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
GLBL

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,036,673	$—	$—	$1,036,673
Real Estate Investment Trusts	30,402	—	—	30,402
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	34,550
Total Investments	$1,067,075	$—	$—	$1,101,625

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $34,550 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

QQQG

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$11,284,479	$—	$—	$11,284,479
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	299,286
Total Investments	$11,284,479	$—	$—	$11,583,765

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $299,286 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PATN

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$78,024,243	$—	$—	$78,024,243
Preferred Stocks	129,952	—	—	129,952
Total Investments	$78,154,195	$—	$—	$78,154,195

Refer to the Schedule of Investments for further disaggregation of investment categories.
The Fund held Level 3 investments at the beginning of the period. During the period, these investments were fully liquidated, resulting in no Level 3 investments held at period-end.

PATN	Balance as of 4/30/2025	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Corporate Action	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 4/30/2026
Rights	$ 0	$ (206)	$ 206	$ 0	$ 0	$ 0	$ 0	$ 0	$ —

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
PTNQ

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,244,109,485	$—	$—	$1,244,109,485
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	9,780,743
Total Investments	$1,244,109,485	$—	$—	$1,253,890,228

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $9,780,743 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PTEU

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$34,301,952	$—	$7,093	$34,309,045
Real Estate Investment Trusts	198,664	—	—	198,664
Preferred Stocks	196,029	—	—	196,029
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	112,772
Total Investments	$34,696,645	$—	$7,093	$34,816,510

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $112,772 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PTEU(a)	Balance as of 4/30/2025	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 4/30/2026
Common Stocks	$6,846	$ —	$247	$ —	$ —	$ —	$ —	$7,093

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTEU	Fair Value as of 4/30/2026	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$7,093	Last Trade Price	Stale Data	4.8 EUR

(a)	Table presents information for one security: FF Group, which has been valued at 4.8 EUR throughout the year.
TRND

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$56,425,444	$—	$—	$56,425,444
Total Investments	$56,425,444	$—	$—	$56,425,444

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
PTIN

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$180,386,044	$—	$—	$180,386,044
Preferred Stocks	1,053,074	—	—	1,053,074
Real Estate Investment Trusts	546,100	—	—	546,100
Warrants	—	—	0	0
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	59,862
Total Investments	$181,985,218	$—	$0	$182,045,080

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $59,862 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PTIN(a)	Balance as of 4/30/2025	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 4/30/2026
Warrants	$ 0	$ —	$ —	$ —	$ —	$ —	$ —	$ 0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTIN	Fair Value as of 4/30/2026	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Warrants	$ 0	US Line	Delisting	0 CAD

(a)	Table presents information for one security: Constellation Software, Inc., which has been valued at 0 CAD throughout the year.
PTBD

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$92,355,685	$—	$92,355,685
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,669,765
Total Investments	$—	$92,355,685	$—	$95,025,450

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,669,765 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

173

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
PTLC

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,147,658,989	$—	$—	$3,147,658,989
Real Estate Investment Trusts	58,587,176	—	—	58,587,176
Rights	—	—	0	0
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	41,884,387
Total Investments	$3,206,246,165	$—	$0	$3,248,130,552

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $41,884,387 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PTLC(a)	Balance as of 4/30/2025	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 4/30/2026
Rights	$ —	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTLC	Fair Value as of 4/30/2026	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Rights	$ 0	Intrinsic Value	Corporate Action	0 USD

(a)	Table presents information for one security: Sycamore Partners LLC, which has been valued at $0 throughout the year.
PTMC

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$364,515,598	$—	$—	$364,515,598
Real Estate Investment Trusts	27,792,291	—	—	27,792,291
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	45,672,621
Total Investments	$392,307,889	$—	$—	$437,980,510

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $45,672,621 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

174

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
COWZ

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$18,138,014,426	$—	$—	$18,138,014,426
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	166,682,678
Total Investments	$18,138,014,426	$—	$—	$18,304,697,104

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $166,682,678 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

BUL

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$127,026,313	$—	$—	$127,026,313
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	6,200,228
Total Investments	$127,026,313	$—	$—	$133,226,541

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $6,200,228 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PEXL

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$45,677,701	$—	$—	$45,677,701
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,324,229
Total Investments	$45,677,701	$—	$—	$47,001,930

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,324,229 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

COWG

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,173,732,456	$—	$—	$2,173,732,456
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	34,132,908
Total Investments	$2,173,732,456	$—	$—	$2,207,865,364

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $34,132,908 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

175

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
CALF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,385,350,207	$—	$—	$3,385,350,207
Real Estate Investment Trusts	52,379,705	—	—	52,379,705
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	205,161,093
Total Investments	$3,437,729,912	$—	$—	$3,642,891,005

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $205,161,093 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

CAFG

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$22,670,322	$—	$—	$22,670,322
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	4,233,041
Total Investments	$22,670,322	$—	$—	$26,903,363

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $4,233,041 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PWS

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$24,475,970	$—	$0	$24,475,970
Rights	—	—	7,118	7,118
U.S. Treasury Bills	—	4,830,820	—	4,830,820
Total Investments	$24,475,970	$4,830,820	$7,118	$29,313,908

Refer to the Schedule of Investments for further disaggregation of investment categories.

PWS(a)	Balance as of 4/30/2025	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 4/30/2026
Common Stocks	$ 0	$ —	$—	$ —	$ —	$ —	$ —	$0
Rights	$—	$—	$7,118	$—	$—	$—	$—	$7,118

176

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PWS	Fair Value as of 4/30/2026	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$0	Acquisition Price	Stale Data	0 USD
Rights	$6,356	Intrinsic Value	Corporate Action	4.90 USD
Rights	$762	Intrinsic Value	Corporate Action	0.34 USD

(a)	Table presents information for 3 securities: ABIOMED INC, Pfizer, Inc., and Roche Holding AG, which have been valued at $0, $6,356, and $762, respectively, throughout the year.
A.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

B.
Federal Income Taxes. The Funds have complied and intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period/year ended April 30, 2026, the Funds did not have any tax positions that did not meet the “more-likely- than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period/year ended April 30, 2026, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Management has analyzed each of the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2023-2025) or expected to be taken in each of the Fund’s 2026 tax returns. During the year/period ended April 30, 2026, the Funds did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Fund’s investments in Real Estate Investment Trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.
D.	Distributions to Shareholders. Distributions to shareholders from net investment income for PIEL, PTNQ, PTEU, TRND, PTIN, PTLC and PTMC, are declared and paid on an annual basis. HERD, SZNE, SRVR,

177

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
TRFK, ICOW, ECOW, GCOW, INDS, SHPP, ALTL, PALC, PAMC, GLBL, QQQG, PATN, COWZ, BUL, PEXL, COWG, CALF, CAFG and PWS, are declared and paid on a quarterly basis. FLRT and PTBD are declared and paid on a monthly basis. The net realized gains on securities normally are declared and paid on an annual basis for all Funds. Distributions are recorded on the ex-dividend date.
E.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

H.
Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period/year ended April 30, 2026, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
FLRT	$—	$—
HERD	(3,540,578)	3,540,578
SZNE	(188,137)	188,137
SRVR	(12,899,035)	12,899,035
TRFK	(9,375,282)	9,375,282
ICOW	(120,969,486)	120,969,486
ECOW	(12,754,541)	12,754,541
GCOW	(239,022,994)	239,022,994
INDS	401,730	(401,730)
SHPP	(709,798)	709,798
PIEL	—	—
ALTL	(5,418,540)	5,418,540
PALC	(8,679,224)	8,679,224
PAMC	(5,926,278)	5,926,278
GLBL	(181,538)	181,538
QQQG	(546,105)	546,105
PATN	(117,772)	117,772
PTNQ	(85,982,217)	85,982,217
PTEU	(683,496)	683,496
TRND	(2,876,038)	2,876,038
PTIN	(1,555,295)	1,555,295
PTBD	(314,205)	314,205
PTLC	(208,838,952)	208,838,952
PTMC	(3,658,653)	3,658,653

178

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
COWZ	$(1,020,397,871)	$1,020,397,871
BUL	(10,529,753)	10,529,753
PEXL	(8,165,730)	8,165,730
COWG	(257,082,724)	257,082,724
CALF	(270,640,782)	270,640,782
CAFG	(1,628,193)	1,628,193
PWS	(419,165)	419,165

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Pacer Advisors, Inc. (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, the Funds pay the Adviser at the following annual rates based on each Fund’s average daily net assets:

Ticker	Current Adviser Fee	Previous Adviser Fee
FLRT	0.60%	0.60%
HERD	0.15%	0.15%
SZNE	0.60%	0.60%
SRVR	0.49%[1]	0.60%
TRFK	0.49%[2]	0.60%
ICOW	0.65%	0.65%
ECOW	0.70%	0.70%
GCOW	0.60%	0.60%
INDS	0.49%[1]	0.60%
SHPP	0.60%	0.60%
PIEL	0.60%	0.60%
ALTL	0.60%	0.60%
PALC	0.60%	0.60%
PAMC	0.60%	0.60%
GLBL	0.65%	0.65%
QQQG	0.49%	0.49%
PATN	0.65%	0.65%
PTNQ	0.65%	0.65%
PTEU	0.65%	0.65%
TRND	0.15%	0.15%
PTIN	0.65%	0.65%
PTBD	0.60%	0.60%
PTLC	0.60%	0.60%
PTMC	0.60%	0.60%
COWZ	0.49%	0.49%
BUL	0.60%	0.60%
PEXL	0.60%	0.60%
COWG	0.49%	0.49%

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NOTES TO FINANCIAL STATEMENTS
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Ticker	Current Adviser Fee	Previous Adviser Fee
CALF	0.59%	0.59%
CAFG	0.59%	0.59%
PWS	0.60%	0.60%

[1]	The new advisory fee took effect on August 29, 2025.
[2]	The new advisory fee took effect on August 1, 2025.
The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Vident Asset Management (“Vident”) serves as the sub-adviser to PTBD and Aristotle Pacific Capital, LLC (“Aristotle Pacific”) serves as the sub-adviser to FLRT. Each sub-adviser has responsibility for selecting and continuously monitoring their respective Fund(s) investments. Sub-Advisory fees earned by Vident and Aristotle Pacific are paid by the Adviser.
Effective August 29, 2025, SRVR and INDS advisory fee was reduced from 0.60% to 0.49% per annum. As a result, this nullified the contractual fee waiver agreement, which called for 0.05% fee waiver by the Adviser from the previous management fee of 0.60% per annum. This change reduced each Fund's total annual operating expenses from 0.55% to 0.49% per annum.
Pursuant to a Sub-Advisory Agreement between the Adviser and Vident (the “Sub-Advisory Agreement”), Vident is responsible for the day-to-day management of the Fund, including the trading of portfolio securities for the Fund. Vident is responsible for selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitutions of the Index, subject to the supervision of the Adviser and the Board. For the services it provides to PTBD, Vident is compensated by the Adviser from the management fees paid by PTBD to the Adviser.
Effective April 12, 2023 and pursuant to a Sub-Advisory Agreement between the Adviser and the Aristotle Pacific (the “Sub-Advisory Agreement”), Aristotle Pacific is responsible for the day-to-day management of FLRT, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For the services it provides to FLRT, Aristotle Pacific is compensated by the Adviser from the management fees paid by FLRT to the Adviser. Prior to April 12, 2023, pursuant to a Sub-Advisory Agreement between the Adviser and the Pacific Asset Management LLC (“Pacific Asset”) (the “Sub-Advisory Agreement”), Pacific Asset was responsible for trading portfolio securities on behalf of FLRT, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For the services they provided to FLRT, Pacific Asset was compensated by the Adviser from the management fees paid by FLRT to the Adviser.
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the fiscal year/period ended April 30, 2026.
Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.
NOTE 4 – SERVICE AND CUSTODY AGREEMENTS
The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Bank Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Funds.
NOTE 5 – SECURITIES LENDING
The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an

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amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.
As of April 30, 2026, the Funds in the following table had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.
During the year/period ended April 30, 2026, the Funds (excluding HERD, ICOW, ECOW, PIEL, PATN, TRND, and PWS) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations, as applicable.
NOTE 6 – SECURED BORROWINGS
The following represents gross obligations for secured borrowings by remaining time to maturity as of April 30, 2026.
Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
FLRT	$7,775,439
HERD	—
SZNE	1,743,312
SRVR	38,203,899
TRFK	30,940,289
ICOW	—
ECOW	—
GCOW	13,919,944
INDS	19,401,123
SHPP	269,393
PIEL	—
ALTL	12,494,914
PALC	2,696,108
PAMC	6,758,247
GLBL	34,550
QQQG	299,286
PATN	—
PTNQ	9,780,743

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
PTEU	$112,772
TRND	—
PTIN	59,862
PTBD	2,669,765
PTLC	41,884,387
PTMC	45,672,621
COWZ	166,682,678
BUL	6,200,228
PEXL	1,324,229
COWG	34,132,908
CALF	205,161,093
CAFG	4,233,041
PWS	—

*	Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).
Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
NOTE 7 – OFFSETTING ASSETS AND LIABILITIES
The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of April 30, 2026.
Liabilities

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged (Received)	Net Amount
FLRT
Securities Lending	$7,775,439	$ —	$7,775,439	$7,775,439	$ —	$ —
HERD
Securities Lending	—	—	—	—	—	—
SZNE
Securities Lending	1,743,312	—	1,743,312	1,743,312	—	—
SRVR
Securities Lending	38,203,899	—	38,203,899	38,203,899	—	—
TRFK
Securities Lending	30,940,289	—	30,940,289	30,940,289	—	—
ICOW
Securities Lending	—	—	—	—	—	—
ECOW
Securities Lending	—	—	—	—	—	—
GCOW
Securities Lending	13,919,944	—	13,919,944	13,919,944	—	—
INDS
Securities Lending	19,401,123	—	19,401,123	19,401,123	—	—

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April 30, 2026(Continued)

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged (Received)	Net Amount
SHPP
Securities Lending	$269,393	$—	$269,393	$269,393	$—	$—
PIEL
Securities Lending	—	—	—	—	—	—
ALTL
Securities Lending	12,494,914	—	12,494,914	12,494,914	—	—
PALC
Securities Lending	2,696,108	—	2,696,108	2,696,108	—	—
PAMC
Securities Lending	6,758,247	—	6,758,247	6,758,247	—	—
GLBL
Securities Lending	34,550	—	34,550	34,550	—	—
QQQG
Securities Lending	299,286	—	299,286	299,286	—	—
PATN
Securities Lending	—	—	—	—	—	—
PTNQ
Securities Lending	9,780,743	—	9,780,743	9,780,743	—	—
PTEU
Securities Lending	112,772	—	112,772	112,772	—	—
TRND
Securities Lending	—	—	—	—	—	—
PTIN
Securities Lending	59,862	—	59,862	59,862	—	—
PTBD
Securities Lending	2,669,765	—	2,669,765	2,669,765	—	—
PTLC
Securities Lending	41,884,387	—	41,884,387	41,884,387	—	—
PTMC
Securities Lending	45,672,621	—	45,672,621	45,672,621	—	—
COWZ
Securities Lending	166,682,678	—	166,682,678	166,682,678	—	—
BUL
Securities Lending	6,200,228	—	6,200,228	6,200,228	—	—
PEXL
Securities Lending	1,324,229	—	1,324,229	1,324,229	—	—
COWG
Securities Lending	34,132,908	—	34,132,908	34,132,908	—	—
CALF
Securities Lending	205,161,093	—	205,161,093	205,161,093	—	—
CAFG
Securities Lending	4,233,041	—	4,233,041	4,233,041	—	—
PWS
Securities Lending	—	—	—	—	—	—

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NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
NOTE 8 – INVESTMENT TRANSACTIONS
For the year/period ended April 30, 2026, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, the in-kind transactions associated with creations and redemptions, and the long-term purchases and sales of U.S. Government Securities were as follows:

	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
FLRT	$349,002,010	$206,246,182	$—	$—	$—	$—
HERD	4,957,932	5,980,634	11,187,848	21,208,190	—	—
SZNE	16,374,457	16,212,863	—	8,581,698	—	—
SRVR	180,368,880	183,798,124	15,000,809	99,601,806	—	—
TRFK	54,454,334	52,310,951	445,985,302	19,775,626	—	—
ICOW	1,220,987,058	1,009,351,471	491,120,151	412,732,543	—	—
ECOW	178,602,434	104,374,242	56,458,739	44,812,939	—	—
GCOW	2,266,618,375	1,690,176,279	944,949,961	995,043,335	—	—
INDS	18,747,949	18,899,821	1,824,499	38,544,593	—	—
SHPP	1,241,849	1,005,216	7,499,286	7,557,649	—	—
PIEL	75,287	2,996	937,692	—	—	—
ALTL	503,663,609	505,592,266	—	66,067,914	—	—
PALC	1,204,641,920	1,205,116,173	41,364,112	143,943,186	—	—
PAMC	381,967,694	382,010,304	27,414,673	43,037,628	—	—
GLBL	335,232	306,772	477,744	509,061	—	—
QQQG	6,159,304	5,936,327	7,353,513	1,847,509	—	—
PATN	22,022,587	1,985,429	38,327,543	541,223	—	—
PTNQ	1,946,648,293	732,685,243	213,459,732	409,725,018	—	—
PTEU	3,810,293	3,574,673	5,553,145	7,479,270	—	—
TRND	3,288,363	3,248,181	8,050,468	14,726,929	—	—
PTIN	166,145,251	20,399,330	14,804,702	19,065,923	—	—
PTBD	764,407,992	766,829,811	3,785,559	63,706,393	315,959,050	466,986,334
PTLC	4,862,358,648	1,606,894,913	499,491,109	1,011,923,568	—	—
PTMC	501,496,704	68,937,320	8,772,574	101,126,334	—	—
COWZ	16,488,261,343	16,570,029,951	2,370,698,199	9,001,849,441	—	—
BUL	102,586,643	102,818,099	87,741,952	52,626,528	—	—
PEXL	38,447,518	37,991,707	30,844,828	41,328,990	—	—
COWG	2,478,678,922	2,450,367,706	1,484,904,285	999,387,000	—	—
CALF	4,917,998,417	4,969,556,453	615,524,076	2,490,414,916	—	—
CAFG	23,841,576	23,948,748	8,578,557	8,785,934	—	—
PWS	169,005,368	174,521,329	7,879,278	4,821,081	67,585,362	90,371,962

NOTE 9 – TRANSACTIONS WITH AFFILIATED SECURITIES
The Pacer Trendpilot® Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Trendpilot® ETFs”). Each of the Trendpilot® ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the underlying index listed in the following table (collectively, the “Trendpilot® Indexes”). Each Trendpilot® Index other than the Pacer Trendpilot® US Bond Index (collectively, the “Trendpilot® Equity Indexes”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the “Underlying Component” specified in the table below, (ii) 50% to the applicable Underlying Component and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Underlying Component and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for each Underlying

184

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Component is based on the total return version of such Underlying Component and reflects the reinvestment of dividends paid by the securities in such Underlying Component.
The Pacer Trendpilot® US Bond Index (the “Trendpilot® Bond Index”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the iBoxx USD Liquid High Yield Index, (ii) 50% to the iBoxx USD Liquid High Yield Index and 50% to the iBoxx USD Treasuries 7-10 Year Index or (iii) 100% to iBoxx USD Treasuries 7-10 Year Index, depending on the value of the iBoxx USD Liquid High Yield Index divided by the value of the iBoxx USD Treasuries 7-10 Year Index (the “Risk Ratio”).

Weight	Trendpilot® ETF	Trendpilot® Index	Equity Component
20%	Pacer Trendpilot® 100 ETF	Pacer NASDAQ-100 Trendpilot® Index	NASDAQ-100® Index
20%	Pacer Trendpilot® International ETF	Pacer Trendpilot® International Index	S&P Developed Ex-US Large Cap Index
20%	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® US Bond Index	iBoxx USD Liquid High Yield Index
20%	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Large Cap Index	S&P 500® Index
20%	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® US Mid Cap Index	S&P MidCap 400® Index

TRND had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance May 1, 2025	Purchases	Sales	Balance April 30, 2026
PTNQ	161,335	31,725	(48,443)	144,617
PTIN	386,164	70,500	(130,236)	326,428
PTBD	582,464	138,695	(165,768)	555,391
PTLC	224,376	42,426	(65,632)	201,170
PTMC	335,781	58,121	(103,324)	290,578

Security Name	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates
PTNQ	$11,644,879	$96,435	$989,143	$1,108,933
PTIN	11,415,187	281,746	520,562	2,204,319
PTBD	10,666,284	617,510	(160,722)	(286,925)
PTLC	11,247,415	116,347	1,150,029	447,515
PTMC	11,451,679	196,701	282,711	1,133,514
	$56,425,444	$1,308,739	$2,781,723	$4,607,356

The Pacer Cash Cows Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Cash Cows ETFs”). Each of the Cash Cows ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the applicable underlying index listed in the following table (collectively, the “Cash Cows Indexes”). Each Cash Cows Index uses an objective, rules-based methodology to provide exposure to companies with high free cash flow yields (commonly referred to as “cash cows”) selected from the applicable “Equity Universe” as indicated in the following table.

Weight	Cash Cows ETF	Cash Cows Index	Equity Universe
20%	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 Index	FTSE Developed ex US Index
20%	Pacer Global Cash Cows Dividend ETF	Pacer Global Cash Cows Dividend Index	FTSE All-World Developed Large Cap Index

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April 30, 2026(Continued)

Weight	Cash Cows ETF	Cash Cows Index	Equity Universe
20%	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows 100 Index	Russell 1000 Index
20%	Pacer US Cash Cows Growth ETF	Pacer US Cash Cows Growth Index	S&P 900® Pure Growth Index
20%	Pacer US Small Cap Cash Cows ETF	Pacer US Small Cap Cash Cows Index	S&P Small Cap 600® Index

HERD had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance May 1, 2025	Purchases	Sales	Balance April 30, 2026
ICOW	534,129	58,776	(163,041)	429,864
GCOW	459,633	66,170	(132,064)	393,739
COWZ	310,475	51,239	(71,075)	290,639
BUL	382,490	91,263	(132,092)	341,661
CALF	447,577	65,305	(105,163)	407,719

Security Name	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates
ICOW	$19,111,753	$451,855	$873,918	$5,021,379
GCOW	18,261,615	853,779	677,374	3,357,316
COWZ	18,458,483	371,988	634,953	2,824,171
BUL	19,293,938	43,468	2,118,794	2,126,947
CALF	19,566,435	248,082	192,575	4,999,535
	$94,692,224	$1,969,172	$4,497,614	$18,329,348

NOTE 10 – TAX COST BASIS
The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at April 30, 2026 were as follows:

	FLRT	HERD	SZNE	SRVR	TRFK
Tax cost of investments	$600,858,199	$75,133,304	$14,014,703	$402,535,522	$518,579,849
Gross tax unrealized appreciation	2,491,506	19,826,906	2,003,751	82,133,703	164,898,566
Gross tax unrealized depreciation	(10,544,695)	(267,986)	(886,788)	(51,575,310)	(38,643,076)
Net tax unrealized appreciation (depreciation)	(8,053,189)	19,558,920	1,116,963	30,558,393	126,255,490
Undistributed ordinary income	997,579	—	7,597	5,475,272	187,735
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	997,579	—	7,597	5,475,272	187,735
Other accumulated (loss)	(6,222,674)	(36,068)	(29,405,151)	(306,667,816)	(2,209,270)
Total accumulated gain (loss)	$(13,278,284)	$19,522,852	$(28,280,591)	$(270,634,151)	$124,233,955

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April 30, 2026(Continued)

	ICOW	ECOW	GCOW	INDS	SHPP
Tax cost of investments	$1,466,224,138	$182,024,520	$2,806,689,610	$133,427,907	$2,190,654
Gross tax unrealized appreciation	383,568,460	32,235,589	646,061,286	8,074,231	205,269
Gross tax unrealized depreciation	(74,417,803)	(11,590,545)	(113,332,800)	(9,264,272)	(133,446)
Net tax unrealized appreciation (depreciation)	309,150,657	20,645,044	532,728,486	(1,190,041)	71,823
Undistributed ordinary income	31,038,007	2,333,102	20,044,234	1,171,819	28,966
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	31,038,007	2,333,102	20,044,234	1,171,819	28,966
Other accumulated (loss)	(22,990,757)	(6,467,331)	(118,839,529)	(63,867,059)	(3,324)
Total accumulated gain (loss)	$317,197,907	$16,510,815	$433,933,191	$(63,885,281)	$97,465

	PIEL	ALTL	PALC	PAMC	GLBL
Tax cost of investments	$1,009,947	$105,734,119	$220,551,325	$65,948,031	$1,082,695
Gross tax unrealized appreciation	123,786	3,882,414	21,815,126	6,461,933	110,244
Gross tax unrealized depreciation	(98,662)	(3,215,450)	(9,645,174)	(2,679,154)	(91,310)
Net tax unrealized appreciation (depreciation)	25,124	666,964	12,169,952	3,782,779	18,934
Undistributed ordinary income	6,849	252,509	493,429	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	6,849	252,509	493,429	—	—
Other accumulated (loss)	(50)	(237,364,793)	(51,061,555)	(11,992,221)	(2,842)
Total accumulated gain (loss)	$31,923	$(236,445,320)	$(38,398,174)	$(8,209,442)	$16,092

	QQQG	PATN	PTNQ	PTEU	TRND
Tax cost of investments	$9,709,967	$67,751,276	$1,143,376,567	$30,343,331	$50,553,632
Gross tax unrealized appreciation	2,542,262	13,774,218	212,710,776	7,797,610	9,606,316
Gross tax unrealized depreciation	(668,464)	(3,348,069)	(102,197,115)	(3,324,431)	(3,734,504)
Net tax unrealized appreciation (depreciation)	1,873,798	10,426,149	110,513,661	4,473,179	5,871,812
Undistributed ordinary income	508	457,404	532,942	96,179	165,401
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	508	457,404	532,942	96,179	165,401
Other accumulated (loss)	(575,412)	3,528	(55,730,940)	(44,715,711)	(881,042)
Total accumulated gain (loss)	$1,298,894	$10,887,081	$55,315,663	$(40,146,353)	$5,156,171

187

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)

	PTIN	PTBD	PTLC	PTMC	COWZ
Tax cost of investments	$151,233,282	$94,376,921	$3,040,136,053	$405,919,442	$17,073,579,165
Gross tax unrealized appreciation	45,900,302	1,481,079	445,600,818	65,357,444	2,454,212,132
Gross tax unrealized depreciation	(15,088,504)	(832,550)	(237,606,319)	(33,296,376)	(1,223,094,193)
Net tax unrealized appreciation (depreciation)	30,811,798	648,529	207,994,499	32,061,068	1,231,117,939
Undistributed ordinary income	1,830,408	150,920	7,092,078	851,642	45,623,437
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	1,830,408	150,920	7,092,078	851,642	45,623,437
Other accumulated (loss)	(28,568,642)	(267,074,637)	(241,597,021)	(81,787,437)	(1,273,829,611)
Total accumulated gain (loss)	$4,073,564	$(266,275,188)	$(26,510,444)	$(48,874,727)	$2,911,765

	BUL	PEXL	COWG	CALF	CAFG
Tax cost of investments	$124,804,991	$40,089,358	$2,074,433,340	$3,446,328,761	$23,322,748
Gross tax unrealized appreciation	15,231,181	9,054,819	374,954,776	445,203,488	4,822,102
Gross tax unrealized depreciation	(6,809,631)	(2,142,247)	(241,522,752)	(248,641,244)	(1,241,487)
Net tax unrealized appreciation (depreciation)	8,421,550	6,912,572	133,432,024	196,562,244	3,580,615
Undistributed ordinary income	—	31,489	9,905,112	5,761,272	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	31,489	9,905,112	5,761,272	—
Other accumulated (loss)	(6,611,351)	(3,408,294)	(176,465,722)	(1,199,073,522)	(2,561,926)
Total accumulated gain (loss)	$1,810,199	$3,535,767	$(33,128,586)	$(996,750,006)	$1,018,689

PWS
Tax cost of investments	$29,306,808
Gross tax unrealized appreciation	10,693
Gross tax unrealized depreciation	(3,593)
Net tax unrealized appreciation (depreciation)	7,100
Undistributed ordinary income	173,064
Undistributed long-term gain	—
Total distributable earnings	173,064
Other accumulated (loss)	(24,409,493)
Total accumulated gain (loss)	$(24,229,329)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after April 30, 2026 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

188

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
At April 30, 2026, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
FLRT	$(4,797,019)	$(1,425,655)	Indefinite
HERD	—	(36,068)	Indefinite
SZNE	(29,405,151)	—	Indefinite
SRVR	(35,446,512)	(271,221,304)	Indefinite
TRFK	(1,775,765)	(433,505)	Indefinite
ICOW	—	(22,990,757)	Indefinite
ECOW	(5,298,930)	(1,168,401)	Indefinite
GCOW	(22,024,544)	(96,814,985)	Indefinite
INDS	(47,469,428)	(16,397,633)	Indefinite
SHPP	—	(3,324)	Indefinite
PIEL	(50)	—	Indefinite
ALTL	(237,364,793)	—	Indefinite
PALC	(50,721,637)	(339,918)	Indefinite
PAMC	(11,992,221)	—	Indefinite
GLBL	—	—	Indefinite
QQQG	(561,380)	(14,032)	Indefinite
PATN	—	—	Indefinite
PTNQ	(8,892,017)	(46,838,923)	Indefinite
PTEU	(37,015,055)	(7,704,300)	Indefinite
TRND	(509,727)	(371,315)	Indefinite
PTIN	(18,471,658)	(10,114,114)	Indefinite
PTBD	(267,074,637)	—	Indefinite
PTLC	(92,110,559)	(149,486,462)	Indefinite
PTMC	(81,787,437)	—	Indefinite
COWZ	(907,608,980)	(366,220,631)	Indefinite
BUL	(5,652,696)	(908,386)	Indefinite
PEXL	(1,801,804)	(1,606,490)	Indefinite
COWG	(169,732,194)	(6,733,528)	Indefinite
CALF	(682,380,090)	(516,693,432)	Indefinite
CAFG	(2,409,613)	(152,313)	Indefinite
PWS	(24,409,493)	—	Indefinite

The following Funds utilized capital loss carryforwards during the year ended April 30, 2026:

FLRT	$—
HERD	—
SZNE	126,185
SRVR	—
TRFK	—
ICOW	24,326,235
ECOW	202,610
GCOW	—
INDS	—
SHPP	—
PIEL	—
ALTL	21,294,304
PALC	7,851,719
PAMC	1,177,283

189

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)

GLBL	$2,909
QQQG	—
PATN	—
PTNQ	31,092,492
PTEU	—
TRND	—
PTIN	183,704
PTBD	—
PTLC	48,020,834
PTMC	16,692,349
COWZ	1,013,078,622
BUL	2,356,375
PEXL	—
COWG	—
CALF	248,006,154
CAFG	—
PWS	411,555

NOTE 11 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Funds during the fiscal year/period ended April 30, 2026 was as follows:

	Ordinary Income	Capital Gains	Return of Capital
FLRT	$38,612,119	$—	$—
HERD	1,946,250	—	1,084,426
SZNE	200,948	—	—
SRVR	11,791,086	—	—
TRFK	46,036	—	—
ICOW	34,217,793	—	—
ECOW	6,443,162	—	—
GCOW	130,101,235	—	—
INDS	4,393,322	—	—
SHPP	38,143	7,619	—
PIEL	—	—	—
ALTL	1,139,925	—	—
PALC	3,105,095	—	—
PAMC	736,763	—	21,319
GLBL	8,684	—	—
QQQG	4,146	—	—
PATN	481,357	—	—
PTNQ	11,296,398	—	—
PTEU	707,253	—	—
TRND	1,248,485	—	—
PTIN	4,064,935	—	—
PTBD	6,862,893	—	—
PTLC	35,387,659	—	—
PTMC	7,061,353	—	—
COWZ	412,843,578	—	—

190

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)

	Ordinary Income	Capital Gains	Return of Capital
BUL	$257,689	$—	$—
PEXL	167,210	—	—
COWG	7,934,913	—	—
CALF	55,866,075	—	—
CAFG	43,309	—	18,333
PWS	436,255	—	—

The tax character of distributions paid by the Funds during the fiscal year/period ended April 30, 2025 was as follows:

	Ordinary Income	Capital Gains	Return of Capital
FLRT	$30,026,014	$—	$—
HERD	2,079,362	—	11,498
SZNE	381,571	—	—
SRVR	7,675,002	—	—
TRFK	144,059	10,279	—
ICOW	63,128,996	—	—
ECOW	6,888,072	—	—
GCOW	82,367,486	—	—
INDS	4,737,411	—	—
SHPP	28,143	—	—
ALTL	2,916,487	—	—
PALC	3,109,855	—	—
PAMC	583,598	—	—
GLBL	1,271	—	—
QQQG	2,004	—	—
PATN	2,334	—	—
PTNQ	26,511,031	—	—
PTEU	918,289	—	—
TRND	1,236,269	—	—
PTIN	3,741,817	—	—
PTBD	9,614,449	—	—
PTLC	22,354,127	—	—
PTMC	3,747,410	—	—
COWZ	441,193,276	—	—
BUL	138,341	—	—
PEXL	260,011	—	—
COWG	1,361,850	—	—
CALF	86,496,425	—	—
CAFG	54,584	—	—
PWS	281,926	—	—

PIEL commenced operations after April 30, 2025.
NOTE 12 – RISKS
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed

191

Pacer Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2026(Continued)
in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.
NOTE 13 – SUBSEQUENT EVENT
Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than below.
The Board of Trustees approved the liquidation of the Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF (SZNE). The Fund liquidated on 5/15/2026, at which time all assets were distributed to shareholders. The Fund has since ceased operations.
On May 20, 2026, the following Funds declared a distribution from ordinary income to shareholders of record as of May 21, 2026, Payable May 26, 2026, as follows:

	Ordinary Income	Per Share Amount
FLRT	$2,048,044	$0.15598206
PTBD	312,272	0.06939385

On June 3, 2026, the following Funds declared a distribution from ordinary income to shareholders of record as of June 4, 2026, Payable June 8, 2026, as follows:

	Ordinary Income	Per Share Amount
SRVR	$880,132	$ 0.07458746
ICOW	10,701,015	0.26036534
ECOW	737,959	0.09282509
GCOW	30,502,295	0.41870000
INDS	105,050	0.03685977
SHPP	9,126	0.15209333
ALTL	71,480	0.03486846
PALC	319,071	0.08287556
PAMC	55,458	0.05545799
GLBL	372	0.00929825
QQQG	2,383	0.00476528
PATN	188,107	0.04898622
COWZ	31,763,372	0.11184286
BUL	13,500	0.00613640
PEXL	14,013	0.02001869
COWG	1,946,092	0.03272118
CALF	3,135,362	0.04475892
CAFG	18,220	0.02351022
PWS	54,561	0.06820182

On June 24, 2026, the following Funds declared a distribution from ordinary income to shareholders of record as of June 25, 2026, Payable June 29, 2026, as follows:

	Ordinary Income	Per Share Amount
FLRT	$ 3,768,934	$0.28063547
PTBD	530,025	0.11778328

192

PACER FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Pacer Funds Trust and the Shareholders of Pacer Aristotle Pacific Floating Rate High Income ETF, Pacer Cash Cows Fund of Funds ETF, Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF, Pacer Data & Infrastructure Real Estate ETF, Pacer Data and Digital Revolution ETF, Pacer Developed Markets International Cash Cows 100 ETF, Pacer Emerging Markets Cash Cows 100 ETF, Pacer Global Cash Cows Dividend ETF, Pacer Industrial Real Estate ETF, Pacer Industrials and Logistics ETF, Pacer International Export Leaders ETF, Pacer Lunt Large Cap Alternator ETF, Pacer Lunt Large Cap Multi-Factor Alternator ETF, Pacer Lunt Midcap Multi-Factor Alternator ETF, Pacer MSCI World Industry Advantage ETF, Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF, Pacer Nasdaq International Patent Leaders ETF, Pacer Trendpilot® 100 ETF, Pacer Trendpilot® European Index ETF, Pacer Trendpilot® Fund of Funds ETF, Pacer Trendpilot® International ETF, Pacer Trendpilot® US Bond ETF, Pacer Trendpilot® US Large Cap ETF, Pacer Trendpilot® US Mid Cap ETF, Pacer US Cash Cows 100 ETF, Pacer US Cash Cows Growth ETF, Pacer US Export Leaders ETF, Pacer US Large Cap Cash Cows Growth Leaders ETF, Pacer US Small Cap Cash Cows ETF, Pacer US Small Cap Cash Cows Growth Leaders ETF and Pacer WealthShield ETF
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (the “Funds”) each a series of the Pacer Funds Trust, as of April 30, 2026, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for the periods indicated below (collectively referred to as the “financial statements”).
The financial highlights for the year ended June 30, 2021, for the Pacer Pacific Asset Floating Rate High Income ETF were audited by other auditors whose opinion dated August 16, 2021 expressed an unqualified opinion on those financial statements.
In our opinion, the financial statements present fairly, in all material respects, the financial positions of the Funds as of April 30, 2026, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Pacer Aristotle Pacific Floating Rate High Income ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023 and for the period July 1, 2021 through April 30, 2022
Pacer Cash Cows Fund of Funds ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
Pacer Data & Infrastructure Real Estate ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
Pacer Data and Digital Revolution ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the year ended April 30, 2026, 2025 and 2024 and for the period June 8, 2022 (commencement of operations) through April 30, 2023
Pacer Developed Markets International Cash Cows 100 ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022

193

PACER FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Pacer Emerging Markets Cash Cows 100 ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
Pacer Global Cash Cows Dividend ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
Pacer Industrial Real Estate ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
Pacer Industrials and Logistics ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the year ended April 30, 2026, 2025 and 2024 and for the period June 8, 2022 (commencement of operations) through April 30, 2023
Pacer International Export Leaders ETF	For the period December 22, 2025 through April 30, 2026	For the period December 22, 2025 through April 30, 2026	For the period December 22, 2025 through April 30, 2026
Pacer Lunt Large Cap Alternator ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023 and 2022
Pacer Lunt Large Cap Multi-Factor Alternator ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023 and 2022
Pacer Lunt Midcap Multi-Factor Alternator ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023 and 2022
Pacer MSCI World Industry Advantage ETF	For the year ended April 30, 2026	For the year ended April 30, 2026 and for the period September 16, 2024 through April 30, 2025	For the year ended April 30, 2026 and for the period September 16, 2024 through April 30, 2025
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	For the year ended April 30, 2026	For the year ended April 30, 2026 and for the period August 19, 2024 through April 30, 2025	For the year ended April 30, 2026 and for the period August 19, 2024 through April 30, 2025
Pacer Nasdaq International Patent Leaders ETF	For the year ended April 30, 2026	For the year ended April 30, 2026 and for the period September 16, 2024 through April 30, 2025	For the year ended April 30, 2026 and for the period September 16, 2024 through April 30, 2025
Pacer Trendpilot® 100 ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022

194

PACER FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Pacer Trendpilot® European Index ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
Pacer Cash Cows Fund of Funds ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
Pacer Trendpilot® International ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
Pacer Trendpilot® US Bond ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
Pacer Trendpilot® US Large Cap ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
Pacer Trendpilot® US Mid Cap ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
Pacer US Cash Cows 100 ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
Pacer US Cash Cows Growth ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
Pacer US Export Leaders ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
Pacer US Large Cap Cash Cows Growth Leaders ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025 and 2024 and for the period December 21, 2022 (commencement of operations) through April 30, 2023
Pacer US Small Cap Cash Cows ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022
Pacer US Small Cap Cash Cows Growth Leaders ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026 and 2025 and for the period May 1, 2023 through April 30, 2024
Pacer WealthShield ETF	For the year ended April 30, 2026	For the years ended April 30, 2026 and 2025	For the years ended April 30, 2026, 2025, 2024, 2023, and 2022

195

PACER FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of April 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for the Pacer Funds Trust since 2015
Huntingdon Valley, Pennsylvania
June 29, 2026

196

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)
NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of each other Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.PacerETFs.com.
NOTE 2 – FEDERAL TAX INFORMATION
Qualified Dividend Income/Dividends Received Deduction/Short Term Capital Gains
For the fiscal year/period ended April 30, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017. The following are the percentage of dividends declared from ordinary income designated as qualified dividend income (“QDI”), for corporate shareholders, the percent qualifying for the corporate dividends received deduction (“DRD”), and the percentage of taxable ordinary income distributions that are designated as short-term capital gain (“STCG”) distributions under Internal Revenue Section 871(k)(2)(C) for each fund.

	QDI	DRD	STCG
FLRT	0.00%	0.00%	0.00%
HERD	88.01%	42.56%	0.00%
SZNE	100.00%	100.00%	0.00%
SRVR	31.56%	3.13%	0.00%
TRFK	100.00%	100.00%	0.00%
ICOW	82.64%	0.00%	0.00%
ECOW	40.38%	0.02%	0.00%
GCOW	93.86%	26.45%	0.00%
INDS	32.25%	0.11%	0.00%
SHPP	71.43%	32.26%	0.00%
PIEL	0.00%	0.00%	0.00%
ALTL	100.00%	100.00%	0.00%
PALC	100.00%	100.00%	0.00%
PAMC	86.83%	86.83%	0.00%
GLBL	100.00%	78.34%	6.59%
QQQG	100.00%	100.00%	0.00%
PATN	73.01%	0.00%	0.00%
PTNQ	38.84%	38.00%	0.00%
PTEU	100.00%	0.00%	0.00%
TRND	43.24%	21.17%	0.00%
PTIN	91.47%	0.03%	0.00%
PTBD	0.00%	0.00%	0.00%
PTLC	100.00%	100.00%	0.00%
PTMC	68.39%	67.47%	0.00%
COWZ	100.00%	100.00%	0.00%
BUL	100.00%	100.00%	0.00%
PEXL	100.00%	100.00%	0.00%
COWG	100.00%	100.00%	0.00%
CALF	100.00%	100.00%	0.00%
CAFG	100.00%	100.00%	0.00%
PWS	39.88%	36.12%	0.00%

197

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
Foreign Tax Credit Pass Through
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year/period ended April 30, 2026. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough
FLRT	$—	$—	$—	$—
HERD	1,305,635	141,608	0.65	0.07
SZNE	—	—	—	—
SRVR	—	—	—	—
TRFK	—	—	—	—
ICOW	52,756,875	5,568,822	1.31	0.14
ECOW	6,439,073	642,485	0.86	0.09
GCOW	94,683,840	8,479,774	1.31	0.12
INDS	—	—	—	—
SHPP	22,155	3,161	0.37	0.05
PIEL	10,013	1,109	0.25	0.03
ALTL	—	—	—	—
PALC	—	—	—	—
PAMC	—	—	—	—
GLBL	—	—	—	—
QQQG	—	—	—	—
PATN	702,271	96,125	0.29	0.04
PTNQ	—	—	—	—
PTEU	1,128,436	163,112	1.03	0.15
TRND	281,746	27,465	0.18	0.02
PTIN	4,917,712	497,150	0.94	0.09
PTBD	—	—	—	—
PTLC	—	—	—	—
PTMC	—	—	—	—
COWZ	—	—	—	—
BUL	—	—	—	—
PEXL	—	—	—	—
COWG	—	—	—	—
CALF	—	—	—	—
CAFG	—	—	—	—
PWS	—	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

198

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.paceretfs.com daily.
NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information on how the Fund voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.
NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS
ALTL, BUL, CAFG, CALF, ECOW, HERD, ICOW, QQQG, INDS, PALC, PAMC, PEXL, PIEL, PTIN, PTLC, PTMC, PTNQ, SRVR, SZNE, TRND, SHPP, TRFK, GLBL and PATN
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to Pacer Trendpilot® International ETF, Pacer Trendpilot® Fund of Funds ETF, Pacer Industrial Real Estate ETF, Pacer Data & Infrastructure Real Estate ETF, Pacer Trendpilot® 100 ETF, Pacer U.S. Export Leaders ETF, Pacer International Export Leaders ETF, Pacer Trendpilot® US Mid Cap ETF, Pacer Trendpilot® US Large Cap ETF, Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF, Pacer US Small Cap Cash Cows ETF, Pacer Developed Markets International Cash Cows 100 ETF, Pacer Emerging Markets Cash Cows 100 ETF, Pacer US Cash Cows Growth ETF, Pacer Cash Cows Fund of Funds ETF, Pacer Lunt Large Cap Alternator ETF, Pacer Lunt Large Cap Multi-Factor Alternator ETF, Pacer Lunt MidCap Multi-Factor Alternator ETF, Pacer Data and Digital Revolution ETF, Pacer Industrials and Logistics ETF, Pacer US Small Cap Cash Cows Growth Leaders ETF, Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF, Pacer MSCI World Industry Advantage ETF and Pacer Nasdaq International Patent Leaders ETF (each, a “Fund” and together, the “Funds”).
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Investment Advisory Agreement as it relates to each Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser as well as the Trust’s other service providers. Prior to deciding to approve the Investment Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement.
Representatives from the Adviser presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s services, fees and other aspects of the Investment Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Investment Advisory Agreement including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Funds; (3) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as a Fund’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Funds.

199

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Adviser’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Adviser’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser is prepared to provide to the Funds; (5) the advisory fee payable by each Fund to the Adviser for its services; (6) certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding each Fund’s fees and expenses relative to the fees and expenses of other comparable funds; (7) each Fund’s performance relative to its underlying index; (8) a copy of the Trust’s registration statement and prospectuses; and (9) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser.
In considering the approval of the Investment Advisory Agreement, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the costs and benefits, including the fee to be paid to the Adviser by each Fund, of the advisory services to be provided to each Fund; and (iii) potential economies of scale.
•
Nature, Extent and Quality of Services to be Provided by the Adviser. The Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement. In this regard, the Trustees reviewed each Fund’s investment goal and investment strategy, and the Adviser’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. In addition, the Trustees reviewed the management team at the Adviser that would be responsible for managing each Fund, including staffing, skills and compensation program, and considered various other Funds advised by the Adviser and any potential conflicts.

Based on its review, the Board determined that the Adviser is capable of providing all necessary advisory services required by each Fund, as indicated by the Adviser’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Funds relative to their respective tracking and underlying indexes. The Board reviewed, a comparison of each Fund’s performance for the one-year, three-year, five-year, and since inception periods ended December 31, 2025 (as applicable), to that of its underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its tracking and underlying index. The Board noted that each of the Fund’s generally performed in line with its tracking index and received explanations for any differences in performance from its underlying index over the relevant periods. The Board also considered other services provided to the Funds by the Adviser, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Funds by the Adviser.
•
Costs and Benefits of Advisory Services to be Provided to the Funds. In considering the advisory fees payable by each Fund to the Adviser and each Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of each Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine each Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in a peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to a Fund in all instances. The Board compared each Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether each Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Adviser had contractually agreed to pay the operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and

200

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received (or proposed or likely to be received) by the Adviser from its relationship with the Funds, taking into account assessments of the Adviser’s profitability prepared and shared by the Adviser’s management.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.
•
Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser as the assets of the Funds may grow in the future. In considering the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of each Fund. The Board reviewed the Adviser’s methodology for calculating estimated profitability as it relates to each Fund, noting that profitability may be affected by numerous factors, including, among others, the types of funds managed and expense allocations. The Board acknowledged the difficulty in calculating and comparing profitability at the individual fund level. For each Fund the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Funds’ shareholders benefited from the Adviser’s commitment to pay each Fund’s operating expenses out of its investment advisory fee. Additionally, in consideration of potential economies of scale as the assets of each Fund increase, the Adviser presented and reviewed advisory fee breakpoints for discussion by the Trustees. The Board also considered the Adviser’s decision to lower its advisory fee for a number of Funds over the past year to improve overall positioning within their respective peer groups.

Overall Findings and Conclusions of the Board
Based on its deliberations and its evaluation of the information described above, at the Meeting, respectively, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser to each Fund; and (c) agreed to approve the renewal of the Investment Advisory Agreement as to each Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
NOTE 6 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT
FLRT
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”) with respect to Pacer Pacific Asset Floating Rate High Income ETF (“FLRT” or the “Fund”), and the proposed renewal of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Aristotle Pacific Capital, LLC (the “Sub-Adviser”) with respect to FLRT.
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement on behalf of the Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser and the Sub-Adviser, as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement for the Fund at the Meeting, the Independent Trustees requested and obtained from the Adviser and the Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate

201

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
the terms of the Investment Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement.
Representatives from the Adviser and the Sub-Adviser presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s and Sub-Adviser’s services, fees and other aspects of the Advisory Agreement and Sub-Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Advisory Agreement and Sub-Advisory Agreement including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser and/or Sub-Adviser; (2) the cost of the services provided and the profits realized by the Adviser and/or Sub-Adviser from services rendered to the Trust; (3) comparative fee and expense data for other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Trust’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser, the Sub-Adviser and their respective affiliates resulting from services rendered to the Trust.
The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the Advisory Agreement and the Sub-Advisory Agreement; (2) the Adviser’s and Sub-Adviser’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Advisory Agreement and the Sub-Advisory Agreement; (3) the Adviser’s and Sub-Adviser’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser and Sub-Adviser are prepared to provide to the Fund; (5) the advisory fee payable by the Fund to the Adviser for its services and the sub-advisory fee payable to the Sub-Adviser by the Adviser under the Sub-Advisory Agreement; (6) certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding the Fund’s fees and expenses relative to the fees and expenses of other comparable funds; (7) performance information as it relates to the Fund’s underlying index; (8) a copy of the Trust’s registration statement and prospectus; and (9) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser and Sub-Adviser
In considering the approval of the Advisory Agreement and the Sub-Advisory Agreement, respectively, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser, including the performance of the Adviser and Sub-Adviser with respect to the Fund; (ii) the costs and benefits, including the fees to be paid to the Adviser by the Fund, of the advisory services to be provided to the Fund; (iii) the fee paid to the Sub-Adviser by the Adviser; and (iv) potential economies of scale.
Nature, Extent and Quality of Services to be Provided by the Adviser and the Sub-Adviser.
The Board reviewed the scope of services provided by the Adviser under the Investment Advisory Agreement and the Sub-Adviser under the Sub-Advisory Agreement. In this regard, the Trustees reviewed Fund’s investment goal and investment strategy, and the Adviser’s and the Sub-Adviser’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by the Sub-Adviser, the Board noted that the Sub-Adviser has assets allocated to it by the Adviser and considered the Sub-Adviser’s ability to ensure compliance with the Fund’s strategies, policies, and limitations. In addition, the Trustees reviewed the management team at the Adviser and the Sub-Adviser that is responsible for managing the Fund, including staffing, skills and compensation program, and considered various other portfolios advised by the Adviser and the Sub-Adviser and any potential conflicts. The Trustees also considered the strong reputation of the Sub-Adviser in the industry and the potential positive impact that might have on investment interest in the Fund. The Board also considered a report from the Trust’s Chief Compliance Officer regarding the Sub-Adviser’s compliance programs as such relates to the operation of the Fund.
Based on its review, the Board determined that the Adviser and the Sub-Adviser are capable of providing all necessary advisory and sub-advisory services required by the Fund, as indicated by the Adviser’s and the Sub-Adviser’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Fund relative to its benchmark index and other products managed by the Adviser and the

202

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
Sub-Adviser with similar investment objectives and strategies as the Fund (if applicable). The Board reviewed, a comparison of the Fund’s performance for the one-year and since inception periods ended December 31, 2025, to that of its benchmark index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its benchmark index. The Board noted that the Fund had outperformed its benchmark index over the relevant periods. The Board also considered other services provided to the Fund by the Adviser and the Sub-Adviser, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Fund by the Adviser and the Sub-Adviser, respectively.
Costs and Benefits of Advisory Services to be Provided to the Fund.
In considering the advisory fees payable by the Fund to the Adviser and the Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board compared Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether the Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Adviser had contractually agreed to pay the Sub-Advisory fees and the operating expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was further noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received by the Adviser from its relationship with the Fund, considering the Adviser’s profitability analysis prepared and shared by the Adviser’s management.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.
Costs and Benefits of Sub-Adviser’s Services to be Provided to the Fund.
The Board noted that the sub-advisory fees paid to the Sub-Adviser are paid by the Adviser and would not be additional fees to be borne by the Fund. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Adviser and the Sub-Adviser. In considering the sub-advisory fees payable by the Adviser to the Sub-Adviser, the Board evaluated the compensation and benefits received or likely to be received by the Sub-Adviser from the Adviser relating to the services provided to the Fund. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to the Sub-Adviser under the Sub-Advisory Agreement with the Adviser were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Adviser.
Economies of Scale.
The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser and the Sub-Adviser as the assets of the Fund may grow in the future. In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of the Fund. The Board reviewed the Adviser’s methodology for calculating estimated profitability of the Fund, noting that profitability may be affected by numerous factors, including, among others, the types of funds managed and expense allocations. The Board acknowledged the difficulty in calculating and comparing profitability at the individual fund level. For the Fund the Trustees considered

203

PACER FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
that, while the investment advisory fee would remain the same at all asset levels, the Fund’s shareholders benefited from the Adviser’s commitment to pay the Fund’s operating expenses out of its investment advisory fee.
Overall Findings and Conclusions of the Board
Based on its deliberations and its evaluation of the information described above as it relates to the Fund, at the Meeting, respectively, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to the Fund are fair and reasonable; (b) concluded that the terms of the Sub-Advisory Agreement with respect to the Fund are fair and reasonable; (c) concluded that the Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser to the Fund; (d) concluded that the Sub-Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered to the Fund by the Sub-Adviser; (e) agreed to approve the Investment Advisory Agreement as to the Fund; and (f) agreed to approve the Sub-Advisory Agreement for the Fund. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

204

Advisor
Pacer Advisors, Inc.
500 Chesterfield Parkway
Malvern, PA 19355
Index Provider
CFRA
One New York Plaza, 34th Floor
New York, NY 10004
FTSE International Limited
12th Floor, 10 Upper Bank Street
Canary Wharf, London E14 5NP
Index Design Group, LLC
500 Chesterfield Parkway
Malvern, PA 19355
Lunt Capital Management, Inc.
215 S State St, Suite 100
Salt Lake City, UT 84111
Solactive AG
Platz der Einheit 1
60327 Frankfurt am Main
Germany
S&P Dow Jones Indices LLC
55 Water Street
New York, NY 10041
Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive
Milwaukee, WI 53212
Sub Adviser
Vident Asset Management
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA 30009
Aristotle Pacific Capital, LLC
840 Newport Center Drive, 7th Floor
Newport Beach, CA 92660
Distributor
Pacer Financial, Inc.
500 Chesterfield Parkway
Malvern, PA 19355
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Independent Registered
Public Accounting Firm
Sanville & Company
2617 Huntingdon Pike
Huntingdon Valley, PA 19006
Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

PACER ARISTOTLE PACIFIC FLOATING RATE HIGH INCOME ETF
FLRT
CUSIP 69374H428

PACER CASH COWS FUND OF FUNDS ETF
HERD
CUSIP 69374H659

PACER CFRA-STOVALL EQUAL WEIGHT SEASONAL ROTATION INDEX ETF
SZNE
CUSIP 69374H691

PACER DATA & INFRASTRUCTURE REAL ESTATE ETF
SRVR
CUSIP 69374H741

PACER DATA AND DIGITAL REVOLUTION ETF
TRFK
CUSIP 69374H386

PACER DEVELOPED MARKETS INTERNATIONAL CASH COWS 100 ETF
ICOW
CUSIP 69374H873

PACER EMERGING MARKETS CASH COWS 100 ETF
ECOW
CUSIP 69374H665

PACER GLOBAL CASH COWS DIVIDEND ETF
GCOW
CUSIP 69374H709

PACER INDUSTRIAL REAL ESTATE ETF
INDS
CUSIP 69374H766

PACER INDUSTRIALS AND LOGISTICS ETF
SHPP
CUSIP 69374H378

PACER INTERNATIONAL EXPORT LEADERS ETF
PIEL
CUSIP 69374H600

PACER LUNT LARGE CAP ALTERNATOR ETF
ALTL
CUSIP 69374H717

PACER LUNT LARGE CAP MULTI-FACTOR ALTERNATOR ETF
PALC
CUSIP 69374H816

PACER LUNT MIDCAP MULTI-FACTOR ALTERNATOR ETF
PAMC
CUSIP 69374H725

PACER MSCI WORLD INDUSTRY ADVANTAGE ETF
GLBL
CUSIP 69374H295

PACER NASDAQ 100 TOP 50 CASH COWS GROWTH LEADERS ETF
QQQG
CUSIP 69374H329

PACER NASDAQ INTERNATIONAL PATENT LEADERS ETF
PATN
CUSIP 69374H311

PACER TRENDPILOT® 100 ETF
PTNQ
CUSIP 69374H303

PACER TRENDPILOT® EUROPEAN INDEX ETF
PTEU
CUSIP 69374H808

PACER TRENDPILOT® FUND OF FUNDS ETF
TRND
CUSIP 69374H675

PACER TRENDPILOT® INTERNATIONAL ETF
PTIN
CUSIP 69374H683

PACER TRENDPILOT® US BOND ETF
PTBD
CUSIP 69374H642

PACER TRENDPILOT® US LARGE CAP ETF
PTLC
CUSIP 69374H105

PACER TRENDPILOT® US MID CAP ETF
PTMC
CUSIP 69374H204

PACER US CASH COWS 100 ETF
COWZ
CUSIP 69374H881

PACER US CASH COWS GROWTH ETF
BUL
CUSIP 69374H667

PACER US EXPORT LEADERS ETF
PEXL
CUSIP 69374H402

PACER US LARGE CAP CASH COWS GROWTH LEADERS ETF
COWG
CUSIP 69374H360

PACER US SMALL CAP CASH COWS ETF
CALF
CUSIP 69374H857

PACER US SMALL CAP CASH COWS GROWTH LEADERS ETF
CAFG
CUSIP 69374H352

PACER WEALTHSHIELD ETF
PWS
CUSIP 69374H840

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of [directors/trustees]. OR

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(5)	Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacer Funds Trust

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President/Principal Executive Officer

Date	7/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President/Principal Executive Officer

Date	7/6/2026

By (Signature and Title)*	/s/ Sean E. O’Hara
Sean E. O’Hara, Treasurer/Principal Financial Officer

Date	7/6/2026

* Print the name and title of each signing officer under his or her signature.